             As filed with the Securities and Exchange Commission on
                                 APRIL 27, 2000
                           FILE NOS. 33-27896/811-5796
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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                           --------------------------

                                    FORM N-1A



REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          /X/

         Pre-Effective Amendment No.  _____     / /

         Post-Effective Amendment No.   27     /X/

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       /X/

         Amendment No.  30    /X/
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                                FFTW FUNDS, INC.
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               (Exact name of registrant as specified in charter)

                                 200 Park Avenue
                            New York, New York 10166
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                    (Address of principal executive offices)
                   Registrant's telephone number: 212-681-3000

                           Onder John Olcay, President
                                 200 Park Avenue
                            New York, New York 10166
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                     (Name and address of agent for service)
                                 With a copy to:
                              Jill Grossberg, Esq.

                         Investors Bank & Trust Company

                          200 Clarendon Street, LEG 13
                                Boston, MA 02116
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Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective:
/ / immediately upon filing pursuant to paragraph (b)
/ / On __, pursuant to paragraph (b)
/X / 60 days after filing, pursuant to paragraph (a)(1)
// On __, pursuant to paragraph (a) (1)
/ / 75 days after filing, pursuant to paragraph (a) (2)
/ / On _________, pursuant to paragraph (a) (2) of Rule 485.

FFTW FUNDS, INC.




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                                   PROSPECTUS

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                                  MAY 1, 2000



                           -  U.S. Short-Term Portfolio
                           -  Limited Duration Portfolio
                           -  Mortgage-Backed Portfolio
                           -  Global Tactical Exposure Portfolio
                           -  Worldwide Portfolio
                           -  Worldwide-Hedged Portfolio
                           -  International Portfolio
                           -  Emerging Markets Portfolio
                           -  Inflation-Indexed Hedged Portfolio





THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED ANY PORTFOLIO'S SHARES AS AN INVESTMENT OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                                    CONTENTS

                                                                            PAGE
Risk/Return Summary                                                           3
        U.S. Short-Term Portfolio                                             3
        Limited Duration Portfolio                                            4
        Mortgage-Backed Portfolio                                             5
        Global Tactical Exposure Portfolio                                    6
        Worldwide Portfolio                                                   7
        Worldwide-Hedged Portfolio                                            8
        International Portfolio                                               9
        Emerging Markets Portfolio                                           10
        Inflation-Indexed Hedged Portfolio                                   11
    Principal Investment Risks                                               12
    Risk Return Bar Charts and Tables                                        14
        U.S. Short-Term Portfolio                                            14
        Limited Duration Portfolio                                           15
        Mortgage-Backed Portfolio                                            15
        Global Tactical Exposure Portfolio                                   16
        Worldwide Portfolio                                                  16
        Worldwide-Hedged Portfolio                                           17
        International Portfolio                                              17
        Emerging Markets Portfolio                                           18
Fee Table                                                                    20
Expenses Table Example                                                       21
Fund Management                                                              22
Portfolio Managers                                                           22
Shareholder Information                                                      24
Investment Information                                                       30
Portfolio Turnover                                                           40
Supplemental Investment Policies                                             40
Financial Highlights Tables                                                  41
        U.S. Short-Term Portfolio                                            41
        Limited Duration Portfolio                                           42
        Mortgage-Backed Portfolio                                            43
        Global Tactical Exposure Portfolio                                   44
        Worldwide Portfolio                                                  45
        Worldwide-Hedged Portfolio                                           46
        International Portfolio                                              47
        Emerging Markets Portfolio                                           48
Shareholder Inquiries                                                        49

RISK/RETURN SUMMARY

The following is a summary of certain key information about the Portfolios, including investment objectives, principal investment strategies and principal investment risks. A more detailed description of the permitted investment strategies, investments and their associated risks will follow.


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                                      U.S. SHORT-TERM PORTFOLIO

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INVESTMENT OBJECTIVE:           To attain a high level of total return as may be consistent with the preservation of capital and to maintain liquidity.

PRINCIPAL INVESTMENT            The Portfolio invests primarily in high quality (rating of AA by Standard
STRATEGIES:                     & Poor's Corp.("S&P"), Aa by Moody's Investor's Services, Inc. ("Moody's")
                                or a comparable rating, or higher from a nationally recognized statistical rating organization) short-term debt securities. The performance objective of the Portfolio is to outperform Money Fund Report Averages-TM- -
                                All Taxable, a service of iMoneyNet, Inc. (formerly IBC Financial Data).

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      MINIMUM QUALITY                                                      Thompson
      RATING:                                     S&P          Moody's       Bank           AVERAGE
                                S&P: Moody's: (Short Term): (Short Term): Watch, Inc.: PORTFOLIO QUALITY:
                                ---- -------- ------------- ------------- ------------ -----------------
                                BBB-  Baa3         A-2            P-2           B            AA (Aa)

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      DURATION:                 The average U.S. dollar-weighted duration generally is shorter than one year. Except for temporary defensive purposes, the Portfolio will not have a U.S. dollar-weighted average duration exceeding three years.

      INVESTMENT POLICIES:      At least 65% of the Portfolio's total assets must be invested in U.S.
                                dollar-denominated debt securities with a maturity of 1 to 3 years.
                                For temporary defensive purposes, 100% of the Portfolio's total assets may be invested in U.S. Government securities, cash or cash equivalent securities. These defensive strategies may prevent the Portfolio from achieving its investment objective. The Portfolio is "diversified"
                                under the Investment Company Act of 1940, as amended (the "1940 Act").

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      PRINCIPAL INVESTMENTS:    -  Asset-Backed Securities       -  Mortgage-Backed Securities
      (See Permitted            -  Bank Obligations              -  U.S. Government and Agency Securities
      Investment Strategies,    -  Corporate Debt Instruments
      Investments and
      Associated Risks for a
      more detailed description)

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                                      LIMITED DURATION PORTFOLIO

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INVESTMENT OBJECTIVE:           To maintain a level of total return as may be consistent with the preservation of capital.

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PRINCIPAL INVESTMENT            The Portfolio invests primarily in high quality (rating of AA by S&P, Aa
STRATEGIES:                     by Moody's or a comparable rating, or higher from a nationally recognized statistical rating organization) debt securities, using interest rate hedging as a stabilizing technique. The performance objective of the
                                Portfolio is to outperform the Merrill Lynch 1-2.99 Year Treasury Index.

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      MINIMUM QUALITY                                                      Thompson
      RATING:                                     S&P          Moody's       Bank           AVERAGE
                                S&P: Moody's: (Short Term): (Short Term): Watch, Inc.: PORTFOLIO QUALITY:
                                ---- -------- ------------- ------------- ------------ -----------------
                                BBB-  Baa3         A-2            P-2           B            AA (Aa)

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      DURATION:                 The average U.S. dollar-weighted duration generally is shorter than three years. The average U.S. dollar-weighted duration of the Portfolio will not differ from the average duration of the Merrill Lynch 1-2.99 Treasury
                                Index by more than one year. As of December 31, 1999, the duration of the
                                Merrill Lynch 1-2.99 Treasury Index was 1.6 years.

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      INVESTMENT POLICIES:      At least 65% of the Portfolio's total assets must be invested in U.S.
                                dollar-denominated securities. For temporary defensive purposes, 100% of the Portfolio's total assets may be invested in U.S. Government securities, cash or cash equivalent securities. These defensive strategies may prevent the Portfolio from achieving its investment objective. The Portfolio is
                                "non-diversified" under the 1940 Act.

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      PRINCIPAL INVESTMENTS:    -  Asset-Backed Securities
      (See Permitted            -  Bank Obligations
      Investment Strategies,    -  Corporate Debt Instruments
      Investments and           -  Mortgage-Backed Securities
      Associated Risks for      -  Repurchase and Reverse Repurchase Agreements
      a more detailed           -  Total Return Swaps
      description)              -  U.S. Government and Agency Securities

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                                      MORTGAGE-BACKED PORTFOLIO

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INVESTMENT OBJECTIVE:           To attain a high level of total return as may be consistent with the preservation of capital.

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PRINCIPAL INVESTMENT            The Portfolio invests primarily in high quality (rating of AA by S&P, Aa
STRATEGIES:                     by Moody's or a comparable rating, or higher from a nationally recognized statistical rating organization) mortgage-backed securities using hedging techniques to manage interest rate and prepayment risk. The performance objective of the Portfolio is to outperform the Lehman Brothers
                                Mortgage-Backed Securities Index.

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      MINIMUM QUALITY                             S&P          Moody's                     AVERAGE
      RATING:                   S&P: Moody's: (Short Term): (Short Term):   Thompson:  PORTFOLIO QUALITY:
                                ---- -------- ------------- ------------- ------------ -----------------
                                BBB-  Baa3         A-2            P-2           B            AA (Aa)

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      DURATION:                 The average U.S. dollar-weighted duration generally will not differ from the average duration of the Lehman Brothers Mortgage-Backed Securities
                                Index by more than one year. As of December 31, 1999, the duration of the
                                Lehman Brothers Mortgage-Backed Securities Index was 4.3 years.

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      INVESTMENT POLICIES:      At least 65% of the Portfolio's total assets must be invested in mortgage-backed securities of U.S. and foreign issuers. For purposes of this Portfolio's investments, home equity loans are considered mortgage-backed securities. For temporary defensive purposes, the Portfolio may invest up to 100% of its total assets in U.S. Government securities, cash or cash equivalent securities. These defensive strategies may prevent the Portfolio from achieving its investment objective. The Portfolio is
                                "non-diversified" under the 1940 Act.

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      PRINCIPAL INVESTMENTS:    -   Asset-Backed Securities
      (See Permitted            -   Mortgage-Backed Securities
      Investment Strategies,    -   Reverse Repurchase Agreements
      Investments and           -   Stripped Instruments
      Associated Risks for a    -   Total Return Swaps
      more detailed             -   U.S. Government and Agency Securities
      description)

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                                   GLOBAL TACTICAL EXPOSURE PORTFOLIO

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INVESTMENT OBJECTIVE:           To attain a high level of total return as may be consistent with the preservation of capital.

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PRINCIPAL INVESTMENT            The Portfolio invests primarily in high quality (rating of AA by S&P, Aa
STRATEGIES:                     by Moody's or a comparable rating, or higher from a nationally recognized statistical rating organization) debt securities from worldwide bond markets. The performance objective of the Portfolio is to outperform the
                                JP Morgan 3-Month Eurodeposit Index.

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      MINIMUM QUALITY                                                      Thompson
      RATING:                                     S&P          Moody's                     AVERAGE
                                S&P: Moody's: (Short Term): (Short Term):              PORTFOLIO QUALITY:
                                ---- -------- ------------- ------------- ------------ -----------------
                                BBB-  Baa3         A-2            P-2           B            AA (Aa)

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      DURATION:                 The Portfolio's average U.S. dollar-weighted duration generally will not differ from the average duration of the JP Morgan 3-Month Eurodeposit
                                Index by more than three months. As of December 31, 1999, the duration of the JP Morgan 3-Month Eurodeposit Index was ________.

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      INVESTMENT POLICIES:      At least 65% of the Portfolio's total assets must be invested in debt securities from worldwide bond markets, denominated in both U.S. dollars and foreign currencies. The Portfolio will maintain investments in debt securities of issuers from at least three different countries including the U.S. At least 35% of the Portfolio's total assets will be invested in debt securities from jurisdictions outside the U.S. For temporary defensive purposes, 100% of the Portfolio's total assets may be invested in U.S. Government securities, cash or cash equivalent securities. These defensive strategies may prevent the Portfolio from achieving its investment objective. The Portfolio will actively hedge risk through the use of index swaps. The Portfolio is "non-diversified" under the 1940 Act.

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      PRINCIPAL INVESTMENTS:    -   Asset-Backed Securities
      (See Permitted            -   Foreign Instruments
      Investment Strategies,    -   Total Return Swaps
      Investments and           -   U.S. Government and Agency Securities
      Associated Risks for a
      more detailed
      description)

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                                             WORLDWIDE PORTFOLIO

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INVESTMENT OBJECTIVE:           To attain a high level of total return as may be consistent with the preservation of capital.

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PRINCIPAL INVESTMENT            The Portfolio invests primarily in high quality (rating of AA by S&P, Aa
STRATEGIES:                     by Moody's or a comparable rating, or higher from a nationally recognized statistical rating  organization) debt securities from worldwide bond markets, denominated in both U.S. dollars and foreign currencies. The performance objective of the Portfolio is to outperform the Lehman
                                Brothers Global Aggregate Index (Unhedged).

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      MINIMUM QUALITY                             S&P          Moody's                      AVERAGE
      RATING:                   S&P: Moody's: (Short Term): (Short Term):   Thompson: PORTFOLIO QUALITY:
                                ---- -------- ------------- ------------- ------------ -----------------
                                BBB-  Baa3         A-2            P-2           B            AA (Aa)

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      DURATION:                 The Portfolio's average U.S. dollar-weighted duration generally will not differ from the average duration of the Lehman Brothers Global Aggregate
                                Index (Unhedged) by more than one year. As of December 31, 1999, the duration of the Lehman Brothers Global Aggregate Index (Unhedged) was
                                ____________.

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      INVESTMENT POLICIES:      At least 65% of the Portfolio's total assets must be invested in high quality debt securities from worldwide bond markets, denominated in both
                                U.S. dollars and foreign currencies. The Portfolio will maintain investments in debt securities of issuers from at least three different countries including the U.S. At least 35% of the Portfolio's total assets will be invested in debt securities from jurisdictions outside the U.S.
                                For temporary defensive purposes, 100% of the Portfolio's total assets may be invested in U.S. Government securities, cash or cash equivalent securities. These defensive strategies may prevent the Portfolio from achieving its investment objective. The Portfolio is "non-diversified"
                                under the 1940 Act.

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      PRINCIPAL INVESTMENTS:    -   Asset-Backed Securities
      (See Permitted            -   Foreign Instruments
      Investment Strategies,    -   U.S. Government and Agency Securities
      Investments and
      Associated Risks for a
      more detailed description)

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                                     WORLDWIDE-HEDGED PORTFOLIO

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INVESTMENT OBJECTIVE:           To attain a high level of total return as may be consistent with the preservation of capital.

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PRINCIPAL INVESTMENT            The Portfolio invests primarily in high quality (rating of AA by S&P, Aa
STRATEGIES:                     by Moody's or a comparable rating, or higher from a nationally recognized statistical rating organization) debt securities from worldwide bond markets, denominated in both U.S. dollars and foreign currencies and actively utilizes currency hedging techniques. The performance objective of the Portfolio is to outperform the Lehman Brothers Global
                                Aggregate Index (Hedged).

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      MINIMUM QUALITY                             S&P          Moody's                      AVERAGE
      RATING:                   S&P: Moody's: (Short Term): (Short Term):   Thompson: PORTFOLIO QUALITY:
                                ---- -------- ------------- ------------- ------------ -----------------
                                BBB-  Baa3         A-2            P-2           B            AA (Aa)

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      DURATION:                 The Portfolio's average U.S. dollar-weighted duration generally will not differ from the average duration of the Lehman Brothers Global
                                Aggregate Index (Hedged) by more than one year. As of December 31,
                                1999, the duration of the Lehman Brothers Global Aggregate Index
                                (Hedged) was _____________.

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      INVESTMENT POLICIES:      At least 65% of the Portfolio's total assets must be invested in high quality debt securities from worldwide bond markets, denominated in both U.S. dollars and foreign currencies. The Portfolio will maintain investments in debt securities of issuers from at least three different countries including the U.S. At least 35% of the Portfolio's total assets will be invested in debt securities from jurisdictions outside the U.S. As a fundamental policy, to the extent feasible, the
                                Portfolio will actively utilize currency hedging techniques to hedge at least 65% of its total assets. For temporary defensive purposes,
                                100% of the Portfolio's total assets may be invested in U.S. Government securities, cash or cash equivalent securities. These defensive strategies may prevent the Portfolio from achieving its investment objective. The Portfolio is "non-diversified" under the 1940 Act.

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      PRINCIPAL INVESTMENTS:    -   Asset-Backed Securities
      (See Permitted            -   Foreign Instruments
      Investment Strategies,    -   U.S. Government and Agency Securities
      Investments and
      Associated Risks for a
      more detailed
      description)

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                                     INTERNATIONAL PORTFOLIO

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INVESTMENT OBJECTIVE:           To attain a high level of total return as may be consistent with the preservation of capital.

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PRINCIPAL INVESTMENT            The Portfolio invests primarily in high quality (rating of AA by S&P, Aa
STRATEGIES:                     by Moody's or a comparable rating, or higher from a nationally recognized statistical rating organization) debt securities from foreign bond markets and denominated in foreign currencies. The performance objective of the Portfolio is to outperform the JP Morgan Global
                                Government Bond Index (Non-U.S. Unhedged).

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      MINIMUM QUALITY                             S&P          Moody's                      AVERAGE
      RATING:                   S&P: Moody's: (Short Term): (Short Term):   Thompson: PORTFOLIO QUALITY:
                                ---- -------- ------------- ------------- ------------ -----------------
                                BBB-  Baa3         A-2            P-2           B            AA (Aa)

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      DURATION:                 The Portfolio's average U.S. dollar-weighted duration generally will not differ from the average duration of the JP Morgan Global Government
                                Bond Index (Non-U.S. Unhedged) by more than one year. As of December
                                31, 1999, the duration of the JP Morgan Global Government Bond Index
                                (non-U.S. Unhedged) was 5.6 years.

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      INVESTMENT POLICIES:      At least 65% of the Portfolio's total assets must be invested in high quality debt securities from foreign bond markets, denominated in foreign currencies. The Portfolio will maintain investments in debt securities of issuers from at least three different countries. At least 65% of the Portfolio's total assets will be invested in debt securities from jurisdictions outside the U.S. For temporary defensive purposes, 100% of the Portfolio's total assets may be invested in U.S.
                                Government securities, cash or cash equivalent securities. These defensive strategies may prevent the Portfolio from achieving its investment objective. The Portfolio is "non-diversified" under the
                                1940 Act.

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      PRINCIPAL INVESTMENTS:    -   Asset-Backed Securities
      (See Permitted            -   Foreign Instruments
      Investment Strategies,    -   Mortgage-Backed Securities
      Investments and           -   Repurchase and Reverse Repurchase Agreements
      Associated Risks for a    -   Stripped Instruments
      more detailed             -   Total Return Swaps
      description)              -   U.S. Government and Agency Securities

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                                    EMERGING MARKETS PORTFOLIO

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INVESTMENT OBJECTIVE:           To attain a high level of total return as may be consistent with the preservation of capital.

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PRINCIPAL INVESTMENT            The Portfolio invests primarily in debt securities issued or guaranteed by
STRATEGIES:                     foreign governments in emerging or developing market countries denominated primarily in foreign currencies. The performance objective of the
                                Portfolio is to outperform a composite index, consisting of 60% JP
                                Morgan Emerging Local Markets Index Plus and 40% JP Morgan Emerging
                                Markets Bond Index Plus. The Adviser/Sub-Adviser allocates the
                                Portfolio's investment assets among various emerging markets countries
                                (and currencies). Such allocations are not expected to be comparable to, nor as diverse as the allocations accorded to such markets (and currencies) by the major bond market indices. Portfolio managers will screen out credit or default risks and highlight potentially risky emerging market currencies by employing a fundamental economic analysis and internally developed models.

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      MINIMUM QUALITY                             S&P          Moody's                      AVERAGE
      RATING:                   S&P: Moody's: (Short Term): (Short Term):   Thompson: PORTFOLIO QUALITY:
                                ---- -------- ------------- ------------- ------------ -----------------
                                CCC-  Caa3         A-3            P-3         LC-3              B

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      DURATION:                 The Portfolio's average U.S. dollar-weighted duration generally will not differ from the average duration of the composite index of 60% JP
                                Morgan Emerging Local Markets Index Plus and 40% JP Morgan Emerging
                                Markets Bond Index Plus by more than one year. As of December 31,
                                1999, the duration of the JP Morgan Emerging Local Markets Index Plus and the JP Morgan Emerging Markets Bond Index Plus was ________ and
                                ____________, respectively.

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      INVESTMENT POLICIES:      At least 65% of the Portfolio's total assets must be invested in debt securities from bond markets in emerging countries denominated in local currencies or currencies of OECD countries. The Portfolio will maintain investments in debt securities of issuers from at least three different countries. For temporary defensive purposes, 100% of the
                                Portfolio's total assets may be invested in U.S. Government securities, cash or cash equivalent securities. These defensive strategies may prevent the Portfolio from achieving its investment objective. The Portfolio is "non-diversified" under the 1940 Act.

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      PRINCIPAL INVESTMENTS:    -  Brady Bonds
      (See Permitted            -  Indexed Notes, Currency Exchange-Related Securities and Similar
      Investment Strategies,       Securities
      Investments and           -  Foreign Instruments
      Associated Risks for      -  U.S. Government and Agency Securities
      a more detailed
      description)

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                                  INFLATION-INDEXED HEDGED PORTFOLIO

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INVESTMENT OBJECTIVE:           To attain a high level of total return in excess of inflation as may be consistent with the preservation of capital.

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PRINCIPAL INVESTMENT            The Portfolio invests primarily in securities with a coupon rate and/or
STRATEGIES:                     principal amount linked to the inflation rate from worldwide bond markets, denominated in both U.S. dollars and foreign currencies. The Portfolio will also actively utilize currency hedging techniques. The performance objective of the Portfolio is to outperform the Lehman Brothers Global
                                Real Index.

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      MINIMUM QUALITY
      RATING:                                     S&P          Moody's                      AVERAGE
                                S&P: Moody's: (Short Term): (Short Term):   Thompson   PORTFOLIO QUALITY:
                                ---- -------- ------------- ------------- ------------ -----------------
                                BBB-  Baa3         A-2            P-2          B             AA(Aa)

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      DURATION:                 The Portfolio's average U.S. dollar-weighted duration generally will not differ from the average duration of the Lehman Brothers Global Real
                                Index by more than one year. As of December 31, 1999, the duration of the Lehman Brothers Global Real Index was 3.6 years.

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      INVESTMENT POLICIES:      At least 65% of the Portfolio's total assets must be invested in inflation-indexed securities. As a fundamental policy, the Portfolio will attempt to hedge at least 65% of its total assets. The Portfolio is not required to invest any minimum percentage of its assets in debt securities of issuers located outside the U.S. nor in any minimum number of countries or currencies. For temporary defensive purposes,
                                100% of the Portfolio's total assets may be invested in U.S. Government securities, cash or cash equivalent securities. These defensive strategies may prevent the Portfolio from achieving its investment objective. The Portfolio is "non-diversified" under the 1940 Act.

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      PRINCIPAL INVESTMENTS:    -  Foreign Instruments
      (See Permitted            -  Inflation-Indexed Securities
      Investment Strategies,    -  Illiquid Securities
      Investments and           -  Indexed Notes, Currency Exchange-Related Securities and Similar
      Associated Risks for a       Securities
      more detailed             -  U.S. Government and Agency Securities
      description)

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                           PRINCIPAL INVESTMENT RISKS

"Risk" is the chance that you may lose money on an investment or that you will not earn as much as you expect. The greater the risk, the greater the possibility of losing money.

All of the Portfolios are affected by changes in the economy, or in securities and other markets.

The possibility also exists that investment decisions of portfolio managers will not accomplish what they are designed to achieve. No assurance can be given that a Portfolio's investment objective will be achieved.

The Portfolios may invest in U.S. Government and agency securities, some of which are backed by the full faith and credit of the United States and others which are subject to varying degrees of risk. Investments in the U.S. Short-Term Portfolio are neither guaranteed nor insured by the United States Government.

Investments in the Portfolios are subject to certain of the following risks. The risks associated with each Portfolio depend on its investment strategy and the types of securities it holds. The specific risks affecting each Portfolio are indicated as follows:

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                      U.S.                            Global                                                        Inflation-
                     Short-   Limited    Mortgage-   Tactical               Worldwide-                  Emerging     Indexed
 Risks:               Term    Duration    Backed     Exposure   Worldwide    Hedged      International   Markets     Hedged
-------------------------------------------------------------------------------------------------------------------------------
 Banking industry
 risk                   -        -
-------------------------------------------------------------------------------------------------------------------------------
 Correlation risk       -        -          -           -           -           -              -            -            -
-------------------------------------------------------------------------------------------------------------------------------
 Credit risk            -        -          -           -           -           -              -            -            -
-------------------------------------------------------------------------------------------------------------------------------
 Currency risk                              -           -           -           -              -            -            -
-------------------------------------------------------------------------------------------------------------------------------
 Foreign risk                                           -           -           -              -            -            -
-------------------------------------------------------------------------------------------------------------------------------
 Futures risk                                           -                       -
-------------------------------------------------------------------------------------------------------------------------------
 Hedging risk                    -          -           -                       -                                        -
-------------------------------------------------------------------------------------------------------------------------------
 Interest rate risk     -        -          -           -           -           -              -            -            -
-------------------------------------------------------------------------------------------------------------------------------
 Leverage risk          -        -          -           -           -           -              -            -            -
-------------------------------------------------------------------------------------------------------------------------------
 Liquidity risk         -        -          -           -           -           -              -            -            -
-------------------------------------------------------------------------------------------------------------------------------
 Market risk            -        -          -           -           -           -              -            -            -
-------------------------------------------------------------------------------------------------------------------------------
 Non-diversification
 risk                            -          -           -           -           -              -            -            -
-------------------------------------------------------------------------------------------------------------------------------
 Prepayment risk        -        -          -           -           -           -              -            -            -

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

BANKING             Investing in bank obligations will expose a Portfolio to
                    risks associated with the banking
INDUSTRY RISK:      industry such as interest rate and credit risks.

CORRELATION RISK:   Derivatives are financial instruments whose value depends
                    upon, or is derived from, the value of something else, such as one or more underlying securities, indexes or currencies.
                    The prices of a particular derivative instrument may not move in the same way as the underlying security or, in the case of a hedging transaction, of the securities which are the subject of a hedge.

CREDIT RISK:        A Portfolio may be exposed to the risk that a security's
                    issuer or a counterparty to a contract will default or not be able to honor a financial obligation.

CURRENCY RISK:      Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. When synthetic and cross-hedges are used, the net exposure of a Portfolio to any one currency may be different from that of its total assets denominated in such currency.

FOREIGN RISK:       Investing in foreign securities will expose a Portfolio to risks such as, political and economic instability, currency devaluation and high inflation rates, which may result in Portfolio losses and volatility. For the Emerging Markets
                    Portfolio, which invests in less established markets, these risks may be increased.

FUTURES RISK:       The use of futures exposes a Portfolio to the risk that the
                    Investment Adviser will not be able to anticipate correctly movements in the direction of interest rates, securities prices, and currency markets and the imperfect correlation between the price of futures contracts and movements in the prices of the securities being hedged.

HEDGING RISK:       Hedging exposes a Portfolio to the risk that the hedge will lose value while the hedged investment increases in value.

INTEREST RATE RISK: Investing in fixed-rate debt securities will expose a
                    Portfolio to the risk that the value of the Portfolio's investments will decline if interest rates rise.

LEVERAGE RISK:      The use of derivatives exposes a Portfolio to the risk of
                    leverage which may result in greater fluctuations in a Portfolio's net asset value than would have occurred had the Portfolio invested in the underlying security.

LIQUIDITY RISK:     Certain securities may be difficult or impossible to sell at favorable prices within the desired time frame.

MARKET RISK:        The market value of a security may increase or decrease over time. Such fluctuations can cause a security to be worth less than the price originally paid for it or less than it was worth at an earlier time. Market risk may affect a single issuer, entire industry or the market as a whole.

NON-                A non-diversified Portfolio may invest more of its assets in
DIVERSIFICATION     the securities of fewer companies than a diversified
RISK:               Portfolio. This vulnerability to factors affecting a single investment can result in greater Portfolio losses and volatility.

PREPAYMENT RISK:    A Portfolio that invests in mortgage-backed and other
                    asset-backed securities is exposed to the risk that such securities may repay principal either faster or slower than expected.

                        RISK/RETURN BAR CHARTS AND TABLES


The following charts and tables give some indication of past performance of the Portfolios. These charts and tables illustrate the changes in each Portfolio's yearly performance and show how each Portfolio's average returns for 1, 5 and 10 years (or since inception if a Portfolio has not been in existence for 10 years) compare with a selected index. Past performance is not necessarily an indication of how a Portfolio will perform in the future.

THE INFLATION-INDEXED HEDGED PORTFOLIO HAD NOT COMMENCED OPERATIONS AS OF DECEMBER 31, 1999 AND THEREFORE HAS NO PERFORMANCE INFORMATION TO REPORT.





                            U.S. SHORT-TERM PORTFOLIO
                               ANNUAL TOTAL RETURN

           [EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC]

1990     1991     1992     1993     1994     1995     1996     1997     1998     1999
8.51%    6.40%    3.45%    2.89%    3.71%    5.71%    5.45%    5.09%    5.59%    4.26%


During the ten-year period shown in the U.S. Short Term Portfolio's bar chart, the highest quarterly return was 2.22% (quarter ending 12/31/90) and the lowest quarterly return was 0.55% (quarter ending 12/31/93).

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.

                           LIMITED DURATION PORTFOLIO
                               ANNUAL TOTAL RETURN

           [EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC]

1994     1995     1996     1997     1998     1999
0.29%    11.26%   5.29%    7.21%    6.79%    2.88%


During the six-year period shown in the Limited Duration Portfolio's bar chart, the highest quarterly return was 3.53% (quarter ending 3/31/95) and the lowest quarterly return was -0.47% (quarter ending 3/31/94).

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.


                           MORTGAGE-BACKED PORTFOLIO
                               ANNUAL TOTAL RETURN

           [EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC]

1997     1998     1999
10.19%   7.42%    1.21%


During the three-year period shown in the Mortgage-Backed Portfolio's bar chart, the highest quarterly return was 3.97% (quarter ending 6/30/97) and the lowest quarterly return was -1.10% (quarter ending 6/30/99).

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.

                       GLOBAL TACTICAL EXPOSURE PORTFOLIO
                               ANNUAL TOTAL RETURN

1996     1997     1998     1999
3.18%    8.77%    8.20%    2.90%


During the four-year period shown in the Global Tactical Exposure Portfolio's bar chart, the highest quarterly return was 3.86% (quarter ending 3/31/97) and the lowest quarterly return was -0.41% (quarter ending 3/31/96).

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.


                              WORLDWIDE PORTFOLIO
                               ANNUAL TOTAL RETURN

1993     1994     1995     1996     1997     1998     1999
15.86%   (2.25%)  12.60%   5.77%    2.93%    15.58%   (5.38%)


During the seven-year period shown in the Worldwide Portfolio's bar chart, the highest quarterly return was 8.85% (quarter ending 9/30/98) and the lowest quarterly return was -3.75% (quarter ending 3/31/94).

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.

                           WORLDWIDE-HEDGED PORTFOLIO
                               ANNUAL TOTAL RETURN

1993     1994     1995     1996     1997     1998     1999
12.89%   7.84%    11.00%   10.03%   12.60%   11.53%   (0.19%)



During the seven-year period shown in the Worldwide-Hedged Portfolio's bar chart, the highest quarterly return was 10.46% (quarter ending 9/30/94) and the lowest quarterly return was -3.98% (quarter ending 3/31/94).

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.


                            INTERNATIONAL PORTFOLIO
                               ANNUAL TOTAL RETURN

1997     1998     1999
(0.43%)  18.35%   (6.34%)


During the three-year period shown in the International Portfolio's bar chart, the highest quarterly return was 10.42% (quarter ending 9/30/98) and the lowest quarterly return was -5.28% (quarter ending 3/31/99).

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.

                           EMERGING MARKETS PORTFOLIO
                               ANNUAL TOTAL RETURN

1998     1999
(10.50%) 11.73%


During the two-year period shown in the Emerging Markets Portfolio's bar chart, the highest quarterly return was 18.47% (quarter ending 12/31/98) and the lowest quarterly return was -23.47% (quarter ending 9/30/98).

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.

------------------------------------------------------------------------------------------------------------------------
      AVERAGE ANNUAL TOTAL RETURNS                       PAST          PAST          PAST          SINCE
    (FOR THE PERIODS ENDING DECEMBER 31, 1999)          1 YEAR        5 YEARS      10 YEARS     INCEPTION*
------------------------------------------------------------------------------------------------------------------------
  U.S. Short-Term Portfolio                              4.26%         5.22%         5.10%         5.12%
------------------------------------------------------------------------------------------------------------------------
   Money Fund Report Averages-TM--All Taxable            4.64%         5.04%         4.85%         4.87%
------------------------------------------------------------------------------------------------------------------------
  Limited Duration Portfolio                             2.88%         6.64%          N/A          5.46%
------------------------------------------------------------------------------------------------------------------------
   Merrill Lynch 1-2.99 Year Treasury Index              3.06%         6.50%          N/A          5.41%
------------------------------------------------------------------------------------------------------------------------
  Mortgage-Backed Portfolio                              1.21%          N/A           N/A          6.87%
------------------------------------------------------------------------------------------------------------------------
   Lehman Brothers Mortgage-Backed
   Securities Index                                      1.85%          N/A           N/A          6.53%
------------------------------------------------------------------------------------------------------------------------
  Global Tactical Exposure Portfolio                     2.90%          N/A           N/A          6.24%
------------------------------------------------------------------------------------------------------------------------
   JP Morgan 3 Month Eurodeposit Index                   5.58%          N/A           N/A          5.82%
------------------------------------------------------------------------------------------------------------------------
  Worldwide Portfolio**                                 (5.38%)        6.03%          N/A          6.82%
------------------------------------------------------------------------------------------------------------------------
   JP Morgan Global Government Bond
   Index (Unhedged)                                     (5.07%)        6.69%          N/A          6.96%
------------------------------------------------------------------------------------------------------------------------
   Lehman Brothers Global Aggregate
   Index (Unhedged)                                     (5.21%)         N/A           N/A           N/A
------------------------------------------------------------------------------------------------------------------------
  Worldwide-Hedged Portfolio**                          (0.19%)        8.88%          N/A          9.32%
------------------------------------------------------------------------------------------------------------------------
   JP Morgan Global Government Bond
   Index (Hedged)                                        0.73%         9.77%          N/A          8.05%
------------------------------------------------------------------------------------------------------------------------
   Lehman Brothers Global Aggregate
   Index (Hedged)                                        0.79%          N/A           N/A           N/A
------------------------------------------------------------------------------------------------------------------------
  International Portfolio                               (6.34%)         N/A           N/A          4.58%
------------------------------------------------------------------------------------------------------------------------
   JP Morgan Global Government Bond Index
   (Non-US Unhedged)                                    (6.18%)         N/A           N/A          3.73%
------------------------------------------------------------------------------------------------------------------------
Emerging Markets Portfolio                              11.73%          N/A           N/A         (0.51%)
------------------------------------------------------------------------------------------------------------------------
   JP Morgan Emerging Local Markets Index Plus          12.47%          N/A           N/A          8.65%
------------------------------------------------------------------------------------------------------------------------
   JP Morgan Emerging Markets Bond Index Plus           25.97%          N/A           N/A          2.68%
------------------------------------------------------------------------------------------------------------------------
   Constructed Benchmark
   (Consisting of 60% JP Morgan Emerging Local
   Markets Index Plus and 40% JP Morgan
   Emerging Markets Bond Index Plus)                    17.89%          N/A           N/A          6.86%
------------------------------------------------------------------------------------------------------------------------
  Inflation-Indexed Hedged                                N/A           N/A           N/A           N/A
------------------------------------------------------------------------------------------------------------------------


*Portfolio Inception Dates:
1. U.S. Short Term Portfolio: 12/6/89
2. Limited Duration Portfolio: 7/26/93
3. Mortgage Backed Portfolio: 4/29/96
4. Global Tactical Exposure Portfolio: 3/25/93. The Portfolio was fully liquidated on 12/30/94, and recommenced operations on 9/14/95.
5. Worldwide Portfolio: 4/15/92
6. Worldwide-Hedged Portfolio: 5/19/92
7. International Portfolio: 5/9/96
8. Emerging Markets Portfolio: 8/12/97
9. Inflation-Indexed Hedged Portfolio: The Portfolio had not commenced operations as of December 31, 1999.

**Effective March 31, 2000, the Portfolios changed their performance benchmark index to Lehman Brothers Global Aggregate Index (Unhedged for the Worldwide Portfolio and Hedged for the Worldwide-Hedge Portfolio) because the new indexes better reflect the relative weighting of U.S. and Japanese securities, and government and non-government securities, in each Portfolio. The Lehman Brothers Global Aggregate Index commenced January 31, 1999.

                                    FEE TABLE

This Table describes the fees and expenses that you may pay if you buy and hold shares of a Portfolio.

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                     U.S.                            Global                                                          Inflation-*
                    Short-   Limited    Mortgage-   Tactical               Worldwide-                    Emerging    Indexed
                     Term    Duration    Backed     Exposure   Worldwide     Hedged     International     Markets    Hedged
--------------------------------------------------------------------------------------------------------------------------------
 Shareholder Fees
 (Fees Paid
 Directly From
 Your Investment)   None     None       None        None       None        None         None            None          None
--------------------------------------------------------------------------------------------------------------------------------

 Annual Fund
 Operating
 Expenses
 (Expenses that
 are Deducted
 From Fund
 Assets)
--------------------------------------------------------------------------------------------------------------------------------

 Management Fees    0.30%    0.35%      0.30%       0.40%      0.40%       0.40%        0.40%           0.75%         0.40%
--------------------------------------------------------------------------------------------------------------------------------

 Distribution Fees
 (12b-1)            None     None       None        None       None        None         None            None          None
--------------------------------------------------------------------------------------------------------------------------------

 Other Expenses     0.13%    0.19%      0.14%       0.18%      0.23%       0.19%        0.20%           0.26%         0.20%
--------------------------------------------------------------------------------------------------------------------------------

 Total Annual
 Fund Operating
 Expenses           0.43%    0.54%      0.44%       0.58%      0.63%       0.59%        0.60%          1.01%         0.60%
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

* Inflation-Indexed Hedged Portfolio had not commenced operations as of the date of this prospectus. "Other Expenses" have been estimated.


Pursuant to the U.S. Short-Term Portfolio's Investment Advisory Agreement, the Total Operating Expenses of the Portfolio are capped at 0.40% (on an annualized basis) of that Portfolio's average daily net assets. In addition, for each Portfolio, the Investment Adviser and Investors Capital (the "Administrator") have voluntarily agreed to cap the Net Operating Expenses of a Portfolio at a percentage (on an annualized basis) of that Portfolio's average daily net assets as set forth in the table below. All operating expenses exceeding caps and voluntary waiver of fees will be paid by the Investment Adviser or the Administrator, as applicable. The Investment Adviser and the Administrator will not attempt to recover prior period waivers should expenses fall below the cap. For the fiscal year ended 12/31/99, the table shows the total amount of the fees waived by the Investment Adviser and Administrator. Under Administration Agreements effective May 29, 1998, between the Portfolios and the Administrator, the Administrator provides administrative services to each Portfolio for an administrative fee and an incentive fee. The incentive fee is paid to the Administrator in the event any Portfolio operates below its expense ratio. This incentive fee is capped at 0.02% of such Portfolio's average daily net assets. Under an agreement between the Investment Adviser and Investors Capital, Investors Capital is currently voluntarily waiving up to 0.02% on the first $350 million of U.S. Short-Term Portfolio's assets.


--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                     U.S.                            Global                                                           Inflation-*
                    Short-   Limited    Mortgage-   Tactical               Worldwide-                    Emerging     Indexed
PORTFOLIO NAME       Term    Duration    Backed     Exposure   Worldwide     Hedged     International     Markets     Hedged
--------------------------------------------------------------------------------------------------------------------------------
 Net Operating
 Expenses Cap       0.25%    0.30%      0.25%       0.30%      0.60%       0.45%        0.60%           1.50%         0.60%
--------------------------------------------------------------------------------------------------------------------------------
 Total Waived Fees  0.18%    0.24%      0.19%       0.28%      0.03%       0.14%        0.00%           None          N/A
--------------------------------------------------------------------------------------------------------------------------------

                             EXPENSES TABLE EXAMPLE

The following table is intended to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


--------------------------------------------------------------------------------------------------------------
 PORTFOLIO NAME               1 YEAR               3 YEARS             5 YEARS              10 YEARS
--------------------------------------------------------------------------------------------------------------
 U.S. Short-Term              $44                  $138                $241                 $543
--------------------------------------------------------------------------------------------------------------
 Limited Duration             $55                  $173                $302                 $678
--------------------------------------------------------------------------------------------------------------
 Mortgage-Backed              $45                  $141                $246                 $553
--------------------------------------------------------------------------------------------------------------
 Global Tactical Exposure     $59                  $186                $323                 $725
--------------------------------------------------------------------------------------------------------------
 Worldwide                    $64                  $201                $350                 $786
--------------------------------------------------------------------------------------------------------------
 Worldwide-Hedged             $60                  $189                $330                 $739
--------------------------------------------------------------------------------------------------------------
 International                $61                  $192                $335                 $750
--------------------------------------------------------------------------------------------------------------
 Emerging Markets             $103                 $321                $557                 $1,234
--------------------------------------------------------------------------------------------------------------
 Inflation-Indexed Hedged*    $61                  $192                N/A                  N/A
--------------------------------------------------------------------------------------------------------------

* Portfolio has not commenced investment operations, therefore only fees for one and three years are represented.

                                FUND MANAGEMENT

                              BOARD OF DIRECTORS

The Board of Directors of FFTW Funds, Inc. (the "Fund"), is responsible for the overall management and supervision of each Portfolio, which is a series of the Fund. The Fund's Directors are Stephen P. Casper, John C Head III, Lawrence B. Krause, Andrea Redmond, Saul H. Hymans and Onder John Olcay. Additional information about the Directors and the Fund's executive officers may be found in the Statement of Additional Information under the heading "Management of the Fund."

                               INVESTMENT ADVISER


Subject to the direction and authority of the Board of Directors, Fischer Francis Trees & Watts, Inc. ("FFTW" or the "Investment Adviser"), serves as Investment Adviser to the Portfolios. The Investment Adviser continuously conducts investment research and is responsible for the purchase, sale or exchange of the Portfolios' assets. Organized in 1972, the Investment Adviser is registered with the Securities and Exchange Commission and is a New York corporation currently managing over $30 billion in assets for numerous fixed-income portfolios. The Investment Adviser currently advises over 100 major institutional clients including banks, central banks, pension funds and other institutional clients. The average size of a client relationship with the Investment Adviser is in excess of $200 million. The Investment Adviser also serves as the sub-adviser to three portfolios of two other open-end management investment companies. The Investment Adviser's offices are located at 200 Park Avenue, New York, New York 10166. The Investment Adviser is directly wholly-owned by Charter Atlantic Corporation, a New York corporation. Each Portfolio paid the Investment Adviser for its services in the twelve months ended December 31, 1999, at the annual percentage rate described below, based on each Portfolio's average daily net assets.



           --------------------------------------------------------------------
           PORTFOLIO NAME              MANAGEMENT FEE RATES
           --------------------------------------------------------------------
           U.S. Short-Term             0.15%
           --------------------------------------------------------------------
           Limited Duration            0.15%
           --------------------------------------------------------------------
           Mortgage-Backed             0.10%
           --------------------------------------------------------------------
           Global Tactical Exposure    0.10%
           --------------------------------------------------------------------
           Worldwide                   0.40%
           --------------------------------------------------------------------
           Worldwide-Hedged            0.26%
           --------------------------------------------------------------------
           International               0.40%
           --------------------------------------------------------------------
           Emerging Markets            0.75%
           --------------------------------------------------------------------


When the Inflation-Indexed Hedged Portfolio commences operations, it will pay the Investment Adviser at an annualized rate of 0.40% of the Portfolio's average daily net assets.


                             INVESTMENT SUB-ADVISER

Fischer Francis Trees & Watts, a corporate partnership organized under the laws of the United Kingdom and an affiliate of the Investment Adviser, serves as Sub-Adviser to the Global Tactical Exposure, Worldwide, Worldwide-Hedged, and International Portfolios. Organized in 1989, the Sub-Adviser is a U.S.-registered investment adviser and currently manages approximately $7.5 billion in multi-currency fixed-income portfolios for institutional clients. The Investment Adviser pays the Sub-Adviser monthly from its advisory fee. The Sub-Adviser's annual fee is equal to the advisory fee for each of the Global Tactical Exposure, Worldwide, Worldwide-Hedged, and International Portfolios. The Sub-Adviser's offices are located at 3 Royal Court, The Royal Exchange, London, EC 3V 3RA. The Sub-Adviser is directly and indirectly wholly-owned by Charter Atlantic Corporation, a New York corporation.

                               PORTFOLIO MANAGERS

FFTW uses a team approach for making the strategic and sector allocations within each of its model portfolios. For each Portfolio, a specific portfolio manager is responsible for portfolio implementation and compliance with Portfolio-specific and FFTW-wide investment strategy. The portfolio manager determines the broad risk parameters under which a Portfolio operates, but relies on specialist investment teams for the generation of ideas and specific investments in a Portfolio. The following groups and teams assist in the selection of specific investments, subject to each Portfolio's investment policies and restrictions: the Duration, Country and Foreign Exchange Strategy Group, consisting of the Foreign Exchange, U.S. Bloc, Europe and Japan teams, and the Sector Allocation Strategy Group, consisting of the Global Credit, Mortgages and Emerging Markets teams.

LIAQUAT AHAMED, MANAGING DIRECTOR. Mr. Ahamed joined FFTW in 1988 after nine years with the World Bank, where he was in charge of all investments in non-U.S. dollar government bond markets. Mr. Ahamed also served as an economist with senior government officials in the Philippines, Korea, and Bangladesh. He has a B.A. in economics from Trinity College, Cambridge University and an A.M. in economics from Harvard University.

ADNAN AKANT, MANAGING DIRECTOR. Mr. Akant joined FFTW in 1984, after six years with the World Bank, where he served as a project financial analyst in Europe and the Middle East, and joined the treasurer's staff as an investment officer. At the World Bank, Mr. Akant served as a member of the investment department where he was responsible for investment and trading of each of the major sectors of the bank's actively managed liquidity portfolio. He was also a member of the investment strategy committee and shared responsibility for formulating and implementing the bank's trading and investment strategy. Mr. Akant was later promoted to senior investment officer, and was the division's deputy in charge of the U.S. dollar portfolio. Mr. Akant holds a Ph.D. in systems science, an MS in finance and international management, an Engineer's degree, an MS in electrical engineering and a BS in electrical engineering, all from the Massachusetts Institute of Technology. Mr. Akant also taught graduate and undergraduate level courses as a teaching assistant. Mr. Akant is a member of the New York Academy of Sciences, IEEE, and of the Sigma XI, Tau Beta Pi, and Eta Kappa Nu honor societies.

ELIZABETH BOROWIEC, PORTFOLIO MANAGER. Ms. Borowiec is responsible for management of the Inflation-Indexed Hedged Portfolio and other Portfolios of FFTW Funds, Inc. Ms. Borowiec joined FFTW in 1989 after two years in the pension consulting group of Mid-America Group. At FFTW, Ms. Borowiec was initially responsible for managing FFTW's money market capability. For the past five years, she has been responsible for managing FFTW's U.S. Government portfolios, identifying and executing all U.S. Government related trades. Recently, she assumed responsibility for managing the FFTW's short duration portfolios, most of which invest primarily in the government markets in which she has built her expertise. Ms. Borowiec holds a B.S. in mathematics from Temple University
(1987).

SIMON G. HARD, GENERAL MANAGER OF THE SUB-ADVISER. Mr. Hard joined FFTW in 1989 from Mercury Asset Management, the investment affiliate of S.G. Warburg & Co., Ltd. His responsibilities there included the formulation of global bond and currency investment policies, and the management of interest rate and currency exposures of the firm's specialist non-dollar portfolios. Mr. Hard was previously first vice president and London branch manager of Julius Baer Investment Management, Inc. Mr. Hard has an M.A. in modern history from Lincoln College, Oxford University and a M.Phil in the history and philosophy of science from Wolfson College, Cambridge University.

ANDREW M. HEADLEY, PORTFOLIO MANAGER. Mr. Headley is responsible for management of the Mortgage-Backed Portfolio. Mr. Headley joined FFTW in 1994. Prior to May 1996, Mr. Headley was a client service and business development analyst. Mr. Headley holds a B.A. summa cum laude in finance (1994) from the Wharton School of the University of Pennsylvania.

JEFFREY HOLTMAN, PORTFOLIO MANAGER. Mr. Holtman is responsible for management of the U.S. Short-Term and Limited Duration Portfolios and other Portfolios of FFTW Funds, Inc. Mr. Holtman joined FFTW in May 1996 after two years with J.P. Morgan as a credit risk analyst. At J.P. Morgan, Mr. Holtman was responsible for evaluating credit risk and portfolio suitability analysis in the equity research group. Mr. Holtman received a B.S. in Industrial Management and Economics from Carnegie Mellon University (1994).

SIMON LUE-FONG, PORTFOLIO MANAGER. Mr. Lue-Fong is responsible for management of the Emerging Markets Portfolio. Mr. Lue-Fong joined FFTW in 1994. After focusing on European interest rates for four years, Simon is now one of three portfolio managers responsible for foreign exchange positions in major economies. He has a B.A. in Finance from Bournemouth University where he specialized in portfolio management.

STEWART M. RUSSELL, MANAGING DIRECTOR. Mr. Russell is responsible for management of the Worldwide, Worldwide-Hedged, International and Global Tactical Exposure Portfolios and another Portfolio of FFTW Funds, Inc. Mr. Russell joined FFTW in 1992 from the short-term proprietary trading desk in the global markets area of J.P. Morgan, where he was responsible for proprietary positioning of U.S. and non-U.S. government obligations, corporate bonds, and asset-backed securities. Prior to that, Mr. Russell managed J.P. Morgan's short-term interest rate risk group, coordinating a $10 billion book of assets and liabilities. Mr. Russell holds a B.A. in government from Cornell University and an M.B.A. in finance from New York University.

                             SHAREHOLDER INFORMATION

                                    PURCHASES


Portfolio shares may be purchased directly from the Portfolio, or obtained by employing the services of an outside broker or agent. Such broker or agent may charge a fee for its services. The minimum initial investment in any Portfolio, if shares are purchased directly from the Portfolio, is $100,000; such minimum may be waived at the discretion of FFTW or First Fund Distributors, Inc. ("First Fund or "the Distributor"). Subsequent investments or redemptions may be of any amount. Initial investments, if obtained through a broker or agent may be for amounts lower than $100,000. There are no loads or 12b-1 distribution fees imposed by the Portfolio. Shares purchased will begin accruing dividends on the day Federal funds are received.


Purchases of shares of all the Portfolios, except U.S. Short-Term Portfolio, may be made on any "Business Day," meaning any Monday through Friday that the New York Stock Exchange is open. At the present time, the New York Stock Exchange is closed on: New Year's Day, Dr. Martin Luther King's Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas. Purchases of shares of U.S. Short-Term Portfolio may be made on any "Business Day" meaning Monday through Friday with the exception of the holidays declared by the Federal Reserve Banks of New York or Boston. At the present time, these holidays are: New Year's Day, Dr. Martin Luther King's Birthday, Presidents' Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving, and Christmas.

                               WIRING INSTRUCTIONS

To:                 Investors Bank & Trust Company, Boston, Massachusetts.

ABA Number:         011001438

Account Name:       First Fund Distributors, Inc. - Fund Purchase Account

Account Number:     933333333

Reference:          (Indicate Portfolio name)

                              TO PURCHASE SHARES


-----------------------------------------------------------------------------------------------------------------------------------
                    WHEN NET ASSET             WHEN & HOW
                    VALUE (NAV)                SHARES MAY BE                PROCEDURE FOR SAME DAY    RESULT OF LATE NOTIFICATION OR
PORTFOLIO NAME      IS DETERMINED              PURCHASED                    PURCHASES                 DELAY IN RECEIPT OF FUNDS
-----------------------------------------------------------------------------------------------------------------------------------
- U.S. SHORT-       - All Business             - Any Business               - Purchasers must call    - The Portfolio must
  TERM                Days                       Day                          Investors Capital at      receive notice
- LIMITED                                                                     (800) 762-4848 or         before 4 p.m. (wire
  DURATION                                     - Submitted orders             (212) 332-5211 if         may be received
- WORLDWIDE                                      must include a               within the City of        after 4 p.m. ET) for
- WORLDWIDE-                                     completed account            New York or               shares to be bought
  HEDGED                                         application.                 Investors Bank at         at that day's price.
- INTERNATIONAl                                                               (617) 330-6000 prior
- INFLATION-                                   - Federal funds must           to 4:00 p.m. ET to      - Shares will be
  INDEXED                                        be wired to First            inform the Portfolio      bought at the next
  HEDGED                                         Fund's "Fund Purchase        of the incoming wire      business day's price
                                                 Account" at Investors        transfer.                 if wire is received
                                                 Bank & Trust Company.                                  after 4:00 p.m. ET
                                                                            - Purchasers must           and no notice is
                                                                              indicate which            given.
                                                                              Portfolio is to be
                                                                              purchased.

                                                                            - If Federal funds are
                                                                              received by the
                                                                              Portfolio that day,
                                                                              the order will be
                                                                              effective that day.
                                                                              Price of shares is
                                                                              based on the next
                                                                              calculation of NAV
                                                                              after the order is
                                                                              placed.
-----------------------------------------------------------------------------------------------------------------------------------
- GLOBAL TACTICAL   - Last Business Day        - Last Business Day          - Purchasers must call    - The Portfolio must
  EXPOSURE            of each month or on        of each month or on          Investors Capital at      receive notice
- EMERGING            any other Business Days    any other Business Days      (800) 762-4848 or         before 4 p.m. (wire
  MARKETS             approved by the            approved by the              (212) 332-5211 if         may be received
- MORTGAGE-           Investment Adviser.        Investment Adviser.          within the City of        after 4 p.m. ET) for
  BACKED                                                                      New York or               shares to be bought
                                               - Submitted orders must        Investors Bank at         at that day's price.
                                                 include a completed          (617) 330-6000 prior
                                                 account application.         to 4:00 p.m. ET to      - Shares will be
                                                                              inform the Portfolio      bought at the next
                                               - Federal funds must           of the incoming wire      business day's price
                                                 be wired to First            transfer.                 if wire is received
                                                 Fund's "Fund                                           after 4:00 p.m. ET
                                                 Purchase Account" at       - Purchasers must           and no notice is
                                                 Investors Bank &             indicate which            given.
                                                 Trust Company.               Portfolio is to be
                                                                              purchased.

                                                                            - If Federal funds are
                                                                              received by the
                                                                              Portfolio that day,
                                                                              the order will be
                                                                              effective that day.
                                                                              Price of shares is
                                                                              based on the next
                                                                              calculation of NAV
                                                                              after the order is
                                                                              placed.
-----------------------------------------------------------------------------------------------------------------------------------

                                  REDEMPTIONS


All Portfolio shares (fractional and full) will be redeemed upon shareholder request. The redemption price will be the next net asset value per share, determined after the Transfer Agent receives proper notice of redemption (see table below). Shares redeemed receive dividends declared up to, and including the day preceding the day of the redemption payment.


Shares may be redeemed by employing the services of an outside broker or agent or may be redeemed directly from the Portfolio. Such broker or agent may charge a fee for its services. There are no loads or 12b-1 distribution fees imposed by the Portfolio. No charge is imposed by the Portfolio to redeem shares, however, a shareholder's bank may impose its own wire transfer fee for receipt of the wire. The Portfolio may execute redemptions in any amount requested by the shareholder up to the amount the shareholder has invested in the Portfolio.

A shareholder may change its authorized agent or the account designated to receive redemption proceeds at any time by writing to the Transfer Agent with an appropriate signature guarantee. Further documentation may be required when deemed appropriate by the Transfer Agent.

A telephone redemption option is made available to shareholders on the Portfolio's Account Application. The Portfolio or the Transfer Agent may employ procedures designed to confirm that instructions communicated by telephone are genuine. If the Portfolio does not employ such procedures, it may be liable for losses due to unauthorized or fraudulent instructions. The Portfolio or the Transfer Agent may require personal identification codes and will only wire funds through pre-existing bank account instructions. No bank instruction changes will be accepted via telephone.

In an attempt to reduce expenses, the Portfolio may redeem shares of any shareholder whose Portfolio account has a net asset value lower than $100,000. A shareholder's account may be involuntarily redeemed should the account value fall below minimum investment requirements. An involuntary redemption will not occur when drops in investment value are the sole result of adverse market conditions. The Portfolio will give 60 days prior written notice to shareholders whose shares are being redeemed to allow them to purchase sufficient additional shares of the applicable Portfolio to avoid such redemption. The Portfolio also may redeem shares in a shareholder's account as reimbursement for loss due to the failure of a check or wire to clear in payment of shares purchased.


                                TO REDEEM SHARES


-----------------------------------------------------------------------------------------------------------------------------------
1.  SHAREHOLDERS MUST PROVIDE THE FOLLOWING INFORMATION:

    a. The dollar or share amount to be redeemed;
    b. The account to which the redemption proceeds should be wired (this account will have been previously designated by the shareholder on its Account Application Form);
    c. The name of the shareholder; and
    d. The shareholder's account number

2.  SHAREHOLDERS SHOULD CALL THE TRANSFER AGENT AT (800) 247-0473 OR INVESTORS CAPITAL SERVICES AT (800) 762-4848 TO REQUEST A
    REDEMPTION.

3.  IN THE CASE OF FOREIGN EXCHANGES, A PORTFOLIO'S NAV MAY CHANGE WHEN SHAREHOLDERS CANNOT BUY OR SELL SHARES.
-----------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO NAME               WHEN REDEMPTION EFFECTIVE                             RESULT OF LATE NOTIFICATION OF REDEMPTION
-----------------------------------------------------------------------------------------------------------------------------------
- U.S. Short-Term            If notice is received by the Transfer Agent           If notice is received by the Transfer Agent on a
- Limited Duration           by 4:00 p.m. ET on any Business Day, the redemption   non-business day or after 4:00 p.m. ET on a
- Mortgage-Backed            will be effective and payment will be made within     Business Day, the redemption notice will be
- Global Tactical Exposure   seven calendar days, but generally two business       deemed received as of the next Business Day.
- Worldwide                  days following receipt of such notice. Price of
- Worldwide-Hedged           shares is based on the next calculation of the NAV
- International              after the order is placed.
- Emerging Markets
- Inflation-Indexed Hedged
-----------------------------------------------------------------------------------------------------------------------------------

                          PRICING OF PORTFOLIO SHARES

Your price for Portfolio shares is the Portfolio's net asset value per share. Portfolio net asset value is calculated by: (1) adding the market value of all the Portfolio's assets, (2) subtracting all of the Portfolio's liabilities, and then (3) dividing by the number of shares outstanding and adjusting to the nearest cent.

1. For all Portfolios other than Mortgage-Backed, Emerging Markets and Global Tactical Exposure, net asset value is calculated by the Portfolios' Accounting Agent as of 4:00 p.m. ET on each Business Day.

2. The Mortgage-Backed, Emerging Markets, and Global Tactical Exposure Portfolios' net asset values are calculated by the Portfolios' Accounting Agent as of 4:00 p.m. ET on the last Business Day of each month, on any other Business Days in which the Investment Adviser approves a purchase, and on each Business Day for which a redemption order has been placed.

Each Portfolio's investments are valued based on market value or, if no market value is available, based on fair value as determined by the Board of Directors (or under their direction). All assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values. Some specific pricing strategies follow:

1. All short-term dollar-denominated investments that mature in 60 days or less are valued on the basis of amortized cost which the Board of Directors has determined represents fair value;

2. Securities mainly traded on a U.S. exchange are valued at the last sale price on that exchange or, if no sales occurred during the day, at the current quoted bid price; and

3. Securities mainly traded on a non-U.S. exchange are generally valued according to the last available closing values on that exchange. Because foreign markets may be open at different times than the New York Stock Exchange, the value of a Portfolio's shares may change on days when shareholders may not be able to buy or sell them. However, if an event that may change the value of a security occurs after the time the value was determined, the Board of Directors or its delegate might adjust the fair market value.

                                    DIVIDENDS

If desired, shareholders must request to receive dividends in cash (payable on the first business day of the following month) on the Account Application Form. Absent such notice, all dividends will be automatically reinvested in additional shares on the last Business Day of each month at the share's net asset value. In the unlikely event that a Portfolio realizes net short- or long-term capital gains (i.e., with respect to assets held more than one year), the Portfolio will distribute such gains by automatically reinvesting (unless a shareholder has elected to receive cash) them in additional Portfolio shares.


Net investment income (including accrued but unpaid interest, amortization of original issue and market discount or premium) of each Portfolio, other than Mortgage-Backed, Emerging Markets and Global Tactical Exposure Portfolios will be declared as a dividend payable daily to the respective shareholders of record as of the close of each Business Day. The net investment income of Mortgage-Backed, Emerging Markets and Global Tactical Exposure Portfolios will be declared as dividends payable to the respective shareholders of record as of the last Business Day of each month.

                                  VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Director elections and other shareholder voting matters. Matters to be acted upon affecting a particular Portfolio (such as approval of the investment advisory agreement with the Investment Adviser or the submission of changes to fundamental Portfolio investment policy) require the affirmative vote of the Portfolio shareholders. The election of the Fund's Board of Directors and the approval of the Fund's independent auditors are voted upon by shareholders on a Fund-wide basis. The Fund is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Fund's or a Portfolio's operation and for the election of Directors under certain circumstances. Directors may be removed by shareholders at a special meeting. The Directors shall call a special meeting of a Portfolio upon written request of shareholders owning at least 10% of the Portfolio's outstanding shares.

                               TAX CONSIDERATIONS

The following discussion is for general information only. An investor should consult with his or her own tax adviser as to the tax consequences of an investment in a Portfolio, including the status of distributions from each Portfolio under applicable state or local law.

FEDERAL INCOME TAXES
Each Portfolio will distribute all of its taxable income by automatically reinvesting such income in additional Portfolio shares and distributing those shares to its shareholders, unless a shareholder elects on the Account Application Form to receive cash payments for such distributions. Shareholders receiving distributions from the Portfolio in the form of additional shares will be treated for federal income tax purposes as receiving a distribution in an amount equal to the fair market value of the additional shares on the date of such a distribution.

Dividends a Portfolio pays from its investment company taxable income (including interest and net short-term capital gains) will be taxable to U.S. shareholders as ordinary income, whether received in cash or in additional Portfolio shares. Designated distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) are generally taxable to shareholders at the applicable long-term capital gains rates, regardless of how long they have held their Portfolio shares. If a portion of a Portfolio's income consists of dividends paid by U.S. corporations, a portion of the dividends paid by the Portfolio may be eligible for the corporate dividends-received deduction.

A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Portfolio in October, November or December with a record date in any such month and paid by the Portfolio during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. Each Portfolio will inform shareholders of the amount and tax status of all amounts treated as distributed to them not later than 60 days after the close of each calendar year.

If a shareholder holds shares through a tax-deferred account, such as a retirement plan, income and gains will not be taxable each year. Instead, the taxable portion of amounts held in a tax-deferred account generally will be subject to tax only when a distribution is made from that account.


A shareholder who sells or redeems Portfolio shares will generally realize a capital gain or loss, which will be long-term or short-term, generally depending upon the shareholder's holding of the shares. An exchange of shares may be treated as a sale.


As with all mutual funds, a Portfolio may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to shareholders who:

1. fail to provide the Portfolio with a correct taxpayer identification number, or
2.   fail to make required certifications, or
3.   have been notified by the IRS that they are subject to backup withholding.

Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amount withheld may be credited against U.S. federal income tax liability.


The foregoing discussion is only a brief summary of the important federal tax considerations generally affecting a Portfolio and its shareholders. As noted above, IRAs receive special tax treatment. No attempt is made to present a detailed explanation of the federal, state or local income tax treatment of a Portfolio or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors in a Portfolio should consult their tax advisers with specific reference to their own tax situation.

STATE AND LOCAL TAXES
A Portfolio may be subject to state, local or foreign taxation in any jurisdiction in which the Portfolio may be deemed to be doing business. Portfolio distributions may be subject to state and local taxes. Portfolio distributions derived from interest on obligations of the U.S. Government and certain of its agencies, authorities and instrumentalities may be exempt from state and local taxes in certain states. Shareholders should consult their own tax advisers regarding possible state and local income tax exclusions for dividend portions paid by a Portfolio, which are attributable to interest from obligations of the U.S. Government, its agencies, authorities and instrumentalities.

                        DISTRIBUTION OF PORTFOLIO SHARES


Shares of each Portfolio are distributed by First Fund, pursuant to a Distribution Agreement dated as of January 1, 2000 by and among the Fund, Investors Bank & Trust Company and First Fund. No fees are payable by the Fund pursuant to the Distribution Agreement, and Investors Bank & Trust Company bears the expense of First Fund's distribution activities.

                             INVESTMENT INFORMATION

        PERMITTED INVESTMENT STRATEGIES, INVESTMENTS AND ASSOCIATED RISKS



-----------------------------------------------------------------------------------------------------------------------------------
                      U.S.                             Global                                                      Inflation-
                     Short-     Limited     Mortgage-  Tactical             Worldwide-                 Emerging     Indexed
                      Term      Duration    Backed     Exposure  Worldwide  Hedged     International   Markets      Hedged
-----------------------------------------------------------------------------------------------------------------------------------
 Asset-Backed
 Securities            -            -          -          -         -          -            -            / /          / /


 Bank Obligations      -            -         / /        / /       / /        / /          / /           / /          / /

 Brady Bonds          / /          / /                   / /       / /        / /          / /            -           / /

 Convertibles
 Securities           / /          / /                                                                   / /

 Corporate Debt
 Instruments           -            -         / /        / /       / /        / /          / /           / /          / /

 Dollar Roll
 Transactions         / /          / /        / /        / /       / /        / /          / /           / /          / /

 Duration
 Management           / /          / /        / /        / /       / /        / /          / /           / /          / /


 Foreign Instruments  / /          / /                    -         -          -            -             -            -


 Hedging              / /           -          -          -        / /         -           / /           / /           -

 Illiquid Securities  / /          / /        / /        / /       / /        / /          / /           / /           -

 Indexed Notes,
 Currency
 Exchange-Related
 Securities and
 Similar Securities   / /          / /        / /        / /       / /        / /          / /            -            -

 Inflation-Indexed
 Securities           / /          / /        / /        / /       / /        / /          / /           / /           -

 Investment
 Companies            / /          / /        / /        / /       / /        / /          / /           / /          / /

 Mortgage-Backed
 Securities            -            -          -         / /       / /        / /           -            / /          / /

 Multi-National
 Currency Unit
 Securities or More
 Than One Currency
 Denomination         / /          / /                   / /       / /        / /          / /           / /          / /

 Municipal
 Instruments          / /          / /

 Repurchase and
 Reverse Repurchase
 Agreements           / /           -          -         / /       / /        / /           -            / /          / /

 Short Sales
 Transactions         / /                     / /        / /       / /        / /                                     / /

 Stripped Instruments / /          / /         -         / /       / /        / /           -            / /          / /

 TBA Transactions     / /          / /        / /        / /       / /        / /          / /           / /          / /

 Total Return Swaps   / /           -          -          -        / /        / /           -            / /          / /

 U.S. Government
 and Agency
 Securities            -            -          -          -         -          -            -             -            -

 Warrants             / /          / /        / /                                                        / /

 When Issued and
 Forward Commitment
 Securities           / /          / /        / /        / /       / /        / /          / /           / /          / /

 Zero Coupon
 Securities           / /          / /                   / /       / /        / /          / /           / /          / /
-----------------------------------------------------------------------------------------------------------------------------------



-   Principal
/ / Other

ASSET-BACKED SECURITIES
Asset-backed securities are secured by or backed by assets other than mortgage-related assets, such as automobile and credit card receivables. These securities are sponsored by such institutions as finance companies, finance subsidiaries of industrial companies and investment banks. Asset-backed securities have structural characteristics similar to mortgage-backed securities, however, the underlying assets are not first lien mortgage loans or interests, but include assets such as:

a.   motor vehicle installment sale contracts,
b.   other installment sale contracts,
c.   leases of various types of real and personal property, and
d.   receivables from revolving credit (credit card) agreements.

          RISKS: The principal amount of asset-backed securities is generally subject to partial or total prepayment risk. If an asset-backed security is purchased at a premium or discount to par, a prepayment rate that is faster than expected will reduce or increase, respectively, the yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect on yield to maturity. These securities may not have any security interest in the underlying assets, and recoveries on the repossessed collateral may not, in some cases, be available to support payments on these securities.

BANK OBLIGATIONS
Bank obligations are bank-issued securities. These instruments include, but are not limited to:

a.   Time Deposits,                    g.  Eurodollar Certificates of Deposit,
b.   Certificates of Deposit,          h.  Variable Rate Notes,
c.   Bankers' Acceptances,             i.  Loan Participations,
d.   Bank Notes,                       j.  Variable Amount Master Demand Notes,
e.   Deposit Notes,                    k.  Yankee CDs, and
f.   Eurodollar Time deposits,         l.  Custodial Receipts

          RISKS: Investing in bank obligations exposes a Portfolio to risks associated with the banking industry such as interest rate and credit risks.

BRADY BONDS
Brady Bonds are debt securities, issued or guaranteed by foreign governments in exchange for existing external commercial bank indebtedness. To date, over $109 billion (face amount) of Brady Bonds have been issued by the governments of seventeen countries, the largest proportion having been issued by Argentina, Brazil, Mexico and Venezuela. Brady Bonds are either collateralized or uncollateralized, issued in various currencies (primarily the U.S. dollar), and are actively traded in the over-the-counter secondary market.

A Portfolio may invest in either collateralized or uncollateralized Brady Bonds. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Interest payments on such bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at the time and is adjusted at regular intervals thereafter.


          RISKS: Brady Bonds are generally issued by countries with developing capital markets or unstable governments and as such, are considered to be among the more risky international investments.


CONVERTIBLE SECURITIES
Convertible bonds or shares of convertible preferred stock are securities that may be converted into, or exchanged for, underlying shares of common stock, either at a stated price or stated rate. Convertible securities have general characteristics similar to both fixed income and equity securities.

          RISKS: Typically, convertible securities are callable by the company, which may, in effect, force conversion before the holder would otherwise choose. If the issuer chooses to convert the security, this action could have an adverse effect on a Portfolio's ability to achieve its objectives.

CORPORATE DEBT INSTRUMENTS
Corporate bonds are debt instruments issued by private corporations. As creditors, bondholders have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. A Portfolio purchases corporate bonds subject to quality restraints. Commercial paper, notes and other obligations of U.S. and foreign corporate issuers (including medium-term and variable rate notes) must meet a Portfolio's credit quality standards. A Portfolio may retain a downgraded corporate debt security if the Investment Adviser determines retention of such security to be in such Portfolio's best interests.


          RISKS: Investing in corporate debt securities subjects a Portfolio to interest rate changes and credit risks.

DOLLAR ROLL TRANSACTIONS
Dollar roll transactions consist of the sale of mortgage-backed securities, with a commitment to purchase similar, but not identical securities at a future date, and at the same price. Portfolios will maintain a segregated custodial account for dollar roll transactions. The segregated accounts may contain cash, U.S. Government Securities or other liquid, unencumbered securities having an aggregate value at least equal to the amount of such commitments to repurchase the securities under the dollar roll transaction (including accrued interest).

          RISKS: Should the broker-dealer to whom a Portfolio sells an underlying security of a dollar roll transaction become insolvent, the Portfolio's right to purchase or repurchase the security may be restricted, or the price of the security may change adversely over the term of the dollar roll transaction.

DURATION MANAGEMENT
Duration measures a bond's price volatility, incorporating the following factors:

a.   the bond's yield,
b.   coupon interest payments,
c.   final maturity,
d.   call features, and
e.   prepayment assumptions.

Duration measures the expected life of a debt security on a present value basis. It incorporates the length of the time intervals between the present time and the time that the interest and principal payments are scheduled (or in the case of a callable bond, expected to be received) and weighs them by the present values of the cash to be received at each future point in time. For any debt security with interest payments occurring prior to the payment of principal, duration is always less than maturity. In general, for the same maturity, the lower the stated or coupon rate of interest of a debt security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a debt security, the shorter the duration of the security.

Futures, options and options on futures have durations closely related to the duration of the securities that are underlying them. Holding long futures or call options will lengthen a Portfolio's duration by approximately the same amount that holding an equivalent amount of the underlying securities would. Short futures or put option positions have durations roughly equal to the negative duration of the securities that underlie those positions and have the effect of reducing duration by approximately the same amount that selling an equivalent amount of the underlying securities would. The market price of a bond with a duration of two years would be expected to decline 2% if interest rates rose 1%. If a bond has an effective duration of three years, a 1% increase in general interest rates would be expected to cause the bond's value to decline by about 3%.

          RISKS: Changes in weighted average duration of a Portfolio's holdings are not likely to be so large as to cause them to fall outside the ranges specified above. There is no assurance that deliberate changes in a Portfolio's weighted average duration will enhance its return relative to more static duration policies or Portfolio structures. In addition, it may detract from its relative return.

FOREIGN INSTRUMENTS
a. FOREIGN SECURITIES
Foreign securities are securities denominated in currencies other than the U.S. dollar and may be denominated in any single currency or multi-currency units. The Investment Adviser and the Sub-Adviser will adjust exposure of a Portfolio to different currencies based on their perception of the most favorable markets and issuers. In allocating assets among multiple markets for certain Portfolios, the Investment Adviser and the Sub-Adviser will assess the relative yield and anticipated direction of interest rates in particular markets, general market and economic conditions and the relationship of currencies of various countries to each other. In their evaluations, the Investment Adviser and the Sub-Adviser will use internal financial, economic and credit analysis resources as well as information obtained from external sources. For U.S. Short-Term, Limited Duration and Mortgage-Backed Portfolios, it is anticipated that foreign securities will be issued primarily by governmental and private entities located in such countries and by supranational entities, and each Portfolio will only invest in countries considered to have stable governments, based on the Investment Adviser's analysis of social, political and economic factors.

The global and international Portfolios, except Emerging Markets Portfolio, will invest primarily in securities denominated in the currencies of the United States, Japan, Canada, Western European nations, New Zealand and Australia, as well as securities denominated in the Euro and the European Currency Unit. Further, it is anticipated that such securities will be issued primarily by governmental and private entities located in such countries and by supranational entities. Portfolios will only invest in countries considered to have stable governments, based on the Investment Adviser's analysis of social, political and economic factors.

b. FOREIGN GOVERNMENT, INTERNATIONAL AND SUPRANATIONAL AGENCY SECURITIES These securities include debt obligations issued or guaranteed by a foreign government or its subdivisions, agencies and instrumentalities, international agencies and supranational entities.

          RISKS: Generally, foreign financial markets have substantially less volume than the U.S. market. Securities of many foreign companies are less liquid, and their prices are more volatile than securities of comparable domestic companies. Certain Portfolios may invest portions of their assets in securities denominated in foreign currencies. These investments carry risks of fluctuations of exchange rates relative to the U.S. dollar. Securities issued by foreign entities (governments, corporations etc.) may involve risks not associated with U.S. investments, including expropriation of assets, taxation, political or social instability and low financial reporting standards--all of which may cause declines in investment returns.

c. EMERGING MARKETS SECURITIES
Emerging markets securities are foreign securities issued from countries which are considered to be "emerging" or "developing" by the Morgan Stanley Capital Index (MSCI) or by the World Bank. Such emerging markets include all markets other than Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

          RISKS: The risks of investing in foreign securities may be intensified when the issuers are domiciled or doing substantial business in emerging market countries or countries with developing capital markets. Security prices in emerging markets can be significantly more volatile than those in more developed nations of the world, reflecting the greater uncertainties of investing in less established markets and economies. Emerging market countries may have:


a.   Relatively unstable governments;                         d.  restrictions on foreign ownership;
b.   present the risk of sudden adverse government action;    e.  prohibitions of repatriation of assets; or
c.   nationalization of businesses;                           f.  less protection of property rights than more developed countries

The economies of countries with emerging markets may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. Transaction settlement procedures may be less reliable in emerging markets than in developed markets. Securities of issuers located in countries with emerging markets may have limited marketability and may be subject to more abrupt or erratic price movements.

HEDGING
Hedging techniques are used to offset certain investment risks. Such risks include: changes in interest rates, changes in foreign currency exchange rates and changes in securities and commodity prices. Hedging techniques are commonly used to minimize a given instrument's risks of future gain or loss. Hedging techniques include:

a.   engaging in swaps;                                 d.  purchasing and selling futures contracts; and
b.   purchasing and selling caps, floors and collars;   e.  purchasing and selling options.
c.   purchasing or selling forward exchange contracts;

All hedging instruments described below constitute commitments by a Portfolio and therefore require the Portfolio to segregate cash (in any applicable currency), U.S. Government securities or other liquid and unencumbered securities (in any applicable currency) equal to the amount of the Portfolio's obligations in a separate custody account.

When a Portfolio purchases a futures or forward currency contract for non-hedging purposes, the sum of the segregated assets plus the amount of initial and variation margin held in the broker's account, if applicable, must equal the market value of the futures or forward currency contract.

When a Portfolio sells a futures or forward currency contract for non-hedging purposes, the Portfolio will have the contractual right to acquire:

1.   the securities,
2.   the foreign currency subject to the futures, or
3.   the forward currency contract.

The Portfolio will segregate assets, in an amount at least equal to the market value of the securities or foreign currency underlying the futures or forward currency contract.

Should the market value of the contract move adversely to the Portfolio, or if the value of the securities in the segregated account declines, the Portfolio will be required to deposit additional cash or securities in the segregated account at a time when it may be disadvantageous to do so.


A Portfolio will not enter into any swaps, caps or floors unless the unsecured commercial paper, senior debt or claims paying ability of the counterparty is rated either A or A-1 or better by S&P or A or P-1 or better by Moody's. If unrated, it must be determined to be of comparable quality by the Investment Adviser.


a. SWAPS
Swaps are commonly used for hedging purposes. Hedging involving mortgage and interest rate swaps may enhance total return. Interest rate swaps involve a Portfolio's exchange with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Mortgage swaps are similar to interest rate swaps, both represent commitments to pay and receive funds. Currency swaps involve the exchange of their respective rights to make or receive payments in specified currencies.

b. CAPS, FLOORS AND COLLARS
The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar incorporates a cap and a floor in one transaction as described above.

c. FORWARD FOREIGN EXCHANGE CONTRACTS

A forward foreign exchange contract is the purchase or sale of a foreign currency, on a specified date, at an exchange rate established before the currency's payment and delivery to hedge the currency exchange risk associated with its assets or obligations denominated in foreign currencies. Synthetic hedging is a technique utilizing forward foreign exchange contracts that is frequently employed by many of the Portfolios. It entails entering into a forward contract to sell a currency, the changes in value of which are generally considered to be linked to a currency or currencies in which some or all of the Portfolio's securities are or are expected to be denominated, and buying U.S. dollars. There is a risk that the perceived linkage between various currencies may not be present during the particular time that a Portfolio is engaging in synthetic hedging. A Portfolio may also cross-hedge currencies by entering into forward contracts to sell one or more currencies that are expected to decline in value relative to other currencies to which the Portfolio has or expects to have exposure.

d. FUTURES CONTRACTS
A futures contract is an agreement to buy or sell a specific amount of a financial instrument at a particular price on a specified date. The futures contract obligates the buyer to purchase the underlying commodity and the seller to sell it. Losses from investing in futures transactions that are unhedged or uncovered are potentially unlimited. Substantially all futures contracts are closed out before settlement date or called for cash settlement. A futures contract is closed out by buying or selling an identical offsetting futures contract that cancels the original contract to make or take delivery. At times, the ordinary spreads between values in the cash and futures markets, due to differences in the character of these markets, are subject to distortions. The possibility of such distortions means that a correct forecast of general market, foreign exchange rate or interest rate trends may not produce the Portfolio's intended results.

e. OPTIONS CONTRACTS
An option is a contractual right, but not an obligation, to buy (call) or sell
(put) property that is guaranteed in exchange for an agreed upon sum. If the right is not exercised within a specified period of time, the option expires and the option buyer forfeits the amount paid. An option may be a contract that bases its value on the performance of an underlying bond. When a Portfolio writes a call option, it gives up the potential for gain on the underlying securities or currency in excess of the exercise price of the option during the period that the option is open. A put option gives the purchaser, in return for a premium, the right, for a specified period or time, to sell the securities or currency subject to the option to the writer of the put at the specified exercise price. The writer of the put option, in return for the premium, has the obligation, upon exercise of the option, to acquire the securities or currency underlying the option at the exercise price. A Portfolio might, therefore, be obligated to purchase the underlying securities or currency for more than their current market price.

          RISKS: Hedging involves risks of imperfect correlation in price movements of the hedge and movements in the price of the hedged security. If interest or currency exchange rates do not move in the direction of the hedge, a Portfolio will be in a worse position than if hedging had not been employed. As a result, it will lose all or part of the benefit of the favorable rate movement due to the cost of the hedge or offsetting positions. Hedging transactions not entered into on a U.S. or foreign exchange may subject a Portfolio to exposure to the credit risk of its counterparty. Futures and options transactions entail special risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related Portfolio position could create the possibility that losses will be greater than gains in the value of the Portfolio's position. Other risks include the risk that a Portfolio could not close out a futures or options position when it would be most advantageous to do so.

ILLIQUID SECURITIES
Illiquid securities cannot be sold or disposed of in the ordinary course of business within seven days for approximately the value at which a Portfolio has valued the securities. These include:

1.   securities with legal or contractual restrictions on resale,
2. time deposits, repurchase agreements and dollar roll transactions having maturities longer than seven days, and
3.   securities not having readily available market quotations.

Although the Portfolios are allowed to invest up to 15% of the value of their net assets in illiquid assets, it is not expected that any Portfolio will invest a significant portion of its assets in illiquid securities. The Investment Adviser monitors the liquidity of such restricted securities under the supervision of the Board of Directors.

A Portfolio may purchase securities not registered under the Securities Act of 1933 as amended, (the "1933 Act"), but which can be sold to qualified institutional buyers in accordance with Rule 144A under that Act. A Portfolio may also invest in commercial paper issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the 1933 Act (Section 4(2) paper). Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. If a particular investment in Rule 144A securities, Section 4(2) paper or private placement securities is not determined to be liquid, that investment will be included within the 15% limitation on investment in illiquid securities. The Investment Adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Directors.

          RISKS: Investing in illiquid securities presents the potential risks of tying up a Portfolio's assets at a time when liquidating assets may be necessary to meet debts and obligations.

INDEXED NOTES, CURRENCY EXCHANGE-RELATED SECURITIES AND SIMILAR SECURITIES These securities are notes, the principal amount of which and/or the rate of interest payable is determined by reference to an index. This index may be determined by the rate of exchange between the specified currency for the note and one or more other currencies or composite currencies.

          RISKS: Foreign currency markets can be highly volatile and are subject to sharp price fluctuations. A high degree of leverage is typical for foreign currency instruments in which a Portfolio may invest.

INFLATION-INDEXED SECURITIES
Inflation-indexed securities are linked to the inflation rate from worldwide bond markets such as the U.S. Treasury Department's "inflation-protection" issues. The initial issues are ten year notes which are issued quarterly. Other maturities will be sold at a later date. The principal is adjusted for inflation (payable at maturity) and the semi-annual interest payments equal a fixed percentage of the inflation adjusted principal amount. The inflation adjustments are based upon the Consumer Price Index for Urban Consumers. These securities may be eligible for coupon stripping under the U.S. Treasury program. In addition to the U.S. Treasury's issues, inflation-indexed securities include inflation-indexed securities from other countries such as Australia, Canada, New Zealand, Sweden and the United Kingdom.

          RISKS: If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. The current market value of the bonds is not guaranteed, and will fluctuate. The Portfolios also may invest in other inflation related bonds that may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

          The U.S. Treasury has only recently begun issuing inflation-indexed bonds. As such, there is limited trading history for these securities, and there can be no assurance that a liquid market in these instruments will develop, although one is expected to continue to evolve. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that a Portfolio may be forced to liquidate positions when it would not be advantageous to do so. Finally, there can be no assurance that the Consumer Price Index for Urban Consumers will accurately measure the real rate of inflation in the price of goods and services.

INVESTMENT COMPANIES
An investment company is an investment vehicle, which, for a management fee, invests the pooled funds of investors in securities appropriate for its investment objectives. Two basic types of investment companies exist:

1. Open end funds: these funds have a floating number of outstanding shares and will sell or redeem shares at their current net asset value,

2. Closed end funds: these funds have a fixed number of outstanding shares that are traded on an exchange.

The Portfolios will not invest in any funds classified as "load funds."

The acquiring company may not purchase or otherwise acquire securities in the acquired company (if no-load) if, immediately after the acquisition, the acquiring company and any company controlled by it would own in the aggregate more than 3% of the total outstanding voting stock of the acquired company or would not otherwise comply with any requirements under the Investment Company Act of 1940.

A Portfolio may invest in another Portfolio within the FFTW Funds, Inc., family. This is commonly referred to as cross-portfolio investing. Should such cross-portfolio investing occur, investors will not be double-charged advisory fees. The Portfolio in which it is directly invested will only charge investors an advisory fee.

          RISKS: Generally, risks posed by a particular fund will mirror those posed by the underlying securities. A money market fund has the highest safety of principal, whereas bond funds are vulnerable to interest rate movements.

MORTGAGE-BACKED SECURITIES
Mortgage-backed securities are securities representing ownership interests in, or debt obligations secured entirely or primarily by, "pools" of residential or commercial mortgage loans or other mortgage-backed securities. Mortgage-backed securities may take a variety of forms, the most common being:

1.   Mortgage-pass through securities issued by
     a.   the Government National Mortgage Association (Ginnie Mae),
     b.   the Federal National Mortgage Association (Fannie Mae),
     c.   the Federal Home Loan Mortgage Corporation (Freddie Mac),
     d. commercial banks, savings and loan associations, mortgage banks or by issuers that are affiliates of or sponsored by such entities,
2. Collateralized mortgage obligations (CMOs) which are debt obligations collateralized by such assets, and
3.   Commercial mortgage-backed securities.

The Investment Adviser expects that new types of mortgage-backed securities may be created offering asset pass-through and asset-collateralized investments in addition to those described above by governmental, government-related and private entities. As new types of mortgage-related securities are developed and offered to investors, the Investment Adviser will consider whether it would be appropriate for a Portfolio to make investments in them.

CMOs are derivatives collateralized by mortgage pass-through securities. Cash flows from mortgage pass-through securities are allocated to various tranches in a predetermined, specified order. Each tranche has a stated maturity--the latest date by which the tranche can be completely repaid, assuming no prepayments--and has an average life--the average of the time to receipt of a principal payment weighted by the size of the principal payment. The average life is typically used as a proxy for maturity because the debt is amortized, rather than being paid off entirely at maturity.

          RISKS: A Portfolio may invest in mortgage-backed and other asset-backed securities carrying the risk of a faster or slower than expected prepayment of principal which may affect the duration and return of the security. Portfolio returns will be influenced by changes in interest rates. Changes in market yields affect a Portfolio's asset value since Portfolio debt will generally increase in value when interest rates fall and decrease when interest rates rise. Compared to debt that cannot be prepaid, mortgage-backed investments are less likely to increase in value during periods of declining interest rates and have a higher risk of decline in value during periods of rising interest rates. Thus, interest rates have an inverse relationship with corresponding market values. Prices of shorter-term securities generally fluctuate less in response to interest rate changes than do longer-term securities.

MULTI-NATIONAL CURRENCY UNIT SECURITIES OR MORE THAN ONE CURRENCY DENOMINATION Multi-national currency unit securities are tied to currencies of more than one nation. This includes the European Currency Unit--a "basket" consisting of specified currencies of the member states of the European Community (a Western European economic cooperative organization). These securities include securities denominated in the currency of one nation, although it is issued by a governmental entity, corporation or financial institution of another nation.

          RISKS: Investments involving multi-national currency units are subject to changes in currency exchange rates which may cause the value of such invested securities to decrease relative to the U.S. dollar.

MUNICIPAL INSTRUMENTS
Municipal instruments are debt obligations issued by a state or local government entity. The instruments may support general governmental needs or special governmental projects. It is not anticipated that such instruments will ever represent a significant portion of any Portfolio's assets.

          RISKS: Investments in municipal instruments are subject to the municipality's ability to make timely payment. Municipal instruments may also be subject to bankruptcy protection should the municipality file for such protection.

REPURCHASE AND REVERSE REPURCHASE AGREEMENTS
Under a repurchase agreement, a bank or securities firm (that is a dealer in U.S. Government Securities reporting to the Federal Reserve Bank of New York) or the Fund's Custodian agrees to sell U.S. Government Securities to a Portfolio and repurchase such securities from the Portfolio for an agreed price at a later date. Under a reverse repurchase agreement, a primary or reporting dealer in U.S. Government Securities purchases U.S. Government Securities from a Portfolio and the Portfolio agrees to repurchase the securities for an agreed price at a later date.

Each Portfolio will maintain a segregated custodial account for its reverse repurchase agreements. Until repayment is made, the segregated accounts may contain cash, U.S. Government Securities or other liquid, unencumbered securities having an aggregate value at least equal to the amount of such commitments to repurchase (including accrued interest). Repurchase and reverse repurchase agreements will generally be restricted to those maturing within seven days.

          RISKS: If the other party to a repurchase and/or reverse repurchase agreement becomes subject to a bankruptcy or other insolvency proceeding, or fails to satisfy its obligations thereunder, delays may result in recovering cash or the securities sold, or losses may occur as to all or part of the income, proceeds or rights in the security.

SHORT SALES
Short sales are transactions in which a Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. Short selling provides the Investment Adviser with flexibility to reduce certain risks of the Portfolio's holdings and increase the Portfolio's total return. To the extent that the Portfolio has sold securities short, it will maintain a daily segregated account, containing cash, U.S. Government securities or other liquid and unencumbered securities, at such a level that (a) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (b) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short.

          RISKS: A short sale is generally used to take advantage of an anticipated decline in price or to protect a profit. A Portfolio will incur loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which Portfolio replaces the borrowed money. The amount of any loss will be increased by the amount of any premium or amounts in lieu of interest the Portfolio may be required to pay in connection with a short sale. Without the purchase of an option, the potential loss from a short sale is unlimited.

STRIPPED INSTRUMENTS
Stripped instruments are bonds, reduced to its two components: its rights to receive periodic interest payments (IOs) and rights to receive principal repayments (POs). Each component is then sold separately. Such instruments include:

a.   Municipal Bond Strips
b.   Treasury Strips
c.   Stripped Mortgage-Backed Securities

          RISKS: POs do not pay interest, its return is solely based on payment of principal at maturity. Both POs and IOs tend to be subject to greater interim market value fluctuations in response to changes in interest rates. Stripped Mortgage-Backed Securities IOs run the risk of unanticipated prepayment which will decrease the instrument's overall return.

TBA (TO BE ANNOUNCED) TRANSACTIONS

In a TBA transaction, the type of mortgage-backed securities to be delivered is specified at the time of trade, but the actual pool numbers of the securities to be delivered are not known at the time of the trade. For example, in a TBA transaction, an investor could purchase $1 million 30 year mortgage-backed securities issued by the Federal National Mortgage Association and receive up to three pools on the settlement date. The pool numbers to be delivered at settlement will be announced shortly before settlement takes place. Agency pass-through mortgage-backed securities are usually issued on a TBA basis. Each Portfolio will maintain a segregated custodial account containing cash, U.S. Government Securities or other liquid and unencumbered securities having a value at least equal to the aggregate amount of a Portfolio's TBA transactions.



          RISKS: The value of the security on the date of delivery may be less than its purchase price, presenting a possible loss of asset value.


TOTAL RETURN SWAPS
A total return swap is an exchange of one security for another. Unlike a hedge swap, a total return swap is solely entered into as a derivative investment to enhance total return.

          RISKS: A total return swap may result in a Portfolio obtaining an instrument, which for some reason, does not perform as well as the original swap instrument. Additionally, potential risks of default also exist on the part of the counterparty.

U.S. GOVERNMENT AND AGENCY SECURITIES AND GOVERNMENT-SPONSORED ENTERPRISES/FEDERAL AGENCIES
U.S. Government and agency securities are issued by or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities and supported by the full faith and credit of the United States. A Portfolio also may invest in other securities which may be issued by a U.S. Government-sponsored enterprise or federal agency, and supported either by its ability to borrow from the U.S. Treasury or by its own credit standing. Such securities do not constitute direct obligations of the United States but are issued, in general, under the authority of an Act of Congress. The universe of eligible securities in these categories include those sponsored by:

a.   U.S. Treasury Department,
b.   Farmer's Home Administration,
c.   Federal Home Loan Mortgage Corporation,
d.   Federal National Mortgage Association,
e.   Student Loan Marketing Association, and
f.   Government National Mortgage Association.

          RISKS: Investing in securities backed by the full faith and credit of the U.S. Government are guaranteed only as to interest rate and face value at maturity, not its current market price.

WARRANTS
A warrant is a corporate-issued option that entitles the holder to buy a proportionate amount of common stock at a specified price. Warrants are freely transferable and can be traded on the major exchanges.

          RISKS: Warrants retain their value only so long as the stock retains its value. Typically, when the value of the stock drops, the value of the warrant drops.

WHEN ISSUED AND FORWARD COMMITMENT SECURITIES
The purchase of a when issued or forward commitment security will be recorded on the date a Portfolio enters into the commitment. The value of the security will be reflected in the calculation of the Portfolio's net asset value. The value of the security on delivery date may be more or less than its purchase price. Generally, no interest accrues to a Portfolio until settlement. Each Portfolio will maintain a segregated custodial account containing cash, U.S. Government securities or other liquid and unencumbered securities having a value at least equal to the aggregate amount of a Portfolio's when issued and forward commitments transactions.

          RISKS: The value of the security on the date of delivery may be less than its purchase price, presenting a possible loss of asset value.

ZERO COUPON SECURITIES

Zero coupon securities are sold at a deep discount from their face value. Such securities make no periodic interest payments, however, the buyer receives a rate of return by the gradual appreciation of the security, until it is redeemed at face value on a specified maturity date.

          RISKS: Zero coupon securities do not pay interest until maturity and tend to be subject to greater interim market value fluctuations in response to interest rate changes rather than interest paying securities of similar maturities. Credit risk is generally greater for these investments that are required to pay interest only at maturity rather than at intervals during the life of the investment.

                               PORTFOLIO TURNOVER

Portfolio turnover rates are believed to be higher than the turnover experienced by most fixed income funds, due to the Investment Adviser's active management of duration. This could, in turn, lead to higher turnover costs. High portfolio turnover may involve greater brokerage commissions and transactions costs which will be paid by a Portfolio. In addition, high turnover rates may result in increased short-term capital gains.

                        SUPPLEMENTAL INVESTMENT POLICIES

ALL PORTFOLIOS
Each Portfolio may invest more than 5% of its net assets in futures margins and/or premiums on options only if it is being used for bona fide hedging purposes.

U.S. SHORT-TERM, WORLDWIDE AND WORLDWIDE-HEDGED PORTFOLIOS
These Portfolios may not enter into a repurchase or reverse repurchase agreement if, as a result thereof, more than 25% of a Portfolio's total assets would be subject to such agreements.

                           FINANCIAL HIGHLIGHTS TABLES


The Financial Highlights Tables are intended to help you understand the Portfolios' financial performance for the past five years, or, if shorter, the period of the Portfolio's operations. Certain information reflects financial results for a single Portfolio share. The "Total Return" indicates how much an investment in each respective Portfolio would have earned or lost, assuming all dividends and distributions had been reinvested.


This information for the year ended December 31, 1999 has been audited by KPMG LLP. You will find the auditor's report and the FFTW Funds, Inc., financial statements in the annual report, which is available upon request. Financial Highlights for the years prior to 1999 were audited by other auditors.



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                                       U.S. SHORT-TERM PORTFOLIO FINANCIAL HIGHLIGHTS
                                     (IN WHOLE DOLLARS EXCEPT WHERE OTHERWISE INDICATED)
-----------------------------------------------------------------------------------------------------------------------------------
   FOR A SHARE OUTSTANDING THROUGHOUT             Year Ended   Year Ended    Year Ended   Year Ended   Year Ended
               THE PERIOD                          12/31/99     12/31/98      12/31/97     12/31/96     12/31/95
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 Per Share Data
 Net asset value, beginning of period                $9.76        $9.77        $9.85        $9.88        $9.89
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 Increase (Decrease) From Investment Operations
 Investment income, net                               0.51*        0.54         0.57         0.55         0.56
 Net realized and unrealized loss on investments
   and financial futures and options contracts,
   and foreign currency-related transactions         (0.11)       (0.01)       (0.08)       (0.03)       (0.01)
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 Total from investment operations                     0.40         0.53         0.49         0.52         0.55
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 Less Distributions
 From investment income, net                          0.51         0.54         0.57         0.55         0.56
 In excess of investment income, net                    --           --           --           --         0.00**
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 Total distributions                                  0.51         0.54         0.57         0.55         0.56
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 Net asset value, end of period                      $9.65        $9.76        $9.77        $9.85        $9.88
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 Total Return                                         4.26%        5.59%        5.09%        5.45%        5.71%
 Ratios/Supplemental Data
 Net assets, end of period (000's)                $650,447     $840,366     $486,906     $355,257     $457,425
 Ratio of operating expenses to average
   net assets, exclusive of interest
   expense (a)                                        0.25%        0.25%        0.25%        0.27%        0.40%
 Ratio of operating expenses to average
   net assets, inclusive of interest
   expense (a)                                        0.25%        0.25%        0.26%        0.40%        0.51%
 Ratio of investment income, net to average
   net assets (a)                                     5.29%        5.48%        5.78%        5.62%        5.64%
 Decrease in above expense ratios due
   to waiver of investment advisory and
   administration fees                                0.18%        0.17%        0.18%        0.05%        0.07%
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(a) Net of waivers and reimbursements.
*   Calculation done based on average shares outstanding.

**  Rounds to less than $0.01.

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                                     LIMITED DURATION PORTFOLIO FINANCIAL HIGHLIGHTS
                                      (IN WHOLE DOLLARS UNLESS OTHERWISE INDICATED)
-----------------------------------------------------------------------------------------------------------------------------------
   FOR A SHARE OUTSTANDING THROUGHOUT THE                 Year Ended   Year Ended    Year Ended   Year Ended   Year Ended
                   PERIOD                                  12/31/99     12/31/98      12/31/97     12/31/96     12/31/95
-----------------------------------------------------------------------------------------------------------------------------------
 Per Share Data
 Net asset value, beginning of period                        $9.93        $9.93        $9.93       $10.00        $9.55
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 Increase (Decrease) From Investment Operations
 Investment income, net                                       0.55*        0.55         0.62         0.55         0.60
 Net realized and unrealized gain (loss) on
   investments financial futures and options
   contracts, and foreign currency-related transactions      (0.27)        0.11         0.08        (0.04)        0.45
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 Total from investment operations                             0.28         0.66         0.70         0.51         1.05
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 Less Distributions
 From investment income, net                                  0.55         0.55         0.62         0.55         0.60
 In excess of investment income, net                            --         0.00**         --         0.00**         --
 From net realized and unrealized gain on
   investments financial futures and options
   contracts and foreign currency-related transactions          --         0.11         0.08         0.03           --
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 Total distributions                                          0.55         0.66         0.70         0.58         0.60
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 Net asset value, end of period                              $9.66        $9.93        $9.93        $9.93       $10.00
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 Total Return                                                 2.88%        6.79%        7.21%        5.29%       11.26%
 Ratios/Supplemental Data
 Net assets, end of period (000's)                        $100,105      $89,521      $40,029      $42,100       $5,080
 Ratio of operating expenses to average net assets,
   exclusive of interest expense (a)                          0.30%        0.30%        0.30%        0.31%        0.50%
 Ratio of operating expenses to average net assets,
   inclusive of interest expense (a)                          0.30%        0.30%        0.60%        0.49%        1.41%
 Ratio of investment income, net to average
   net assets (a)                                             5.60%        5.48%        6.10%        5.79%        6.09%
 Decrease in above expense ratios due to waiver of
   investment advisory fees and reimbursement of
   other expenses                                             0.24%        0.22%        0.31%        0.15%        0.53%
 Portfolio Turnover                                            823%       1,059%       1,292%       1,387%       1,075%
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(a) Net of waivers and reimbursements.
*   Calculation done based on average shares outstanding.

**  Rounds to less than $0.01.

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                                     MORTGAGE-BACKED PORTFOLIO FINANCIAL HIGHLIGHTS
                                     (IN WHOLE DOLLARS UNLESS OTHERWISE INDICATED)
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 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD                                                          Period From
                                                                 Year Ended   Year Ended   Year Ended   4/20/96* to
                                                                  12/31/99     12/31/98     12/31/97     12/31/96
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 Per Share Data
 Net asset value, beginning of period                              $10.18       $10.30       $10.16       $10.00
 Increase (Decrease) From Investment Operations
 Investment income, net                                              0.61**       0.68         0.68         0.41
 Net realized and unrealized gain (loss) on investments,
   short sales, and financial futures, swaps
   and options contracts                                            (0.49)        0.07         0.32         0.23
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 Total from investment operations                                    0.12         0.75         1.00         0.64
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 Less Distributions
 From investment income, net                                         0.64         0.65         0.63         0.41
 In excess of investment income, net                                   --           --         0.05         0.06
 From net realized gain on investments, short sales, and
   financial futures, swaps and options contracts                    0.02         0.22         0.18         0.01
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 Total distributions                                                 0.66         0.87         0.86         0.48
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 Net asset value, end of period                                     $9.64       $10.18       $10.30       $10.16
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 Total Return                                                        1.21%        7.42%       10.19%        6.54% (c)
 Ratios/Supplemental Data
 Net assets, end of period (000's)                               $298,265     $815,367     $655,271     $220,990
 Ratio of operating expenses to average net assets,
   exclusive of interest expense (a)                                 0.24%        0.23%        0.38%        0.45% (b)
 Ratio of operating expenses to average net assets,
   inclusive of interest expense (a)                                 0.24%        0.37%        0.47%        0.88% (b)
 Ratio of investment income, net to average net assets (a)           6.10%        6.33%        6.07%        7.61% (b)
 Decrease in above expense ratios due to waiver of investment
   advisory fees and reimbursement of other expenses                 0.20%        0.20%        0.07%        0.10% (b)
 Portfolio Turnover                                                   745%         843%       3,396%         590%
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(a) Net of waivers and reimbursements.
(b) Annualized.
(c) Not annualized.
*   Commencement of Operations.

**  Calculation done using average shares outstanding.

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                                           GLOBAL TACTICAL EXPOSURE PORTFOLIO
                                               FINANCIAL HIGHLIGHTS
                                     (IN WHOLE DOLLARS UNLESS OTHERWISE INDICATED)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      Period From
   FOR A SHARE OUTSTANDING THROUGHOUT THE                        Year Ended   Year Ended    Year Ended   Year Ended   9/14/95* to
                   PERIOD                                         12/31/99     12/31/98      12/31/97     12/31/96     12/31/95
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 Per Share Data
 Net asset value, beginning of period                              $10.25       $10.05        $9.80        $10.19       $10.00
 Increase (Decrease) From Investment Operations
 Investment income, net                                              0.46**       0.52**       0.41          0.47         0.19
 Net realized and unrealized gain (loss) on investments,
   financial futures and swap and options contracts and
   foreign currency-related transactions                            (0.17)        0.28         0.43         (0.15)        0.19
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 Total from investment operations                                    0.29         0.80         0.84          0.32         0.38
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 Less Distributions
 From investment income, net                                         0.46         0.53         0.36          0.47         0.19
 In excess of investment income, net                                   --         0.00 (c)     0.17            --         0.00 (c)
 From net realized gain on investments, financial futures,
   swap and options contracts, and foreign
   currency-related transactions                                       --           --         0.06          0.05           --
 In excess of net realized gain on investments,
   financial futures, swap and options contracts, and
   foreign currency-related transactions                               --         0.07           --          0.09           --
 From capital stock in excess of par value                             --           --           --          0.10           --
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 Total distributions                                                 0.46         0.60         0.59          0.71         0.19
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 Net asset value, end of period                                    $10.08       $10.25       $10.05         $9.80       $10.19
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 Total Return                                                        2.90%        8.20%        8.77%         3.18%        3.80% (b)
 Ratios/Supplemental Data
 Net assets, end of period (000's)                               $131,744     $423,966     $283,005      $126,645      $34,005
 Ratio of operating expenses to average net assets,
   exclusive of interest expense (a)                                 0.28%        0.27%        0.42%         0.60%        0.60% (b)
 Ratio of operating expenses to average net assets,
   inclusive of interest expense (a)                                 4.89%        5.54%        0.42%         0.60%        0.60% (b)
 Ratio of investment income, net to average net assets (a)           4.51%        5.14%        3.67%         4.65%        6.12% (b)
 Decrease in above expense ratios due to waiver of
   investment advisory fees and reimbursement of
   other expenses                                                    0.30%        0.30%        0.16%         0.06%        0.17% (b)
 Portfolio Turnover                                                   413%         766%         712%          784%         764%
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(a) Net of waivers and reimbursements.
(b) Annualized.
(c) Rounds to less than $0.01.
*   The portfolio recommenced operations on September 14, 1995.

**  Calculation done based on average shares outstanding.

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                                       WORLDWIDE PORTFOLIO FINANCIAL HIGHLIGHTS
                                     (IN WHOLE DOLLARS UNLESS OTHERWISE INDICATED)
-----------------------------------------------------------------------------------------------------------------------------------
   FOR A SHARE OUTSTANDING THROUGHOUT THE                      Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                   PERIOD                                       12/31/99     12/31/98     12/31/97     12/31/96     12/31/95
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 Per Share Data
 Net asset value, beginning of period                            $10.28        $9.42        $9.64        $9.83        $9.27
 Increase (Decrease) From Investment Operations
 Investment income, net                                            0.43*        0.46         0.49         0.53         0.58
 Net realized and unrealized gain (loss) on
   investments, financial futures contracts and
   foreign currency-related transactions                          (0.98)        0.96        (0.22)        0.01         0.56
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 Total from investment operations                                 (0.55)        1.42         0.27         0.54         1.14
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 Less Distributions
 From investment income, net                                       0.61         0.46         0.19         0.53         0.30
 In excess of investment income, net                                 --           --         0.11           --           --
 From net realized gain on investments,
   financial futures contracts and foreign
   currency-related transactions                                     --         0.10           --         0.09           --
 From capital stock in excess of par value                           --           --         0.19         0.11         0.28
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 Total distributions                                               0.61         0.56         0.49         0.73         0.58
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 Net asset value, end of period                                   $9.12       $10.28        $9.42        $9.64        $9.83
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 Total Return                                                     (5.38%)      15.58%        2.93%        5.77%       12.60%
 Ratios/Supplemental Data
 Net assets, end of period (000's)                              $68,581      $69,653      $82,236      $74,939      $86,186
 Ratio of operating expenses to average net assets,
   exclusive of interest expense (a)                               0.60%        0.60%        0.60%        0.60%        0.60%
 Ratio of operating expenses to average net assets,
   inclusive of interest expense (a)                               0.60%        0.60%        0.60%        0.60%        0.60%
 Ratio of investment income, net to average net assets (a)         4.51%        4.76%        5.21%        5.52%        6.13%
 Decrease in above expense ratios due to waiver of
   investment advisory fees and reimbursement of
   other expenses                                                  0.03%        0.01%        0.02%        0.05%        0.30%
 Portfolio Turnover                                                 390%         668%         713%       1,126%       1,401%
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------


(a) Net of waivers and reimbursements.

*   Calculation done based on average shares outstanding.

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                        WORLDWIDE-HEDGED PORTFOLIO FINANCIAL HIGHLIGHTS
                                         (IN WHOLE DOLLARS UNLESS OTHERWISE INDICATED)
-----------------------------------------------------------------------------------------------------------------------------------
   FOR A SHARE OUTSTANDING THROUGHOUT THE                        Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                   PERIOD                                         12/31/99     12/31/98     12/31/97     12/31/96     12/31/95
-----------------------------------------------------------------------------------------------------------------------------------
 Per Share Data
 Net asset value, beginning of period                              $11.19       $11.23       $10.91       $10.85       $10.41
-----------------------------------------------------------------------------------------------------------------------------------
 Increase (Decrease) From Investment Operations
 Investment income, net                                              0.51*        0.59         0.53         0.62         0.45
 Net realized and unrealized gain (loss) on
   investments, financial futures contracts and
   foreign currency-related transactions                            (0.53)        0.68         0.80         0.43         0.66
-----------------------------------------------------------------------------------------------------------------------------------
 Total from investment operations                                   (0.02)        1.27         1.33         1.05         1.11
-----------------------------------------------------------------------------------------------------------------------------------
 Less Distributions
 From investment income, net                                         0.59         0.70         0.59         0.62         0.67
 In excess of investment income, net                                   --           --           --         0.37           --
 From net realized gain on investments,
   financial futures contracts and foreign
   currency-related transactions                                     0.00**       0.61         0.42           --           --
-----------------------------------------------------------------------------------------------------------------------------------
 Total distributions                                                 0.59         1.31         1.01         0.99         0.67
-----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                    $10.58       $11.19       $11.23       $10.91       $10.85
-----------------------------------------------------------------------------------------------------------------------------------
 Total Return                                                       (0.19%)      11.53%       12.60%       10.03%       11.00%
 Ratios/Supplemental Data
 Net assets, end of period (000's)                               $181,535     $174,805      $80,390      $30,024      $28,255
 Ratio of operating expenses to average net assets,
   exclusive of interest expense (a)                                 0.45%        0.45%        0.45%        0.45%        0.45%
 Ratio of operating expenses to average net assets,
   inclusive of interest expense (a)                                 0.45%        0.45%        0.45%        0.45%        0.45%
 Ratio of investment income, net to average net assets (a)           4.70%        4.85%        5.29%        5.71%        5.84%
 Decrease in above expense ratios due to waiver of
   investment advisory fees and reimbursement of
   other expenses                                                    0.14%        0.13%        0.20%        0.24%        0.54%
 Portfolio Turnover                                                   404%         745%         704%       1,087%         500%
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------


(a) Net of waivers and reimbursements.
*   Calculation done based on average shares outstanding.

**  Rounds to less than $0.01.

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                       INTERNATIONAL PORTFOLIO FINANCIAL HIGHLIGHTS
                                       (IN WHOLE DOLLARS UNLESS OTHERWISE INDICATED)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                            Period From
     FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD                   Year Ended   Year Ended  Year Ended    5/9/96* to
                                                                      12/31/99     12/31/98    12/31/97      12/31/96
-----------------------------------------------------------------------------------------------------------------------------------
 Per Share Data
 Net asset value, beginning of period                                  $9.68        $9.50       $10.20        $10.00
 Increase (Decrease) From Investment Operations
 Investment income, net                                                 0.37**       0.48         0.50          0.38
 Net realized and unrealized gain (loss) on investments,
   financial futures contracts and foreign
   currency-related transactions                                       (0.98)        1.21        (0.56)         0.28
-----------------------------------------------------------------------------------------------------------------------------------
 Total from investment operations                                      (0.61)        1.69        (0.06)         0.66
-----------------------------------------------------------------------------------------------------------------------------------
 Less Distributions
 From investment income, net                                            0.37         0.45         0.14          0.38
 In excess of investment income, net                                      --         0.40           --            --
 From net realized gain on investments, financial
   futures contracts and foreign currency-related
   transactions                                                           --         0.66         0.14          0.08
 From capital stock in excess of par value                                --           --         0.36            --
-----------------------------------------------------------------------------------------------------------------------------------
 Total distributions                                                    0.37         1.51         0.64          0.46
-----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                        $8.70        $9.68        $9.50        $10.20
-----------------------------------------------------------------------------------------------------------------------------------
 Total Return                                                          (6.34%)      18.35%       (0.43%)        6.66% (c)
 Ratios/Supplemental Data
 Net assets, end of period (000's)                                  $103,564      $81,705      $67,653       $35,746
 Ratio of operating expenses to average net assets (a)                  0.60%        0.60%        0.60%         0.60% (b)
 Ratio of investment income, net to average net assets (a)              4.13%        4.56%        5.19%         5.73% (b)
 Decrease in above expense ratios due to waiver of investment
   advisory fees                                                        0.00%#       0.03%        0.10%         0.32% (b)
 Portfolio Turnover                                                      569%       1,049%         809%          539%
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------


(a)  Net of waivers and reimbursements.
(b)  Annualized.
(c)  Not annualized.
*    Commencement of Operations.
**   Calculation done based on average shares outstanding.

#    Rounds to less than 0.01%.

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                       EMERGING MARKETS PORTFOLIO FINANCIAL HIGHLIGHTS
                                        (IN WHOLE DOLLARS UNLESS OTHERWISE INDICATED)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                    Period From
             FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD                Year Ended   Year Ended   8/12/97* to
                                                                           12/31/99     12/31/98     12/31/97
-----------------------------------------------------------------------------------------------------------------------------------
 Per Share Data
 Net asset value, beginning of period                                        $7.72        $9.59       $10.00
 Increase (Decrease) From Investment Operations
 Investment income, net                                                       0.78**       0.88         0.29
 Net realized and unrealized gain (loss) on investments, financial
   futures and swap contracts and foreign currency-related transactions       0.05        (1.86)       (0.41)
-----------------------------------------------------------------------------------------------------------------------------------
 Total from investment operations                                             0.83        (0.98)       (0.12)
-----------------------------------------------------------------------------------------------------------------------------------
 Less Distributions
 From investment income, net                                                  0.87         0.76         0.29
 From capital stock in excess of par value                                      --         0.13           --
-----------------------------------------------------------------------------------------------------------------------------------
 Total distributions                                                          0.87         0.89         0.29
-----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                              $7.68        $7.72        $9.59
-----------------------------------------------------------------------------------------------------------------------------------
 Total Return                                                                11.73%      (10.50%)      (1.20%) (b)
 Ratios/Supplemental Data
 Net assets, end of period (000's)                                        $128,419     $164,709     $111,043
 Ratio of operating expenses to average net assets,
   exclusive of interest expense                                              1.01%        1.00%        1.03% (a)
 Ratio of operating expenses to average net assets,
   inclusive of interest expense                                              1.07%        1.15%        1.03% (a)
 Ratio of investment income, net to average net assets                       10.44%       10.52%        7.87% (a)
 Portfolio Turnover                                                            137%         157%          16%
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------


(a)  Annualized.
(b)  Not annualized.
*    Commencement of Operations.

**   Calculation done based on average shares outstanding.

                             SHAREHOLDER INQUIRIES

This Prospectus contains a concise statement of information investors should know before they invest in a Portfolio. Please retain this Prospectus for future reference. Additional information about a Portfolio's investments is available in such Portfolio's annual and semi-annual reports to shareholders, as well as the Statement of Additional Information (SAI) dated May 1, 2000. The SAI provides more detailed information about the Portfolios, including their operations and investment policies. A current SAI is on file with the Securities and Exchange Commission and is incorporated by reference and is legally considered a part of this Prospectus. In each Portfolio's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

A Portfolio's SAI, annual and semi-annual reports are available, without charge, upon request by contacting Investors Capital, 600 Fifth Avenue, New York, NY 10020, (800) 762-4848.

Information about a Portfolio (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Portfolios are available on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington D.C. 20549-0102 or by electronic request at the following e-mail address: publicinfo@sec.gov.


DISTRIBUTED BY:

FIRST FUND DISTRIBUTORS, INC.


Fund's Investment Company Act filing number: 811-5796

                                FFTW FUNDS, INC.











                 ----------------------------------------------
                 ----------------------------------------------
                                   PROSPECTUS
                           LIMITED DURATION PORTFOLIO

                 ----------------------------------------------
                 ----------------------------------------------

                                   MAY 1, 2000






THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED THE PORTFOLIO'S SHARES AS AN INVESTMENT OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                                    CONTENTS



  Risk/Return Summary                                                          3
  Principal Investment Risks                                                   4
  Risk/Return Bar Chart and Table                                              5
  Fee Table                                                                    6
  Expense Table Example                                                        6
  Fund Management                                                              6
  Shareholder Information                                                      7
  Investment Information                                                      11
  Portfolio Turnover                                                          21
  Supplemental Investment Policies                                            21
  Financial Highlights Table                                                  22
  Shareholder Inquiries                                                       23

                               RISK/RETURN SUMMARY


The following is a summary of certain key information about the Limited Duration Portfolio (the "Portfolio"), including investment objectives, principal investment strategies and principal investment risks. A more detailed description of the permitted investment strategies, permitted investments and their associated risks will follow.

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

                           LIMITED DURATION PORTFOLIO

-------------------------------------------------------------------------------------------------------------
 INVESTMENT OBJECTIVE:          To maintain a level of total return as may be consistent with the preservation of capital.

-------------------------------------------------------------------------------------------------------------
 PRINCIPAL INVESTMENT           The Portfolio invests primarily in high quality (rating of AA by S&P, Aa by
 STRATEGIES:                    Moody's or a comparable rating, or higher from a nationally recognized statistical rating organization) debt securities, using interest rate hedging as a stabilizing technique. The performance objective of the Portfolio is to outperform the Merrill Lynch 1-2.99 Year Treasury Index.

-------------------------------------------------------------------------------------------------------------
     MINIMUM QUALITY RATING:                       S&P         Moody's                      AVERAGE
                                S&P:   Moody's:   (Short    (Short Term):   Thompson:   PORTFOLIO QUALITY:
                                ----   --------   Term):    -------------   ---------   ------------------
                                                  ------
                                BBB-     Baa3       A-2          P-2            B           AA (Aa)

-------------------------------------------------------------------------------------------------------------
     DURATION:                  The Portfolio's average U.S. dollar-weighted duration generally is shorter than three years. The average U.S. dollar-weighted duration of the Portfolio will not differ from the average duration of the Merrill Lynch 1-2.99
                                Treasury Index by more than one year. As of December 31, 1999, the duration of the Merrill Lynch 1-2.99 Treasury Index was 1.6 years.

-------------------------------------------------------------------------------------------------------------
     INVESTMENT POLICIES:       At least 65% of the Portfolio's total assets must be invested in U.S.
                                dollar-denominated securities. For temporary defensive purposes, 100% of the
                                Portfolio's total assets may be invested in U.S. Government securities, cash or cash equivalent securities. These defensive strategies may prevent the
                                Portfolio from achieving its investment objective. The Portfolio is
                                "non-diversified" under the 1940 Act.

-------------------------------------------------------------------------------------------------------------
     PRINCIPAL INVESTMENTS:         Asset-Backed Securities
     (See Permitted                 Bank Obligations
     Investment Strategies,         Corporate Debt Instruments
     Investments and                Mortgage-Backed Securities
     Associated Risks for a         Repurchase and Reverse Repurchase Agreements
     more detailed                  Total Return Swaps
     description)                   U.S. Government and Agency Securities

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

                           PRINCIPAL INVESTMENT RISKS

"Risk" is the chance that you may lose money on an investment or that you will not earn as much as you expect. The greater the risk, the greater the possibility of losing money.

The Portfolio is affected by changes in the economy, or in securities and other markets.

The possibility also exists that investment decisions of portfolio managers will not accomplish what they are designed to achieve. No assurance can be given that the Portfolio's investment objective will be achieved.

The Portfolio may invest in U.S. Government and agency securities, some of which are backed by the full faith and credit of the United States and others which are subject to varying degrees of risk.

Investments in the Portfolio are subject to certain of the following risks.

BANKING        Investing in bank obligations will expose the Portfolio to risks
INDUSTRY       associated with the banking industry such as interest rate and
RISK:          credit risks.

CORRELATION    Derivatives are financial instruments whose value depends upon,
RISK:          or is derived from, the value of something else, such as one or more underlying securities, indexes or currencies. The prices of a particular derivative instrument may not move in the same way as the underlying security or, in the case of a hedging transaction, of the securities which are the subject of a hedge.

CREDIT RISK:   The Portfolio may be exposed to the risk that a security's issuer or a counterparty to a contract will default or not be able to honor a financial obligation.

HEDGING        Hedging is commonly used as a buffer against a perceived
RISK:          investment risk. Hedging exposes the Portfolio to the risk that the hedge will lose value while the hedged investment increases in value.

INTEREST RATE  Investing in fixed-rate debt securities will expose the Portfolio
RISK: to the risk that the value of the Portfolio's investments will decline if interest rates rise.

LEVERAGE       The use of derivatives exposes the Portfolio to the risk of
RISK:          leverage which may result in greater fluctuations in the
               Portfolio's net asset value than would have occurred had the Portfolio invested in the underlying security.

LIQUIDITY      Certain securities may be difficult or impossible to sell at
RISK:          favorable prices within the desired time frame.

MARKET RISK:   The market value of a security may increase or decrease over time. Such fluctuations can cause a security to be worth less than the price originally paid for it or less than it was worth at an earlier time. Market risk may affect a single issuer, entire industry or the market as a whole.

NON-           A non-diversified Portfolio may invest more of its assets in the
DIVERSIFICA-   securities of fewer companies than a diversified Portfolio. This
TION RISK:     vulnerability to factors affecting a single investment can result in greater Portfolio losses and volatility.

PREPAYMENT     A Portfolio that invests in mortgage-backed and other
RISK:          asset-backed securities is exposed to the risk that such
               securities may repay principal either faster or slower than expected.

                         RISK/RETURN BAR CHART AND TABLE


The chart and table provided below give some indication of past performance of the Portfolio. The chart and table illustrate the changes in the Portfolio's yearly performance and show how the Portfolio's average returns for 1 year, 5 years and since inception compare with a selected index. Past performance is not necessarily an indication of how a Portfolio will perform in the future.

                           LIMITED DURATION PORTFOLIO
                          AVERAGE ANNUAL TOTAL RETURN

[CHART]

       YEAR        RETURN
---------------------------------------
     12/31/94       0.29%
     12/31/95      11.26%
     12/31/96       5.29%
     12/31/97       7.21%
     12/31/98       6.79%
     12/31/99       2.88%

During the six-year period shown in the Limited Duration Portfolio's bar chart, the highest quarterly return was 3.53% (quarter ending 3/31/95) and the lowest quarterly return was -0.47% (quarter ending 3/31/94).

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.

-------------------------------------------------------------------------------------------------------------
            AVERAGE ANNUAL TOTAL RETURN                  PAST 1 YEAR     PAST 5 YEARS     SINCE INCEPTION
    (FOR THE PERIODS ENDING DECEMBER 31, 1999)                                               (7/26/93)
-------------------------------------------------------------------------------------------------------------
Limited Duration Portfolio                                  2.88%           6.64%              5.46%
-------------------------------------------------------------------------------------------------------------

Merrill Lynch 1-2.99 Year Treasury Index                    3.06%           6.50%              5.41%
-------------------------------------------------------------------------------------------------------------

                                    FEE TABLE

This Table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

                ------------------------------------------------------------------------------------------
                SHAREHOLDER FEES(FEES PAID DIRECTLY FROM YOUR  INVESTMENT)
                                                                                                  None
                ------------------------------------------------------------------------------------------
                ------------------------------------------------------------------------------------------
                ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
                ------------------------------------------------------------------------------------------
                Management Fees                                                                  0.35%
                ------------------------------------------------------------------------------------------
                Distribution Fees (12b-1)                                                         None
                ------------------------------------------------------------------------------------------
                Other Expenses                                                                   0.19%
                ------------------------------------------------------------------------------------------
                Total Annual Fund Operating Expenses*                                            0.54%
                ------------------------------------------------------------------------------------------

*The Investment Adviser has voluntarily agreed to cap the Net Operating Expenses at 0.30% (on an annualized basis) of the Portfolio's average daily net assets. The Investment Adviser will not attempt to recover prior period waivers should expenses fall below the cap. For the fiscal year ended 12/31/99, the Investment Adviser waived fees in the amount of 0.24%. All operating expenses exceeding the voluntary waiver of fees will be paid by the Investment Adviser. Under an Administration Agreement effective May 29, 1998, between the Fund and the Administrator, the Administrator provides administrative services to the Portfolio, for an incentive fee in the event the Portfolio operates below its expense ratio. This fee is capped at 0.02% of the Portfolio's average daily net assets.


                             EXPENSE TABLE EXAMPLE


The following table is intended to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
     1 YEAR             3 YEARS              5 YEARS               10 YEARS

--------------------------------------------------------------------------------
       $55                $173                $302                   $678
--------------------------------------------------------------------------------

                                 FUND MANAGEMENT

                               BOARD OF DIRECTORS

The Board of Directors of FFTW Funds, Inc. (the "Fund"), is responsible for the overall management and supervision of the Portfolio, which is a series of the Fund. The Fund's Directors are Stephen P. Casper, John C Head III, Lawrence B. Krause, Andrea Redmond, Saul H. Hymans and Onder John Olcay. Additional information about the Directors and the Fund's executive officers may be found in the Statement of Additional

Information under the heading "Management of the Fund."

                               INVESTMENT ADVISER

Subject to the direction and authority of the Board of Directors, Fischer Francis Trees & Watts, Inc. ("FFTW" or the "Investment Adviser") serves as Investment Adviser to the Portfolio. The Investment Adviser continuously conducts investment research and is responsible for the purchase, sale or exchange of the Portfolio's assets. Organized in 1972, the Investment Adviser is registered with the Securities and Exchange Commission and is a New York corporation currently managing over $30 billion in assets for numerous fixed-income portfolios. The Investment Adviser currently advises over 100 major institutional clients including banks, central banks, pension funds and other institutional clients. The average size of a client relationship with the Investment Adviser is in excess of $200 million. The Investment Adviser also serves as the sub-adviser to three portfolios of two other open-end management investment companies. The Investment Adviser's offices are located at 200 Park Avenue, New York, New York 10166. The Investment Adviser is directly wholly-owned by Charter Atlantic Corporation, a New York corporation. The Portfolio paid the Investment Adviser for its services in the twelve months ended December 31, 1999, at a rate of 0.15% of the Portfolio's average daily net assets.

                               PORTFOLIO MANAGERS

FFTW uses a team approach for making the strategic and sector allocations within the Portfolio. For each Portfolio, a specific portfolio manager is responsible for portfolio implementation and compliance with Portfolio-specific and FFTW-wide investment strategy. The portfolio manager determines the broad risk parameters under which the Portfolio operates, but relies on specialist investment teams for the generation of ideas and specific investments in the Portfolio. The following groups and teams assist in the selection of specific investments, subject to the Portfolio's investment policies and restrictions: the Duration, Country and Foreign Exchange Strategy Group, consisting of the Foreign Exchange, U.S. Bloc, Europe and Japan teams, and the Sector Allocation Strategy Group, consisting of the Global Credit, Mortgages and Emerging Markets teams.

LIAQUAT AHAMED, MANAGING DIRECTOR. Mr. Ahamed joined FFTW in 1988 after nine years with the World Bank, where he was in charge of all investments in non-U.S. dollar government bond markets. Mr. Ahamed also served as an economist with senior government officials in the Philippines, Korea, and Bangladesh. He has a B.A. in economics from Trinity College, Cambridge University and an A.M. in economics from Harvard University.

ADNAN AKANT, MANAGING DIRECTOR. Mr. Akant joined FFTW in 1984, after six years with the World Bank, where he served as a project financial analyst in Europe and the Middle East, and joined the treasurer's staff as an investment officer. At World Bank, Mr. Akant served as a member of the investment department where he was responsible for investment and trading of each of the major sectors of the bank's actively managed liquidity portfolio. He was also a member of the investment strategy committee and shared responsibility for formulating and implementing the bank's trading and investment strategy. Mr. Akant was later promoted to senior investment officer, and was the division's deputy in charge of the U.S. dollar portfolio. Mr. Akant holds a Ph.D. in systems science, an M.S. in finance and international management, an Engineer's degree, an M.S. in electrical engineering and a B.S. in electrical engineering, all from the Massachusetts Institute of Technology. Mr. Akant also taught graduate and undergraduate level courses as a teaching assistant. Mr. Akant is a member of the New York Academy of Sciences, IEEE, and of the Sigma XI, Tau Beta Pi, and Eta Kappa Nu honor societies.

JEFFREY HOLTMAN, PORTFOLIO MANAGER. Mr. Holtman is responsible for management of the Limited Duration Portfolio and other Portfolios of FFTW Funds, Inc. Mr. Holtman joined FFTW in May 1996 after two years with J.P. Morgan as a credit risk analyst. At J.P. Morgan, Mr. Holtman was responsible for evaluating credit risk and portfolio suitability analysis in the equity research group. Mr. Holtman received a B.S. in Industrial Management and Economics from Carnegie Mellon University (1994).

                             SHAREHOLDER INFORMATION

                                    PURCHASES

Portfolio shares may be purchased directly from the Portfolio, or obtained by employing the services of an outside broker or agent. Such broker or agent may charge a fee for its services. The minimum initial investment in the Portfolio, if shares are purchased directly from the Portfolio, is $100,000; such minimum may be waived at the discretion of FFTW or the distributor, First Fund Distributors, Inc. ("First Fund" or the "Distributor"). Subsequent investments or redemptions may be of any amount. Initial investments, if obtained through a broker or agent may be for amounts lower than $100,000. There are no loads or 12b-1 distribution fees imposed by the Portfolio. Shares purchased will begin accruing dividends on the day Federal funds are received.

Purchases of shares may be made on any "Business Day," meaning, any Monday through Friday that the New York Stock Exchange is open. At the present time, the New York Stock Exchange is closed on: New Year's Day, Dr. Martin Luther King's Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

WIRING INSTRUCTIONS:

To:             Investors Bank & Trust Company, Boston, Massachusetts
ABA Number:     011001438
Account Name:   First Fund Distributors, Inc. - Fund Purchase Account
Account Number: 933333333
Reference:      Limited Duration Portfolio

                               TO PURCHASE SHARES

      -------------------------------------------------------------------------------------------------------------------------
      WHEN NET ASSET     WHEN & HOW            PROCEDURE FOR SAME DAY                   RESULT OF LATE NOTIFICATION OR
      VALUE (NAV)        SHARES MAY BE         PURCHASES                                DELAY IN RECEIPT OF FUNDS
      IS DETERMINED      PURCHASED
      -------------------------------------------------------------------------------------------------------------------------
      -------------------------------------------------------------------------------------------------------------------------
      All Business       -   Any Business      -   Purchasers must call                 -   The Portfolio must receive notice
      Days                   Day                   Investors Capital at (800)               before 4 p.m. (wire may be received
                                                   762-4848, or (212) 335-5211              after 4 p.m. ET) for shares to be
                         -   Submitted             if within the City of New                bought at that day's price.
                             orders must           York, or  Investors Bank at
                             include a             (617) 330-6000 prior to 4:00
                             completed             p.m. ET to inform the                -   Shares will be bought at the next
                             account               Portfolio of the incoming                business day's price if wire is
                             application.          wire transfer.                           received after 4:00 p.m. ET and
                                                                                            no notice is given.
                         -   Federal funds     -   Purchasers must indicate
                             must be wired         which Portfolio is to be
                             to First Fund's       purchased.
                             "Fund Purchase
                             Account" at       -   If Federal funds are received
                             Investors Bank        by the Portfolio that day,
                             & Trust               the order will be effective that
                             Company               day.  Price of shares is based
                          ("Investors Bank").      on the next calculation of NAV
                                                   after the order is placed.

      -------------------------------------------------------------------------------------------------------------------------

                                   REDEMPTIONS

All Portfolio shares (fractional and full) will be redeemed upon shareholder request. The redemption price will be the next net asset value per share, determined after the Transfer Agent receives proper notice of redemption (see table below). Shares redeemed receive dividends declared up to, and including the day preceding the day of the redemption payment.


Shares may be redeemed by employing the services of an outside broker or agent or may be redeemed directly from the Portfolio. Such broker or agent may charge a fee for its services. There are no loads or 12b-1 distribution fees imposed by the Portfolio. No charge is imposed by the Portfolio to redeem shares, however, a shareholder's bank may impose its own wire transfer fee for receipt of the wire. The Fund may execute redemptions in any amount requested by the shareholder up to the amount the shareholder has invested in the Portfolio.

A shareholder may change its authorized agent or the account designated to receive redemption proceeds at any time by writing to the Transfer Agent with an appropriate signature guarantee. Further documentation may be required when deemed appropriate by the Transfer Agent.

A telephone redemption option is made available to shareholders on the Portfolio's Account Application. The Portfolio or the Transfer Agent may employ procedures designed to confirm that instructions communicated by telephone are genuine. If the Portfolio does not employ such procedures, it may be liable for losses due to unauthorized or fraudulent instructions. The Portfolio or the Transfer Agent may require personal identification codes and will only wire funds through pre-existing bank account instructions. No bank instruction changes will be accepted via telephone.


In an attempt to reduce expenses, the Portfolio may redeem shares of any shareholder whose Portfolio account has a net asset value lower than $100,000. A shareholder's account may be involuntarily redeemed should its account value fall below minimum investment requirements. An involuntary redemption will not occur when drops in investment value are the sole result of adverse market conditions. The Portfolio will give 60 days prior written notice to shareholders whose shares are being redeemed to allow them to purchase sufficient additional shares of the Portfolio to avoid such redemption. The Portfolio also may redeem shares in a shareholder's account as reimbursement for loss due to the failure of a check or wire to clear in payment of shares purchased.

                                TO REDEEM SHARES

--------------------------------------------------------------------------------
1.   SHAREHOLDERS MUST PROVIDE THE FOLLOWING INFORMATION:

     a.   The dollar or share amount to be redeemed;
     b. The account to which the redemption proceeds should be wired (this account will have been previously designated by the shareholder on its Account Application Form);
     c.   The name of the shareholder; and
     d.   The shareholder's account number

2. SHAREHOLDERS SHOULD CALL THE TRANSFER AGENT AT (800) 247-0473 OR INVESTORS CAPITAL SERVICES AT (800) 762-4848 TO REQUEST A REDEMPTION.

3. IN THE CASE OF FOREIGN EXCHANGES, THE PORTFOLIO'S NAV MAY CHANGE WHEN SHAREHOLDERS CANNOT BUY OR SELL SHARES.

--------------------------------------------------------------------------------
WHEN REDEMPTION EFFECTIVE              RESULT OF LATE NOTIFICATION OF REDEMPTION

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
If notice is received by the Transfer     If notice is received by the Transfer
Agent by 4:00 p.m. ET on any Business     Agent on a non-business day or after
Day, the redemption will be effective     4:00 p.m. ET on a Business Day, the
and payment will be made within seven     redemption notice will be deemed
calendar days, but generally two          received as of the next Business Day.
business days following receipt of such
notice.  Price of shares is based on
the next calculation of the NAV after
the order is placed.
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                           PRICING OF PORTFOLIO SHARES

Your price for Portfolio shares is the Portfolio's net asset value per share. Portfolio net asset value is calculated by: (1) adding the market value of all the Portfolio's assets, (2) subtracting all of the Portfolio's liabilities, and then (3) dividing by the number of shares outstanding and adjusting to the nearest cent. The net asset value is calculated by the Portfolio's Accounting Agent as of 4:00 p.m. ET on each Business Day.

The Portfolio's investments are valued based on market value or, if no market value is available, based on fair value as determined by the Board of Directors (or under their direction). All assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values. Some specific pricing strategies follow:


1. All short-term dollar-denominated investments that mature in 60 days or less are valued on the basis of amortized cost which the Board of Directors has determined represents fair value;

2. Securities mainly traded on a U.S. exchange are valued at the last sale price on that exchange or, if no sales occurred during the day, at the current quoted bid price; and

3. Securities mainly traded on a non-U.S. exchange are generally valued according to the last available closing values on that exchange. However, if an event that may change the value of a security occurs after the time the value was determined, the Board of Directors or its delegate might adjust the fair market value.

                                    DIVIDENDS


If desired, shareholders must request to receive dividends in cash (payable on the first Business Day of the following month) on the Account Application Form. Absent such notice, all dividends will be automatically reinvested in additional shares on the last Business Day of each month at the share's net asset value. In the unlikely event that the Portfolio realizes net short- or long-term capital gains (i.e., with respect to assets held more than one year), the Portfolio will distribute such gains by automatically reinvesting (unless a shareholder has elected to receive cash) them in additional Portfolio shares.


Net investment income (including accrued but unpaid interest, amortization of original issue and market discount or premium) of the Portfolio will be declared as dividends payable daily to the respective shareholders of record as of the close of each Business Day.

                                  VOTING RIGHTS


Each share of the Fund gives the shareholder one vote in Director elections and other shareholder voting matters. Matters to be acted upon affecting the Portfolio (such as approval of the investment advisory agreement with the Investment Adviser or the submission of changes to fundamental Portfolio investment policy) require the affirmative vote of the Portfolio shareholders. The election of the Fund's Board of Directors and the approval of the Fund's independent auditors are voted upon by shareholders on a Fund-wide basis. The Fund is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Fund's or the Portfolio's operation and for the election of Directors under certain circumstances. Directors may be removed by shareholders at a special meeting. The Directors shall call a special meeting of the Portfolio upon written request of shareholders owning at least 10% of the Portfolio's outstanding shares.

                               TAX CONSIDERATIONS

The following discussion is for general information only. An investor should consult with his or her own tax adviser as to the tax consequences of an investment in the Portfolio, including the status of distributions from the Portfolio under applicable state or local law.

FEDERAL INCOME TAXES

The Portfolio will distribute all of its taxable income by automatically reinvesting such income in additional Portfolio shares and distributing those shares to its shareholders, unless a shareholder elects on the Account Application Form to receive cash payments for such distributions. Shareholders receiving distributions from the Portfolio in the form of additional shares will be treated for federal income tax purposes as receiving a distribution in an amount equal to the fair market value of the additional shares on the date of such a distribution.

Dividends the Portfolio pays from its investment company taxable income (including interest and net short-term capital gains) will be taxable to U.S. shareholders as ordinary income, whether received in cash or in additional Portfolio shares. Designated distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) are generally taxable to shareholders at the applicable long-term capital gains rates, regardless of how long they have held their Portfolio shares. If a portion of the Portfolio's income consists of dividends paid by U.S. corporations, a portion of the dividends paid by the Portfolio may be eligible for the corporate dividends-received deduction.

A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Portfolio in October, November or December with a record date in any such month and paid by the Portfolio during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. The Portfolio will inform shareholders of the amount and tax status of all amounts treated as distributed to them not later than 60 days after the close of each calendar year.

If a shareholder holds shares through a tax-deferred account, such as a retirement plan, income and gains will not be taxable each year. Instead, the taxable portion of amounts held in a tax-deferred account generally will be subject to tax only when a distribution is made from that account.


A shareholder who sells or redeems Portfolio shares will generally realize a capital gain or loss, which will be long-term or short term, generally depending upon the shareholder's holding of the shares. An exchange of shares may be treated as a sale.


As with all mutual funds, a Portfolio may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to shareholders who:

1. fail to provide the Portfolio with a correct taxpayer identification number, or
2.   fail to make required certifications, or
3.   have been notified by the IRS that they are subject to backup withholding.

Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amount withheld may be credited against U.S. federal income tax liability.

The foregoing discussion is only a brief summary of the important federal tax considerations generally affecting the Portfolio and its shareholders. As noted above, IRAs receive special tax treatment. No attempt is made to present a detailed explanation of the federal, state or local income tax treatment of the Portfolio or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors in the Portfolio should consult their tax advisers with specific reference to their own tax situation.

STATE AND LOCAL TAXES
The Portfolio may be subject to state, local or foreign taxation in any jurisdiction in which the Portfolio may be deemed to be doing business. Portfolio distributions may be subject to state and local taxes. Portfolio distributions derived from interest on obligations of the U.S. Government and certain of its agencies, authorities and instrumentalities may be exempt from state and local taxes in certain states. Shareholders should consult their own tax advisers regarding possible state and local income tax exclusions for dividend portions paid by the Portfolio, which are attributable to interest from obligations of the U.S. Government, its agencies, authorities and instrumentalities.

                        DISTRIBUTION OF PORTFOLIO SHARES

Shares of the Portfolio are distributed by First Fund pursuant to a Distribution Agreement dated as of January 1, 2000 by and among the Fund, Investors Bank & Trust Company and First Fund. No fees are payable by the Fund pursuant to the Distribution Agreement, and Investors Bank & Trust Company bears the expense of First Fund's distribution activities.


                             INVESTMENT INFORMATION

       PERMITTED INVESTMENT STRATEGIES, INVESTMENTS AND ASSOCIATED RISKS

Principal Investment Strategies
-    Asset-backed Securities
-    Bank Obligations
-    Corporate Debt Instruments
-    Hedging
-    Mortgage-backed Securities
-    Repurchase and Reverse Repurchase Agreements
-    Total Return Swaps
-    U.S. Government and Agency Securities


Other Investments
-    Brady Bonds
-    Convertible Securities
-    Dollar Roll Transactions
-    Duration Management
-    Foreign Instruments
-    Illiquid Securities
-    Indexed Notes, Currency Exchange-Related Securities and Similar Securities
-    Inflation-Indexed Securities
-    Investment Companies
-    Multi-National Currency Unit Securities or More Than One Currency
     Denomination
-    Municipal Instruments
-    Stripped Instruments

-    TBA Transactions
-    Warrants
-    When Issued and Forward Commitment Securities
-    Zero Coupon Securities

ASSET-BACKED SECURITIES
Asset-backed securities are secured by or backed by assets other than mortgage-related assets, such as automobile and credit card receivables. These securities are sponsored by such institutions as finance companies, finance subsidiaries of industrial companies and investment banks. Asset-backed securities have structural characteristics similar to mortgage-backed securities, however, the underlying assets are not first lien mortgage loans or interests, but include assets such as:

a.   motor vehicle installment sale contracts,
b.   other installment sale contracts,
c.   leases of various types of real and personal property, and
d.   receivables from revolving credit (credit card) agreements.


         RISKS: The principal amount of asset-backed securities is generally subject to partial or total prepayment risk. If an asset-backed security is purchased at a premium or discount to par, a prepayment rate that is faster than expected will reduce or increase, respectively, the yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect on yield to maturity. These securities may not have any security interest in the underlying assets, and recoveries on the repossessed collateral may not, in some cases, be available to support payments on these securities.


BANK OBLIGATIONS
Bank obligations are bank issued securities. These instruments include:

a.   Time Deposits,            e.   Deposit Notes,                       h.    Variable Rate Notes,
b.   Certificates of Deposit,  f.   Eurodollar Time deposits,            i.    Loan Participations,
c.   Bankers' Acceptances,     g.   Eurodollar Certificates of Deposit,  j.    Variable Amount Master Demand Notes,
d.   Bank Notes,                                                         k.    Yankee CDs, and
                                                                         l.    Custodial Receipts

     RISKS: Investing in bank obligations exposes the Portfolio to risks associated with the banking industry such as interest rate and credit risks.

BRADY BONDS
Brady Bonds are debt securities, issued or guaranteed by foreign governments in exchange for existing external commercial bank indebtedness. To date, over $109 billion (face amount) of Brady Bonds have been issued by the governments of seventeen countries, the largest proportion having been issued by Argentina, Brazil, Mexico and Venezuela. Brady Bonds are either collateralized or uncollateralized, issued in various currencies (primarily the U.S. dollar), and are actively traded in the over-the-counter secondary market.


The Portfolio may invest in either collateralized or uncollateralized Brady Bonds. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Interest payments on such bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at the time and is adjusted at regular intervals thereafter.


         RISKS: Brady Bonds are generally issued by countries with developing capital markets or unstable governments and as such, are considered to be among the more risky international investments.


CONVERTIBLE SECURITIES
Convertible bonds or shares of convertible preferred stock are securities that may be converted into, or exchanged for, underlying shares of common stock, either at a stated price or stated rate. Convertible securities have general characteristics similar to both fixed income and equity securities.

         RISKS: Typically, convertible securities are callable by the company, which may, in effect, force conversion before the holder would otherwise choose. If the issuer chooses to convert the security, this action could have an adverse effect on the Portfolio's ability to achieve its objectives.

CORPORATE DEBT INSTRUMENTS
Corporate bonds are debt instruments issued by private corporations. As creditors, bondholders have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. The Portfolio purchases corporate bonds subject to quality restraints. Commercial paper, notes and other obligations of U.S. and foreign corporate issuers must meet the Portfolio's credit quality standards (including medium-term and variable rate notes). The Portfolio may retain a downgraded corporate debt security if the Investment Adviser determines retention of such security to be in the Portfolio's best interests.

          RISKS: Investing in corporate debt securities subjects the Portfolio to interest rate changes and credit risks.


DOLLAR ROLL TRANSACTIONS
Dollar roll transactions consist of the sale of mortgage-backed securities, with a commitment to purchase similar, but not identical securities at a future date, and at the same price. The Portfolio will maintain a segregated custodial account for dollar roll transactions. The segregated accounts may contain cash, U.S. Government Securities or other liquid, unencumbered securities having an aggregate value at least equal to the amount of such commitments to repurchase the securities under the dollar roll transaction (including accrued interest).

         RISKS: Should the broker-dealer to whom the Portfolio sells an underlying security of a dollar roll transaction become insolvent, the Portfolio's right to purchase or repurchase the security may be restricted, or the price of the security may change adversely over the term of the dollar roll transaction.

DURATION MANAGEMENT
Duration measures a bond's price volatility, incorporating the following factors:

a.  the bond's yield,
b.  coupon interest payments,
c.  final maturity,
d.  call features, and
e.  prepayment assumptions.

Duration measures the expected life of a debt security on a present value basis. It incorporates the length of the time intervals between the present time and the time that the interest and principal payments are scheduled (or in the case of a callable bond, expected to be received) and weighs them by the present values of the cash to be received at each future point in time. For any debt security with interest payments occurring prior to the payment of principal, duration is always less than maturity. In general, for the same maturity, the lower the stated or coupon rate of interest of a debt security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a debt security, the shorter the duration of the security.

Futures, options and options on futures have durations closely related to the duration of the securities that are underlying them. Holding long futures or call options will lengthen the Portfolio's duration by approximately the same amount that holding an equivalent amount of the underlying securities would. Short futures or put option positions have durations roughly equal to the negative duration of the securities that underlie those positions and have the effect of reducing duration by approximately the same amount that selling an equivalent amount of the underlying securities would. The market price of a bond with a duration of two years would be expected to decline 2% if interest rates rose 1%. If a bond has an effective duration of three years, a 1% increase in general interest rates would be expected to cause the bond's value to decline by about 3%.

         RISKS: Changes in weighted average duration of the Portfolio's holdings are not likely to be so large as to cause them to fall outside the ranges specified above. There is no assurance that deliberate changes in the Portfolio's weighted average duration will enhance its return relative to more static duration policies or Portfolio structures. In addition, it may detract from its relative return.

FOREIGN INSTRUMENTS
a.  FOREIGN SECURITIES
Foreign securities are securities denominated in currencies other than the U.S. dollar and may be denominated in any single currency or multi-currency units. The Investment Adviser will adjust exposure of the Portfolio to different currencies based on its perception of the most favorable markets and issuers. It is further anticipated that such securities will be issued primarily by governmental and private entities located in such countries and by supranational entities. The Portfolio will only invest in countries considered to have stable governments, based on the Investment Adviser's analysis of social, political, and economic factors.

b. FOREIGN GOVERNMENT, INTERNATIONAL AND SUPRANATIONAL AGENCY SECURITIES These securities include debt obligations issued or guaranteed by a foreign government or its subdivisions, agencies and instrumentalities, international agencies and supranational entities.

         RISKS: Generally, foreign financial markets have substantially less volume than the U.S. market. Securities of many foreign companies are less liquid, and their prices are more volatile than securities of comparable domestic companies. The Portfolio may invest portions of its assets in securities denominated in foreign currencies. These investments carry risks of fluctuations of exchange rates relative to the U.S. dollar. Securities issued by foreign entities (governments, corporations etc.) may involve risks not associated with U.S. investments, including expropriation of assets, taxation, political or social instability and low financial reporting standards--all of which may cause declines in investment returns.


HEDGING
Hedging techniques are used to offset certain investment risks. Such risks include: changes in interest rates, changes in foreign currency exchange rates and changes in securities and commodity prices. Hedging techniques are commonly used to minimize a given instrument's risks of future gain or loss. Hedging techniques include:

a.   engaging in swaps;                                  d.  purchasing and selling futures contracts; and
b.   purchasing and selling caps, floors and collars;    e.  purchasing and selling options.
c.   purchasing or selling forward exchange contracts;

All hedging instruments described below constitute commitments by the Portfolio and therefore require the Portfolio to segregate cash (in any applicable currency), U.S. Government securities or other liquid and unencumbered securities (in any applicable currency) equal to the amount of the Portfolio's obligations in a separate custody account.

When the Portfolio purchases a futures or forward currency contract for non-hedging purposes, the sum of the segregated assets plus the amount of initial and variation margin held in the broker's account, if applicable, must equal the market value of the futures or forward currency contract.

When the Portfolio sells a futures or forward currency contract for non-hedging purposes, the Portfolio will have the contractual right to acquire:

     1.   the securities,
     2.   the foreign currency subject to the futures, or
     3.   the forward currency contract.

The Portfolio will segregate assets, in an amount at least equal to the market value of the securities or foreign currency underlying the futures or forward currency contract.

Should the market value of the contract move adversely to the Portfolio, or if the value of the securities in the segregated account declines, the Portfolio will be required to deposit additional cash or securities in the segregated account at a time when it may be disadvantageous to do so.

The Portfolio will not enter into any swaps, caps or floors unless the unsecured commercial paper, senior debt or claims paying ability of the counterparty is rated either A or A-1 or better by S&P or A or P-1 or better by Moody's. If unrated, it must be determined to be of comparable quality by the Investment Adviser.

a.   SWAPS
Swaps are commonly used for hedging purposes. Hedging involving mortgage and interest rate swaps may enhance total return. Interest rate swaps involve the Portfolio's exchange with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Mortgage swaps are similar to interest rate swaps, both represent commitments to pay and receive funds. Currency swaps involve the exchange of their respective rights to make or receive payments in specified currencies.

b.   CAPS, FLOORS AND COLLARS
The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar incorporates a cap and a floor in one transaction as described above.

c.   FORWARD FOREIGN EXCHANGE CONTRACTS

A forward foreign exchange contract is the purchase or sale of a foreign currency, on a specified date, at an exchange rate established before the currency's payment and delivery to hedge the currency exchange risk associated with its assets or obligations denominated in foreign currencies. Synthetic hedging is a technique utilizing forward foreign exchange contracts that is frequently employed by many of the Portfolio. It entails entering into a forward contract to sell a currency the changes in value of which are generally considered to be linked to a currency or currencies in which some or all of the Portfolio's securities are or are expected to be denominated, and buying U.S. dollars. There is a risk that the perceived linkage between various currencies may not be present during the particular time that the Portfolio is engaging in synthetic hedging. The Portfolio may also cross-hedge currencies by entering into forward contracts to sell one or more currencies that are expected to decline in value relative to other currencies to which the Portfolio has or expects to have exposure.

d.   FUTURES CONTRACTS
A futures contract is an agreement to buy or sell a specific amount of a financial instrument at a particular price on a specified date. The futures contract obligates the buyer to purchase the underlying commodity and the seller to sell it. Losses from investing in futures transactions that are unhedged or uncovered are potentially unlimited. Substantially all futures contracts are closed out before settlement date or called for cash settlement. A futures contract is closed out by buying or selling an identical offsetting futures contract that cancels the original contract to make or take delivery. At times, the ordinary spreads between values in the cash and futures markets, due to differences in the character of these markets, are subject to distortions. The possibility of such distortions means that a correct forecast of general market, foreign exchange rate or interest rate trends may not produce the Portfolio's intended results. Investors should note that the Enhanced Equity Market Portfolio may, unlike the other Fund Portfolio, invest more than 5% of its total net assets in futures contracts and will utilize futures contracts for purposes other than bona fide hedging.

e.   OPTIONS CONTRACTS
An option is a contractual right, but not an obligation, to buy (call) or sell
(put) property that is guaranteed in exchange for an agreed upon sum. If the right is not exercised within a specified period of time, the option expires and the option buyer forfeits the amount paid. An option may be a contract that bases its value on the performance of an underlying bond. When the Portfolio writes a call option, it gives up the potential for gain on the underlying securities or currency in excess of the exercise price of the option during the period that the option is open. A put option gives the purchaser, in return for a premium, the right, for a specified period or time, to sell the securities or currency subject to the option to the writer of the put at the specified exercise price. The writer of the put option, in return for the premium, has the obligation, upon exercise of the option, to acquire the securities or currency underlying the option at the exercise price. The Portfolio might, therefore, be obligated to purchase the underlying securities or currency for more than their current market price.

         RISKS: Hedging involves risks of imperfect correlation in price movements of the hedge and movements in the price of the hedged security. If interest or currency exchange rates do not move in the direction of the hedge, the Portfolio will be in a worse position than if hedging had not been employed. As a result, it will lose all or part of the benefit of the favorable rate movement due to the cost of the hedge or offsetting positions. Hedging transactions not entered into on a U.S. or foreign exchange may subject the Portfolio to exposure to the credit risk of its counterparty. Futures and Options transactions entail special risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related Portfolio position could create the possibility that losses will be greater than gains in the value of the Portfolio's position. Other risks include the risk that the Portfolio could not close out a futures or options position when it would be most advantageous to do so.

ILLIQUID SECURITIES
Illiquid securities cannot be sold or disposed of in the ordinary course of business within seven days for approximately the value at which the Portfolio has valued the securities. These include:

1.   securities with legal or contractual restrictions on resale,
2. time deposits, repurchase agreements and dollar roll transactions having maturities longer than seven days, and
3.   securities not having readily available market quotations.

Although the Portfolio is allowed to invest up to 15% of the value of their net assets in illiquid assets, it is not expected that any Portfolio will invest a significant portion of its assets in illiquid securities. The Investment Adviser monitors the liquidity of such restricted securities under the supervision of the Board of Directors.

The Portfolio may purchase securities not registered under the Securities Act of 1933 as amended (the "1933 Act"), but which can be sold to qualified institutional buyers in accordance with Rule 144A under that Act. The Portfolio may also invest in commercial paper issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the 1933 Act (Section 4(2) paper). Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. If a particular investment in Rule 144A securities, Section 4(2) paper or private placement securities is not determined to be liquid, that investment will be included within the 15% limitation on investment in illiquid securities. The Investment Adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Directors.

          RISKS: Investing in illiquid securities presents the potential risks of tying up the Portfolio's assets at a time when liquidating assets may be necessary to meet debts and obligations.

INDEXED NOTES, CURRENCY EXCHANGE-RELATED SECURITIES AND SIMILAR SECURITIES These securities are notes, the principal amount of which and/or the rate of interest payable is determined by reference to an index. This index may be determined by the rate of exchange between the specified currency for the note and one or more other currencies or composite currencies.

          RISKS: Foreign currency markets can be highly volatile and are subject to sharp price fluctuations. A high degree of leverage is typical for foreign currency instruments in which the Portfolio may invest.

INFLATION-INDEXED SECURITIES
Inflation-indexed securities are linked to the inflation rate from worldwide bond markets such as the U.S. Treasury Department's "inflation-protection" issues. The initial issues are ten year notes, which are issued quarterly. Other maturities will be sold at a later date. The principal is adjusted for inflation (payable at maturity) and the semi-annual interest payments equal a fixed percentage of the inflation adjusted principal amount. The inflation adjustments are based upon the Consumer Price Index for Urban Consumers. These securities may be eligible for coupon stripping under the U.S. Treasury program. In addition to the U.S. Treasury's issues, inflation-indexed securities include inflation-indexed securities from other countries such as Australia, Canada, New Zealand, Sweden and the United Kingdom.

          RISKS: If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. The current market value of the bonds is not guaranteed, and will fluctuate. The Portfolio many also invest in other inflation related bonds that may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

          The U.S. Treasury has only recently begun issuing inflation-indexed bonds. As such, there is no trading history of these securities, and there can be no assurance that a liquid market in these instruments will develop, although one is expected to continue to evolve. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that the Portfolio may be forced to liquidate positions when it would not be advantageous to do so. Finally, there can be no assurance that the Consumer Price Index for Urban Consumers will accurately measure the real rate of inflation in the price of goods and services.

INVESTMENT COMPANIES
An investment company is an investment vehicle, which, for a management fee, invests the pooled funds of investors in securities appropriate for its investment objectives. Two basic types of investment companies exist:

1. Open end funds: these funds have a floating number of outstanding shares and will sell or redeem shares at their current net asset value,
2. Closed end funds: these funds have a fixed number of outstanding shares that are traded on an exchange.


The Portfolio will not invest in any Funds classified as "load funds."



The acquiring company may not purchase or otherwise acquire securities in the acquired company (if no-load) if, immediately after the acquisition, the acquiring company and any company controlled by it would own in the aggregate more than 3% of the total outstanding voting stock of the acquired company or would not otherwise comply with any requirements under the Investment Company Act of 1940.


The Portfolio may invest in another Portfolio within the FFTW Funds, Inc. family. This is commonly referred to as cross-portfolio investing. Should such cross-portfolio investing occur, investors will not be double-charged advisory fees. The Portfolio in which it is directly invested will only charge investors an advisory fee.

          RISKS: Generally, risks posed by a particular fund will mirror those posed by the underlying securities. A money market fund has the highest safety of principal, whereas bond funds are vulnerable to interest rate movements.

MORTGAGE-BACKED SECURITIES
Mortgage-backed securities are securities representing ownership interests in, or debt obligations secured entirely or primarily by, "pools" of residential or commercial mortgage loans or other mortgage-backed securities. Mortgage-backed securities may take a variety of forms, the most common being:


1.   Mortgage-pass through securities issued by
     a.  the Government National Mortgage Association (Ginnie Mae),
     b.  the Federal National Mortgage Association (Fannie Mae),
     c.  the Federal Home Loan Mortgage Corporation (Freddie Mac),
     d. commercial banks, savings and loan associations, mortgage banks or by issuers that are affiliates of or sponsored by such entities,
2. Collateralized mortgage obligations (CMOs) which are debt obligations collateralized by such assets, and
3.   Commercial mortgage-backed securities.


The Investment Adviser expects that new types of mortgage-backed securities may be created offering asset pass-through and asset-collateralized investments in addition to those described above by governmental, government-related and private entities. As new types of mortgage-related securities are developed and offered to investors, the Investment Adviser will consider whether it would be appropriate for such Portfolio to make investments in them.

CMOs are derivatives collateralized by mortgage pass-through securities. Cash flows from mortgage pass-through securities are allocated to various tranches in a predetermined, specified order. Each tranche has a stated maturity - the latest date by which the tranche can be completely repaid, assuming no prepayments - and has an average life - the average of the time to receipt of a principal payment weighted by the size of the principal payment. The average life is typically used as a proxy for maturity because the debt is amortized, rather than being paid off entirely at maturity.

          RISKS: The Portfolio may invest in mortgage-backed and other asset-backed securities carrying the risk of a faster or slower than expected prepayment of principal which may affect the duration and return of the security. Portfolio returns will be influenced by changes in interest rates. Changes in market yields affect the Portfolio's asset value since Portfolio debt will generally increase in value when interest rates fall and decrease when interest rates rise. Compared to debt that cannot be prepaid, mortgage-backed investments are likely to increase in value during periods of declining interest rates and have a higher risk of decline in value during periods of rising interest rates. Thus, interest rates have an inverse relationship with corresponding market values. Prices of shorter-term securities generally fluctuate less in response to interest rate changes than do longer-term securities.


MULTI-NATIONAL CURRENCY UNIT SECURITIES OR MORE THAN ONE CURRENCY DENOMINATION Multi-national currency unit securities are tied to currencies of more than one nation. This includes the European Currency Unit--a "basket" consisting of specified currencies of the member states of the European Community (a Western European economic cooperative organization). These securities include securities denominated in the currency of one nation, although it is issued by a governmental entity, corporation or financial institution of another nation.

          RISKS: Investments involving multi-national currency units are subject to changes in currency exchange rates which may cause the value of such invested securities to decrease relative to the U.S. dollar.

MUNICIPAL INSTRUMENTS
Municipal instruments are debt obligations issued by a state or local government entity. The instruments may support general governmental needs or special governmental projects. It is not anticipated that such instruments will ever represent a significant portion of any Portfolio's assets.

          RISKS: Investments in municipal instruments are subject to the municipality's ability to make timely payment. Municipal instruments may also be subject to bankruptcy protection should the municipality file for such protection.

REPURCHASE AND REVERSE REPURCHASE AGREEMENTS
Under a repurchase agreement, a bank or securities firm (a dealer in U.S. Government Securities reporting to the Federal Reserve Bank of New York) or Investors Bank & Trust Co. agrees to sell U.S. Government Securities to the Portfolio and repurchase such securities from the Portfolio at a later date for an agreed upon price. Under a reverse repurchase agreement, a primary or reporting dealer in U.S. Government Securities purchases U.S. Government Securities from the Portfolio and the Portfolio agrees to repurchase the securities for an agreed price at a later date.

The Fund will maintain a segregated custodial account for the Portfolio's reverse repurchase agreements. Until repayment is made, the segregated accounts may contain cash, U.S. Government Securities or other liquid, unencumbered securities having an aggregate value at least equal to the amount of such commitments to repurchase (including accrued interest). Repurchase and reverse repurchase agreements will generally be restricted to those maturing within seven days.

          RISKS: If the other party to a repurchase and/or reverse repurchase agreement becomes subject to a bankruptcy or other insolvency proceeding, or fails to satisfy its obligations thereunder, delays may result in recovering cash or the securities sold, or losses may occur as to all or part of the income, proceeds or rights in the security.

STRIPPED INSTRUMENTS
Stripped instruments are bonds, reduced to its two components: its rights to receive periodic interest payments (IOs) and rights to receive principal repayments (POs). Each component is then sold separately. Such instruments include:
a.  Municipal Bond Strips
b.  Treasury Strips

c.  Stripped Mortgage-Backed Securities

          RISKS: POs do not pay interest, its return is solely based on payment of principal at maturity. Both POs and IOs tend to be subject to greater interim market value fluctuations in response to changes in interest rates. Stripped Mortgage-Backed Securities IOs run the risk of unanticipated prepayment which will decrease the instrument's overall return.


TBA (TO BE ANNOUNCED) TRANSACTIONS
In a TBA transaction, the type of mortgage-backed securities to be delivered is specified at the time of trade, but the actual pool numbers of the securities to be delivered are not known at the time of the trade. For example, in a TBA transaction, an investor could purchase $1 million 30 year mortgage-backed securities issued by the Federal National Mortgage Association and receive up to three pools on the settlement date. The pool numbers to be delivered at settlement will be announced shortly before settlement takes place. Agency pass-through mortgage-backed securities are usually issued on a TBA basis. The Portfolio will maintain a segregated custodial account containing cash, U.S. Government securities or other liquid and unencumbered securities having a value at least equal to the aggregate amount of the Portfolio's TBA transactions.


          RISKS: The value of the security on the date of delivery may be less than its purchase price, presenting a possible loss of asset value.

TOTAL RETURN SWAPS
A total return swap is an exchange of one security for another. Unlike a hedge swap, a total return swap is solely entered into as a derivative investment to enhance total return.

          RISKS: A total return swap may result in the Portfolio obtaining an instrument, which for some reason, does not perform as well as the original swap instrument.

U.S. GOVERNMENT AND AGENCY SECURITIES AND GOVERNMENT-SPONSORED ENTERPRISES/FEDERAL AGENCIES
U.S. Government and agency securities are issued by or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities and supported by the full faith and credit of the United States. The Portfolio also may invest in other securities which may be issued by a U.S. Government-sponsored enterprise or federal agency, and supported either by its ability to borrow from the U.S. Treasury or by its own credit standing. Such securities do not constitute direct obligations of the United States but are issued, in general, under the authority of an Act of Congress. The universe of eligible securities in these categories include those sponsored by:
     a.   U.S. Treasury Department,
     b.   Farmer's Home Administration,
     c.   Federal Home Loan Mortgage Corporation,
     d.   Federal National Mortgage Association,
     e.   Student Loan Marketing Association, and
     f.   Government National Mortgage Association.

          RISKS: Investing in securities backed by the full faith and credit of the U.S. Government are guaranteed only as to interest rate and face value at maturity, not its current market price.

WARRANTS
A warrant is a corporate-issued option that entitles the holder to buy a proportionate amount of common stock at a specified price. Warrants are freely transferable and can be traded on the major exchanges

          RISKS: Warrants retain their value only so long as the stock retains its value. Typically, when the value of the stock drops, the value of the warrant drops.

WHEN ISSUED AND FORWARD COMMITMENT SECURITIES
The purchase of a when issued or forward commitment security will be recorded on the date the Portfolio enters into the commitment. The value of the security will be reflected in the calculation of the Portfolio's net asset value. The value of the security on delivery date may be more or less than its purchase price. Generally, no interest accrues to the Portfolio until settlement. The Portfolio will maintain a segregated custodial account containing cash, U.S. Government securities or other liquid and unencumbered securities having a value at least equal to the aggregate amount of the Portfolio's when issued and forward commitments transactions.

          RISKS: The value of the security on the date of delivery may be less than its purchase price, presenting a possible loss of asset value.

ZERO COUPON SECURITIES
Zero coupon securities are sold at a deep discount from their face value. Such securities make no periodic interest payments, however, the buyer receives a rate of return by the gradual appreciation of the security, until it is redeemed at face value on a specified maturity date.


RISKS: Zero coupon securities do not pay interest until maturity and tend to be subject to greater interim market value fluctuations in response to interest rate changes rather than interest paying securities of similar maturities. Credit risk is generally greater for these investments that are required to pay interest only at maturity rather than at intervals during the life of the investment.

                               PORTFOLIO TURNOVER

Portfolio turnover rates are believed to be higher than the turnover experienced by most fixed income funds, due to the Investment Adviser's active management of duration. This could, in turn, lead to higher turnover costs. High Portfolio turnover may involve greater brokerage commissions and transactions costs which will be paid by the Portfolio. In addition, high turnover rates may result in increased short-term capital gains.

                        SUPPLEMENTAL INVESTMENT POLICIES

The Portfolio may invest more than 5% of its net assets in futures margins and/or premiums on options only if those net assets are being used for bona fide hedging purposes.

                           FINANCIAL HIGHLIGHTS TABLE

The Financial Highlights Table is intended to help you understand the Portfolio's financial performance for the past five years. Certain information reflects financial results for a single Portfolio share. The "Total Return on Investment" in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio, assuming reinvestment of all dividends and distributions.

This information for the year ended December 31, 1999 has been audited by KPMG LLP. You will find the auditor's report and the FFTW Funds, Inc., financial statements in the annual report, which is available upon request. Financial Highlights for the years prior to 1999 were audited by other auditors.

FFTW FUNDS, INC.

                                                      LIMITED DURATION PORTFOLIO

                                         FOR THE YEAR ENDED,
                           ------------------------------------------------
FOR A SHARE OUTSTANDING    DEC. 31,  DEC. 31,  DEC. 31,  DEC. 31,  DEC. 31,
THROUGHOUT THE PERIOD:       1999      1998      1997      1996      1995
---------------------------------------------------------------------------

PER SHARE DATA
-------------------------
Net asset value,
  beginning of period      $   9.93  $   9.93  $   9.93  $  10.00  $   9.55

INCREASE (DECREASE) FROM
INVESTMENT OPERATIONS
-------------------------
Investment income, net         0.55 *     0.55     0.62      0.55      0.60
Net realized and
  unrealized gain (loss)
  on investments
  financial futures and
  options contracts, and
  foreign
  currency-related
  transactions                (0.27)     0.11      0.08     (0.04)     0.45
                           --------  --------  --------  --------  --------
Total from investment
  operations                   0.28      0.66      0.70      0.51      1.05
                           --------  --------  --------  --------  --------

LESS DISTRIBUTIONS
-------------------------
From investment income,
  net                          0.55      0.55      0.62      0.55      0.60
In excess of investment
  income, net                     -      0.00 **      -      0.00 **      -
From net realized and
  unrealized gain on
  investments financial
  futures and options
  contracts and foreign
  currency-related
  transactions                    -      0.11      0.08      0.03         -
                           --------  --------  --------  --------  --------
Total distributions            0.55      0.66      0.70      0.58      0.60
                           --------  --------  --------  --------  --------
Net asset value, end of
  period                   $   9.66  $   9.93  $   9.93  $   9.93  $  10.00
                           ========  ========  ========  ========  ========
TOTAL RETURN                  2.88%     6.79%     7.21%     5.29%    11.26%
-------------------------

RATIOS/SUPPLEMENTAL DATA
-------------------------
Net assets, end of period
  (000's)                  $100,105  $ 89,521  $ 40,029  $ 42,100  $  5,080
Ratio of operating
  expenses to average net
  assets, exclusive of
  interest expense (a)        0.30%     0.30%     0.30%     0.31%     0.50%
Ratio of operating
  expenses to average net
  assets, inclusive of
  interest expense (a)        0.30%     0.30%     0.60%     0.49%     1.41%
Ratio of investment
  income, net to average
  net assets (a)              5.60%     5.48%     6.10%     5.79%     6.09%
Decrease in above expense
  ratios due to waiver of
  investment advisory
  fees and reimbursement
  of other expenses           0.24%     0.22%     0.31%     0.15%     0.53%
Portfolio Turnover             823%    1,059%    1,292%    1,387%    1,075%

--------------------------------------------------------------------------------

(a)  Net of waivers and reimbursements.
*    Calculation done based on average shares outstanding.
**   Rounds to less than $0.01.

                              SHAREHOLDER INQUIRIES


  This Prospectus contains a concise statement of information investors should know before they invest in the Portfolio. Please retain this Prospectus for future reference. Additional information about the Portfolio's investments is available in such Portfolio's annual and semi-annual reports to shareholders, as well as the Statement of Additional Information (SAI) dated May 1, 2000. The SAI provides more detailed information about the Portfolio, including its operations and investment policies. A current SAI is on file with the Securities and Exchange Commission and is incorporated by reference and is legally considered a part of this Prospectus. In the Portfolio's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

  The Portfolio's SAI, annual and semi-annual reports are available, without charge, upon request by contacting Investors Capital, 600 Fifth Avenue, New York, NY 10020, (800) 762-4848.

  Information about the Portfolio (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Portfolio are available on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington D.C. 20549-0102 or by electronic request at the following e-mail address: publicinfo@sec.gov.



  DISTRIBUTED BY:
  FIRST FUND DISTRIBUTORS, INC.


  Fund's  Investment  Company Act filing number: 811-5796

                                FFTW FUNDS, INC.






================================================================================
                                   PROSPECTUS
                           WORLDWIDE-HEDGED PORTFOLIO
================================================================================




                                DATED MAY 1, 2000
























THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED THE PORTFOLIO'S SHARES AS AN INVESTMENT OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                                    CONTENTS

                                                                             PAGE
  Risk/Return Summary                                                           3
  Principal Investment Risks                                                    4
  Risk Return Bar Chart and Table                                               5
  Fee Table                                                                     6
  Expense Table Example                                                         6
  Fund Management                                                               6
  Shareholder Information                                                       7
  Investment Information                                                       11
  Portfolio Turnover                                                           19
  Supplemental Investment Policies                                             20
  Financial Highlights Table                                                   21
  Shareholder Inquiries                                                        22

                               RISK/RETURN SUMMARY

The following is a summary of certain key information about the Worldwide-Hedged Portfolio (the "Portfolio"), including its investment objective, principal investment strategies and principal investment risks. A more detailed description of the permitted investment strategies, investments and their associated risks will follow.

==============================================================================================================================

                                              WORLDWIDE-HEDGED PORTFOLIO

------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OBJECTIVE:             To  attain a high  level of total  return as may be  consistent  with the  preservation  of capital.

------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES:  The Portfolio invests primarily in high quality (rating of AA by S&P, Aa by Moody's or a comparable rating, or higher from a nationally recognized statistical rating organization)
                                  debt securities from worldwide bond markets, denominated in both U.S. dollars and foreign currencies and actively utilizes currency hedging techniques. The performance objective of the Portfolio is to outperform the Lehman Brothers Global Aggregate Index (Hedged).
------------------------------------------------------------------------------------------------------------------------------
        MINIMUM QUALITY RATING:                          S&P            Moody's                           AVERAGE
                                  S&P:     MOODY'S:     (SHORT TERM):    (SHORT TERM):     THOMPSON:     PORTFOLIO QUALITY:
                                  BBB-       Baa3            A-2              P-2              B              AA (AA)

------------------------------------------------------------------------------------------------------------------------------
        DURATION:                 The Portfolio's  average U.S.  dollar-weighted  duration generally will not differ from the average  duration of the Lehman  Brothers  Global  Aggregate  Hedged Index by more than one year. As of December 31, 1999, the duration of the Lehman Brothers  Global  Aggregate Index
                                  (Hedged) was __________.

------------------------------------------------------------------------------------------------------------------------------
        INVESTMENT POLICIES:      At least  65% of the  Portfolio's  total  assets  must be  invested  in high  quality  debt securities  from  worldwide  bond  markets,  denominated  in both U.S.  dollars and foreign currencies.  The Portfolio will maintain  investments in debt securities of issuers from at least three different  countries  including the U.S. At least 35% of the Portfolio's  total assets  will be  invested  in debt  securities  from  jurisdictions  outside  the U.S. As a fundamental  policy,  to the extent feasible,  the Portfolio will actively utilize currency hedging  techniques  to hedge at least 65% of its total  assets.  For  temporary  defensive purposes,  100%  of the  Portfolio's  total  assets  may be  invested  in  U.S.  Government securities,  cash or cash equivalent  securities.  These  defensive  strategies may prevent the Portfolio from achieving its investment  objective.  The Portfolio is "non-diversified"
                                  under the 1940 Act.

------------------------------------------------------------------------------------------------------------------------------
        PRINCIPAL                 - Asset-Backed Securities
        INVESTMENTS: (See         - Foreign Instruments
        Permitted Investment      - U.S. Government and Agency Securities
        Strategies,
        Investments and
        Associated Risks for
        a more detailed
        description)
==============================================================================================================================

                           PRINCIPAL INVESTMENT RISKS

"Risk" is the chance that you may lose money on an investment or that you will not earn as much as you expect. The greater the risk, the greater the possibility of losing money.

The Portfolio is affected by changes in the economy, or in securities and other markets.

The possibility also exists that investment decisions of portfolio managers will not accomplish what they are designed to achieve. No assurance can be given that the Portfolio's investment objective will be achieved.

The Portfolio may invest in U.S. Government and agency securities, some of which are backed by the full faith and credit of the United States and others which are subject to varying degrees of risk.

Investments in the Portfolio are subject to certain of the following risks:

CORRELATION         Derivatives are financial instruments whose value depends
RISK:               upon, or is derived from, the value of something else, such as one or more underlying securities, indexes or currencies.
                    The prices of a particular derivative instrument may not
                    move in the same way as the underlying security or, in the case of a hedging transaction, of the securities which are the subject of a hedge.

CREDIT              The Portfolio may be exposed to the risk that a security's
RISK:               issuer or a counterparty to a contract will default or not be able to honor a financial obligation.

CURRENCY            Fluctuations in exchange rates between the U.S. dollar and
RISK:               foreign currencies may negatively affect an investment. When synthetic and cross-hedges are used, the net exposure of the
                    Portfolio to any one currency may be different from that of its total assets denominated in such currency.

FOREIGN             Investing in foreign securities will expose the Portfolio
RISK:               to risks such as political and economic instability,
                    currency devaluation and high inflation rates, which may
                    result in Portfolio losses and volatility.

FUTURES             The use of futures exposes the Portfolio to the risk that
RISK:               the Investment Adviser will not be able to anticipate
                    correctly movements in the direction of interest rates,
                    securities prices, and currency markets and the imperfect
                    correlation between the price of futures contracts and
                    movements in the prices of the securities.

HEDGING             Hedging exposes the Portfolio to the risk that the hedge
RISK:               will lose value while the hedged investment increases in
                    value.

INTEREST RATE       Investing in fixed-rate debt securities will expose the
RISK:               Portfolio to the risk that the value of the Portfolio's
                    investments will decline if interest rates rise.

LEVERAGE            The use of derivatives exposes the Portfolio to the risk of
RISK:               leverage which may result in greater fluctuations in the
                    Portfolio's net asset value than would have occurred had the
                    Portfolio invested in the underlying security.

LIQUIDITY           Certain securities may be difficult or impossible to sell at
RISK:               favorable prices within the desired time frame.

MARKET              The market value of a security may increase or decrease over
RISK:               time. Such fluctuations can cause a security to be worth
                    less than the price originally paid for it or less than it was worth at an earlier time. Market risk may affect a
                    single issuer, entire industry or the market as a whole.

NON-                A non-diversified Portfolio may invest more of its assets in
DIVERSIFICATION     the securities of fewer companies than a diversified
RISK:               Portfolio. This vulnerability to factors affecting a single investment can result in greater Portfolio losses and
                    volatility.

PREPAYMENT          A portfolio that invests in mortgage-backed and other asset
RISK:               backed securities is exposed to the risk that such
                    securities may repay the principal either faster or slower than expected.

                         RISK/RETURN BAR CHART AND TABLE

The following chart and table give some indication of past performance of the Portfolio. The chart and table illustrate the changes in the Portfolio's yearly performance and show how the Portfolio's average annual total returns for 1 year, 5 years and since inception compare with a selected index. Past performance is not necessarily an indication of how the Portfolio will perform in the future.

[CHART]

                           WORLDWIDE-HEDGED PORTFOLIO
                              ANNUAL TOTAL RETURN

1993          1994        1995           1996          1997         1998       1999
12.89%        7.84%       11.00%         10.03%        12.60%       11.53%     -0.19%



During the seven-year period shown in the Worldwide-Hedged Portfolio's bar chart, the highest quarterly return was 10.46% (quarter ending 9/30/94) and the lowest quarterly return was -3.98% (quarter ending 3/31/94).




-----------------------------------------------------------------------------------------------------------------------
                  AVERAGE ANNUAL TOTAL RETURNS                      PAST 1 YEAR      PAST 5 YEARS      SINCE INCEPTION
           (FOR THE PERIODS ENDING DECEMBER 31, 1999)                                                     (5/19/92)
-----------------------------------------------------------------------------------------------------------------------
Worldwide-Hedged Portfolio                                            (0.19%)           8.88%              9.32%
-----------------------------------------------------------------------------------------------------------------------
JP Morgan Global Government Bond Index (Hedged)*                       0.73%            9.77%              8.05%
-----------------------------------------------------------------------------------------------------------------------
Lehman Brothers Global Aggregate Index (Hedged)                        0.79%             N/A                N/A
-----------------------------------------------------------------------------------------------------------------------

* Effective December 29, 1999, the Worldwide-Hedged Portfolio changed its performance benchmark index to Lehman Brothers Global Aggregate Index because the new index better reflects the relative weighting of U.S. and Japanese securities, and government and non-government securities, in the Portfolio.

     The Lehman Brothers Global Aggregate Index commenced January 31, 1999.

                                    FEE TABLE

This Table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

    --------------------------------------------------------------------------------------------------
    SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)       None
    --------------------------------------------------------------------------------------------------
    ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)1
    --------------------------------------------------------------------------------------------------
    Management Fees                                                                  0.40%
    --------------------------------------------------------------------------------------------------
    Distribution Fees (12b-1)                                                        None
    --------------------------------------------------------------------------------------------------
    Other Expenses                                                                   0.19%
    --------------------------------------------------------------------------------------------------
    Total Annual Fund Operating Expenses                                             0.59%
    --------------------------------------------------------------------------------------------------

1. The Investment Adviser and Investors Capital (the "Administrator") have voluntarily agreed to cap the Portfolio's Net Operating Expenses at 0.45% (on an annualized basis) of the Portfolio's average daily net assets. All operating expenses exceeding caps will be paid by the Investment Adviser or Administrator, as applicable. The Investment Adviser and the Administrator will not attempt to recover prior period waivers should expenses fall below the cap. For the fiscal year ended 12/31/99, the Investment Adviser and Administrator waived fees in the amount of 0.14%. Under an Administration Agreement effective May 29, 1998 between the Portfolio and the Administrator, the Administrator provides administrative services to the Portfolio, for an incentive fee in the event the Portfolio operates below its expense ratio. This fee is capped at 0.02% of the Portfolio's average daily net assets.

                              EXPENSE TABLE EXAMPLE

The table is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or loser, based on these assumptions your costs would be:

-----------------------------------------------------------------------------------------
1 YEAR                  3 YEARS               5 YEARS              10 YEARS
-----------------------------------------------------------------------------------------
$60                     $189                  $330                 $739
-----------------------------------------------------------------------------------------

                                FUND MANAGEMENT

                               BOARD OF DIRECTORS


The Board of Directors of FFTW Funds, Inc. (the "Fund"), is responsible for the overall management and supervision of the Portfolio which is a series of the Fund. The Fund's Directors are Stephen P. Casper, John C Head III, Lawrence B. Krause, Andrea Redmond, Saul H. Hymans and Onder John Olcay. Additional information about the Directors and the Fund's executive officers may be found in the Statement of Additional Information under the heading "Management of the Fund."

                               INVESTMENT ADVISER

Subject to the direction and authority of the Board of Directors, Fischer Francis Trees & Watts, Inc. ("FFTW" or the "Investment Adviser") serves as Investment Adviser to the Portfolio. The Investment Adviser continuously conducts investment research and is responsible for the purchase, sale or exchange of the Portfolio's assets. Organized in 1972, the Investment Adviser is registered with the Securities and Exchange Commission and is a New York corporation currently managing over $30 billion in assets for numerous fixed-income portfolios. The Investment Adviser currently advises over 100 major institutional clients including banks, central banks, pension funds and other institutional clients. The average size of a client relationship with the Investment Adviser is in excess of $200 million. The Investment Adviser also serves as the sub-adviser to three portfolios of two other open-end management investment companies. The Investment Adviser's offices are located at 200 Park Avenue, New

York, New York 10166. The Investment Adviser is directly wholly owned by Charter Atlantic Corporation, a New York corporation. The Portfolio paid the
Investment Adviser for its services in the twelve months ended December 31, 1999, at a rate of 0.26% of the Portfolio's average daily net assets.

                             INVESTMENT SUB-ADVISER

Fischer Francis Trees & Watts, a corporate partnership organized under the laws of the United Kingdom and an affiliate of the Investment Adviser, is the foreign Sub-Adviser to the Portfolio. Organized in 1989, the Sub-Adviser is a U.S.-registered investment adviser and currently manages approximately $7.5 billion in multi-currency fixed-income portfolios for institutional clients. The Investment Adviser pays the Sub-Adviser monthly from its advisory fee. The Sub-Adviser's annual fee is equal to the advisory fee for the Portfolio. The Sub-Adviser's offices are located at 3 Royal Court, The Royal Exchange, London, EC 3V 3RA. The Investment Sub-Adviser is directly or indirectly wholly owned by Charter Atlantic Corporation, a New York corporation.

                               PORTFOLIO MANAGERS

FFTW uses a team approach for making the strategic and sector allocations within each of its model portfolios. For each Portfolio, a specific portfolio manager is responsible for portfolio implementation and compliance with Portfolio-specific and FFTW-wide investment strategy. The portfolio manager determines the broad risk parameters under which a Portfolio operates, but relies on specialist investment teams for the generation of ideas and specific investments in a Portfolio. The following groups and teams assist in the selection of specific investments, subject to each Portfolio's investment policies and restrictions: the Duration, Country and Foreign Exchange Strategy Group, consisting of the Foreign Exchange, U.S. Bloc, Europe and Japan teams, and the Sector Allocation Strategy Group, consisting of the Global Credit, Mortgages and Emerging Markets teams.

STEWART M. RUSSELL, MANAGING DIRECTOR. Mr. Russell is responsible for management of the Portfolio and other portfolios of FFTW Funds, Inc. Mr. Russell joined FFTW in 1992 from the short-term proprietary trading desk in the global markets area of J.P. Morgan, where he was responsible for proprietary positioning of U.S. and non-U.S. government obligations, corporate bonds, and asset-backed securities. Prior to that, Mr. Russell managed J.P. Morgan's short-term interest rate risk group, coordinating a $10 billion book of assets and liabilities. Mr. Russell holds a B.A. in government from Cornell University and an M.B.A. in finance from New York University.

LIAQUAT AHAMED, MANAGING DIRECTOR. Mr. Ahamed joined FFTW in 1988 after nine years with the World Bank, where he was in charge of all investments in non-U.S. dollar government bond markets. Mr. Ahamed also served as an economist with senior government officials in the Philippines, Korea, and Bangladesh. He has a B.A. in economics from Trinity College, Cambridge University and an A.M. in economics from Harvard University.

ADNAN AKANT, MANAGING DIRECTOR. Mr. Akant joined FFTW in 1984, after six years with the World Bank, where he served as a project financial analyst in Europe and the Middle East, and joined the treasurer's staff as an investment officer. At the World Bank, Mr. Akant served as a member of the investment department where he was responsible for investment and trading of each of the major sectors of the bank's actively managed liquidity portfolio. He was also a member of the investment strategy committee and shared responsibility for formulating and implementing the bank's trading and investment strategy. Mr. Akant was later promoted to senior investment officer, and was the division's deputy in charge of the U.S. dollar portfolio. Mr. Akant holds a Ph.D. in systems science, an MS in finance and international management, an Engineer's degree, an MS in electrical engineering and a BS in electrical engineering, all from the Massachusetts Institute of Technology. Mr. Akant also taught graduate and undergraduate level courses as a teaching assistant. Mr. Akant is a member of the New York Academy of Sciences, IEEE, and of the Sigma XI, Tau Beta Pi, and Eta Kappa Nu honor societies.

SIMON G. HARD, GENERAL MANAGER. Mr. Hard joined FFTW in 1989 from Mercury Asset Management, the investment affiliate of S.G. Warburg & Co., Ltd. His responsibilities there included the formulation of global bond and currency investment policies, and the management of interest rate and currency exposures of the firm's specialist non-dollar portfolios. Mr. Hard was previously first vice president and London branch manager of Julius Baer Investment Management, Inc. Mr. Hard has an M.A. in modern history from Lincoln College, Oxford University and a M.Phil in the history and philosophy of science from Wolfson College, Cambridge University.

                             SHAREHOLDER INFORMATION


                                    PURCHASES

Portfolio shares may be purchased directly from the Portfolio, or obtained by employing the services of an outside broker or agent. Such broker or agent may charge a fee for its services. The minimum initial investment in the Portfolio, if shares are purchased directly from the Fund, is $100,000; such minimum may be waived at the discretion of FFTW or First Fund Distributors, Inc. ("First Fund" or the Distributor). Subsequent investments or redemptions may be of any amount. Initial investments, if obtained through a broker or agent may be for amounts lower than $100,000. There are no loads or 12b-1 distribution fees imposed by the Portfolio. Shares purchased will begin accruing dividends on the day Federal funds are received.

Purchases of shares may be made on any "Business Day," meaning any Monday through Friday, that the New York Stock Exchange is open. At the present time, the New York Stock Exchange is closed on New Year's Day, Dr. Martin Luther King's Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas.


WIRING INSTRUCTIONS

To:                 Investors Bank & Trust Company, Boston, Massachusetts
ABA Number:         011001438
Account Name:       First Fund Distributors, Inc. - Fund Purchase Account
Account Number:     933333333
Reference:          Worldwide-Hedged Portfolio


                                        TO PURCHASE SHARES

-------------------------------------------------------------------------------------------------------------------
WHEN NET ASSET     WHEN & HOW SHARES               PROCEDURE FOR SAME DAY          RESULT OF LATE NOTIFICATION OR
VALUE (NAV) IS     MAY BE PURCHASED                PURCHASES                       DELAY IN RECEIPT OF FUNDS
DETERMINED
-------------------------------------------------------------------------------------------------------------------
All Business       -    Any Business Day           -    Purchasers must call       -    The Portfolio must
Days                                                    Investors Capital at            receive notice before 4
                   -    Submitted orders must           (800)762-4848, or (212)         p.m. (wire may be
                        include a completed             335-5211 if within the          received after 4 p.m. ET)
                        account application.            City of New York, or            for shares to be bought
                                                        Investors Bank at (617)         at that day's price.
                   -    Federal fund must be            330-6000 prior to 4:00
                        wired to First Fund's           p.m. ET to inform the      -    Shares will be bought at
                        "Fund Purchase Account"         Portfolio of the incoming       the next business day's
                        at Investors Bank &             wire transfer.                  price if wire is received
                        Trust Company                                                   after 4:00 p.m. ET and no
                        ("Investors Bank").        -    Purchasers must indicate        notice is given.
                                                        which Portfolio is to be
                                                        purchased.

                                                   -    If Federal funds are
                                                        received by the Portfolio
                                                        that day, the order will
                                                        be effective that day.
                                                        Price of shares is based
                                                        on the next calculation
                                                        of NAV after the order is
                                                        placed.
-------------------------------------------------------------------------------------------------------------------


                                   REDEMPTIONS

All Portfolio shares (fractional and full) will be redeemed upon shareholder request. The redemption price will be the next net asset value per share, determined after the Transfer Agent receives proper notice of redemption (see table below). Shares redeemed receive dividends declared up to, and including the day preceding the day of the redemption payment.

Shares may be redeemed by employing the services of an outside broker or agent or may be redeemed directly from the Portfolio. Such broker or agent may charge a fee for its services. There are no loads or 12b-1 distribution fees imposed by the Portfolio. No charge is imposed by the Portfolio to redeem shares; however, a shareholder's bank may impose its own wire transfer fee for receipt of the wire. The Portfolio may execute redemptions in any amount requested by the shareholder up to the amount the shareholder has invested in the Portfolio.

A shareholder may change its authorized agent or the account designated to receive redemption proceeds at any time by writing to the Transfer Agent with an appropriate signature guarantee. Further documentation may be required when deemed appropriate by the Transfer Agent.

A telephone redemption option is made available to shareholders on the Portfolio's Account Application. The Portfolio or the Transfer Agent may employ procedures designed to confirm that instructions communicated by telephone are genuine. If the Portfolio does not employ such procedures, it may be liable for losses due to unauthorized or fraudulent instructions. The Portfolio or the Transfer Agent may require personal identification codes and will only wire funds through pre-existing bank account instructions. No bank instruction changes will be accepted via telephone.

In an attempt to reduce expenses, the Portfolio may redeem shares of any shareholder whose Portfolio account has a net asset value lower than $100,000. A shareholder's account may be involuntarily redeemed should the account value fall below minimum investment requirements. An involuntary redemption will not occur when drops in investment value are the sole result of adverse market conditions. The Portfolio will give 60 days prior written notice to shareholders whose shares are being redeemed to allow them to purchase sufficient additional shares of the Portfolio to avoid such redemption. The Portfolio also may redeem shares in a shareholder's account as reimbursement for loss due to the failure of a check or wire to clear in payment of shares purchased.


                                          TO REDEEM SHARES

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1.   SHAREHOLDERS MUST PROVIDE THE FOLLOWING INFORMATION:

a.   The dollar or share amount to be redeemed;
b. The account to which the redemption proceeds should be wired (this account will have been previously designated by the shareholder on its Account
     Application Form);
c.   The name of the shareholder; and
d.   The shareholder's account number

2.   SHAREHOLDERS SHOULD CALL THE TRANSFER AGENT AT (800) 247-0473 OR INVESTORS
     CAPITAL SERVICES AT (800) 762-4848 TO REQUEST A REDEMPTION.

3.   IN THE CASE OF FOREIGN EXCHANGES, THE PORTFOLIO'S NAV MAY CHANGE WHEN
     SHAREHOLDERS CANNOT BUY OR SELL SHARES.
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WHEN REDEMPTION EFFECTIVE                                 RESULT OF LATE NOTIFICATION OF REDEMPTION
---------------------------------------------------------------------------------------------------------

If notice is received by the Transfer Agent               If notice is received by the Transfer Agent
by 4:00 p.m. ET on any Business Day, the                  on a non-business day or after 4:00 p.m. ET,
redemption will be effective and payment will             the redemption notice will be deemed received
be made within seven calendar days, but                   as of the next Business Day.
generally two business days following receipt
of such notice. Price of shares is based on
the next calculation of the NAV after the
order is placed.

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                           PRICING OF PORTFOLIO SHARES

Your price for Portfolio shares is the Portfolio's net asset value per share. Portfolio net asset value is calculated by: (1) adding the market value of all the Portfolio's assets, (2) subtracting all of the Portfolio's liabilities, and then (3) dividing by the number of shares outstanding and adjusting to the nearest cent. The net asset value of the Portfolio is calculated by the Portfolio's Accounting Agent as of 4:00 p.m. ET on each Business Day.

The Portfolio's investments are valued based on market value or, if no market value is available, based on fair value as determined by the Board of Directors (or under their direction). All assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values. Some specific pricing strategies follow:

1. All short-term dollar-denominated investments that mature in 60 days or less are valued on the basis of amortized cost which the Board of Directors has determined represents fair value;

2. Securities mainly traded on a U.S. exchange are valued at the last sale price on that exchange or, if no sales occurred during the day, at the current quoted bid price; and

3. Securities mainly traded on a non-U.S. exchange are generally valued according to the last available closing values on that exchange. Because foreign markets may be open at different times than the New York Stock Exchange, the value of the Portfolio's shares may change on days when shareholders may not be able to buy or sell them. However, if an event that may change the value of a security occurs after the time the value was determined, the Board of Directors or its delegate might adjust the fair market value.

                                    DIVIDENDS

If desired, shareholders must request to receive dividends in cash (payable on the first business day of the following month) on the Account Application Form. Absent such notice, all dividends will be automatically reinvested in additional shares on the last Business Day of each month at the share's net asset value. In the unlikely event that the Portfolio realizes net short-term or long-term capital gains (i.e., with respect to assets held more than one year), the Portfolio will distribute such gains by automatically reinvesting (unless a shareholder has elected to receive cash) them in additional Portfolio shares.

Net investment income (including accrued but unpaid interest, amortization of original issue and market discount or premium) of the Portfolio will be declared as a dividend payable daily to shareholders of record as of the close of each Business Day.

                                  VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Director elections and other shareholder voting matters. Matters to be acted upon affecting the Portfolio (such as approval of the investment advisory agreement with the Investment Adviser or the submission of changes of fundamental Portfolio investment policy) require the affirmative vote of the Portfolio shareholders. The election of the Fund's Board of Directors and the approval of the Fund's independent auditors are voted upon by shareholders on a Fund-wide basis. The Fund is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Fund's or the Portfolio's operation and for the election of Directors under certain circumstances. Directors may be removed by shareholders at a special meeting. The Directors shall call a special meeting of the Portfolio upon written request of shareholders owning at least 10% of the Portfolio's outstanding shares.

                               TAX CONSIDERATIONS

The following discussion is for general information only. An investor should consult with his or her own tax adviser as to the tax consequences of an investment in the Portfolio, including the status of distributions from the Portfolio under applicable state or local law.

FEDERAL INCOME TAXES
The Portfolio will distribute all of its taxable income by automatically reinvesting such income in additional Portfolio shares and distributing those shares to its shareholders, unless a shareholder elects on the Account Application Form to receive cash payments for such distributions. Shareholders receiving distributions from the Portfolio in the form of additional shares will be treated for federal income tax purposes as receiving a distribution in an amount equal to the fair market value of the additional shares on the date of such a distribution.

Dividends the Portfolio pays from its investment company taxable income (including interest and net short-term capital gains) will be taxable to U.S. shareholders as ordinary income, whether received in cash or in additional Fund shares. Designated distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) are generally taxable to shareholders at the applicable long-term capital gains rates, regardless of how long they have held their Portfolio shares. If a portion of the Portfolio's income consists of dividends paid by U.S. corporations, a portion of the dividends paid by the Portfolio may be eligible for the corporate dividends-received deduction.

A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Portfolio in October, November or December with a record date in any such month and paid by the Portfolio during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. The Portfolio will inform shareholders of the amount and tax status of all amounts treated as distributed to them not later than 60 days after the close of each calendar year.

If a shareholder holds shares through a tax-deferred account, such as a retirement plan, income and gains will not be taxable each year. Instead, the taxable portion of amounts held in a tax-deferred account generally will be subject to tax only when a distribution is made from that account.

A shareholder who sells or redeems Portfolio shares will generally realize a capital gain or loss, which will be long-term or short-term, generally depending upon the shareholder's holding of the shares. An exchange of shares may be treated as a sale.

As with all mutual funds, the Portfolio may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to shareholders who:

1. fail to provide the Portfolio with a correct taxpayer identification number, or
2.   fail to make required certifications, or
3.   have been notified by the IRS that they are subject to backup withholding.

Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amount withheld may be credited against U.S. federal income tax liability.

The foregoing discussion is only a brief summary of the important federal tax considerations generally affecting the Portfolio and its shareholders. As noted above, IRAs receive special tax treatment. No attempt is made to present a detailed explanation of the federal, state or local income tax treatment of the Portfolio or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors in the Portfolio should consult their tax advisers with specific reference to their own tax situation.

STATE AND LOCAL TAXES
The Portfolio may be subject to state, local or foreign taxation in any jurisdiction in which the Portfolio may be deemed to be doing business. Portfolio distributions may be subject to state and local taxes. Portfolio distributions derived from interest on obligations of the U.S. Government and certain of its agencies, authorities and instrumentalities may be exempt from state and local taxes in certain states. Shareholders should consult their own tax advisers regarding possible state and local income tax exclusions for dividend portions paid by the Portfolio, which are attributable to interest from obligations of the U.S. Government, its agencies, authorities and instrumentalities.

                           DISTRIBUTION OF FUND SHARES

Shares of the Portfolio are distributed by First Fund, pursuant to a Distribution Agreement dated as of January 1, 2000 by and among the Fund, Investors Bank & Trust Company and First Fund. No fees are payable by the Fund pursuant to the Distribution Agreement, and Investors Bank & Trust Company bears the expense of First Fund's distribution activities.

                             INVESTMENT INFORMATION

        PERMITTED INVESTMENT STRATEGIES, INVESTMENTS AND ASSOCIATED RISKS

Principal Investments
-    Asset-Backed Securities
-    Foreign Instruments
-    Hedging
-    U.S. Government and Agency Securities

Other Investments and Investment Strategies
-    Bank Obligations
-    Brady Bonds
-    Corporate Debt
-    Dollar Roll Transactions
-    Duration Management
-    Illiquid Securities
-    Indexed Notes, Currency Exchange-Related Securities and Similar Securities
-    Inflation-Indexed Securities
-    Investment Companies
-    Mortgage-Backed Securities
-    Multi-National Currency Unit Securities or More Than One Currency
     Denomination
-    Repurchase and Reverse Repurchase Agreements
-    Short Sales Transactions
-    Stripped Instruments
-    TBA Transactions
-    Total Return Swaps
-    When Issued and Forward Commitment Securities
-    Zero Coupon Securities


ASSET-BACKED SECURITIES
Asset-backed securities are secured by or backed by assets other than mortgage-related assets, such as automobile and credit card receivables. These securities are sponsored by such institutions as finance companies, finance subsidiaries of industrial companies and investment banks. Asset-backed securities have structural characteristics similar to mortgage-backed securities; however, the underlying assets are not first lien mortgage loans or interests, but include assets such as:

a.   motor vehicle installment sale contracts,
b.   other installment sale contracts,
c.   leases of various types of real and personal property, and
d.   receivables from revolving credit (credit card) agreements.

          RISKS: The principal amount of asset-backed securities is generally subject to partial or total prepayment risk. If an asset-backed security is purchased at a premium or discount to par, a prepayment rate that is faster than expected will reduce or increase, respectively, the yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect on yield to maturity. These securities may not have any security interest in the underlying assets, and recoveries on the repossessed collateral may not, in some cases, be available to support payments on these securities.

BANK OBLIGATIONS
Bank obligations are bank-issued securities. These instruments include, but are not limited to:

a.   Time Deposits,
b.   Certificates of Deposit,
c.   Bankers' Acceptances,
d.   Bank Notes,
e.   Deposit Notes,
f.   Eurodollar Time deposits,
g.   Eurodollar Certificates of
     Deposit,
h.   Variable Rate Notes,
i.   Loan Participations,
j.   Variable Amount Master Demand Notes,
k.   Yankee CDs, and
l.   Custodial Receipts

          RISKS: Investing in bank obligations exposes the Portfolio to risks associated with the banking industry such as interest rate and credit risks.

BRADY BONDS
Brady Bonds are debt securities, issued or guaranteed by foreign governments in exchange for existing external commercial bank indebtedness. To date, over $109 billion (face amount) of Brady Bonds have been issued by the governments of seventeen countries, the largest proportion having been issued by Argentina, Brazil, Mexico and Venezuela. Brady Bonds are either collateralized or uncollateralized, issued in various currencies (primarily the U.S. dollar), and are actively traded in the over-the-counter secondary market.

The Portfolio may invest in either collateralized or uncollateralized Brady Bonds. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Interest payments on such bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at the time and is adjusted at regular intervals thereafter.

         RISKS: Brady Bonds are generally issued by countries with developing capital markets or unstable governments and as such, are considered to be among the more risky international investments.

CORPORATE DEBT INSTRUMENTS
Corporate bonds are debt instruments issued by private corporations. As creditors, bondholders have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. The Portfolio purchases corporate bonds subject to quality restraints. Commercial paper, notes and other obligations of U.S. and foreign corporate issuers must meet the Portfolio's credit quality standards (including medium-term and variable rate notes). The Portfolio may retain a downgraded corporate debt security if the Investment Adviser determines retention of such security to be in the Portfolio's best interests.

          RISKS: Investing in corporate debt securities subjects the Portfolio to interest rate changes and credit risks.

DOLLAR ROLL TRANSACTIONS
Dollar roll transactions consist of the sale of mortgage-backed securities, with a commitment to purchase similar, but not identical securities at a future date, and at the same price. The Portfolio will maintain a segregated custodial account for dollar roll transactions. The segregated accounts may contain cash, U.S. Government Securities or other liquid, unencumbered securities having an aggregate value at least equal to the amount of such commitments to repurchase the securities under the dollar roll transaction (including accrued interest).

         RISKS: Should the broker-dealer to whom the Portfolio sells an underlying security of a dollar roll transaction become insolvent, the Portfolio's right to purchase or repurchase the security may be restricted, or the price of the security may change adversely over the term of the dollar roll transaction.

DURATION MANAGEMENT
Duration measures a bond's price volatility, incorporating the following factors:

a.   the bond's yield,
b.   coupon interest payments,
c.   final maturity,
d.   call features, and
e.   prepayment assumptions.

Duration measures the expected life of a debt security on a present value basis. It incorporates the length of the time intervals between the present time and the time that the interest and principal payments are scheduled (or in the case of a callable bond, expected to be received) and weighs them by the present values of the cash to be received at each future point in time. For any debt security with interest payments occurring prior to the payment of principal, duration is always less than maturity. In general, for the same maturity, the lower the stated or coupon rate of interest of a debt security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a debt security, the shorter the duration of the security.

Futures, options and options on futures have durations closely related to the duration of the securities that are underlying them. Holding long futures or call options will lengthen the Portfolio's duration by approximately the same amount that holding an equivalent amount of the underlying securities would. Short futures or put option positions have durations roughly equal to the negative duration of the securities that underlie those positions and have the effect of reducing duration by approximately the same amount that selling an equivalent amount of the underlying securities would. The market price of a bond with a duration of two years would be expected to decline 2% if interest rates rose 1%. If a bond has an effective duration of three years, a 1% increase in general interest rates would be expected to cause the bond's value to decline by about 3%.

RISKS: Changes in weighted average duration of the Portfolio's holdings are not likely to be so large as to cause them to fall outside the ranges specified above. There is no assurance that deliberate changes in the Portfolio's weighted average duration will enhance its return relative to more static duration policies or Portfolio structures. In addition, it may detract from its relative return.

FOREIGN INSTRUMENTS

a.   FOREIGN SECURITIES
Foreign securities are securities denominated in currencies other than the U.S. dollar and may be denominated in any single currency or multi-currency units. The Investment Adviser and the Sub-Adviser will adjust exposure of the Portfolio to different currencies based on their perception of the most favorable markets and issuers. In allocating assets among multiple markets, the Investment Adviser and the Sub-Adviser will assess the relative yield and anticipated direction of interest rates in particular markets, general market and economic conditions and the relationship of currencies of various countries to each other. In their evaluations, the Investment Adviser and the Sub-Adviser will use internal financial, economic and credit analysis resources as well as information obtained from external sources.

The Portfolio will invest primarily in securities denominated in the currencies of the United States, Japan, Canada, Western European nations, New Zealand and Australia, as well as securities denominated in the Euro and the European Currency Unit. Further, it is anticipated that such securities will be issued primarily by governmental and private entities located in such countries and by supranational entities. The Portfolio will only invest in countries considered to have stable governments, based on the Investment Adviser's analysis of social, political and economic factors.

b. FOREIGN GOVERNMENT, INTERNATIONAL AND SUPRANATIONAL AGENCY SECURITIES These securities include debt obligations issued or guaranteed by a foreign government or its subdivisions, agencies and instrumentalities, international agencies and supranational entities.

         RISKS: Generally, foreign financial markets have substantially less volume than the U.S. market. Securities of many foreign companies are less liquid, and their prices are more volatile than securities of comparable domestic companies. The Portfolio may invest portions of its assets in securities denominated in foreign currencies. These investments carry risks of fluctuations of exchange rates relative to the U.S. dollar. Securities issued by foreign entities (governments, corporations, etc.) may involve risks not associated with U.S. investments, including expropriation of assets, taxation, political or social instability and low financial reporting standards--all of which may cause declines in investment returns.

c.   EMERGING MARKETS SECURITIES
Emerging markets securities are foreign securities issued from countries which are considered to be "emerging" or "developing" by the Morgan Stanley Capital Index (MSCI) or by the World Bank. Such emerging markets include all markets other than Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Japan, the Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

         RISKS: The risks of investing in foreign securities may be intensified when the issuers are domiciled or doing substantial business in emerging market countries or countries with developing capital markets. Security prices in emerging markets can be significantly more volatile than those in more developed nations of the world, reflecting the greater uncertainties of investing in less established markets and economies. Emerging market countries may have:

a.   Relatively unstable governments;
b.   present the risk of sudden adverse government action;
c.   nationalization of businesses;
d.   restrictions on foreign ownership;
e.   prohibitions of repatriation of assets; or
f. less protection of property rights than more developed countries

         The economies of countries with emerging markets may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. Transaction settlement procedures may be less reliable in emerging markets than in developed markets. Securities of issuers located in countries with emerging markets may have limited marketability and may be subject to more abrupt or erratic price movements.

HEDGING
Hedging techniques are used to offset certain investment risks. Such risks include: changes in interest rates, changes in foreign currency exchange rates and changes in securities and commodity prices. Hedging techniques are commonly used to minimize a given instrument's risks of future gain or loss. Hedging techniques include:

a.   engaging in swaps;
b.   purchasing and selling caps, floors and collars;
c.   purchasing or selling forward exchange contracts;
d.   purchasing and selling futures contracts; and
e.   purchasing and selling options.

All hedging instruments described below constitute commitments by the Portfolio and therefore require the Portfolio to segregate cash (in any applicable currency), U.S. Government securities or other liquid and unencumbered securities (in any applicable currency) equal to the amount of the Portfolio's obligations in a separate custody account.

When the Portfolio purchases a futures or forward currency contract for non-hedging purposes, the sum of the segregated assets plus the amount of initial and variation margin held in the broker's account, if applicable, must equal the market value of the futures or forward currency contract.

When the Portfolio sells a futures or forward currency contract for non-hedging purposes, the Portfolio will have the contractual right to acquire:

1.   the securities,
2.   the foreign currency subject to the futures,
3.   the forward currency contract, or
4. will segregate assets, in an amount at least equal to the market value of the securities or foreign currency underlying the futures or forward currency contract.

Should the market value of the contract move adversely to the Portfolio, or if the value of the securities in the segregated account declines, the Portfolio will be required to deposit additional cash or securities in the segregated account at a time when it may be disadvantageous to do so.

The Portfolio will not enter into any swaps, caps or floors unless the unsecured commercial paper, senior debt or claims paying ability of the counterparty is rated either A or A-1 or better by S&P or A or P-1 or better by Moody's. If unrated, it must be determined to be of comparable quality by the Investment Adviser.

a.   SWAPS
Swaps are commonly used for hedging purposes. Hedging involving mortgage and interest rate swaps may enhance total return. Interest rate swaps involve the Portfolio's exchange with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Mortgage swaps are similar to interest rate swaps. Both represent commitments to pay and receive funds. Currency swaps involve the exchange of their respective rights to make or receive payments in specified currencies.

b.   CAPS, FLOORS AND COLLARS
The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar incorporates a cap and a floor in one transaction as described above.

c.   FORWARD FOREIGN EXCHANGE CONTRACTS
A forward foreign exchange contract is the purchase or sale of a foreign currency, on a specified date, at an exchange rate established before the currency's payment and delivery to hedge the currency exchange risk associated with its assets or obligations denominated in foreign currencies. Synthetic hedging is a technique utilizing forward foreign exchange contracts that is frequently employed by the Portfolio. It entails entering into a forward contract to sell a currency the, changes in value of which are generally considered to be linked to a currency or currencies in which some or all of the Portfolio's securities are or are expected to be denominated, and buying U.S. dollars. There is a risk that the perceived linkage between various currencies may not be present during the particular time that the Portfolio is engaging in synthetic hedging. The Portfolio may also cross-hedge currencies by entering into forward contracts to sell one or more currencies that are expected to decline in value relative to other currencies to which the Portfolio has or expects to have exposure.


d.   FUTURES CONTRACTS
A futures contract is an agreement to buy or sell a specific amount of a financial instrument at a particular price on a specified date. The futures contract obligates the buyer to purchase the underlying commodity and the seller to sell it. Losses from investing in futures transactions that are unhedged or uncovered are potentially unlimited. Substantially all futures contracts are closed out before settlement date or called for cash settlement. A futures contract is closed out by buying or selling an identical offsetting futures contract that cancels the original contract to make or take delivery. At times, the ordinary spreads between values in the cash and futures markets, due to differences in the character of these markets, are subject to distortions. The possibility of such distortions means that a correct forecast of general market, foreign exchange rate or interest rate trends may not produce the Portfolio's intended results.

e.   OPTIONS CONTRACTS
An option is a contractual right, but not an obligation, to buy (call) or sell
(put) property that is guaranteed in exchange for an agreed upon sum. If the right is not exercised within a specified period of time, the option expires and the option buyer forfeits the amount paid. An option may be a contract that bases its value on the performance of an underlying bond. When the Portfolio writes a call option, it gives up the potential for gain on the underlying securities or currency in excess of the exercise price of the option during the period that the option is open. A put option gives the purchaser, in return for a premium, the right, for a specified period or time, to sell the securities or currency subject to the option to the writer of the put at the specified exercise price. The writer of the put option, in return for the premium, has the obligation, upon exercise of the option, to acquire the securities or currency underlying the option at the exercise price. The Portfolio might, therefore, be obligated to purchase the underlying securities or currency for more than their current market price.

RISKS: Hedging involves risks of imperfect correlation in price movements of the hedge and movements in the price of the hedged security. If interest or currency exchange rates do not move in the direction of the hedge, the Portfolio will be in a worse position than if hedging had not been employed. As a result, it will lose all or part of the benefit of the favorable rate movement due to the cost of the hedge or offsetting positions. Hedging transactions not entered into on an U.S. or foreign exchange may subject the Portfolio to exposure to the credit risk of its counterparty. Futures and Options transactions entail special risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related Portfolio position could create the possibility that losses will be greater than gains in the value of the Portfolio's position. Other risks include the risk that the Portfolio could not close out a futures or options position when it would be most advantageous to do so.

ILLIQUID SECURITIES
Illiquid securities cannot be sold or disposed of in the ordinary course of business within seven days for approximately the value at which the Portfolio has valued the securities. These include:

1.   securities with legal or contractual restrictions on resale,
2. time deposits, repurchase agreements and dollar roll transactions having maturities longer than seven days, and
3.   securities not having readily available market quotations.

Although the Portfolio is allowed to invest up to 15% of the value of its net assets in illiquid assets, it is not expected that the Portfolio will invest a significant portion of its assets in illiquid securities. The Investment Adviser monitors the liquidity of such restricted securities under the supervision of the Board of Directors.

The Portfolio may purchase securities not registered under the Securities Act of 1933 as amended, (the "1933 Act"), but which can be sold to qualified institutional buyers in accordance with Rule 144A under that Act. The Portfolio also may invest in commercial paper issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the 1933 Act (Section 4(2) paper). Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. If a particular investment in Rule 144A securities, Section 4(2) paper or private placement securities is not determined to be liquid, that investment will be included within the 15% limitation on investment in illiquid securities. The Investment Adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Directors.

         RISKS: Investing in illiquid securities presents the potential risks of tying up the Portfolio's assets at a time when liquidating assets may be necessary to meet debts and obligations.

INDEXED NOTES, CURRENCY EXCHANGE-RELATED SECURITIES AND SIMILAR SECURITIES These securities are notes; the principal amount of which and/or the rate of interest payable are determined by reference to an index. This index may be determined by the rate of exchange between the specified currency for the note and one or more other currencies or composite currencies.

          RISKS: Foreign currency markets can be highly volatile and are subject to sharp price fluctuations. A high degree of leverage is typical for foreign currency instruments in which the Portfolio may invest.

INFLATION-INDEXED SECURITIES
Inflation-indexed securities are linked to the inflation rate from worldwide bond markets such as the U.S. Treasury Department's "inflation-protection" issues. The initial issues are ten-year notes, which are issued quarterly. Other maturities will be sold at a later date. The principal is adjusted for inflation (payable at maturity) and the semi-annual interest payments equal a fixed percentage of the inflation adjusted principal amount. The inflation adjustments are based upon the Consumer Price Index for Urban Consumers. These securities may be eligible for coupon stripping under the U.S. Treasury program. In addition to the U.S. Treasury's issues, inflation-indexed securities include inflation-indexed securities from other countries such as Australia, Canada, New Zealand, Sweden and the United Kingdom.

         RISKS: If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Portfolio also may invest in other inflation related bonds that may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

         The U.S. Treasury has only recently begun issuing inflation-indexed bonds. As such, there is limited trading history for these securities, and there can be no assurance that a liquid market in these instruments will develop, although one is expected to continue to evolve. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that the Portfolio may be forced to liquidate positions when it would not be advantageous to do so. Finally, there can be no assurance that the Consumer Price Index for Urban Consumers will accurately measure the real rate of inflation in the price of goods and services.

INVESTMENT COMPANIES
An investment company is an investment vehicle, which, for a management fee, invests the pooled funds of investors in securities appropriate for its investment objectives. Two basic types of investment companies exist:

1. Open end funds: these funds have a floating number of outstanding shares and will sell or redeem shares at their current net asset value,
2. Closed end funds: these funds have a fixed number of outstanding shares that are traded on an exchange.

The Portfolio will not invest in any funds classified as "load funds."

The acquiring company may not purchase or otherwise acquire securities in the acquired company (if no-load) if, immediately after the acquisition the acquiring company and any company controlled by it would own, in the aggregate, more than 3% of the total outstanding voting stock of the acquired company or would not otherwise comply with any requirements under the Investment Company Act of 1940.

The Portfolio may invest in another Portfolio within the FFTW Funds, Inc. family. This is commonly referred to as cross-portfolio investing. Should such cross-portfolio investing occur, investors will not be double-charged advisory fees. The Portfolio in which it is directly invested will only charge investors an advisory fee.

         RISKS: Generally, risks posed by a particular fund will mirror those posed by the underlying securities. A money market fund has the highest safety of principal, whereas bond funds are vulnerable to interest rate movements.

MORTGAGE-BACKED SECURITIES
Mortgage-backed securities are securities representing ownership interests in, or debt obligations secured entirely or primarily by, "pools" of residential or commercial mortgage loans or other mortgage-backed securities. Mortgage-backed securities may take a variety of forms, the most common being:

1.   Mortgage-pass through securities issued by
     a.   the Government National Mortgage Association (Ginnie Mae),
     b.   the Federal National Mortgage Association (Fannie Mae),
     c.   the Federal Home Loan Mortgage Corporation (Freddie Mac),
     d. commercial banks, savings and loan associations, mortgage banks or by issuers that are affiliates of or sponsored by such entities,
2. Collateralized mortgage obligations (CMOs) which are debt obligations collateralized by such assets, and
3.   Commercial mortgage-backed securities.

The Investment Adviser expects that new types of mortgage-backed securities may be created offering asset pass-through and asset-collateralized investments in addition to those described above by governmental, government-related and private entities. As new types of mortgage-related securities are developed and offered to investors, the Investment Adviser will consider whether it would be appropriate for such Portfolio to make investments in them.

CMOs are derivatives collateralized by mortgage pass-through securities. Cash flows from mortgage pass-through securities are allocated to various tranches in a predetermined, specified order. Each tranche has a stated maturity - the latest date by which the tranche can be completely repaid, assuming no prepayments - and has an average life - the average of the time to receipt of a principal payment weighted by the size of the principal payment. The average life is typically used as a proxy for maturity because the debt is amortized, rather than being paid off entirely at maturity.

         RISKS: The Portfolio may invest in mortgage-backed and other asset-backed securities carrying the risk of a faster or slower than expected prepayment of principal which may affect the duration and return of the security. Portfolio returns will be influenced by changes in interest rates. Changes in market yields affect the Portfolio's asset value since Portfolio debt will generally increase in value when interest rates fall and decrease when interest rates rise. Compared to debt that cannot be prepaid, mortgage-backed investments are less likely to increase in value during periods of declining interest rates and have a higher risk of decline in value during periods of rising interest rates. Thus, interest rates have an inverse relationship with corresponding market values. Prices of shorter-term securities generally fluctuate less in response to interest rate changes than do longer-term securities.

MULTI-NATIONAL CURRENCY UNIT SECURITIES OR MORE THAN ONE CURRENCY DENOMINATION Multi-national currency unit securities are tied to currencies of more than one nation. This includes the European Currency Unit--a "basket" consisting of specified currencies of the member states of the European Community (a Western European economic cooperative organization). These securities include securities denominated in the currency of one nation, although it is issued by a governmental entity, corporation or financial institution of another nation.

         RISKS: Investments involving multi-national currency units are subject to changes in currency exchange rates which may cause the value of such invested securities to decrease relative to the U.S.
         dollar.

REPURCHASE AND REVERSE REPURCHASE AGREEMENTS
Under a repurchase agreement, a bank or securities firm (that is a dealer in U.S. Government Securities reporting to the Federal Reserve Bank of New York) or the Fund's Custodian agrees to sell U.S. Government Securities to the Portfolio and repurchase such securities from the Portfolio for an agreed price at a later date. Under a reverse repurchase agreement, a primary or reporting dealer in U.S. Government Securities purchases U.S. Government Securities from the Portfolio and the Portfolio agrees to repurchase the securities for an agreed price at a later date.

The Portfolio will maintain a segregated custodial account for its reverse repurchase agreements. Until repayment is made, the segregated accounts may contain cash, U.S. Government Securities or other liquid, unencumbered securities having an aggregate value at least equal to the amount of such commitments to repurchase (including accrued interest). Repurchase and reverse repurchase agreements will generally be restricted to those maturing within seven days.

         RISKS: If the other party to a repurchase and/or reverse repurchase agreement becomes subject to a bankruptcy or other insolvency proceeding, or fails to satisfy its obligations thereunder, delays may result in recovering cash or the securities sold, or losses may occur as to all or part of the income, proceeds or rights in the security.

SHORT SALES
Short sales are transactions in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. Short selling provides the Investment Adviser with flexibility to reduce certain risks of the Portfolio's holdings and increase the Portfolio's total return. To the extent that the Portfolio has sold securities short, it will maintain a daily segregated account, containing cash, U.S. Government securities or other liquid and unencumbered securities, at such a level that (a) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (b) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short.

         RISKS: A short sale is generally used to take advantage of an anticipated decline in price or to protect a profit. The Portfolio will incur loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which Portfolio replaces the borrowed security. The amount of any loss will be increased by the amount of any premium or amounts in lieu of interest the Portfolio may be required to pay in connection with a short sale. Without the purchase of an option, the potential loss from a short sale is unlimited.

STRIPPED INSTRUMENTS
Stripped instruments are bonds, reduced to its two components: its rights to receive periodic interest payments (IOs) and rights to receive principal repayments (POs). Each component is then sold separately.
Such instruments include:

a.   Municipal Bond Strips
b.   Treasury Strips
c.   Stripped Mortgage-Backed Securities

         RISKS: POs do not pay interest. Its return is solely based on payment of principal at maturity. Both POs and IOs tend to be subject to greater interim market value fluctuations in response to changes in interest rates. Stripped Mortgage-Backed Securities IOs run the risk of unanticipated prepayment, which will decrease the instrument's overall return.

TBA (TO BE ANNOUNCED) TRANSACTIONS
In a TBA transaction, the type of mortgage-backed securities to be delivered is specified at the time of trade, but the actual pool numbers of the securities to be delivered are not known at the time of the trade. For example, in a TBA transaction, an investor could purchase $1 million 30 year mortgage-backed securities issued by the Federal National Mortgage Association and receive up to three pools on the settlement date. The pool numbers to be delivered at settlement will be announced shortly before settlement takes place. Agency pass-through mortgage-backed securities are usually issued on a TBA basis. The Portfolio will maintain a segregated custodial account containing cash, U.S. Government securities or other liquid and unencumbered securities having a value at least equal to the aggregate amount of the Portfolio's TBA transactions.

          RISKS: The value of the security on the date of delivery may be less than its purchase price, presenting a possible loss of asset value.

TOTAL RETURN SWAPS
A total return swap is an exchange of one security for another. Unlike a hedge swap, a total return swap is solely entered into as a derivative investment to enhance total return.

         RISKS: A total return swap may result in the Portfolio obtaining an instrument, which for some reason, does not perform as well as the original swap instrument. Additionally, potential risks of default also exist on the part of the counterparty.


U.S. GOVERNMENT AND AGENCY SECURITIES AND GOVERNMENT-SPONSORED ENTERPRISES/FEDERAL AGENCIES
U.S. Government and agency securities are issued by or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities and supported by the full faith and credit of the United States. The Portfolio also may invest in other securities which may be issued by a U.S. Government-sponsored enterprise or federal agency, and supported either by its ability to borrow from the U.S. Treasury or by its own credit standing. Such securities do not constitute direct obligations of the United States but are issued, in general, under the authority of an Act of Congress. The universe of eligible securities in these categories include those sponsored by:

     a.   U.S. Treasury Department,
     b.   Farmer's Home Administration,
     c.   Federal Home Loan Mortgage Corporation,
     d.   Federal National Mortgage Association,
     e.   Student Loan Marketing Association, and
     f.   Government National Mortgage Association.

          RISKS: Investing in securities backed by the full faith and credit of the U.S. Government are guaranteed only as to interest rate and face value at maturity, not its current market price.

WHEN ISSUED AND FORWARD COMMITMENT SECURITIES
The purchase of a when issued or forward commitment security will be recorded on the date the Portfolio enters into the commitment. The value of the security will be reflected in the calculation of the Portfolio's net asset value. The value of the security on delivery date may be more or less than its purchase price. Generally, no interest accrues to the Portfolio until settlement. The Portfolio will maintain a segregated custodial account containing cash, U.S. Government securities or other liquid and unencumbered securities having a value at least equal to the aggregate amount of the Portfolio's when issued and forward commitments transactions.

          RISKS: The value of the security on the date of delivery may be less than its purchase price, presenting a possible loss of asset value.

ZERO COUPON SECURITIES
Zero coupon securities are sold at a deep discount from their face value. Such securities make no periodic interest payments; however, the buyer receives a rate of return by the gradual appreciation of the security, until it is redeemed at face value on a specified maturity date.

         RISKS: Zero coupon securities do not pay interest until maturity and tend to be subject to greater interim market value fluctuations in response to interest rate changes rather than interest paying securities of similar maturities. Credit risk is generally greater for these investments that are required to pay interest only at maturity rather than at intervals during the life of the investment.

                               PORTFOLIO TURNOVER

         Portfolio turnover rates are believed to be higher than the turnover experienced by most fixed income funds, due to the Investment Adviser's active management of duration. This could, in turn, lead to higher turnover costs. High portfolio turnover may involve greater brokerage commissions and transactions costs, which will be paid by the Portfolio. In addition, high turnover rates may result in increased short-term capital gains.

                        SUPPLEMENTAL INVESTMENT POLICIES

The Portfolio may invest more than 5% of its net assets in futures margins and/or premiums on options only if it is being used for bona fide hedging purposes.

The Portfolio may not enter into a repurchase or reverse repurchase agreement if, as a result thereof, more than 25% of the Portfolio's total assets would be subject to such agreements.

                           FINANCIAL HIGHLIGHTS TABLE

The Financial Highlights Table is intended to help you understand the Portfolio's financial performance for the past five years, or, if shorter, the period of the Portfolio's operations. Certain information reflects financial results for a single Portfolio share. The "Total Return on Investment" indicates how much an investment in each respective Portfolio would have earned or lost, assuming all dividends and distributions had been reinvested.

This information for the year ended December 31, 1999 has been audited by KPMG LLP. You will find the auditor's report and the FFTW Funds, Inc., financial statements in the annual report, which is available upon request. Financial Highlights for the years prior to 1999 were audited by other auditors.

FFTW FUNDS, INC.
                                                       WOLDWIDE-HEDGED PORTFOLIO

                                          FOR THE YEAR ENDED
                           ------------------------------------------------
FOR A SHARE OUTSTANDING    DEC. 31,  DEC. 31,  DEC. 31,  DEC. 31,  DEC. 31,
THROUGHOUT THE PERIOD:       1999      1998      1997      1996      1995
---------------------------------------------------------------------------

PER SHARE DATA
-------------------------
Net asset value,
  beginning of period      $  11.19  $  11.23  $ 10.91   $ 10.85   $ 10.41
                           --------  --------  -------   -------   -------

INCREASE (DECREASE) FROM
INVESTMENT OPERATIONS
-------------------------
Investment income, net         0.51 *     0.59    0.53      0.62      0.45
Net realized and
  unrealized gain (loss)
  on investments,
  financial futures
  contracts and foreign
  currency-related
  transactions                (0.53)     0.68     0.80      0.43      0.66
                           --------  --------  -------   -------   -------
Total from investment
  operations                  (0.02)     1.27     1.33      1.05      1.11
                           --------  --------  -------   -------   -------

LESS DISTRIBUTIONS
-------------------------
From investment income,
  net                          0.59      0.70     0.59      0.62      0.67
In excess of investment
  income, net                     -         -        -      0.37         -
From net realized gain on
  investments, financial
  futures contracts and
  foreign
  currency-related
  transactions                 0.00 **     0.61    0.42        -         -
                           --------  --------  -------   -------   -------
Total distributions            0.59      1.31     1.01      0.99      0.67
                           --------  --------  -------   -------   -------
Net asset value, end of
  period                   $  10.58  $  11.19  $ 11.23   $ 10.91   $ 10.85
                           ========  ========  =======   =======   =======
TOTAL RETURN                 (0.19%)   11.53%   12.60%    10.03%    11.00%
-------------------------

RATIOS/SUPPLEMENTAL DATA
-------------------------
Net assets, end of period
  (000's)                  $181,535  $174,805  $80,390   $30,024   $28,255
Ratio of operating
  expenses to average net
  assets, exclusive of
  interest expense (a)        0.45%     0.45%    0.45%     0.45%     0.45%
Ratio of operating
  expenses to average net
  assets, inclusive of
  interest expense (a)        0.45%     0.45%    0.45%     0.45%     0.45%
Ratio of investment
  income, net to average
  net assets (a)              4.70%     4.85%    5.29%     5.71%     5.84%
Decrease in above expense
  ratios due to waiver of
  investment advisory
  fees and reimbursement
  of other expenses           0.14%     0.13%    0.20%     0.24%     0.54%
Portfolio Turnover             404%      745%     704%    1,087%      500%

--------------------------------------------------------------------------------

(a)  Net of waivers and reimbursements.
*    Calculation done based on average shares outstanding.
**   Rounds to less than $0.01.

                              SHAREHOLDER INQUIRIES

This Prospectus contains a concise statement of information investors should know before they invest in the Portfolio. Please retain this Prospectus for future reference. Additional information about the Portfolio's investments is available in the Portfolio's annual and semi-annual reports to shareholders, as well as the Statement of Additional Information (SAI) dated May 1, 2000. The SAI provides more detailed information about the Portfolio, including its operations and investment policies. A current SAI is on file with the Securities and Exchange Commission and is incorporated by reference and is legally considered a part of this Prospectus. In the Portfolio's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

The Portfolio's SAI, annual and semi-annual reports are available, without charge, upon request by contacting Investors Capital, 600 Fifth Avenue, New York, NY 10020, (800) 762-4848.

Information about the Portfolio (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Portfolio are available on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington D.C.
20549-0102 or by electronic request at the following e-mail address: publicinfo@sec.gov.













DISTRIBUTED BY:
FIRST FUND DISTRIBUTORS, INC.


Fund's Investment Company Act filing number: 811-5796

                                FFTW FUNDS, INC.
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                   PROSPECTUS
                             INTERNATIONAL PORTFOLIO
--------------------------------------------------------------------------------


                                DATED MAY 1, 2000








THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED THE PORTFOLIO'S SHARES AS AN INVESTMENT OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                                    CONTENTS


Risk/Return Summary                                                            3
Principal Investment Risks                                                     4
Risk Return Bar Chart and Table                                                5
Fee Table                                                                      6
Expense Table Example                                                          6
Fund Management                                                                6
Shareholder Information                                                        8
Investment Information                                                        11
Portfolio Turnover                                                            19
Supplemental Investment Policies                                              19
Financial Highlights Table                                                    20
Shareholder Inquiries                                                         21

                               RISK/RETURN SUMMARY

The following is a summary of certain key information about the International Portfolio (the "Porfolio"), including its investment objective, principal investment strategies and principal investment risks. A more detailed description of the permitted investment strategies, permitted investments and their associated risks will follow.

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                  INTERNATIONAL PORTFOLIO

------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OBJECTIVE:      To attain a high level of total return as may be consistent with the preservation of capital.

------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT       The Portfolio invests primarily in high quality (rating of AA by  S&P, Aa by Moody's or a comparable
STRATEGIES:                rating, or higher from a nationally recognized statistical rating organization) debt securities from foreign bond markets and denominated in foreign currencies. The performance objective of the Portfolio is to outperform the JP Morgan Global Government Bond Index (Non-U.S. Unhedged).

------------------------------------------------------------------------------------------------------------------------------------
     MINIMUM QUALITY                                    S&P            Moody's                         AVERAGE
     RATING:               S&P:       MOODY'S:        (SHORT           (SHORT      THOMPSON:          PORTFOLIO
                           ----       --------        ------           ------      ---------          ---------
                                                      TERM):           TERM):                          QUALITY:
                                                      ------           ------                          --------
                           BBB-        Baa3             A-2             P-2            B               AA (Aa)

------------------------------------------------------------------------------------------------------------------------------------
     DURATION:             The  Portfolio's average U.S. dollar-weighted duration generally will not differ from the average duration of the JP Morgan Global Government Bond Index (Non-U.S. Unhedged) by more than one year. As of
                           December 31,1999, the duration of the JP Morgan Global Governmental Bond Index (non-U.S. Unhedged)
                           was 5.6 years.

------------------------------------------------------------------------------------------------------------------------------------
     INVESTMENT POLICIES:  At least 65% of the Portfolio's total assets must be invested in high quality debt securities from foreign bond markets, denominated in foreign currencies. The Portfolio will maintain investments in debt securities of issuers from at least three different countries. At least 65% of the Portfolio's total assets will be invested in debt securities from jurisdictions outside the U.S. For temporary defensive purposes, 100% of the Portfolio's total assets may be invested in U.S. Government securities, cash or cash equivalent securities. These defensive strategies may prevent the Portfolio from achieving its investment objective. The Portfolio is "non-diversified" under the 1940 Act.

------------------------------------------------------------------------------------------------------------------------------------
     PRINCIPAL             -    Asset-Backed Securities
     INVESTMENTS:          -    Foreign Instruments
     (See Permitted        -    Mortgage-Backed Securities
     Investment            -    Repurchase and Reverse Repurchase Agreements
     Strategies,           -    Stripped Instruments
     Investments and       -    Total Return Swaps
     Associated Risks for  -    U.S. Government and Agency Securities
     a more detailed
     description)

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                           PRINCIPAL INVESTMENT RISKS

"Risk" is the chance that you may lose money on an investment or that you will not earn as much as you expect. The greater the risk, the greater the possibility of losing money.

The Portfolio is affected by changes in the economy, or in securities and other markets.

The possibility also exists that investment decisions of portfolio managers will not accomplish what they are designed to achieve. No assurance can be given that the Portfolio's investment objective will be achieved.

The Portfolio may invest in U.S. Government and agency securities, some of which are backed by the full faith and credit of the United States and others which are subject to varying degrees of risk.

Investments in the Portfolio are subject to certain of the following risks:

CORRELATION          Derivatives are financial instruments whose value depends
RISK:                upon, or is derived from, the value of something else, such as one or more underlying securities, indexes or currencies. The prices of a particular derivative instrument may not move in the same way as the underlying security or, in the case of a hedging transaction, of the securities which are the subject of a hedge.

CREDIT RISK:         The Portfolio may be exposed to the risk that a security's issuer or a counterparty to a contract will default or not be able to honor a financial obligation.

CURRENCY             Fluctuations in exchange rates between the U.S. dollar and
RISK:                foreign currencies may negatively affect an investment.
                     When synthetic and cross-hedges are used, the net exposure of the Portfolio to any one currency may be different from that of its total assets denominated in such currency.

FOREIGN RISK:        Investing in foreign securities will expose the Portfolio
                     to risks, such as political and economic instability, currency devaluation and high inflation rates, which may result in Portfolio losses and volatility.

INTEREST             Investing in fixed-rate debt securities will expose the
RATE RISK:           Portfolio to the risk that the value of the  Portfolio's
                     investments will decline if interest rates rise.

LEVERAGE             The use of derivatives exposes the Portfolio to the risk of
RISK:                leverage which may result in greater fluctuations in the
                     Portfolio's net asset value than would have occurred had the Portfolio invested in the underlying security.

LIQUIDITY            Certain securities may be difficult or impossible to sell
RISK:                at favorable prices within the desired time frame.

MARKET               The market value of a security may increase or decrease
RISK:                over time. Such fluctuations can cause a security to be
                     worth less than the price originally paid for it or less than it was worth at an earlier time. Market risk may affect a single issuer, entire industry or the market as a whole.

NON-                 A non-diversified Portfolio may invest more of its assets
DIVERSIFICATION      in the securities of fewer companies than a diversified
RISK:                Portfolio. This vulnerability to factors affecting a single investment can result in greater Portfolio losses and volatility.

PREPAYMENT           A portfolio that invests in mortgage-backed and other asset
RISK:                backed securities is exposed to the risk that such
                     securities may repay the principal either faster or slower than expected.

                         RISK/RETURN BAR CHART AND TABLE

The following chart and table give some indication of past performance of the Portfolio. The chart and table illustrate the changes in the Portfolio's yearly performance and show how the Portfolio's average annual total returns for 1 year and since inception compare with a selected index. Past performance is not necessarily an indication of how the Portfolio will perform in the future.


                            INTERNATIONAL PORTFOLIO
                          AVERAGE ANNUAL TOTAL RETURN


[CHART]

1997             1998             1999
-0.43%           18.35%           -6.34%


During the three-year period shown in the International Portfolio's bar chart, the highest quarterly return was 10.42% (quarter ending 9/30/98) and the lowest quarterly return was -5.28% (quarter ending 3/31/99).


------------------------------------------------------------------------------------------------------------------------------------
  AVERAGE ANNUAL TOTAL RETURNS (FOR THE                       PAST 1          PAST 5         PAST 10              SINCE
   PERIODS ENDING DECEMBER 31, 1999)                            YEAR           YEARS          YEARS             INCEPTION
                                                                                                                 (5/9/96)
------------------------------------------------------------------------------------------------------------------------------------
International Portfolio                                      -6.34%           N/A               N/A                 4.58%
------------------------------------------------------------------------------------------------------------------------------------
  JP Morgan Global Government Bond Index                     -6.18%           N/A               N/A                 3.73%
(Non-U.S.
  Unhedged)
------------------------------------------------------------------------------------------------------------------------------------

                                    FEE TABLE

This Table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

---------------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                           None
---------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED
FROM FUND ASSETS)
---------------------------------------------------------------------------------------------
Management Fees                                                                      0.40%
---------------------------------------------------------------------------------------------
Distribution Fees (12b-1)                                                            None
---------------------------------------------------------------------------------------------
Other Expenses                                                                       0.20%
---------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                 0.60%
---------------------------------------------------------------------------------------------

* Under an Administration Agreement effective May 29, 1998, between the Fund and the Administrator, the Administrator provides administrative services to the Portfolio, for an incentive fee in the event the Portfolio operates below its expense ratio. This fee is capped at 0.02% of the Portfolio's average daily net assets.


                              EXPENSE TABLE EXAMPLE

The following table is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.


The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


               ---------------------------------------------------------------------------------------
                 1 YEAR                  3 YEARS               5 YEARS              10 YEARS
               ---------------------------------------------------------------------------------------
                 $61                     $192                  $335                 $750
               ---------------------------------------------------------------------------------------

                                 FUND MANAGEMENT

                               BOARD OF DIRECTORS

The Board of Directors of FFTW Funds, Inc. (the "Fund"), is responsible for the overall management and supervision of the Portfolio, which is a series of the Fund. The Fund's Directors are Stephen P. Casper, John C Head III, Lawrence B. Krause, Andrea Redmond, Saul H. Hymans and Onder John Olcay. Additional information about the Directors and the Fund's executive officers may be found in the Statement of Additional Information under the heading "Management of the Fund."

                               INVESTMENT ADVISER

Subject to the direction and authority of the Board of Directors, Fischer Francis Trees & Watts, Inc. ("FFTW" or the "Investment Adviser") serves as Investment Adviser to the Portfolio. The Investment Adviser continuously conducts investment research and is responsible for the purchase, sale or exchange of the Portfolio's assets. Organized in 1972, the Investment Adviser is registered with the Securities and Exchange Commission and is a New York corporation currently managing over $30 billion in assets for numerous fixed-income portfolios. The Investment Adviser currently advises over 100 major institutional clients including banks, central banks, pension funds and other institutional clients. The average size of a client relationship with the Investment Adviser is in excess of $200 million. The Investment Adviser also serves as the sub-adviser to three portfolios of two other open-end management investment companies. The Investment Adviser's offices are located at 200 Park Avenue, New York, New York 10166. The Investment Adviser is directly wholly-owned by Charter Atlantic Corporation, a New York corporation. The Portfolio paid the Investment Adviser for its services in the twelve months ended December 31, 1999, at a rate of 0.40% of the Portfolio's average daily net assets.


                             INVESTMENT SUB-ADVISER

Fischer Francis Trees & Watts, a corporate partnership organized under the laws of the United Kingdom and an affiliate of the Investment Adviser, serves as Sub-Adviser to the Portfolio. Organized in 1989, the Sub-Adviser is a U.S.-registered investment adviser and currently manages approximately $7.5 billion in multi-currency fixed-income portfolios for institutional clients. The Investment Adviser pays the Sub-Adviser monthly from its advisory fee. The Sub-Adviser's annual fee is equal to the advisory fee for the Portfolio. The Sub-Adviser's offices are located at 3 Royal Court, The Royal Exchange, London, EC 3V 3RA. The Sub-Adviser is directly and indirectly wholly-owned by Charter Atlantic Corporation, a New York corporation.

                               PORTFOLIO MANAGERS

FFTW uses a team approach for making the strategic and sector allocations within each of its model portfolios. For each Portfolio, a specific portfolio manager is responsible for portfolio implementation and compliance with Portfolio-specific and FFTW-wide investment strategy. The portfolio manager determines the broad risk parameters under which a Portfolio operates, but relies on specialist investment teams for the generation of ideas and specific investments in a Portfolio. The following groups and teams assist in the selection of specific investments, subject to the Portfolio's investment policies and restrictions: the Duration, Country and Foreign Exchange Strategy Group, consisting of the Foreign Exchange, U.S. Bloc, Europe and Japan teams, and the Sector Allocation Strategy Group, consisting of the Global Credit, Mortgages and Emerging Markets teams.


LIAQUAT AHAMED, MANAGING DIRECTOR. Mr. Ahamed joined FFTW in 1988 after nine years with the World Bank, where he was in charge of all investments in non-U.S. dollar government bond markets. Mr. Ahamed also served as an economist with senior government officials in the Philippines, Korea, and Bangladesh. He has a B.A. in economics from Trinity College, Cambridge University and an A.M. in economics from Harvard University.


ADNAN AKANT, MANAGING DIRECTOR. Mr. Akant joined FFTW in 1984, after six years with the World Bank, where he served as a project financial analyst in Europe and the Middle East, and joined the treasurer's staff as an investment officer. At World Bank, Mr. Akant served as a member of the investment department where he was responsible for investment and trading of each of the major sectors of the bank's actively managed liquidity portfolio. He was also a member of the investment strategy committee and shared responsibility for formulating and implementing the bank's trading and investment strategy. Mr. Akant was later promoted to senior investment officer, and was the division's deputy in charge of the U.S. dollar portfolio. Mr. Akant holds a Ph.D. in systems science, an MS in finance and international management, an Engineer's degree, an MS in electrical engineering and a BS in electrical engineering, all from the Massachusetts Institute of Technology. Mr. Akant also taught graduate and undergraduate level courses as a teaching assistant. Mr. Akant is a member of the New York Academy of Sciences, IEEE, and of the Sigma XI, Tau Beta Pi, and Eta Kappa Nu honor societies.

SIMON G. HARD, GENERAL MANAGER OF THE SUB-ADVISER. Mr. Hard joined FFTW in 1989 from Mercury Asset Management, the investment affiliate of S.G. Warburg & Co., Ltd. His responsibilities there included the formulation of global bond and currency investment policies, and the management of interest rate and currency exposures of the firm's specialist non-dollar portfolios. Mr. Hard was previously first vice president and London branch manager of Julius Baer Investment Management, Inc. Mr. Hard has an M.A. in modern history from Lincoln College, Oxford University and a M.Phil in the history and philosophy of science from Wolfson College, Cambridge University.

STEWART M. RUSSELL, MANAGING DIRECTOR. Mr. Russell is responsible for management of the Portfolio and other Portfolios of FFTW Funds, Inc. Mr. Russell joined FFTW in 1992 from the short-term proprietary trading desk in the global markets area of J.P. Morgan, where he was responsible for proprietary positioning of U.S. and non-U.S. government obligations, corporate bonds, and asset-backed securities. Prior to that, Mr. Russell managed J.P. Morgan's short-term interest rate risk group, coordinating a $10 billion book of assets and liabilities. Mr. Russell holds a B.A. in government from Cornell University and an M.B.A. in finance from New York University.

                             SHAREHOLDER INFORMATION

                                    PURCHASES

Portfolio shares may be purchased directly from the Portfolio, or obtained by employing the services of an outside broker or agent. Such broker or agent may charge a fee for its services. The minimum initial investment in the Portfolio, if shares are purchased directly from the Portfolio, is $100,000; such minimum may be waived at the discretion of FFTW or the distributor, First Fund Distributors, Inc. ("First Fund" or the "Distributor"). Subsequent investments or redemptions may be of any amount. Initial investments, if obtained through a broker or agent may be for amounts lower than $100,000. There are no loads or 12b-1 distribution fees imposed by the Portfolio. Shares purchased will begin accruing dividends on the day Federal funds are received.


Purchases of shares may be made on any "Business Day," meaning any Monday through Friday that the New York Stock Exchange is open. At the present time, the New York Stock Exchange is closed on: New Year's Day, Dr. Martin Luther King's Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas.

                               WIRING INSTRUCTIONS

To:            Investors Bank & Trust Company, Boston, Massachusetts
ABA Number:    011001438
Account Name: First Fund Distributors, Inc. - Fund Purchase Account Account Number:933333333
Reference:     International Portfolio


                                                TO PURCHASE SHARES
                                                ------------------


------------------------------------------------------------------------------------------------------------------------------------
WHEN NET ASSET         WHEN & HOW             PROCEDURE FOR SAME DAY              RESULT OF LATE NOTIFICATION OR DELAY IN
VALUE (NAV) IS         SHARES MAY BE          PURCHASES                                   RECEIPT OF FUNDS
DETERMINED             PURCHASED
------------------------------------------------------------------------------------------------------------------------------------
All Business Days      -  Any  Business       -  Purchasers must call             -  The Portfolio must receive notice
                          Day                    Investors Capital at (800)          before 4 p.m. (wire may be received
                                                 762-4848 or (212) 332-5211          after 4 p.m. ET) for shares to be
                       -  Submitted              if within the City of New           bought at that day's price.
                          orders must            York or Investors Bank at
                          include a              (617) 330-6000 prior to 4:00     -  Shares will be bought at the next
                          completed              p.m. ET to inform the               business day's price if wire is received
                          account                Portfolio of the incoming wire      after 4:00 p.m ET and no notice is
                          application.           transfer.                           given.

                       -  Federal funds       -  Purchasers must indicate
                          must be wired          which Portfolio is to be
                          to First Fund's        purchased.
                          "Fund Purchase
                          Account" at         -  If Federal funds are received
                          Investors Bank         by the Portfolio that day, the
                          & Trust                order will be effective that
                          Company                day. Price of shares is based
                          ("Investors            on the next calculation of
                           Bank").               NAV after the order is
                                                 placed.

------------------------------------------------------------------------------------------------------------------------------------

                                   REDEMPTIONS


All Portfolio shares (fractional and full) will be redeemed upon shareholder request. The redemption price will be the next net asset value per share, determined after the Transfer Agent receives proper notice of redemption (see table below). Shares redeemed receive dividends declared up to, and including the day preceding the day of the redemption payment.


Shares may be redeemed by employing the services of an outside broker or agent or may be redeemed directly from the Portfolio. Such broker or agent may charge a fee for its services. There are no loads or 12b-1 distribution fees imposed by the Portfolio. No charge is imposed by the Portfolio to redeem shares; however, a shareholder's bank may impose its own wire transfer fee for receipt of the wire. The Portfolio may execute redemptions in any amount requested by the shareholder up to the amount the shareholder has invested in the Portfolio.

A shareholder may change its authorized agent or the account designated to receive redemption proceeds at any time by writing to the Transfer Agent with an appropriate signature guarantee. Further documentation may be required when deemed appropriate by the Transfer Agent.

A telephone redemption option is made available to shareholders on the Portfolio's Account Application. The Portfolio or the Transfer Agent may employ procedures designed to confirm that instructions communicated by telephone are genuine. If the Portfolio does not employ such procedures, it may be liable for losses due to unauthorized or fraudulent instructions. The Portfolio or the Transfer Agent may require personal identification codes and will only wire funds through pre-existing bank account instructions. No bank instruction changes will be accepted via telephone.

In an attempt to reduce expenses, the Portfolio may redeem shares of any shareholder whose Portfolio account has a net asset value lower than $100,000. A shareholder's account may be involuntarily redeemed should the account value fall below minimum investment requirements. An involuntary redemption will not occur when drops in investment value are the sole result of adverse market conditions. The Portfolio will give 60 days prior written notice to shareholders whose shares are being redeemed to allow them to purchase sufficient additional shares of the Portfolio to avoid such redemption. The Portfolio also may redeem shares in a shareholder's account as reimbursement for loss due to the failure of a check or wire to clear in payment of shares purchased.

                                TO REDEEM SHARES
                                ----------------

--------------------------------------------------------------------------------------------------------------------------------
1.  SHAREHOLDERS MUST PROVIDE THE FOLLOWING INFORMATION:

    a.  The dollar or share amount to be redeemed;
    b.  The account to which the redemption proceeds should be wired (this account will have been previously designated by the shareholder on its Account Application Form);
    c.  The name of the shareholder; and
    d.  The shareholder's account number

2.  SHAREHOLDERS SHOULD CALL THE TRANSFER AGENT AT (800) 247-0473 OR INVESTORS CAPITAL SERVICES AT (800) 762-4848 TO REQUEST A
    REDEMPTION.

3.  IN THE CASE OF FOREIGN EXCHANGES, THE PORTFOLIO'S NAV MAY CHANGE WHEN SHAREHOLDERS CANNOT BUY OR SELL SHARES.

--------------------------------------------------------------------------------------------------------------------------------
WHEN REDEMPTION EFFECTIVE                                            RESULT OF LATE NOTIFICATION OF REDEMPTION
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
If notice is received by the Transfer Agent by 4:00 p.m. ET on any    If notice is received by the Transfer Agent on a non-
Business Day, the redemption will be effective and payment will      business day or after 4:00 p.m. ET time on a Business
be made within seven calendar days, but generally two business       Day, the redemption notice will be deemed received as of
days following receipt of such notice. Price of shares is based on   the next Business Day.
the next calculation of the NAV after the order is placed.
--------------------------------------------------------------------------------------------------------------------------------

                           PRICING OF PORTFOLIO SHARES


Your price for Portfolio shares is the Portfolio's net asset value per share. Portfolio net asset value is calculated by: (1) adding the market value of all the Portfolio's assets, (2) subtracting all of the Portfolio's liabilities, and then (3) dividing by the number of shares outstanding and adjusting to the nearest cent. The net asset value of the Portfolio is calculated by the Portfolio's Accounting Agent as of 4:00 p.m. ET on each Business Day.


The Portfolio's investments are valued based on market value or, if no market value is available, based on fair value as determined by the Board of Directors (or under their direction). All assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values. Some specific pricing strategies follow:

1. All short-term dollar-denominated investments that mature in 60 days or less are valued on the basis of amortized cost which the Board of Directors has determined represents fair value;

2. Securities mainly traded on a U.S. exchange are valued at the last sale price on that exchange or, if no sales occurred during the day, at the current quoted bid price; and

3. Securities mainly traded on a non-U.S. exchange are generally valued according to the last available closing values on that exchange. Because foreign markets may be open at different times than the New York Stock Exchange, the value of a Portfolio's shares may change on days when shareholders may not be able to buy or sell them. However, if an event that may change the value of a security occurs after the time the value was determined, the Board of Directors or its delegate might adjust the fair market value.

                                    DIVIDENDS

If desired, shareholders must request to receive dividends in cash (payable on the first Business Day of the following month) on the Account Application Form. Absent such notice, all dividends will be automatically reinvested in additional shares on the last business day of each month at the share's net asset value. In the unlikely event that the Portfolio realizes net short-term or long-term capital gains (i.e., with respect to assets held more than one year), the Portfolio will distribute such gains by automatically reinvesting (unless a shareholder has elected to receive cash) them in additional Portfolio shares.

Net investment income (including accrued but unpaid interest, amortization of original issue and market discount or premium) of the Portfolio will be declared as a dividend payable daily to shareholders of record as of the close of each Business Day.

                                  VOTING RIGHTS


Each share of the Fund gives the shareholder one vote in Director elections and other shareholder voting matters. Matters to be acted upon affecting the Portfolio (such as approval of the investment advisory agreement with the Investment Adviser or the submission of changes to fundamental Portfolio investment policy) require the affirmative vote of the Portfolio shareholders. The election of the Fund's Board of Directors and the approval of the Fund's independent auditors are voted upon by shareholders on a Fund-wide basis. The Fund is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Fund's or the Portfolio's operation and for the election of Directors under certain circumstances. Directors may be removed by shareholders at a special meeting. The Directors shall call a special meeting of the Portfolio upon written request of shareholders owning at least 10% of the Portfolio's outstanding shares.


                               TAX CONSIDERATIONS

The following discussion is for general information only. An investor should consult with his or her own tax adviser as to the tax consequences of an investment in the Portfolio, including the status of distributions from the Portfolio under applicable state or local law.

FEDERAL INCOME TAXES
--------------------
The Portfolio will distribute all of its taxable income by automatically reinvesting such income in additional Portfolio shares and distributing those shares to its shareholders, unless a shareholder elects on the Account Application Form to receive cash payments for such distributions. Shareholders receiving distributions from the Portfolio in the form of additional shares will be treated for federal income tax purposes as receiving a distribution in an amount equal to the fair market value of the additional shares on the date of such a distribution.

Dividends the Portfolio pays from its investment company taxable income (including interest and net short-term capital gains) will be taxable to U.S. shareholders as ordinary income, whether received in cash or in additional Portfolio shares. Designated distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) are generally taxable to shareholders at the applicable long-term capital gains rates, regardless of how long they have held their Portfolio shares. If a portion of the Portfolio's income consists of dividends paid by U.S. corporations, a portion of the dividends paid by the Portfolio may be eligible for the corporate dividends-received deduction.

A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Portfolio in October, November or December with a record date in any such month and paid by the Portfolio during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. The Portfolio will inform shareholders of the amount and tax status of all amounts treated as distributed to them not later than 60 days after the close of each calendar year.

If a shareholder holds shares through a tax-deferred account, such as a retirement plan, income and gains will not be taxable each year. Instead, the taxable portion of amounts held in a tax-deferred account generally will be subject to tax only when a distribution is made from that account.


A shareholder who sells or redeems Portfolio shares will generally realize a capital gain or loss, which will be long-term or short-term, generally depending upon the shareholder's holding of the shares. An exchange of shares may be treated as a sale.


As with all mutual funds, the Portfolio may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to shareholders who:

1. fail to provide the Portfolio with a correct taxpayer identification number, or
2.   fail to make required certifications, or
3.   have been notified by the IRS that they are subject to backup withholding.

Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amount withheld may be credited against U.S. federal income tax liability.


The foregoing discussion is only a brief summary of the important federal tax considerations generally affecting the Portfolio and its shareholders. As noted above, IRAs receive special tax treatment. No attempt is made to present a detailed explanation of the federal, state or local income tax treatment of the Portfolio or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors in the Portfolio should consult their tax advisers with specific reference to their own tax situation.


STATE AND LOCAL TAXES
---------------------
The Portfolio may be subject to state, local or foreign taxation in any jurisdiction in which the Portfolio may be deemed to be doing business. Portfolio distributions may be subject to state and local taxes. Portfolio distributions derived from interest on obligations of the U.S. Government and certain of its agencies, authorities and instrumentalities may be exempt from state and local taxes in certain states. Shareholders should consult their own tax advisers regarding possible state and local income tax exclusions for dividend portions paid by the Portfolio, which are attributable to interest from obligations of the U.S. Government, its agencies, authorities and instrumentalities.


                        DISTRIBUTION OF PORTFOLIO SHARES

Shares of the Portfolio are distributed by First Fund Distributors, Inc. ("First Fund"), pursuant to a Distribution Agreement dated as of January 1, 2000 by and among the Fund, Investors Bank & Trust Company and First Fund. No fees are payable by the Fund pursuant to the Distribution Agreement, and Investors Bank
& Trust Company bears the expense of First Fund's distribution activities.

                             INVESTMENT INFORMATION

           PERMITTED INVESTMENT STRATEGIES, INVESTMENTS AND ASSOCIATED
                                      RISKS

Primary Investments
-    Asset-Backed Securities
-    Foreign Instruments
-    Mortgage-Backed Securities
-    Repurchase and Reverse Repurchase Agreements
-    Stripped Instruments
-    Total Return Swaps
-    U.S. Government and Agency Securities

Other Investments
-    Bank Obligations
-    Brady Bonds
-    Corporate Debt Instruments
-    Dollar Roll Transactions
-    Duration Management
-    Hedging
-    Illiquid Securities
-    Indexed Notes, Currency Exchange-Related Securities and Similar Securities
-    Inflation-Indexed Securities
-    Investment Companies
-    Multi-National Currency Unit Securities or More Than One Currency
     Denomination
-    TBA Transactions
-    When Issued and Forward Commitment Securities
-    Zero Coupon Securities

ASSET-BACKED SECURITIES
-----------------------
Asset-backed securities are secured by or backed by assets other than mortgage-related assets, such as automobile and credit card receivables. These securities are sponsored by such institutions as finance companies, finance subsidiaries of industrial companies and investment banks. Asset-backed securities have structural characteristics similar to mortgage-backed securities; however, the underlying assets are not first lien mortgage loans or interests, but include assets such as:

a.   motor vehicle installment sale contracts,
b.   other installment sale contracts,
c.   leases of various types of real and personal property, and
d.   receivables from revolving credit (credit card) agreements.


          RISKS: The principal amount of asset-backed securities is generally subject to partial or total prepayment risk. If an asset-backed security is purchased at a premium or discount to par, a prepayment rate that is faster than expected will reduce or increase, respectively, the yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect on yield to maturity. These securities may not have any security interest in the underlying assets, and recoveries on the repossessed collateral may not, in some cases, be available to support payments on these securities.


BANK OBLIGATIONS
----------------
Bank obligations are bank-issued securities. These instruments include, but are not limited to:

a.  Time Deposits,        e.  Deposit Notes,        h.  Variable Rate Notes,

b.  Certificates of Deposit,   f.  Eurodollar Time deposits,    i.  Loan Participations,
c.  Bankers' Acceptances,      g.  Eurodollar Certificates of   j.  Variable Amount Master Demand Notes,
d.  Bank Notes,                    Deposit,                     k.  Yankee CDs, and
                                                                l.  Custodial Receipts


               RISKS: Investing in bank obligations exposes the Portfolio to risks associated with the banking industry such as interest rate and credit risks.


BRADY BONDS
-----------
Brady Bonds are debt securities, issued or guaranteed by foreign governments in exchange for existing external commercial bank indebtedness. To date, over $109 billion (face amount) of Brady Bonds have been issued by the governments of seventeen countries, the largest proportion having been issued by Argentina, Brazil, Mexico and Venezuela. Brady Bonds are either collateralized or uncollateralized, issued in various currencies (primarily the U.S. dollar), and are actively traded in the over-the-counter secondary market.


The Portfolio may invest in either collateralized or uncollateralized Brady Bonds. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Interest payments on such bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at the time and is adjusted at regular intervals thereafter.


               RISKS: Brady Bonds are generally issued by countries with developing capital markets or unstable governments and as such, are considered to be among the more risky international investments.


CORPORATE DEBT INSTRUMENTS
--------------------------
Corporate bonds are debt instruments issued by private corporations. As creditors, bondholders have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. The Portfolio purchases corporate bonds subject to quality restraints. Commercial paper, notes and other obligations of U.S. and foreign corporate issuers must meet the Portfolio's credit quality standards (including medium-term and variable rate notes). The Portfolio may retain a downgraded corporate debt security if the Investment Adviser determines retention of such security to be in the Portfolio's best interests.

               RISKS: Investing in corporate debt securities subjects the Portfolio to interest rate changes and credit risks.

DOLLAR ROLL TRANSACTIONS
------------------------
Dollar roll transactions consist of the sale of mortgage-backed securities, with a commitment to purchase similar, but not identical securities at a future date, and at the same price. The Portfolio will maintain a segregated custodial account for dollar roll transactions. The segregated accounts may contain cash, U.S. Government Securities or other liquid, unencumbered securities having an aggregate value at least equal to the amount of such commitments to repurchase the securities under the dollar roll transaction (including accrued interest).

               RISKS: Should the broker-dealer to whom the Portfolio sells an underlying security of a dollar roll transaction become insolvent, the Portfolio's right to purchase or repurchase the security may be restricted, or the price of the security may change adversely over the term of the dollar roll transaction.

DURATION MANAGEMENT
-------------------
Duration measures a bond's price volatility, incorporating the following factors:

a.  the bond's yield,
b.  coupon interest payments,
c.  final maturity,
d.  call features, and
e.  prepayment assumptions.

Duration measures the expected life of a debt security on a present value basis. It incorporates the length of the time intervals between the present time and the time that the interest and principal payments are scheduled (or in the case of a callable bond, expected to be received) and weighs them by the present values of the cash to be received at each future point in time. For any debt security with interest payments occurring prior to the payment of principal, duration is always less than maturity. In general, for the same maturity, the lower the stated or coupon rate of interest of a debt security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a debt security, the shorter the duration of the security.

Futures, options and options on futures have durations closely related to the duration of the securities that are underlying them. Holding long futures or call options will lengthen the Portfolio's duration by approximately the same amount that holding an equivalent amount of the underlying securities would. Short futures or put option positions have durations roughly equal to the negative duration of the securities that underlie those positions and have the effect of reducing duration by approximately the same amount that selling an equivalent amount of the underlying securities would. The market price of a bond with a duration of two years would be expected to decline 2% if interest rates rose 1%. If a bond has an effective duration of three years, a 1% increase in general interest rates would be expected to cause the bond's value to decline by about 3%.

               RISKS: Changes in weighted average duration of the Portfolio's holdings are not likely to be so large as to cause them to fall outside the ranges specified above. There is no assurance that deliberate changes in the Portfolio's weighted average duration will enhance its return relative to more static duration policies or Portfolio structures. In addition, it may detract from its relative return.

FOREIGN INSTRUMENTS
-------------------
a.  FOREIGN SECURITIES
Foreign securities are securities denominated in currencies other than the U.S. dollar and may be denominated in any single currency or multi-currency units. The Investment Adviser and the Sub-Adviser will adjust exposure of the Portfolio to different currencies based on their perception of the most favorable markets and issuers. In allocating assets among multiple markets, the Investment Adviser and the Sub-Adviser will assess the relative yield and anticipated direction of interest rates in particular markets, general market and economic conditions and the relationship of currencies of various countries to each other. In their evaluations, the Investment Adviser and the Sub-Adviser will use internal financial, economic and credit analysis resources as well as information obtained from external sources.

The Portfolio will invest primarily in securities denominated in the currencies of the United States, Japan, Canada, Western European nations, New Zealand and Australia, as well as securities denominated in the Euro and the European Currency Unit. Further, it is anticipated that such securities will be issued primarily by governmental and private entities located in such countries and by supranational entities. The Portfolio will only invest in countries considered to have stable governments, based on the Investment Adviser's analysis of social, political and economic factors.

b. FOREIGN GOVERNMENT, INTERNATIONAL AND SUPRANATIONAL AGENCY SECURITIES These securities include debt obligations issued or guaranteed by a foreign government or its subdivisions, agencies and instrumentalities, international agencies and supranational entities.

               RISKS: Generally, foreign financial markets have substantially less volume than the U.S. market. Securities of many foreign companies are less liquid, and their prices are more volatile than securities of comparable domestic companies. The Portfolio may invest portions of its assets in securities denominated in foreign currencies. These investments carry risks of fluctuations of exchange rates relative to the U.S. dollar. Securities issued by foreign entities (governments, corporations etc.) may involve risks not associated with U.S. investments, including expropriation of assets, taxation, political or social instability and low financial reporting standards--all of which may cause declines in investment returns.

c.  EMERGING MARKETS SECURITIES
Emerging markets securities are foreign securities issued from countries which are considered to be "emerging" or "developing" by the Morgan Stanley Composite Index (MSCI) or by the World Bank. Such emerging markets include all markets other than Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Hong Kong, Japan, the Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

               RISKS: The risks of investing in foreign securities may be intensified when the issuers are domiciled or doing substantial business in emerging market countries or countries with developing capital markets. Security prices in emerging markets can be significantly more volatile than those in more developed nations of the world, reflecting the greater uncertainties of investing in less established markets and economies. Emerging market countries may have:

               a.  Relatively unstable governments;                             d.  restrictions on foreign ownership;
               b.  present the risk of sudden adverse government action;        e.  prohibitions of repatriation of assets; or
               c.  nationalization of businesses;                               f.  less protection of property rights than
                                                                                    more developed countries

               The economies of countries with emerging markets may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. Transaction settlement procedures may be less reliable in emerging markets than in developed markets. Securities of issuers located in countries with emerging markets may have limited marketability and may be subject to more abrupt or erratic price movements.

HEDGING
-------
Hedging techniques are used to offset certain investment risks. Such risks include: changes in interest rates, changes in foreign currency exchange rates and changes in securities and commodity prices. Hedging techniques are commonly used to minimize a given instrument's risks of future gain or loss. Hedging techniques include:

a.  engaging in swaps;                                  d.  purchasing and selling futures contracts; and
b.  purchasing and selling caps, floors and collars;    e.  purchasing and selling options.
c.  purchasing or selling forward exchange contracts;

All hedging instruments described below constitute commitments by the Portfolio and therefore require the Portfolio to segregate cash (in any applicable currency), U.S. Government securities or other liquid and unencumbered securities (in any applicable currency) equal to the amount of the Portfolio's obligations in a separate custody account.

When the Portfolio purchases a futures or forward currency contract for non-hedging purposes, the sum of the segregated assets plus the amount of initial and variation margin held in the broker's account, if applicable, must equal the market value of the futures or forward currency contract.

When the Portfolio sells a futures or forward currency contract for non-hedging purposes, the Portfolio will have the contractual right to acquire:

     1.   the securities,
     2.   the foreign currency subject to the futures, or
     3.   the forward currency contract.

The Portfolio will segregate assets, in an amount at least equal to the market value of the securities or foreign currency underlying the futures or forward currency contract.

Should the market value of the contract move adversely to the Portfolio, or if the value of the securities in the segregated account declines, the Portfolio will be required to deposit additional cash or securities in the segregated account at a time when it may be disadvantageous to do so.


The Portfolio will not enter into any swaps caps or floors unless the unsecured commercial paper, senior debt or claims paying ability of the counterparty is rated either A or A-1 or better by S&P or A or P-1 or better by Moody's. If unrated, it must be determined to be of comparable quality by the Investment Adviser.

a.  SWAPS
Swaps are commonly used for hedging purposes. Hedging involving mortgage and interest rate swaps may enhance total return. Interest rate swaps involve the Portfolio's exchange with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Mortgage swaps are similar to interest rate swaps, both represent commitments to pay and receive funds. Currency swaps involve the exchange of their respective rights to make or receive payments in specified currencies.

b.  CAPS, FLOORS AND COLLARS
The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar incorporates a cap and a floor in one transaction as described above.


c.  FORWARD FOREIGN EXCHANGE CONTRACTS
A forward foreign exchange contract is the purchase or sale of a foreign currency, on a specified date, at an exchange rate established before the currency's payment and delivery to hedge the currency exchange risk associated with its assets or obligations denominated in foreign currencies. Synthetic hedging is a technique utilizing forward foreign exchange contracts that is frequently employed by the Portfolio. It entails entering into a forward contract to sell a currency, the changes in value of which are generally considered to be linked to a currency or currencies in which some or all of the Portfolio's securities are or are expected to be denominated, and buying U.S. dollars. There is a risk that the perceived linkage between various currencies may not be present during the particular time that the Portfolio is engaging in synthetic hedging. The Portfolio may also cross-hedge currencies by entering into forward contracts to sell one or more currencies that are expected to decline in value relative to other currencies to which the Portfolio has or expects to have exposure.



d.  FUTURES CONTRACTS
A futures contract is an agreement to buy or sell a specific amount of a financial instrument at a particular price on a specified date. The futures contract obligates the buyer to purchase the underlying commodity and the seller to sell it. Losses from investing in futures transactions that are unhedged or uncovered are potentially unlimited. Substantially all futures contracts are closed out before settlement date or called for cash settlement. A futures contract is closed out by buying or selling an identical offsetting futures contract that cancels the original contract to make or take delivery. At times, the ordinary spreads between values in the cash and futures markets, due to differences in the character of these markets, are subject to distortions. The possibility of such distortions means that a correct forecast of general market, foreign exchange rate or interest rate trends may not produce the Portfolio's intended results.


e.  OPTIONS CONTRACTS
An option is a contractual right, but not an obligation, to buy (call) or sell
(put) property that is guaranteed in exchange for an agreed upon sum. If the right is not exercised within a specified period of time, the option expires and the option buyer forfeits the amount paid. An option may be a contract that bases its value on the performance of an underlying bond. When the Portfolio writes a call option, it gives up the potential for gain on the underlying securities or currency in excess of the exercise price of the option during the period that the option is open. A put option gives the purchaser, in return for a premium, the right, for a specified period or time, to sell the securities or currency subject to the option to the writer of the put at the specified exercise price. The writer of the put option, in return for the premium, has the obligation, upon exercise of the option, to acquire the securities or currency underlying the option at the exercise price. The Portfolio might, therefore, be obligated to purchase the underlying securities or currency for more than their current market price.

               RISKS: Hedging involves risks of imperfect correlation in price movements of the hedge and movements in the price of the hedged security. If interest or currency exchange rates do not move in the direction of the hedge, the Portfolio will be in a worse position than if hedging had not been employed. As a result, it will lose all or part of the benefit of the favorable rate movement due to the cost of the hedge or offsetting positions. Hedging transactions not entered into on an U.S. or foreign exchange may subject the Portfolio to exposure to the credit risk of its counterparty. Futures and Options transactions entail special risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related Portfolio position could create the possibility that losses will be greater than gains in the value of the Portfolio's position. Other risks include the risk that the Portfolio could not close out a futures or options position when it would be most advantageous to do so.

ILLIQUID SECURITIES
-------------------
Illiquid securities cannot be sold or disposed of in the ordinary course of business within seven days for approximately the value at which the Portfolio has valued the securities. These include:

1.  securities with legal or contractual restrictions on resale,
2. time deposits, repurchase agreements and dollar roll transactions having maturities longer than seven days, and
3.  securities not having readily available market quotations.

Although the Portfolio is allowed to invest up to 15% of the value of its net assets in illiquid assets, it is not expected that the Portfolio will invest a significant portion of its assets in illiquid securities. The Investment Adviser monitors the liquidity of such restricted securities under the supervision of the Board of Directors.

The Portfolio may purchase securities not registered under the Securities Act of 1933 as amended, (the "1933 Act"), but which can be sold to qualified institutional buyers in accordance with Rule 144A under that Act. The Portfolio may also invest in commercial paper issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the 1933 Act (Section 4(2) paper). Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. If a particular investment in Rule 144A securities, Section 4(2) paper or private placement securities is not determined to be liquid, that investment will be included within the 15% limitation on investment in illiquid securities. The Investment Adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Directors.

               RISKS: Investing in illiquid securities presents the potential risks of tying up the Portfolio's assets at a time when liquidating assets may be necessary to meet debts and obligations.

INDEXED NOTES, CURRENCY EXCHANGE-RELATED SECURITIES AND SIMILAR SECURITIES
--------------------------------------------------------------------------
These securities are notes; the principal amount of which and/or the rate of interest payable are determined by reference to an index. This index may be determined by the rate of exchange between the specified currency for the note and one or more other currencies or composite currencies.

               RISKS: Foreign currency markets can be highly volatile and are subject to sharp price fluctuations. A high degree of leverage is typical for foreign currency instruments in which the Portfolio may invest.

INFLATION-INDEXED SECURITIES
----------------------------
Inflation-indexed securities are linked to the inflation rate from worldwide bond markets such as the U.S. Treasury Department's "inflation-protection" issues. The initial issues are ten-year notes, which are issued quarterly. Other maturities will be sold at a later date. The principal is adjusted for inflation (payable at maturity) and the semi-annual interest payments equal a fixed percentage of the inflation adjusted principal amount. The inflation adjustments are based upon the Consumer Price Index for Urban Consumers. These securities may be eligible for coupon stripping under the U.S. Treasury program. In addition to the U.S. Treasury's issues, inflation-indexed securities include inflation-indexed securities from other countries such as Australia, Canada, New Zealand, Sweden and the United Kingdom.

               RISKS: If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. The current market value of the bonds is not guaranteed, and will fluctuate. The Portfolio also may invest in other inflation related bonds that may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

               The U.S. Treasury has only recently begun issuing inflation-indexed bonds. As such, there is limited trading history for these securities, and there can be no assurance that a liquid market in these instruments will develop, although one is expected to continue to evolve. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that the Portfolio may be forced to liquidate positions when it would not be advantageous to do so. Finally, there can be no assurance that the Consumer Price Index for Urban Consumers will accurately measure the real rate of inflation in the price of goods and services.

INVESTMENT COMPANIES
--------------------
An investment company is an investment vehicle, which, for a management fee, invests the pooled funds of investors in securities appropriate for its investment objectives. Two basic types of investment companies exist:

1. Open end funds: these funds have a floating number of outstanding shares and will sell or redeem shares at their current net asset value,
2. Closed end funds: these funds have a fixed number of outstanding shares that are traded on an exchange.

The Portfolio will not invest in any Funds classified as "load funds."

The acquiring company may not purchase or otherwise acquire securities in the acquired company (if no-load) if, immediately after the acquisition, the acquiring company and any company controlled by it would own in the aggregate more than 3% of the total outstanding voting stock of the acquired company or would not otherwise comply with any requirements under the Investment Company Act of 1940.


The Portfolio may invest in another Portfolio within the FFTW Funds, Inc. family. This is commonly referred to as cross-portfolio investing. Should such cross-portfolio investing occur, investors will not be double-charged advisory fees. The Portfolio in which it is directly invested will only charge investors an advisory fee.

               RISKS: Generally, risks posed by a particular fund will mirror those posed by the underlying securities. A money market fund has the highest safety of principal, whereas bond funds are vulnerable to interest rate movements.

MORTGAGE-BACKED SECURITIES
--------------------------
Mortgage-backed securities are securities representing ownership interests in, or debt obligations secured entirely or primarily by, "pools" of residential or commercial mortgage loans or other mortgage-backed securities. Mortgage-backed securities may take a variety of forms, the most common being:


1.  Mortgage-pass through securities issued by
    a.  the Government National Mortgage Association (Ginnie Mae),
    b.  the Federal National Mortgage Association (Fannie Mae),
    c.  the Federal Home Loan Mortgage Corporation (Freddie Mac),
    d. commercial banks, savings and loan associations, mortgage banks or by issuers that are affiliates of or sponsored by such entities,


2. Collateralized mortgage obligations (CMOs) which are debt obligations collateralized by such assets, and

3.  Commercial mortgage-backed securities.

The Investment Adviser expects that new types of mortgage-backed securities may be created offering asset pass-through and asset-collateralized investments in addition to those described above by governmental, government-related and private entities. As new types of mortgage-related securities are developed and offered to investors, the Investment Adviser will consider whether it would be appropriate for such Portfolio to make investments in them.

CMOs are derivatives collateralized by mortgage pass-through securities. Cash flows from mortgage pass-through securities are allocated to various tranches in a predetermined, specified order. Each tranche has a stated maturity - the latest date by which the tranche can be completely repaid, assuming no prepayments - and has an average life - the average of the time to receipt of a principal payment weighted by the size of the principal payment. The average life is typically used as a proxy for maturity because the debt is amortized, rather than being paid off entirely at maturity.


             RISKS: The Portfolio may invest in mortgage-backed and other asset-backed securities carrying the risk of a faster or slower than expected prepayment of principal which may affect the duration and return of the security. Portfolio returns will be influenced by changes in interest rates. Changes in market yields affect the Portfolio's asset value since Portfolio debt will generally increase in value when interest rates fall and decrease when interest rates rise. Compared to debt that cannot be prepaid, mortgage-backed investments are less likely to increase in value during periods of declining interest rates and have a higher risk of decline in value during periods of rising interest rates.
             Thus, interest rates have an inverse relationship with corresponding market values. Prices of shorter-term securities generally fluctuate less in response to interest rate changes than do longer-term securities.


MULTI-NATIONAL CURRENCY UNIT SECURITIES OR MORE THAN ONE CURRENCY DENOMINATION
------------------------------------------------------------------------------
Multi-national currency unit securities are tied to currencies of more than one nation. This includes the European Currency Unit--a "basket" consisting of specified currencies of the member states of the European Community (a Western European economic cooperative organization). These securities include securities denominated in the currency of one nation, although it is issued by a governmental entity, corporation or financial institution of another nation.

               RISKS: Investments involving multi-national currency units are subject to changes in currency exchange rates which may cause the value of such invested securities to decrease relative to the U.S. dollar.

REPURCHASE AND REVERSE REPURCHASE AGREEMENTS
--------------------------------------------
Under a repurchase agreement, a bank or securities firm (that is a dealer in U.S. Government Securities reporting to the Federal Reserve Bank of New York) or the Fund's Custodian agrees to sell U.S. Government Securities to the Portfolio and repurchase such securities from the Portfolio for an agreed price at a later date. Under a reverse repurchase agreement, a primary or reporting dealer in U.S. Government Securities purchases U.S. Government Securities from the Portfolio and the Portfolio agrees to repurchase the securities for an agreed price at a later date.

The Portfolio will maintain a segregated custodial account for its reverse repurchase agreements. Until repayment is made, the segregated accounts may contain cash, U.S. Government Securities or other liquid, unencumbered securities having an aggregate value at least equal to the amount of such commitments to repurchase (including accrued interest). Repurchase and reverse repurchase agreements will generally be restricted to those maturing within seven days.

               RISKS: If the other party to a repurchase and/or reverse repurchase agreement becomes subject to a bankruptcy or other insolvency proceeding, or fails to satisfy its obligations thereunder, delays may result in recovering cash or the securities sold, or losses may occur as to all or part of the income, proceeds or rights in the security.

STRIPPED INSTRUMENTS
--------------------
Stripped instruments are bonds, reduced to its two components: its rights to receive periodic interest payments (IOs) and rights to receive principal repayments (POs). Each component is then sold separately. Such instruments include:

a.  Municipal Bond Strips
b.  Treasury Strips
c.  Stripped Mortgage-Backed Securities

               RISKS: POs do not pay interest, its return is solely based on payment of principal at maturity. Both POs and IOs tend to be subject to greater interim market value fluctuations in response to changes in interest rates. Stripped Mortgage-Backed Securities IOs run the risk of unanticipated prepayment, which will decrease the instrument's overall return.

TBA (TO BE ANNOUNCED) TRANSACTIONS
----------------------------------

In a TBA transaction, the type of mortgage-backed securities to be delivered is specified at the time of trade, but the actual pool numbers of the securities to be delivered are not known at the time of the trade. For example, in a TBA transaction, an investor could purchase $1 million 30 year mortgage-backed securities issued by the Federal National Mortgage Association and receive up to three pools on the settlement date. The pool numbers to be delivered at settlement will be announced shortly before settlement takes place. Agency pass-through mortgage-backed securities are usually issued on a TBA basis. The Portfolio will maintain a segregated custodial account containing cash, U.S. Government securities or other liquid and unencumbered securities having a value at least equal to the aggregate amount of the Portfolio's TBA transactions.


               RISKS: The value of the security on the date of delivery may be less than its purchase price, presenting a possible loss of asset value.

TOTAL RETURN SWAPS
------------------
A total return swap is an exchange of one security for another. Unlike a hedge swap, a total return swap is solely entered into as a derivative investment to enhance total return.

               RISKS: A total return swap may result in the Portfolio obtaining an instrument, which for some reason, does not perform as well as the original swap instrument. Additionally, potential risks of default also exist on the part of the counterparty.

U.S. GOVERNMENT AND AGENCY SECURITIES AND GOVERNMENT-SPONSORED ENTERPRISES/FEDERAL AGENCIES
--------------------------------------------------------------
U.S. Government and agency securities are issued by or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities and supported by the full faith and credit of the United States. The Portfolio also may invest in other securities which may be issued by a U.S. Government-sponsored enterprise or federal agency, and supported either by its ability to borrow from the U.S. Treasury or by its own credit standing. Such securities do not constitute direct obligations of the United States but are issued, in general, under the authority of an Act of Congress. The universe of eligible securities in these categories include those sponsored by:

a.  U.S. Treasury Department,
b.  Farmer's Home Administration,
c.  Federal Home Loan Mortgage Corporation,
d.  Federal National Mortgage Association,
e.  Student Loan Marketing Association, and
f.  Government National Mortgage Association.

               RISKS: Investing in securities backed by the full faith and credit of the U.S. Government are guaranteed only as to interest rate and face value at maturity, not its current market price.


WHEN ISSUED AND FORWARD COMMITMENT SECURITIES
---------------------------------------------
The purchase of a when issued or forward commitment security will be recorded on the date the Portfolio enters into the commitment. The value of the security will be reflected in the calculation of the Portfolio's net asset value. The value of the security on delivery date may be more or less than its purchase price. Generally, no interest accrues to the Portfolio until settlement. The Portfolio will maintain a segregated custodial account containing cash, U.S. Government securities or other liquid and unencumbered securities having a value at least equal to the aggregate amount of the Portfolio's when issued and forward commitments transactions.

               RISKS: The value of the security on the date of delivery may be less than its purchase price, presenting a possible loss of asset value.

ZERO COUPON SECURITIES
----------------------
Zero coupon securities are sold at a deep discount from their face value. Such securities make no periodic interest payments; however, the buyer receives a rate of return by the gradual appreciation of the security, until it is redeemed at face value on a specified maturity date.

               RISKS: Zero coupon securities do not pay interest until maturity and tend to be subject to greater interim market value fluctuations in response to interest rate changes rather than interest paying securities of similar maturities. Credit risk is generally greater for these investments that are required to pay interest only at maturity rather than at intervals during the life of the investment.

                               PORTFOLIO TURNOVER

Portfolio turnover rates are believed to be higher than the turnover experienced by most fixed income funds, due to the Investment Adviser's active management of duration. This could, in turn, lead to higher turnover costs. High portfolio turnover may involve greater brokerage commissions and transactions costs, which will be paid by the Portfolio. In addition, high turnover rates may result in increased short-term capital gains.

                        SUPPLEMENTAL INVESTMENT POLICIES

The Portfolio may invest more than 5% of its net assets in futures margins and/or premiums on options only if it is being used for bona fide hedging purposes.

                           FINANCIAL HIGHLIGHTS TABLE


The Financial Highlights Table is intended to help you understand the Portfolio's financial performance for the past five years, or, if shorter, the period of the Portfolio's operations. Certain information reflects financial results for a single Portfolio share. The "Total Return on Investment" indicates how much an investment in each respective Portfolio would have earned or lost, assuming all dividends and distributions had been reinvested.


This information for the year ended December 31, 1999 has been audited by KPMG LLP. You will find the auditor's report and the FFTW Funds, Inc., financial statements in the annual report, which is available upon request. Financial Highlights for the years prior to 1999 were audited by other auditors.

FFTW FUNDS, INC.

  FINANCIAL HIGHLIGHTS
                                                         INTERNATIONAL PORTFOLIO

                                           FOR THE YEAR ENDED
                                ----------------------------------------     PERIOD FROM
FOR A SHARE OUTSTANDING         DECEMBER 31,  DECEMBER 31,  DECEMBER 31,   MAY 9, 1996* TO
THROUGHOUT THE PERIOD:              1999          1998          1997      DECEMBER 31, 1996
-------------------------------------------------------------------------------------------
PER SHARE DATA
------------------------------
Net asset value, beginning of
  period                          $   9.68      $  9.50       $ 10.20          $ 10.00
INCREASE (DECREASE) FROM
INVESTMENT OPERATIONS
------------------------------
Investment income, net                0.37 **      0.48          0.50             0.38
Net realized and unrealized
  gain (loss) on investments,
  financial futures contracts
  and foreign currency-related
  transactions                       (0.98)        1.21         (0.56)            0.28
                                  --------      -------       -------          -------
Total from investment
  operations                         (0.61)        1.69         (0.06)            0.66
                                  --------      -------       -------          -------
LESS DISTRIBUTIONS
------------------------------
From investment income, net           0.37         0.45          0.14             0.38
In excess of investment
  income, net                            -         0.40             -                -
From net realized gain on
  investments, financial
  futures contracts and
  foreign currency-related
  transactions                           -         0.66          0.14             0.08
From capital stock in excess
  of par value                           -            -          0.36                -
                                  --------      -------       -------          -------
Total distributions                   0.37         1.51          0.64             0.46
                                  --------      -------       -------          -------
Net asset value, end of period    $   8.70      $  9.68       $  9.50          $ 10.20
                                  ========      =======       =======          =======
TOTAL RETURN                        (6.34%)      18.35%        (0.43%)           6.66% (c)
------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------
Net assets, end of period
  (000's)                         $103,564      $81,705       $67,653          $35,746
Ratio of operating expenses to
  average net assets (a)             0.60%        0.60%         0.60%            0.60% (b)
Ratio of investment income,
  net to average net
  assets (a)                         4.13%        4.56%         5.19%            5.73% (b)
Decrease in above expense
  ratios due to waiver of
  investment advisory fees           0.00% #      0.03%         0.10%            0.32% (b)
Portfolio Turnover                    569%       1,049%          809%             539%

--------------------------------------------------------------------------------

(a)  Net of waivers and reimbursements.
(b)  Annualized.
(c)  Not annualized.
*    Commencement of Operations.
**   Calculation done based on average shares outstanding.
#    Rounds to less than 0.01%.

                              SHAREHOLDER INQUIRIES

This Prospectus contains a concise statement of information investors should know before they invest in the Portfolio. Please retain this Prospectus for future reference. Additional information about the Portfolio's investments is available in the Portfolio's annual and semi-annual reports to shareholders, as well as the Statement of Additional Information (SAI) dated May 1, 2000. The SAI provides more detailed information about the Portfolio, including its operations and investment policies. A current SAI is on file with the Securities and Exchange Commission and is incorporated by reference and is legally considered a part of this Prospectus. In the Portfolio's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.


The Portfolio's SAI, annual and semi-annual reports are available, without charge, upon request by contacting Investor's Capital, 600 Fifth Avenue, New York, NY 10020, (800) 762-4848.

Information about the Portfolio (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Portfolio are available on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-1012 or by electronic request at the following e-mail address: publicinfo@sec.gov.







DISTRIBUTED BY:
FIRST FUND DISTRIBUTORS, INC.

Fund's Investment Company Act filing number: 811-5796

                                 FFTW FUNDS, INC.


      ====================================================================
                                   PROSPECTUS

      ====================================================================

                                   MAY 1, 2000

                    -    Mortgage LIBOR Portfolio
                    -    Asset-Backed Portfolio
                    -    High Yield Portfolio
                    -    Enhanced Equity Markets Portfolio
                    -    U.S. Treasury Portfolio
                    -    U.S. Corporate Portfolio
                    -    Broad Market Portfolio
                    -    International Corporate Portfolio
                    -    Global High Yield Portfolio
                    -    Inflation-Indexed Portfolio




PURSUANT TO AN EXEMPTION FROM THE COMMODITY FUTURES TRADING COMMISSION (THE "COMMISSION") IN CONNECTION WITH THE ENHANCED EQUITY MARKETS PORTFOLIO WHOSE PARTICIPANTS ARE LIMITED TO QUALIFIED ELIGIBLE PARTICIPANTS, THIS PROSPECTUS IS NOT REQUIRED TO BE, AND HAS NOT BEEN FILED WITH THE COMMISSION. THE COMMISSION DOES NOT PASS UPON THE MERITS OF PARTICIPATION IN A FUND OR PORTFOLIO OR UPON THE ADEQUACY OR ACCURACY OF A PROSPECTUS. CONSEQUENTLY, THE COMMISSION HAS NOT REVIEWED OR APPROVED THIS PROSPECTUS FOR THE ENHANCED EQUITY MARKET PORTFOLIO.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED ANY PORTFOLIO'S SHARES AS AN INVESTMENT OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                                    CONTENTS

                                                                          PAGE

  Risk/Return Summary                                                        3
          Mortgage LIBOR Portfolio                                           3
          Asset-Backed Portfolio                                             4
          High Yield Portfolio                                               5
          Enhanced Equity Portfolio                                          6
          U.S. Treasury Portfolio                                            7
          U.S. Corporate Portfolio                                           8
          Broad Market Portfolio                                             9
          International Corporate Portfolio                                 10
          Global High Yield Portfolio                                       11
          Inflation-Indexed Portfolio                                       12
  Principal Investment Risks                                                12
  Performance Information                                                   14
  Fee Table                                                                 14
  Expenses Table Example                                                    15
  Fund Management                                                           15
  Shareholder Information                                                   17
  Investment Information                                                    22
  Portfolio Turnover                                                        31
  Supplemental Investment Policies                                          32
  Shareholder Inquiries                                                     33

                               RISK/RETURN SUMMARY


The following is a summary of certain key information about the Portfolios, including investment objectives, principal investment strategies and principal investment risks. A more detailed description of the permitted investment strategies, permitted investments and their associated risks will follow.


=================================================================================================================================

                                           MORTGAGE LIBOR PORTFOLIO

=================================================================================================================================
INVESTMENT OBJECTIVE:             To obtain a high level of total return as may be consistent with the preservation of capital.

=================================================================================================================================
PRINCIPAL INVESTMENT              The Portfolio will invest primarily in high quality (rating of AA
STRATEGIES:                       by S&P, Aa by Moody's or a comparable rating, or higher from a nationally recognized statistical rating organization) mortgage-backed and mortgage related securities. The Portfolio actively utilizes hedging techniques to seek to outperform a cash portfolio. At least 65% of the Portfolio's total assets must be invested in mortgage-backed securities of U.S. and foreign issuers with the goal to outperform the London
                                  InterBank Offered Rate ("LIBOR"). The performance objective of the Portfolio is to outperform the JP Morgan 3-Month Eurodeposit Index.

    MINIMUM QUALITY RATING:                                                                  Thompson              AVERAGE
                                                               S&P            Moody's       Bankwatch,            PORTFOLIO
                                   S&P:       Moody's:        (Short        (Short Term):      Inc.               QUALITY:
                                   ----       --------         Term):       -------------  (`Thompson"):          --------
                                                               ------                      -------------
                                   BBB-        Baa3            A-2              P-2              B                 AA (Aa)

    DURATION:                     The Portfolio's average U.S.  dollar-weighted  duration will not exceed plus or minus one year around the average  duration of the JP Morgan 3-Month  Eurodeposit  Index.  As of December 31,
                                  1999, the duration of the JP Morgan 3-Month Eurodeposit Index was         .

=================================================================================================================================
    INVESTMENT POLICIES:          For temporary defensive purposes, 100% of the Portfolio's total assets may be invested in U.S. Government securities, cash or cash equivalent securities. These defensive strategies may prevent the Portfolio from achieving its investment objective. The
                                  Portfolio is "non-diversified" under the 1940 Act.

=================================================================================================================================
    PRINCIPAL INVESTMENTS:        -        Asset-Backed Securities
    (See Permitted Investment     -        Mortgage-Backed Securities
    Strategies, Investments       -        Stripped Instruments
    and Associated Risk for a     -        U.S. Government and Agency Securities
    more detailed description)

=================================================================================================================================

=================================================================================================================================

                                           ASSET-BACKED PORTFOLIO

=================================================================================================================================
INVESTMENT OBJECTIVE:             To attain a high level of total return as may be consistent with the preservation of capital.


=================================================================================================================================
PRINCIPAL INVESTMENT              The Portfolio will invest primarily in high quality (rating of AA by S&P, Aa by Moody's or
STRATEGIES:                       a comparable rating, or higher from a nationally recognized statistical rating organization)
                                  asset-backed securities, allowing exposure to other sectors of the debt market opportunistically.
                                  The performance objective of the Portfolio is to outperform the Lehman Brothers Asset-Backed
                                  Securities Index.

=================================================================================================================================
    MINIMUM QUALITY RATING:                                  S&P            Moody's                            AVERAGE
                                  S&P:     Moody's:     (Short Term):       (Short     Thompson:          PORTFOLIO QUALITY:
                                  ----     --------     -------------        Term):    ---------          ------------------
                                                                             ------
                                  BBB-       Baa3            A-2              P-2           B                 AA (Aa)

=================================================================================================================================
    DURATION:                     The average U.S.  dollar-weighted  duration generally will not exceed plus or minus one year plus or minus the average  duration of the Lehman Brothers  Asset-Backed  Securities  Index.
                                  As of December 31, 1999, the duration of the Lehman Brothers  Asset-Backed  Securities Index
                                  was 3.07 years.

=================================================================================================================================
    INVESTMENT                    At least 65% of the Portfolio's total assets must be invested in asset-backed  securities of
    POLICIES:                     the U.S. and foreign issuers. For temporary defensive purposes, the Portfolio may invest up to 100% of its total assets in U.S. Government securities, cash or cash equivalent securities.
                                  These defensive strategies may prevent the Portfolio from achieving its investment objective. The
                                  Portfolio is "non-diversified" under the 1940 Act.

=================================================================================================================================
    PRINCIPAL INVESTMENTS:        -        Asset-Backed Securities
    (See Permitted                -        Mortgage-Backed Securities
    Investment Strategies,        -        Repurchase and Reverse Repurchase Agreements
    Investments and               -        Stripped Instruments
    Associated Risk for a         -        Total Return Swaps
    more detailed                 -        U.S. Government and Agency Securities
    description)

=================================================================================================================================

=================================================================================================================================

                                           HIGH YIELD PORTFOLIO

=================================================================================================================================
INVESTMENT OBJECTIVE:             To attain a high level of total return as may be consistent with the preservation of capital.

=================================================================================================================================
PRINCIPAL INVESTMENT              The Portfolio will invest primarily in high yield debt securities. The performance objective
STRATEGIES:                       of the Portfolio is to outperform the Salomon Smith Barney All BB Index and Salomon Smith
                                  Barney B Rated Issues Index.

=================================================================================================================================
    MINIMUM QUALITY                                       S&P            Moody's                             AVERAGE
    RATING:                       S&P:     Moody's:      (Short       (Short Term):     Thompson:       PORTFOLIO QUALITY:
                                  ----     --------       Term):      -------------     ---------       ------------------
                                                         -------
                                  CCC-       Caa3           C              P-3             LC-3                 B

=================================================================================================================================
    DURATION:                     The average U.S. dollar-weighted duration generally will not exceed one year around the average duration of the Salomon Smith Barney All BB and B Rated Issues Index. As of December 31,  1999,
                                  the duration of the Salomon Smith Barney All BB Index and Salomon Smith Barney B Rated Issues
                                  Index was 5.20 years and 5.06 years, respectively.

=================================================================================================================================
    INVESTMENT POLICIES:          At least 65% of the Portfolio's total assets must be invested in high yield securities of U.S. and foreign issuers. For temporary defensive purposes, the Portfolio may invest up to 100% of its total assets in U.S. Government securities, cash or cash equivalent securities. These defensive strategies may prevent the Portfolio from achieving its investment objective. The Portfolio is "non-diversified" under the 1940 Act.

=================================================================================================================================
    PRINCIPAL INVESTMENTS:        -        Brady Bonds
    (See Permitted                -        Convertible Securities
    Investment Strategies,        -        Corporate Debt Instruments
    Investments and               -        Foreign Instruments
    Associated Risk for a         -        Stripped Instruments
    more detailed                 -        Zero Coupon Securities
    description)

=================================================================================================================================

=================================================================================================================================

                                           ENHANCED EQUITY MARKETS PORTFOLIO

=================================================================================================================================
INVESTMENT OBJECTIVE:             To attain a high level of total return that exceeds the S&P 500 Index(TM).

=================================================================================================================================
PRINCIPAL INVESTMENT              The Portfolio will invest primarily in high quality (rating of AA by S&P, Aa by Moody's or a
STRATEGIES:                       comparable rating, or higher from a nationally recognized statistical rating organization)
                                  short duration fixed income securities and S&P 500 Index(TM) futures contracts. Where possible, these securities will provide equity-like returns. The performance objective of the Portfolio is to outperform the S&P 500 Index(TM).

=================================================================================================================================
    MINIMUM QUALITY                                       S&P            Moody's                             AVERAGE
    RATING:                       S&P:     Moody's:   (Short Term):   (Short Term):     Thompson:       PORTFOLIO QUALITY:
                                  ----     --------   -------------   -------------     ---------       ------------------
                                  BBB-       Baa3           A-2            P-2              B                AA (Aa)

=================================================================================================================================
    DURATION:                     The Portfolio's average U.S. dollar-weighted duration generally will not exceed three years.

=================================================================================================================================
    INVESTMENT POLICIES:          The Portfolio will maintain 100% exposure to the S&P 500 Index (TM). Up to 5% of the
                                  Portfolio's total assets may be invested in maintenance margin at any given time; the remaining 95% the Portfolio's assets will be invested in short term instruments. For temporary defensive purposes, 100% of the Portfolio's total assets may be invested in
                                  U.S. Government securities, cash or cash equivalent securities. These defensive strategies may prevent the Portfolio from achieving its investment objective. The
                                  Portfolio is "non-diversified" under the 1940 Act.

=================================================================================================================================
    PRINCIPAL INVESTMENTS:        -        Asset-Back Securities
    (See Permitted                -        Bank Obligations
    Investment Strategies,        -        Corporate Debt Instruments
    Investments and               -        Mortgage-Backed Securities
    Associated Risk for a         -        U.S. Government and Agency Securities
    more detailed                 -        S&P 500 Index(TM) Futures Contracts
    description)

=================================================================================================================================

=================================================================================================================================

                                           U.S. TREASURY PORTFOLIO

=================================================================================================================================
INVESTMENT OBJECTIVE:              To attain a high level of total  return as may be  consistent  with the  preservation  of capital and to avoid credit quality risk.

=================================================================================================================================
PRINCIPAL INVESTMENT STRATEGIES:  The Portfolio will invest  primarily in U.S.  Treasuries.  The  performance  objective of the Portfolio is to outperform the Lehman Brothers Government Securities Index.

=================================================================================================================================
    MINIMUM QUALITY                                       S&P            Moody's                             AVERAGE
    RATING:                       S&P:     Moody's:      (Short       (Short Term):     Thompson:       PORTFOLIO QUALITY:
                                  ----     --------       Term):      -------------     ---------       ------------------
                                                         -------
                                  AA-        Aa3            A-1              P-1             A             AAA (Aaa)

=================================================================================================================================
    DURATION:                     The average U.S.  dollar-weighted  duration  generally  will not exceed plus or minus one year around the average duration of the Lehman Brothers  Government  Securities Index. As
                                  of December 31, 1999, the duration of the Lehman  Brothers  Government  Securities  Index
                                  was 5.12 years.

=================================================================================================================================
    INVESTMENT POLICIES:          At least 95% of the Portfolio's total assets must be invested in U.S.  dollar-denominated obligations issued by the U.S. Treasury and repurchase agreements  collateralized by such obligations. The Portfolio is "non-diversified" under the 1940 Act.

=================================================================================================================================
    PRINCIPAL INVESTMENTS:        -        U.S. Government and Agency Securities
    (See Permitted
    Investment Strategies,
    Investments and
    Associated Risk for a
    more detailed
    description)

=================================================================================================================================

=================================================================================================================================

                                           U.S. CORPORATE PORTFOLIO

=================================================================================================================================
  INVESTMENT OBJECTIVE:           To attain a high level of total return as may be consistent with the preservation of capital.

=================================================================================================================================
  PORTFOLIO DESCRIPTION:          The Portfolio will invest primarily in high quality (rating of AA by S&P, Aa by Moody's or a comparable rating, or higher from a nationally recognized statistical rating organization) U.S. corporate obligations, with limited exposure to other debt securities.
                                  The performance objective of the Portfolio is to outperform the Salomon Smith Barney
                                  Corporate Bond Index.

=================================================================================================================================
    MINIMUM QUALITY                                       S&P            Moody's                             AVERAGE
    RATING:                       S&P:     Moody's:      (Short       (Short Term):     Thompson:       PORTFOLIO QUALITY:
                                  ----     --------       Term):      -------------     ---------       ------------------
                                                         -------
                                  BBB-       Baa3          A-2              P-2              B              AA (Aa)

=================================================================================================================================
    DURATION:                     The average U.S.  dollar-weighted duration generally will not exceed plus or minus one year around the  average  duration of the  Salomon  Smith  Barney  Corporate  Bond Index.  As of
                                  December  31,  1999,  the duration of the Salomon  Smith  Barney  Corporate  Bond index was
                                  5.91 years.

=================================================================================================================================
    INVESTMENT POLICIES:          The Portfolio must invest at least 65% of its total assets in U.S.
                                  dollar-denominated corporate debt obligations of U.S issuers. For temporary defensive purposes, the Portfolio may invest up to 100% of its total assets in U.S. Government securities, cash or cash equivalent securities. These defensive strategies may prevent the Portfolio from achieving its investment objective. The Portfolio is
                                  "non-diversified" under the 1940 Act.

=================================================================================================================================
    PRINCIPAL INVESTMENTS:        -        Asset-Backed Securities
    (See Permitted                -        Bank Obligations
    Investment Strategies,        -        Corporate Debt Instruments
    Investments and               -        Mortgage-Backed Securities
    Associated Risk for a         -        U.S. Government and Agency  Securities
    more detailed
    description)

=================================================================================================================================

===============================================================================================================================

                                                    BROAD MARKET PORTFOLIO

===============================================================================================================================
INVESTMENT OBJECTIVE:            To attain a high level of total return as may be consistent with the preservation of capital.

===============================================================================================================================
PRINCIPAL INVESTMENT             The Portfolio will invest primarily in high quality (rating of AA by S&P, Aa by Moody's or a
STRATEGIES:                      comparable rating, or higher from a nationally recognized statistical rating organization)
                                 fixed income  securities  reflective of the broad spectrum of the U.S. bond market as well as an opportunistic  allocation to non-U.S.  sovereign markets. The performance objective of the
                                 Portfolio is to outperform the Lehman Brothers Aggregate Bond Index.

===============================================================================================================================
    MINIMUM QUALITY                                       S&P            Moody's                             AVERAGE
    RATING:                       S&P:     Moody's:   (Short Term):   (Short Term):     Thompson:       PORTFOLIO QUALITY:
                                  ----     --------   -------------   -------------     ---------       ------------------
                                  BBB-        Baa3          A-2            P-2              B                 AA (Aa)

===============================================================================================================================
    DURATION:                     The average U.S.  dollar-weighted  duration  generally will not exceed plus or minus one year around the average  duration of the Lehman Brothers  Aggregate Bond Index. As of December 31,
                                  1999, the duration of the Lehman Brothers Aggregate Bond Index was 4.92 years.

===============================================================================================================================
    INVESTMENT POLICIES:          The Portfolio  will invest at least 65% of its total assets in fixed income  securities.  The allocation  among  markets  will vary  based  upon the  issuance  of new  securities  and the retirement of outstanding  securities and instruments.  For temporary defensive purposes, the
                                  Portfolio may invest up to 100% of its assets in short-term U.S. Government securities,  cash or cash  equivalent  securities.  These  defensive  strategies may prevent the Portfolio from achieving  its  investment  objective.  The  Investment  Adviser will manage the Broad Market
                                  Portfolio to approximate  broad market  allocations by purchasing and selling  representative securities in each market,  but the Portfolio  cannot guarantee that it will match such broad market  allocations.  The current  market  allocation  is comprised of  approximately  20% in corporate  securities,  50% in U.S.  Government  securities  and 30% in  mortgage-backed  and asset-backed  securities.  The Portfolio will limit its investment in foreign  instruments to
                                  35% of its total assets.  The Portfolio is "non-diversified" under the 1940 Act.

===============================================================================================================================
    PRINCIPAL INVESTMENTS:        -        Asset-Backed Securities
    (See Permitted                -        Bank Obligations
    Investment Strategies,        -        Corporate Debt Instruments
    Investments and               -        Mortgage-Backed Securities
    Associated Risk for a         -        U.S. Government and Agency Securities
    more detailed
    description)

===============================================================================================================================

===============================================================================================================================

                                                    INTERNATIONAL CORPORATE PORTFOLIO

===============================================================================================================================
INVESTMENT OBJECTIVE:             To attain a high level of total return as may be consistent with the preservation of capital.

===============================================================================================================================
PRINCIPAL INVESTMENT              The Portfolio will invest primarily in investment grade corporate debt from worldwide bond
STRATEGIES:                       markets. The performance objective of the Portfolio is to outperform the Lehman Brothers
                                  Euro Corporate Bond Index.

===============================================================================================================================
    MINIMUM QUALITY                                       S&P            Moody's                             AVERAGE
    RATING:                       S&P:     Moody's:      (Short       (Short Term):     Thompson:       PORTFOLIO QUALITY:
                                  ----     --------       Term):      -------------     ---------       ------------------
                                                         -------
                                  BBB-       Baa3        A-2             P-2              B               AA (Aa)

===============================================================================================================================
    DURATION:                     The Portfolio's  average U.S.  dollar-weighted  duration generally will not exceed one year plus or minus the average  duration of the Lehman  Brothers Euro Corporate  Bond Index.  As
                                  of December 31, 1999,  the duration of the Lehman  Brothers Euro  Corporate  Bond Index was
                                  4.43 years.

===============================================================================================================================
    INVESTMENT POLICIES:          At least 65% of the Portfolio's  total assets must be invested in investment grade European corporate debt securities  denominated in foreign  currencies.  The Portfolio will maintain investments  in  corporate  debt  securities  of  issuers  from at  least  three  different countries.  The Portfolio may invest up to 35% of its total assets in U.S.  Corporate  debt securities.  At least 65% of the  Portfolio's  total  assets will be invested in  corporate debt  securities  from  jurisdictions  outside the U.S. For temporary  defensive  purposes,
                                  100% of the Portfolio's total assets may be invested in U.S.  Government  securities,  cash or cash equivalent  securities.  These defensive  strategies may prevent the Portfolio from achieving its investment  objective.  These defensive  strategies may prevent the Portfolio from  achieving its  investment  objective.  The Portfolio is  "non-diversified"  under the
                                  1940 Act.

===============================================================================================================================
    PRINCIPAL INVESTMENTS:        -        Corporate Debt Instruments
    (See  Permitted   Investment  -        Foreign Instruments
    Strategies,  Investments and
    Associated  Risk  for a more
    detailed description)

===============================================================================================================================

===============================================================================================================================

                                           GLOBAL HIGH YIELD PORTFOLIO

===============================================================================================================================
INVESTMENT OBJECTIVE:             To attain a high level of total return as may be consistent with the preservation of capital.

===============================================================================================================================
PRINCIPAL INVESTMENT              The Portfolio will invest primarily in high yield debt securities. High yield bonds
STRATEGIES:                       (also referred to as "junk bonds") have a rating of BB or lower and pay a higher yield to compensate for its greater risk. The performance objective of the Portfolio is to outperform the Salomon Smith Barney All BB Index and Salomon Smith Barney B Rated Issues
                                  Index.

===============================================================================================================================
    MINIMUM QUALITY                                       S&P            Moody's                             AVERAGE
    RATING:                       S&P:     Moody's:   (Short Term):   (Short Term):     Thompson:       PORTFOLIO QUALITY:
                                  ----     --------   -------------   -------------     ---------       ------------------
                                  CCC-        Caa3          C             P-3             LC-3                   B

===============================================================================================================================
    DURATION:                     The Portfolio's average U.S. dollar-weighted duration generally will not exceed one year, plus or minus the average duration of the Salomon Smith Barney All BB and B Rated Issues
                                  Index. As of December 31, 1999, the duration of the Salomon Smith Barney All BB Index and
                                  Salomon Smith Barney B Rated Issues Index was 5.20 years and 5.06 years, respectively.

===============================================================================================================================
    INVESTMENT POLICIES:          At least 65% of the  Portfolio's  total  assets must be invested in high yield debt  securities from worldwide  bond markets  including  emerging  market debt  securities.  The Portfolio will maintain  investments  in debt  securities of issuers from at least three  different  countries including  the U.S.  At least 35% of the  Portfolio's  total  assets  will be  invested in debt securities from jurisdictions  outside the U.S. For temporary defensive  purposes,  100% of the
                                  Portfolio's  total  assets  may be  invested  in  U.S.  Government  securities,  cash  or  cash equivalent securities.  These defensive strategies may prevent the Portfolio from achieving its investment objective.  The Portfolio is "non-diversified" under the 1940 Act.

===============================================================================================================================
    PRINCIPAL INVESTMENTS:        -        Corporate Debt Instruments
    (See Permitted Investment     -        Brady Bonds
    Strategies, Investments       -        Foreign Instruments
    and Associated Risk for a     -        Indexed Notes, Currency Exchange-Related Securities and Similar Securities
    more detailed description)

===============================================================================================================================

===============================================================================================================================

                                                   INFLATION-INDEXED PORTFOLIO

===============================================================================================================================
INVESTMENT OBJECTIVE:             To  attain a high  level of  return in excess  of  inflation  as may be  consistent  with the preservation of capital.

===============================================================================================================================
PRINCIPAL INVESTMENT              The Portfolio will invest primarily in securities with a coupon rate and/or principal amount
STRATEGIES:                       linked to the inflation rate from worldwide bond markets, denominated in both U.S. dollars and foreign currencies. The performance objective of the Portfolio is to outperform the
                                  Lehman Brothers Global Real Index.

===============================================================================================================================
    MINIMUM QUALITY                                       S&P            Moody's                             AVERAGE
    RATING:                       S&P:     Moody's:   (Short Term):   (Short Term):     Thompson:       PORTFOLIO QUALITY:
                                  ----     --------   ------------    -------------     ---------       ------------------
                                  BBB-       Baa3          A-2             P-2              B                AA (Aa)

===============================================================================================================================
    DURATION:                     The Portfolio's  average U.S.  dollar-weighted  duration  generally will not exceed one year, plus or minus the average  duration of the Lehman  Brothers Global Real Index. As of December
                                  31, 1999, the duration of the Lehman Brothers Global Real Index was 3-6 years.

===============================================================================================================================
    INVESTMENT POLICIES:          At least 65% of the Portfolio's total assets must be invested in inflation indexed securities.
                                  The Portfolio is not required to invest any minimum percentage of its assets in debt securities of issuers located outside the U.S. nor in any minimum number of countries or currencies. For temporary defensive purposes, 100% of the Portfolio's total assets may be invested in U.S. Government securities, cash or cash equivalent securities. These defensive strategies may prevent the Portfolio from achieving its investment objective. The Portfolio is
                                  "non-diversified" under the 1940 Act.

===============================================================================================================================
    PRINCIPAL INVESTMENTS:        -        Foreign Instruments
    (See Permitted Investment     -        Inflation-Indexed Securities
    Strategies, Investments       -        U.S. Government and Agency Securities
    and Associated Risk for a
    more detailed description)

===============================================================================================================================


                           PRINCIPAL INVESTMENT RISKS

"Risk" is the chance that you may lose money on an investment or that you will not earn as much as you expect. The greater the risk, the greater the possibility of losing money.

All of the Portfolios described in this Prospectus are affected by changes in the economy, or in securities and other markets.

The possibility also exists that investment decisions of portfolio managers will not accomplish what they are designed to achieve. No assurance can be given that a Portfolio's investment objective will be achieved.


Investments in the U.S. Treasury and U.S. Corporate Portfolios are neither guaranteed nor insured by the United States Government. The Portfolios may invest in U.S. Government and agency securities, some of which are backed by the full faith and credit of the United States and others which are subject to varying degrees of risk.


Investments in the Portfolios are subject to certain of the following risks. The risks associated with each Portfolio depend on its investment strategy and the types of securities it holds. The specific risks affecting each Portfolio are indicated in the individual portfolio descriptions in this prospectus.

-------------------------------------------------------------------------------------------------------------------------------
                     Mortgage  Asset-  High    Enhanced  U.S       U.S.        Broad    International   Global   Inflation-
                     LIBOR     Backed  Yield   Equity    Treasury  Corporate   Market   Corporate       High     Indexed
Risks:                                         Markets                                                  Yield
-------------------------------------------------------------------------------------------------------------------------------
Banking industry                 X                                                X
risk
-------------------------------------------------------------------------------------------------------------------------------
Correlation risk        X        X        X       X        X          X           X         X             X          X
-------------------------------------------------------------------------------------------------------------------------------
Credit risk             X        X        X       X                   X           X         X             X          X
-------------------------------------------------------------------------------------------------------------------------------
Currency risk           X                                                                   X             X          X
-------------------------------------------------------------------------------------------------------------------------------
Foreign risk                              X                                                 X             X          x
-------------------------------------------------------------------------------------------------------------------------------
Futures risk                                      X                                         X             X          X
-------------------------------------------------------------------------------------------------------------------------------
Hedging risk            X                                                                                 X          X
-------------------------------------------------------------------------------------------------------------------------------
Interest rate risk      X        X        X       X        X          X           X         X             X          X
-------------------------------------------------------------------------------------------------------------------------------
Leverage risk           X        X                X                                                       X          X
-------------------------------------------------------------------------------------------------------------------------------
Liquidity risk          X        X        X       X                   X           X         X             X          X
-------------------------------------------------------------------------------------------------------------------------------
Market risk             X        X        X       X        X          X           X         X             X          X
-------------------------------------------------------------------------------------------------------------------------------
Non-diversification     X        X        X       X        X          X           X         X             X          X
risk
-------------------------------------------------------------------------------------------------------------------------------
Prepayment risk         X        X        X       X                   X           X
-------------------------------------------------------------------------------------------------------------------------------



BANKING INDUSTRY    Investing in bank obligations will expose a Portfolio to
RISK:               risks associated with the banking industry such as interest rate and credit risks.

CORRELATION RISK:   Derivatives are financial instruments whose value depends
                    upon, or is derived from, the value of something else, such as one or more underlying securities, indexes or currencies.
                    The prices of a particular derivative instrument may not move in the same way as the underlying security or, in the case of a hedging transaction, of the securities which are the subject of a hedge.

CREDIT RISK:        A Portfolio may be exposed to the risk that a security's
                    issuer or a counterparty to a contract will default or not be able to honor a financial obligation.

CURRENCY RISK:      Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. When synthetic and cross-hedges are used, the net exposure of a Portfolio to any one currency may be different from that of its total assets denominated in such currency.

FOREIGN RISK:       Investing in foreign securities will expose a Portfolio
                    to risks such as political and economic instability, currency devaluation and high inflation rates, which may result in Portfolio losses and volatility.

FUTURES RISK:       The use of futures exposes a Portfolio to the risk that the
                    Investment Adviser will not be able to anticipate correctly movements in the direction of interest rates, securities prices, and currency markets and the imperfect correlation between the price of futures contracts and movements in the prices of the securities being hedged.

HEDGING RISK:       Hedging exposes a Portfolio to the risk that the hedge will lose value while the hedged investment increases in value.

INTEREST RATE:      Investing in fixed-rate debt securities will expose a
RISK:               Portfolio to the risk that the value of the Portfolio's
                    investments will decline if interest rates rise.

LEVERAGE RISK:      The use of derivatives exposes a Portfolio to the risk of
                    leverage which may result in greater fluctuations in a Portfolio's net asset value than would have occurred had the Portfolio invested in the underlying security.

LIQUIDITY RISK:     Certain securities may be difficult or impossible to sell at favorable prices within the desired time frame.

MARKET RISK:        The market value of a security may increase or decrease over time. Such fluctuations can cause a security to be worth less than the price originally paid for it or less than it was worth at an earlier time. Market risk may affect a single issuer, entire industry or the market as a whole.

NON-DIVERSIFICATION A non-diversified Portfolio may invest more of its assets in
RISK: the securities of fewer companies than a diversified Portfolio. This vulnerability to factors affecting a single investment can result in greater Portfolio losses and volatility.

PREPAYMENT RISK:    A Portfolio that invests in mortgage-backed and other
                    asset-backed securities is exposed to the risk that such securities may repay principal either faster or slower than expected.

                             PERFORMANCE INFORMATION

All of the Portfolios have not commenced operations and therefore no performance information is presented for any Portfolio.

                                    FEE TABLE

This Table describes the fees and expenses that you may pay if you buy and hold shares of a Portfolio.

-------------------------------------------------------------------------------------------------------------------------------
Portfolio            Mortgage  Asset-  High    Enhanced  U.S       U.S.        Broad    International   Global   Inflation-
Name:                LIBOR     Backed  Yield   Equity    Treasury  Corporate   Market   Corporate       High     Indexed
                                               Markets                                                  Yield
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Shareholder Fees      NONE      NONE    NONE    NONE      NONE      NONE        NONE        NONE         NONE       NONE
(Fees Paid Directly
From Your
Investment)

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Annual Fund
Operating Expenses
(Expenses that are
Deducted From Fund
Assets)
-------------------------------------------------------------------------------------------------------------------------------
Management Fees       0.30%     0.10%   0.40%   0.35%     0.30%     0.10%       0.30%       0.10%        0.50%      0.40%
-------------------------------------------------------------------------------------------------------------------------------
Distribution Fees     None      None    None    None      None      None        None        None         None       None
(12b-1)
-------------------------------------------------------------------------------------------------------------------------------
Other Expenses        0.15%     0.15%   0.20%   0.15%     0.15%     0.15%       0.15%       0.20%        0.20%      0.15%
-------------------------------------------------------------------------------------------------------------------------------
Total Annual Fund
Operating Expenses    0.45%     0.25%   0.60%   0.50%     0.45%     0.25%       0.45%       0.30%        0.70%      0.55%
---------------------------------------------------------------------------------------------------------------------------------



The Investment Adviser and Investors Capital (the "Administrator") have voluntarily agreed to cap the Net Operating Expenses of a Portfolio (on an annualized basis) of that Portfolio's average daily net assets as set forth in the table below. The Investment Adviser and the Administrator will not attempt to recover prior period waivers should expenses fall below the cap. All operating expenses exceeding the voluntary waiver of fees will be paid by the Investment Adviser. Under an Administration Agreement effective May 29, 1998 between the Fund and the Administrator, the Administrator provides administrative services to the Fund, for an incentive fee in the event the Portfolio operates below its expense ratio. This fee is capped at 0.02% of the Portfolio's average daily net assets.

-------------------------------------------------------------------------------------------------------------------------------
Portfolio            Mortgage  Asset-  High    Enhanced  U.S       U.S.        Broad    International   Global   Inflation-
Name:                LIBOR     Backed  Yield   Equity    Treasury  Corporate   Market   Corporate       High     Indexed
                                               Markets                                                  Yield
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Net Operating         0.45%     0.25%   0.60%   0.50%     0.45%     0.25%       0.45%        0.30%        0.70%      0.60%
Expense Cap
-------------------------------------------------------------------------------------------------------------------------------
Total Waived          None      None    None    None      None      None        None         None         None       None
Fees
-------------------------------------------------------------------------------------------------------------------------------


                             EXPENSES TABLE EXAMPLE

The following table is intended to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds.

These Portfolios have not commenced investment operations, therefore only fees for one and three years are represented.

The example assumes that you invest $10,000 in each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

------------------------------------- --------------------- -------------------
PORTFOLIO NAME                        1 YEAR                3 YEARS
------------------------------------- --------------------- -------------------

------------------------------------- --------------------- -------------------
Mortgage LIBOR                        $46                   $144
------------------------------------- --------------------- -------------------
Asset-Backed                          $26                   $80
------------------------------------- --------------------- -------------------
High Yield                            $61                   $192
------------------------------------- --------------------- -------------------
Enhanced Equity Markets               $51                   $160
------------------------------------- --------------------- -------------------
U.S. Treasury                         $46                   $144
------------------------------------- --------------------- -------------------
U.S. Corporate                        $26                   $80
------------------------------------- --------------------- -------------------
Broad Market                          $46                   $144
------------------------------------- --------------------- -------------------
International Corporate               $31                   $97
------------------------------------- --------------------- -------------------
Global High Yield                     $72                   $224
------------------------------------- --------------------- -------------------
Inflation-Indexed                     $56                   $176
------------------------------------- --------------------- -------------------

                                 FUND MANAGEMENT

                               BOARD OF DIRECTORS

The Board of Directors of FFTW Funds, Inc. (the "Fund"), is responsible for the overall management and supervision of each Portfolio, which is a series of the Fund. The Fund's Directors are Stephen P. Casper, John C Head III, Lawrence B. Krause, Andrea Redmond, Saul H. Hymans and Onder John Olcay. Additional information about the Directors and the Fund's executive officers may be found in the Statement of Additional Information under the heading "Management of the Fund."

                               INVESTMENT ADVISER

Subject to the direction and authority of the Board of Directors, Fischer Francis Trees & Watts, Inc. ("FFTW" or the "Investment Adviser"), serves as Investment Adviser to the Portfolios. The Investment Adviser continuously conducts investment research and is responsible for the purchase, sale or exchange of the Portfolios' assets. Organized in 1972, the Investment Adviser is registered with the Securities and Exchange Commission and is a New York corporation currently managing over $30 billion in assets for numerous fixed-income portfolios. The Investment Adviser currently advises over 100 major institutional clients including banks, central banks, pension funds and other institutional clients. The average size of a client relationship with the Investment Adviser is in excess of $200 million. The Investment Adviser also serves as the sub-adviser to three portfolios of two other open-end management investment companies. The Investment Adviser's offices are located at 200 Park Avenue, New York, New York 10166. The Investment Adviser is directly wholly-owned by Charter Atlantic Corporation, a New York corporation.

                             INVESTMENT SUB-ADVISER


Fischer Francis Trees & Watts, a corporate partnership organized under the laws of the United Kingdom and an affiliate of the Investment Adviser, serves as Sub-Adviser to the international Portfolios. Organized in 1989, the Sub-Adviser is a U.S.-registered investment adviser and currently manages approximately $7.5 billion in multi-currency fixed-income portfolios for institutional clients. The Investment Adviser pays the Sub-Adviser monthly from its advisory fee. The Sub-Adviser's offices are located at 3 Royal Court, The Royal Exchange, London, EC 3V 3RA. The Sub-Adviser is directly and indirectly wholly-owned by Charter Atlantic Corporation, a New York corporation.


                               PORTFOLIO MANAGERS

FFTW uses a team approach for making the strategic and sector allocations within each of its model portfolios. For each Portfolio, a specific portfolio manager is responsible for portfolio implementation and compliance with Portfolio-specific and FFTW-wide investment strategy. The portfolio manager determines the broad risk parameters under which a Portfolio operates, but relies on specialist investment teams for the generation of ideas and specific investments in a Portfolio. The following groups and teams assist in the selection of specific investments, subject to each Portfolio's investment policies and restrictions: the Duration, Country and Foreign Exchange Strategy Group, consisting of the Foreign Exchange, U.S. Bloc, Europe and Japan teams, and the Sector Allocation Strategy Group, consisting of the Global Credit, Mortgages and Emerging Markets teams.

LIAQUAT AHAMED, MANAGING DIRECTOR. Mr. Ahamed is responsible for management of the Broad Market Portfolio. Mr. Ahamed joined FFTW in 1988 after nine years with the World Bank, where he was in charge of all investments in non-U.S. dollar government bond markets. Mr. Ahamed also served as an economist with senior government officials in the Philippines, Korea, and Bangladesh. He has a B.A. in economics from Trinity College, Cambridge University and an A.M. in economics from Harvard University.

ADAN AKANT, MANAGING DIRECTOR. Mr. Akant is responsible for management of the U.S. Treasury and Inflation-Indexed Portfolios. He joined FFTW in 1984 after six years with the World Bank, where he served initially as a project financial analyst in Europe and the Middle East area before joining the treasurer's staff as an investment officer in 1979. Over the next five years, as a member of the investment department, he was responsible for investment and trading of each of the major sectors of the bank's actively managed liquidity portfolio. He was a member of the investment strategy committee and shared responsibility for formulating and implementing the bank's trading and investment strategy. In 1982, Mr. Akant was promoted to senior investment officer and was the division's deputy in charge of the US dollar portfolio. At the bank, Mr. Akant developed new measures of risk and return, various technical trading tools, and the bank's portfolio optimization model for strategic decision-making. He was also responsible for regularly analyzing the overall foreign exchange risk exposure of the bank and its borrowers from both the asset and liability viewpoints. In addition, he provided technical advice to the treasurer on the bank's multi-currency borrowing program. At the Massachusetts Institute of Technology, Mr. Akant earned a PhD in systems science (1977), an MS in finance and international management (1978), an Engineer's degree (1975), and MS (1974) and BS (1972) degrees in electrical engineering . He also taught graduate and undergraduate level courses as a teaching assistant. Mr. Akant is a member of the New York Academy of Sciences, IEEE, and of the Sigma XI, Tau Beta Pi, and Eta Kappa Nu honor societies.

MARK HANCOCK, PORTFOLIO MANAGER. Mr. Hancock is responsible for management of the Mortgage LIBOR Portfolio. Mr. Hancock joined FFTW in 1998 after twelve years at Morgan Stanley. For seven years, Mr. Hancock was with Morgan Stanley's mortgage research department where he built the quantitative infrastructure for derivatives trading. Subsequently, Mr. Hancock was responsible for mortgage swaps trading and established the proprietary arbitrage trading activity. Mr. Hancock holds an MS in Industrial Administration from Carnegie Mellon University and a B.S. in biology from Washington and Lee University.

JEFFREY HOLTMAN, PORTFOLIO MANAGER. Mr. Holtman is responsible for management of the Asset-Backed Portfolio and other Portfolios of FFTW Funds, Inc. Mr. Holtman joined FFTW in May 1996 after two years with J.P. Morgan as a credit risk analyst. At J.P. Morgan, Mr. Holtman was responsible for evaluating credit risk and portfolio suitability analysis in the equity research group. Mr. Holtman received a B.S. in Industrial Management and Economics from Carnegie Mellon University (1994).

DAVID J. MARMON, MANAGING DIRECTOR. Mr. Marmon is responsible for management of the Enhanced Equity Markets, High-Yield, Global High Yield, International Corporate, and U.S. Corporate Portfolios. He joined FFTW in 1990 from Yamaichi International (America) where he headed futures and options research. Mr. Marmon was previously a financial analyst and strategist at the First Boston Corporation, where he developed hedging programs for financial institutions and industrial firms. Mr. Marmon has a B.A. SUMMA CUM LAUDE in economics from Alma College and an M.A. in economics from Duke University.

                             SHAREHOLDER INFORMATION

                                    PURCHASES

Portfolio shares may be purchased directly from the Portfolio, or obtained by employing the services of an outside broker or agent. Such broker or agent may charge a fee for its services. The minimum initial investment in any Portfolio, if shares are purchased directly from the Portfolio, is $100,000; such minimum may be waived at the discretion of FFTW or the distributor, First Fund Distributors, Inc. ("First Fund"). Subsequent investments or redemptions may be of any amount. Initial investments, if obtained through a broker or agent may be for amounts lower than $100,000. There are no loads or 12b-1 distribution fees imposed by the Portfolio. Shares purchased will begin accruing dividends in all Portfolios except Mortgage LIBOR, Mortgage-Backed, and Asset-Backed on the day Federal funds are received.


Purchases may be made on any "Business Day," meaning, any Monday through Friday, with the exception of the holidays declared by the Federal Reserve Banks of New York or Boston. At the present time, these holidays are: New Year's Day, Dr. Martin Luther King's Birthday, Presidents' Day, Memorial Day, Fourth of July, Labor Day, Columbus Day, Veterans Day, Thanksgiving, and Christmas.


WIRING INSTRUCTIONS

To:                 Investors Bank & Trust Company, Boston, Massachusetts.
ABA Number:         011001438
Account Name:       First Fund Distributors, Inc. - Fund Purchase Account
Account Number:     933333333
Reference:          (Indicate Portfolio name)

                               TO PURCHASE SHARES


--------------------- ----------------- --------------------- -------------------------------- ---------------------------------
PORTFOLIO NAME        WHEN NET ASSET    WHEN & HOW SHARES     PROCEDURE FOR SAME DAY           RESULT OF LATE NOTIFICATION OR
                      VALUE (NAV) IS    MAY BE PURCHASED      PURCHASES                        DELAY IN RECEIPT OF FUNDS
                      DETERMINED
--------------------- ----------------- --------------------- -------------------------------- ---------------------------------
-    MORTGAGE         Last Business     -    Last             -    Purchasers must call        -    The Portfolio must
     LIBOR            Day of each            Business Day          Investors Capital at             receive notice before 4
-    ASSET-BACKED     week or on any         of each week          (800) 762-4848 or (212)          p.m. (wire may be received
-    HIGH YIELD       other Business         or on any             332-5211 if within the           after 4 p.m. ET) for
-    GLOBAL           Days approved          other Business        City of New York or              shares to be bought at
     HIGH YIELD       by the                 Days approved         Investors Bank at (617)          that day's price.
                      Investment             by the                330-6000 prior to 12:00
                      Adviser.               Investment            p.m. ET to inform the       -    Shares will be bought
                                             Adviser.              Portfolio of the incoming        at the next business day's
                                                                   wire transfer.                   price if wire is received
                                                                                                    after 4:00 p.m. ET and no
                                        -    Submitted        -    Purchasers must                  notice is given.
                                             orders must           indicate which Portfolio
                                             include a             is to be purchased.
                                             completed
                                             account          -    If Federal funds are
                                             application.          received by the Portfolio
                                                                   that day, the order will
                                        -    Federal               be effective that day.
                                             funds                 Price of shares is based
                                             must be               on the next calculation of
                                             wired to First        NAV after the order is
                                             Fund's "Fund          placed.
                                             Purchase
                                             Account" at
                                             Investors Bank
                                             & Trust Company
                                             ("Investors
                                             Bank")
--------------------- ----------------- --------------------- -------------------------------- ---------------------------------
-    ENHANCED         All Business      -    Any              -    Purchasers must call        -    The Portfolio must
     EQUITY MARKETS   Days                   Business Day          Investors Capital at             receive notice before 4
-    U.S                                                           (800) 762-4848 or (212)          p.m. (wire may be received
     TREASURY                           -    Submitted             332-5211 if within the           after 4 p.m. ET) for
-    U.S.                                    orders should         City of New York or              shares to be bought at
     CORPORATE                               include a             Investors Bank at (617)          that day's price.
-    BROAD                                   completed             330-6000 prior to 12:00
     MARKET                                  account               p.m. ET to inform the       -    Shares will be bought
-    INTERNATIONAL                           application.          Portfolio of the incoming        at the next business day's
       CORPORATE                                                   wire transfer.                   price if wire is received
-    INFLATION-                          -   Federal                                                after 4:00 p.m. ET and no
     INDEXED                                 funds must       -    Purchasers must                  notice is given.
                                             be wired              indicate which Portfolio
                                             to First              is to be purchased.
                                             Fund's "Fund
                                             Purchase         -    If Federal funds are
                                             Account" at           received by the Portfolio
                                             Investors Bank.       that day, the order will
                                                                   be effective that day.
                                                                   Price of shares is based
                                                                   on the next calculation
                                                                   of NAV after the order is
                                                                   placed.
--------------------- ----------------- --------------------- -------------------------------- ---------------------------------



                                   REDEMPTIONS


All Portfolio shares (fractional and full) will be redeemed upon shareholder request. The redemption price will be the net asset value per share, determined once the Transfer Agent receives proper notice of redemption (see table below). Shares redeemed receive dividends declared up to, and including the day preceding the day of the redemption payment.

Shares may be redeemed by employing the services of an outside broker or agent or may be redeemed directly from the Portfolio. Such broker or agent may charge a fee for its services. There are no loads or 12b-1 distribution fees imposed by the Portfolio. No charge is imposed by the Portfolio to redeem shares, however, a shareholder's bank may impose its own wire transfer fee for receipt of the wire. The Fund may execute redemptions in any amount requested by the shareholder up to the amount the shareholder has invested in the Portfolio.


A shareholder may change its authorized agent or the account designated to receive redemption proceeds at any time by writing to the Transfer Agent with an appropriate signature guarantee. Further documentation may be required when deemed appropriate by the Transfer Agent.


A telephone redemption option is made available to shareholders on the Portfolio's Account Application. The Portfolio or the Transfer Agent may employ procedures designed to confirm that instructions communicated by telephone are genuine. If the Portfolio does not employ such procedures, it may be liable for losses due to unauthorized or fraudulent instructions. The Portfolio or the Transfer Agent may require personal identification codes and will only wire funds through pre-existing bank account instructions. No bank instruction changes will be accepted via telephone.


In an attempt to reduce expenses, a Portfolio may redeem shares of any shareholder whose Portfolio account has a net asset value lower than $100,000. A shareholder's account may be involuntarily redeemed by a Portfolio should its account value fall below minimum investment requirements. An involuntary redemption will not occur when drops in investment value are the sole result of adverse market conditions. A
Portfolio will give 60 days prior written notice to shareholders whose shares are being redeemed to allow them to purchase sufficient additional shares of the Portfolio to avoid such redemption. The Portfolio also may redeem shares in a shareholder's account as reimbursement for loss due to the failure of a check or wire to clear in payment of shares purchased.


                                TO REDEEM SHARES


----------------------------------------------------------------------------------------------------------------------------------
1.   SHAREHOLDERS MUST PROVIDE THE FOLLOWING INFORMATION:

     a.   The dollar or share amount to be redeemed;
     b.   The account to which the redemption proceeds should be wired (this account will have been previously designated by the shareholder on its Account Application Form);
     c.   The name of the shareholder; and
     d.   The shareholder's account number

2.   SHAREHOLDERS SHOULD CALL THE TRANSFER AGENT AT (800) 247-0473 OR INVESTORS CAPITAL SERVICES AT (800) 762-4848 TO REQUEST A
     REDEMPTION.

3.   IN THE CASE OF FOREIGN EXCHANGES, A PORTFOLIO'S NAV MAY CHANGE WHEN SHAREHOLDERS CANNOT BUY OR SELL SHARES.

----------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO NAME              WHEN REDEMPTION EFFECTIVE                                  RESULT OF LATE NOTIFICATION OF REDEMPTION
--------------------------- ---------------------------------------------------------- -------------------------------------------
                            If notice is received by the Transfer Agent by 4:00 p.m.   If notice is received  by the Transfer Agent
- Mortgage LIBOR            ET on any Business Day, the redemption will be effective   on a non-business day or after 4:00 p.m. ET
- Asset-Backed              and payment will be made within seven calendar days, but   on a Business Day, the redemption notice
- High Yield                generally two business days following receipt of such      will be deemed received as of the next
- Enhanced Equity           notice. Price of shares is based on the next calculation   Business Day.
  Markets                   of the NAV after the order is placed.
- U.S Treasury
- U.S. Corporate
- Broad Market
- International
    Corporate
- Global High Yield
- Inflation-Indexed

--------------------------- ---------------------------------------------------------- -------------------------------------------


                           PRICING OF PORTFOLIO SHARES

Your price for Portfolio shares is the Portfolio's net asset value per share. Portfolio net asset value is calculated by: (1) adding the market value of all the Portfolio's assets, (2) subtracting all of the Portfolio's liabilities, and then (3) dividing by the number of shares outstanding and adjusting to the nearest cent.


1. For all Portfolios other than Mortgage LIBOR, Asset-Backed, High Yield and Global High Yield, net asset value is calculated by the Portfolio's Accounting Agent as of 4:00 p.m. ET on each Business Day.
2. The Mortgage LIBOR Portfolio's net asset value is calculated by the Portfolio's Accounting Agent as of 4:00 p.m. ET on the last Business day of each week, on any other Business Days in which the Investment Adviser approves a purchase, and on each Business Day for which a redemption order has been placed.
3. The Asset-Backed and High Yield Portfolios' net asset values are calculated by the Portfolio's Accounting Agent as of 4:00 p.m. ET on the last Business Day of each week and each month, on any other Business Days in which the Investment Adviser approves a purchase, and on each Business Day for which a redemption order has been placed.
4. The Global High Yield's net asset value is calculated by the Portfolio's Accounting Agent as of 4:00 p.m. on the Last Business Day of each month, on any other Business Days in which the Investment Adviser approves a purchase, and on each Business Day for which a redemption order has been placed.


Each Portfolio's investments are valued based on market value or, if no market value is available, based on fair value as determined by the Board of Directors (or under their direction). All assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values. Some specific pricing strategies follow:

1. All short-term dollar-denominated investments that mature in 60 days or less are valued on the basis of amortized cost which the Board of Directors has determined represents fair value;

2. Securities mainly traded on a U.S. exchange are valued at the last sale price on that exchange or, if no sales occurred during the day, at the current quoted bid price; and
3. Securities mainly traded on a non-U.S. exchange are generally valued according to the last available closing values on that exchange. Because foreign markets may be open at different times than the New York Stock Exchange, the value of a Portfolio's shares may change on days when shareholders may not be able to buy or sell them. However, if an event that may change the value of a security occurs after the time the value was determined, the Board of Directors or its delegate might adjust the fair market value.

                                    DIVIDENDS


If desired, shareholders must request to receive dividends in cash (payable on the first Business Day of the following month) on the Account Application Form. Absent such notice, all dividends will be automatically reinvested in additional shares on the last Business Day of each month at the share's net asset value. In the unlikely event that a Portfolio realizes net short- or long-term capital gains (i.e., with respect to assets held more than one year), the Portfolio will distribute such gains by automatically reinvesting (unless a shareholder has elected to receive cash) them in additional Portfolio shares.


Net investment income (including accrued but unpaid interest, amortization of original issue and market discount or premium) of each Portfolio, other than, Mortgage LIBOR, Asset-Backed, High Yield and Global High Yield Portfolios will be declared as dividends payable daily to the respective shareholders of record as of the close of each Business Day. The net investment income of Mortgage LIBOR, Asset-Backed, High Yield and Global High Yield Portfolios will be declared as dividends payable to the respective shareholders of record as of the last Business Day of each month.

                                  VOTING RIGHTS


Each share of the Fund gives the shareholder one vote in Director elections and other shareholder voting matters. Matters to be acted upon affecting a particular Portfolio (such as approval of the investment advisory agreement with the Investment Adviser or the submission of changes to fundamental Portfolio investment policy) require the affirmative vote of the Portfolio shareholders. The election of the Fund's Board of Directors and the approval of the Fund's independent auditors are voted upon by shareholders on a Fund-wide basis. The Fund is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Fund's or a Portfolio's operation and for the election of Directors under certain circumstances. Directors may be removed by shareholders at a special meeting. The Directors shall call a special meeting of a Portfolio upon written request of shareholders owning at least 10% of the Portfolio's outstanding shares.

                               TAX CONSIDERATIONS

The following discussion is for general information only. An investor should consult with his or her own tax adviser as to the tax consequences of an investment in a Portfolio, including the status of distributions from each Portfolio under applicable state or local law.

FEDERAL INCOME TAXES
Each Portfolio will distribute all of its taxable income by automatically reinvesting such income in additional Portfolio shares and distributing those shares to its shareholders, unless a shareholder elects on the Account Application Form to receive cash payments for such distributions. Shareholders receiving distributions from the Fund in the form of additional shares will be treated for federal income tax purposes as receiving a distribution in an amount equal to the fair market value of the additional shares on the date of such a distribution.

Dividends a Portfolio pays from its investment company taxable income (including interest and net short-term capital gains) will be taxable to U.S. shareholders as ordinary income, whether received in cash or in additional Fund shares. Designated distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) are generally taxable to shareholders at the applicable long-term capital gains rates, regardless of how long they have held their Portfolio shares. If a portion of a Portfolio's income consists of dividends paid by U.S. corporations, a portion of the dividends paid by the Portfolio may be eligible for the corporate dividends-received deduction.

A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Portfolio in October, November or December with a record date in any such month and paid by the Portfolio during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. Each Portfolio will inform shareholders of the amount and tax status of all amounts treated as distributed to them not later than 60 days after the close of each calendar year.

If a shareholder holds shares through a tax-deferred account, such as a retirement plan, income and gains will not be taxable each year. Instead, the taxable portion of amounts held in a tax-deferred account generally will be subject to tax only when a distribution is made from that account.


A shareholder who sells or redeems Fund shares will generally realize a capital gain or loss, which will be long-term or short term, generally depending upon the shareholder's holding of the shares. An exchange of shares may be treated as a sale.


As with all mutual funds, a Fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to shareholders who:

1.   fail to provide the Fund with a correct taxpayer identification number, or
2.   fail to make required certifications, or
3.   have been notified by the IRS that they are subject to backup withholding.

Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amount withheld may be credited against U.S. federal income tax liability.


The foregoing discussion is only a brief summary of the important federal tax considerations generally affecting a Portfolio and its shareholders. As noted above, IRAs receive special tax treatment. No attempt is made to present a detailed explanation of the federal, state or local income tax treatment of the Fund or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors in the Fund should consult their tax advisers with specific reference to their own tax situation.


STATE AND LOCAL TAXES
A Portfolio may be subject to state, local or foreign taxation in any jurisdiction in which the Portfolio may be deemed to be doing business. Portfolio distributions may be subject to state and local taxes. Portfolio distributions derived from interest on obligations of the U.S. Government and certain of its agencies, authorities and instrumentalities may be exempt from state and local taxes in certain states. Shareholders should consult their own tax advisers regarding possible state and local income tax exclusions for dividend portions paid by a Portfolio, which are attributable to interest from obligations of the U.S. Government, its agencies, authorities and instrumentalities.

                        DISTRIBUTION OF PORTFOLIO SHARES


Shares of each Portfolio are distributed by First Fund Distributors, Inc. ("First Fund"), pursuant to a Distribution Agreement dated as of January 1, 2000 by and among the Fund, Investors Bank & Trust Company and First Fund. No fees are payable by the Fund pursuant to the Distribution Agreement, and Investors Bank & Trust Company bears the expense of First Fund's distribution activities.


                             INVESTMENT INFORMATION

              PERMITTED INVESTMENT STRATEGIES AND ASSOCIATED RISKS

        PERMITTED INVESTMENT STRATEGIES, INVESTMENTS AND ASSOCIATED RISKS


-------------------------------------------------------------------------------------------------------------------------------
Portfolio            Mortgage  Asset-  High    Enhanced    U.S       U.S.      Broad    International   Global   Inflation-
Name:                LIBOR     Backed  Yield   Equity    Treasury  Corporate   Market     Corporate      High     Indexed
                                               Markets                                                  Yield
-------------------------------------------------------------------------------------------------------------------------------
Asset-Backed           X         X      |_|       X         |_|       X          X           |_|          |_|       |_|
Securities

-------------------------------------------------------------------------------------------------------------------------------
Bank                   |_|       |_|    |_|       X         |_|       X          X           |_|          |_|       |_|
Obligations

-------------------------------------------------------------------------------------------------------------------------------
Brady Bonds                             X         |_|                 |_|        |_|         |_|          X         |_|

-------------------------------------------------------------------------------------------------------------------------------
Convertibles                            X         |_|                 |_|        |_|         |_|          |_|
Securities

-------------------------------------------------------------------------------------------------------------------------------
Corporate Debt         |_|       |_|    X         X         |_|       X          X           X            X         |_|
Instruments

-------------------------------------------------------------------------------------------------------------------------------
Dollar Roll            |_|       |_|    |_|       |_|                 |_|        |_|         |_|          |_|       |_|
Transactions

-------------------------------------------------------------------------------------------------------------------------------
Duration Management    |_|       |_|    |_|       |_|       |_|       |_|        |_|         |_|          |_|       |_|

-------------------------------------------------------------------------------------------------------------------------------
Foreign Instruments                     X         |_|                 |_|        |_|         X            X         X

-------------------------------------------------------------------------------------------------------------------------------
Hedging                |_|       |_|    |_|       |_|       |_|       |_|        |_|         |_|          |_|       |_|
-------------------------------------------------------------------------------------------------------------------------------
High-Yield Bonds                        X                                                                 X
-------------------------------------------------------------------------------------------------------------------------------
Illiquid               |_|       |_|    |_|       |_|                 |_|        |_|         |_|          |_|       |_|
Securities

-------------------------------------------------------------------------------------------------------------------------------
Indexed Notes,                   |_|    |_|       |_|                 |_|        |_|         |_|          X         |_|
Currency
Exchange-Related
Securities and
Similar
Securities

-------------------------------------------------------------------------------------------------------------------------------
Inflation-Indexed      |_|       |_|    |_|       |_|       |_|       |_|        |_|         |_|          |_|       X
Securities

-------------------------------------------------------------------------------------------------------------------------------
Investment             |_|       |_|    |_|       |_|       |_|       |_|        |_|         |_|          |_|       |_|
Companies

-------------------------------------------------------------------------------------------------------------------------------
Mortgage-Backed        X         X      |_|        X        |_|       X          X           |_|          |_|       |_|
Securities


-------------------------------------------------------------------------------------------------------------------------------
Multi-National                          |_|       |_|                 |_|        |_|         |_|          |_|       |_|
Currency Unit
Securities or
More Than
One Currency
Denomination

-------------------------------------------------------------------------------------------------------------------------------
Municipal                               |_|       |_|                 |_|        |_|         |_|          |_|       |_|
Instruments

-------------------------------------------------------------------------------------------------------------------------------
Repurchase and         |_|       X      |_|       |_|       |_|       |_|        |_|         |_|          |_|       |_|
Reverse Repurchase
Agreements

-------------------------------------------------------------------------------------------------------------------------------
Short Sales            |_|       |_|    |_|       |_|                 |_|        |_|         |_|          |_|
Transactions
-------------------------------------------------------------------------------------------------------------------------------
Stripped               X         X      X         |_|       |_|       |_|        |_|         |_|          |_|       |_|
Instruments

-------------------------------------------------------------------------------------------------------------------------------
TBA Transactions       |_|       |_|    |_|       |_|                 |_|        |_|         |_|          |_|       |_|
-------------------------------------------------------------------------------------------------------------------------------
Total Return           |_|       X      |_|       |_|                 |_|        |_|         |_|          |_|       |_|
Swaps

-------------------------------------------------------------------------------------------------------------------------------
U.S. Government        X         X      |_|       X         X         X          X                        |_|       X
and Agency
Securities

-------------------------------------------------------------------------------------------------------------------------------
Warrants                                |_|                           |_|        |_|         |_|          |_|       |_|

-------------------------------------------------------------------------------------------------------------------------------
When Issued            |_|       |_|    |_|       |_|       |_|       |_|        |_|         |_|          |_|       |_|
& Forward Commitment
Securities
-------------------------------------------------------------------------------------------------------------------------------
Zero Coupon            |_|       |_|    X                   |_|       |_|        |_|
Securities

-------------------------------------------------------------------------------------------------------------------------------


     X    Principal Investments
    |_|   Other Investments



ASSET-BACKED SECURITIES

Asset-backed securities are secured by or backed by assets other than mortgage-related assets, such as automobile and credit card receivables. These securities are sponsored by such institutions as finance companies, finance subsidiaries of industrial companies and investment banks. Asset-backed securities have structural characteristics similar to mortgage-backed securities, however, the underlying assets are not first lien mortgage loans or interests, but include assets such as:

a.   motor vehicle installment sale contracts,
b.   other installment sale contracts,
c.   leases of various types of real and personal property, and
d.   receivables from revolving credit (credit card) agreements.

     RISKS: The principal amount of asset-backed securities is generally subject to partial or total prepayment risk. If an asset-backed security is purchased at a premium or discount to par, a prepayment rate that is faster than expected will reduce or increase, respectively, the yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect on yield to maturity. These securities may not have any security interest in the underlying assets, and recoveries on the repossessed collateral may not, in some cases, be available to support payments on these securities.

BANK OBLIGATIONS
Bank obligations are bank issued securities. These instruments include, but are not limited to:


a.  Time Deposits,            e.  Deposit Notes,              h.  Variable Rate Notes,
b.  Certificates of Deposit,  f.  Eurodollar Time deposits,   i.  Loan Participations,
c.  Bankers' Acceptances,     g.  Eurodollar Certificates of  j.  Variable Amount Master Demand Notes,
d.  Bank Notes,                   Deposit,                    k.  Yankee CDs, and
                                                              l.  Custodial Receipts


     RISKS: Investing in bank obligations exposes a Portfolio to risks associated with the banking industry such as interest rate and credit risks.

BRADY BONDS
Brady Bonds are debt securities, issued or guaranteed by foreign governments in exchange for existing external commercial bank indebtedness. To date, over $109 billion (face amount) of Brady Bonds have been issued by the governments of seventeen countries, the largest proportion having been issued by Argentina, Brazil, Mexico and Venezuela. Brady Bonds are either collateralized or uncollateralized, issued in various currencies (primarily the U.S. dollar), and are actively traded in the over-the-counter secondary market.

A Portfolio may invest in either collateralized or uncollateralized Brady Bonds. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Interest payments on such bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at the time and is adjusted at regular intervals thereafter.

     RISKS: Brady Bonds are generally issued by countries with developing capital markets or unstable governments and as such, are considered to be among the more risky international investments.


CONVERTIBLE SECURITIES
Convertible bonds or shares of convertible preferred stock are securities that may be converted into, or exchanged for, underlying shares of common stock, either at a stated price or stated rate. Convertible securities have general characteristics similar to both fixed income and equity securities.

     RISKS: Typically, convertible securities are callable by the company, which may, in effect, force conversion before the holder would otherwise choose. If the issuer chooses to convert the security, this action could have an adverse effect on a Portfolio's ability to achieve its objectives.

CORPORATE DEBT INSTRUMENTS
Corporate bonds are debt instruments issued by private corporations. As creditors, bondholders have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. A Portfolio purchases corporate bonds subject to quality restraints. Commercial paper, notes and other obligations of U.S. and foreign corporate issuers must meet the Portfolio's credit quality standards (including medium-term and variable rate notes). A Portfolio may retain a downgraded corporate debt security if the Investment Adviser determines retention of such security to be in the Portfolio's best interests.

     RISKS: Investing in corporate debt securities subjects a Portfolio to interest rate changes and credit risks.

DOLLAR ROLL TRANSACTIONS
Dollar roll transactions consist of the sale of mortgage-backed securities, with a commitment to purchase similar, but not identical securities at a future date, and at the same price. Portfolios will maintain a segregated custodial account for dollar roll transactions. The segregated accounts may contain cash, U.S. Government Securities or other liquid, unencumbered securities having an aggregate value at least equal to the amount of such commitments to repurchase the securities under the dollar roll transaction (including accrued interest).

     RISKS: Should the broker-dealer to whom a Portfolio sells an underlying security of a dollar roll transaction become insolvent, the Portfolio's right to purchase or repurchase the security may be restricted, or the price of the security may change adversely over the term of the dollar roll transaction.

DURATION MANAGEMENT
Duration measures a bond's price volatility, incorporating the following factors:
a.   the bond's yield,
b.   coupon interest payments,

c.   final maturity,
d.   call features, and
e.   prepayment assumptions.

Duration measures the expected life of a debt security on a present value basis. It incorporates the length of the time intervals between the present time and the time that the interest and principal payments are scheduled (or in the case of a callable bond, expected to be received) and weighs them by the present values of the cash to be received at each future point in time. For any debt security with interest payments occurring prior to the payment of principal, duration is always less than maturity. In general, for the same maturity, the lower the stated or coupon rate of interest of a debt security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a debt security, the shorter the duration of the security.

Futures, options and options on futures have durations closely related to the duration of the securities underlying them. Holding long futures or call options will lengthen a Portfolio's duration by approximately the same amount that holding an equivalent amount of the underlying securities would. Short futures or put option positions have durations roughly equal to the negative duration of the securities that underlie those positions and have the effect of reducing duration by approximately the same amount that selling an equivalent amount of the underlying securities would. The market price of a bond with a duration of two years would be expected to decline 2% if interest rates rose 1%. If a bond has an effective duration of three years, a 1% increase in general interest rates would be expected to cause the bond's value to decline by about 3%.

RISKS: Changes in weighted average duration of a Portfolio's holdings are not likely to be so large as to cause them to fall outside the ranges specified above. There is no assurance that deliberate changes in a Portfolio's weighted average duration will enhance its return relative to more static duration policies or Portfolio structures. In addition, it may detract from its relative return.

FOREIGN INSTRUMENTS


a. FOREIGN SECURITIES
Foreign securities are securities denominated in currencies other than the U.S. dollar and may be denominated in any single currency or multi-currency units. The Investment Adviser and the Sub-Adviser will adjust exposure of a Portfolio to different currencies based on their perception of the most favorable markets and issuers. In allocating assets among multiple markets for certain Portfolios, the Investment Adviser and the Sub-Adviser will assess the relative yield and anticipated direction of interest rates in particular markets, general market and economic conditions and the relationship of currencies of various countries to each other. In their evaluations, the Investment Adviser and the Sub-Adviser will use internal financial, economic and credit analysis resources as well as information obtained from external sources.


The global and international Portfolios will invest primarily in securities denominated in the currencies of the United States, Japan, Canada, Western European nations, New Zealand and Australia, as well as securities denominated in the Euro and the European Currency Unit. Further, it is anticipated that such securities will be issued primarily by governmental and private entities located in such countries and by supranational entities. Portfolios will only invest in countries considered to have stable governments, based on the Investment Adviser's analysis of social, political and economic factors.

b. FOREIGN GOVERNMENT, INTERNATIONAL AND SUPRANATIONAL AGENCY SECURITIES These securities include debt obligations issued or guaranteed by a foreign government or its subdivisions, agencies and instrumentalities, international agencies and supranational entities.

     RISKS: Generally, foreign financial markets have substantially less volume than the U.S. market. Securities of many foreign companies are less liquid, and their prices are more volatile than securities of comparable domestic companies. Certain Portfolios may invest portions of their assets in securities denominated in foreign currencies. These investments carry risks of fluctuations of exchange rates relative to the U.S. dollar. Securities issued by foreign entities (governments, corporations etc.) may involve risks not associated with U.S. investments, including expropriation of assets, taxation, political or social instability and low financial reporting standards--all of which may cause declines in investment returns.

c.   EMERGING MARKETS SECURITIES


Emerging markets securities are foreign securities issued from countries which are considered to be "emerging" or "developing" by the Morgan Stanley Composite Index (MSCI) or by the World Bank. Such emerging markets include all markets other than Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong,

Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

     RISKS: The risks of investing in foreign securities may be intensified when the issuers are domiciled or doing substantial business in emerging market countries or countries with developing capital markets. Security prices in emerging markets can be significantly more volatile than those in more developed nations of the world, reflecting the greater uncertainties of investing in less established markets and economies. Emerging market countries may have:

     a.  Relatively unstable governments;                         d.  restrictions on foreign ownership;
     b.  present the risk of sudden adverse government action;    e.  prohibitions of repatriation of assets; or
     c.  nationalization of businesses;                           f.  less  protection  of  property  rights than more
                                                                      developed countries

     The economies of countries with emerging markets may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. Transaction settlement procedures may be less reliable in emerging markets than in developed markets. Securities of issuers located in countries with emerging markets may have limited marketability and may be subject to more abrupt or erratic price movements.

HEDGING
Hedging techniques are used to offset certain investment risks. Such risks include: changes in interest rates, changes in foreign currency exchange rates and changes in securities and commodity prices. Hedging techniques are commonly used to minimize a given instrument's risks of future gain or loss. Hedging techniques include:

a.   engaging in swaps;                                d.   purchasing and selling futures contracts; and
b.   purchasing and selling caps, floors and collars;  e.   purchasing and selling options.
c.   purchasing or selling forward exchange contracts;



All hedging instruments described below constitute commitments by a Portfolio and therefore require the Portfolio to segregate cash (in any applicable currency), U.S. Government securities or other liquid and unencumbered securities (in any applicable currency) equal to the amount of the Portfolio's obligations in a separate custody account.


When a Portfolio purchases a futures or forward currency contract for non-hedging purposes, the sum of the segregated assets plus the amount of initial and variation margin held in the broker's account, if applicable, must equal the market value of the futures or forward currency contract.

When a Portfolio sells a futures or forward currency contract for non-hedging purposes, the Portfolio will have the contractual right to acquire:

     1.   the securities,
     2.   the foreign currency subject to the futures, or
     3.   the forward currency contract.

A portfolio will segregate assets, in an amount at least equal to the market value of the securities or foreign currency underlying the futures or forward currency contract.

Should the market value of the contract move adversely to the Portfolio, or if the value of the securities in the segregated account declines, the Portfolio will be required to deposit additional cash or securities in the segregated account at a time when it may be disadvantageous to do so.

A Portfolio will not enter into any swaps, caps or floors unless the unsecured commercial paper, senior debt or claims paying ability of the counterparty is rated either A or A-1 or better by S&P or A or P-1 or better by Moody's. If unrated, it must be determined to be of comparable quality by the Investment Adviser.

a.   SWAPS
Swaps are commonly used for hedging purposes. Hedging involving mortgage and interest rate swaps may enhance total return. Interest rate swaps involve a Portfolio's exchange with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Mortgage swaps are similar to interest rate swaps, both represent commitments to pay and receive funds. Currency swaps involve the exchange of their respective rights to make or receive payments in specified currencies.

b.   CAPS, FLOORS AND COLLARS
The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar incorporates a cap and a floor in one transaction as described above.

c.   FORWARD FOREIGN EXCHANGE CONTRACTS
A forward foreign exchange contract is the purchase or sale of a foreign currency, on a specified date, at an exchange rate established before the currency's payment and delivery to hedge the currency exchange risk associated with its assets or obligations denominated in foreign currencies. Synthetic hedging is a technique utilizing forward foreign exchange contracts that is frequently employed by many of the Portfolios. It entails entering into a forward contract to sell a currency, the changes in value of which are generally considered to be linked to a currency or currencies in which some or all of the Portfolio's securities are or are expected to be denominated, and buying U.S. dollars. There is a risk that the perceived linkage between various currencies may not be present during the particular time that a Portfolio is engaging in synthetic hedging. A Portfolio may also cross-hedge currencies by entering into forward contracts to sell one or more currencies that are expected to decline in value relative to other currencies to which the Portfolio has or expects to have exposure.

d.   FUTURES CONTRACTS
A futures contract is an agreement to buy or sell a specific amount of a financial instrument at a particular price on a specified date. The futures contract obligates the buyer to purchase the underlying commodity and the seller to sell it. Losses from investing in futures transactions that are unhedged or uncovered are potentially unlimited. Substantially all futures contracts are closed out before settlement date or called for cash settlement. A futures contract is closed out by buying or selling an identical offsetting futures contract that cancels the original contract to make or take delivery. At times, the ordinary spreads between values in the cash and futures markets, due to differences in the character of these markets, are subject to distortions. The possibility of such distortions means that a correct forecast of general market, foreign exchange rate or interest rate trends may not produce the Portfolio's intended results. Investors should note that the Enhanced Equity Markets Portfolio may, unlike the other Fund Portfolios, invest more than 5% of its total net assets in futures contracts and will utilize futures contracts for purposes other than bona fide hedging

e.   OPTIONS CONTRACTS
An option is a contractual right, but not an obligation, to buy (call) or sell
(put) property that is guaranteed in exchange for an agreed upon sum. If the right is not exercised within a specified period of time, the option expires and the option buyer forfeits the amount paid. An option may be a contract that bases its value on the performance of an underlying bond. When a Portfolio writes a call option, it gives up the potential for gain on the underlying securities or currency in excess of the exercise price of the option during the period that the option is open. A put option gives the purchaser, in return for a premium, the right, for a specified period or time, to sell the securities or currency subject to the option to the writer of the put at the specified exercise price. The writer of the put option, in return for the premium, has the obligation, upon exercise of the option, to acquire the securities or currency underlying the option at the exercise price. A Portfolio might, therefore, be obligated to purchase the underlying securities or currency for more than their current market price.

     RISKS: Hedging involves risks of imperfect correlation in price movements of the hedge and movements in the price of the hedged security. If interest or currency exchange rates do not move in the direction of the hedge, a Portfolio will be in a worse position than if hedging had not been employed. As a result, it will lose all or part of the benefit of the favorable rate movement due to the cost of the hedge or offsetting positions. Hedging transactions not entered into on a U.S. or foreign exchange may subject a Portfolio to exposure to the credit risk of its counterparty. Futures and options transactions entail special risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related Portfolio position could create the possibility that losses will be greater than gains in the value of the Portfolio's position. Other risks include the risk that a Portfolio could not close out a futures or options position when it would be most advantageous to do so.

HIGH YIELD BONDS
High yield bonds (also known as junk bonds) are issued by corporations who either do not have long track records of sales and earnings, or by those who possess questionable credit strength.

     RISKS: The risk of default is higher on high yield bonds than it would be on investment grade bonds.

ILLIQUID SECURITIES
Illiquid securities cannot be sold or disposed of in the ordinary course of business within seven days for approximately the value at which a Portfolio has valued the securities. These include:

1.   securities with legal or contractual restrictions on resale,
2. time deposits, repurchase agreements and dollar roll transactions having maturities longer than seven days, and
3.   securities not having readily available market quotations.

Although the Portfolios are allowed to invest up to 15% of the value of their net assets in illiquid assets, it is not expected that any Portfolio will invest a significant portion of its assets in illiquid securities. The Investment Adviser monitors the liquidity of such restricted securities under the supervision of the Board of Directors.

A Portfolio may purchase securities not registered under the Securities Act of 1933 as amended (the "1933 Act"), but which can be sold to qualified institutional buyers in accordance with Rule 144A under that Act. A Portfolio may also invest in commercial paper issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the 1933 Act (Section 4(2) paper). Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. If a particular investment in Rule 144A securities, Section 4(2) paper or private placement securities is not determined to be liquid, that investment will be included within the 15% limitation on investment in illiquid securities. The Investment Adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Directors.

     RISKS: Investing in illiquid securities presents the potential risks of tying up a Portfolio's assets at a time when liquidating assets may be necessary to meet debts and obligations.

INDEXED NOTES, CURRENCY EXCHANGE-RELATED SECURITIES AND SIMILAR SECURITIES These securities are notes, the principal amount of which and/or the rate of interest payable is determined by reference to an index. This index may be determined by the rate of exchange between the specified currency for the note and one or more other currencies or composite currencies.

     RISKS: Foreign currency markets can be highly volatile and are subject to sharp price fluctuations. A high degree of leverage is typical for foreign currency instruments in which a Portfolio may invest.

INFLATION-INDEXED SECURITIES
Inflation-indexed securities are linked to the inflation rate from worldwide bond markets such as the U.S. Treasury Department's "inflation-protection" issues. The initial issues are ten year notes which are issued quarterly. Other maturities will be sold at a later date. The principal is adjusted for inflation (payable at maturity) and the semi-annual interest payments equal a fixed percentage of the inflation adjusted principal amount. The inflation adjustments are based upon the Consumer Price Index for Urban Consumers. These securities may be eligible for coupon stripping under the U.S. Treasury program. In addition to the U.S. Treasury's issues, inflation-indexed securities include inflation-indexed securities from other countries such as Australia, Canada, New Zealand, Sweden and the United Kingdom.

     RISKS: If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. The current market value of the bonds is not guaranteed, and will fluctuate. The Portfolios also may invest in other inflation related bonds that may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

     The U.S. Treasury has only recently begun issuing inflation-indexed bonds. As such, there is limited trading history for these securities, and there can be no assurance that a liquid market in these instruments will develop, although one is expected to continue to evolve. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that a Portfolio may be forced to liquidate positions when it would not be advantageous to do so. Finally, there can be no assurance that the Consumer Price Index for Urban Consumers will accurately measure the real rate of inflation in the price of goods and services.

INVESTMENT COMPANIES
An investment company is an investment vehicle, which, for a management fee, invests the pooled funds of investors in securities appropriate for its investment objectives. Two basic types of investment companies exist:

1. Open end funds: these funds have a floating number of outstanding shares and will sell or redeem shares at their current net asset value,
2. Closed end funds: these funds have a fixed number of outstanding shares that are traded on an exchange.


The Portfolios will not invest in any funds classified as "load funds."


The acquiring company may not purchase or otherwise acquire securities in the acquired company (if no-load) if, immediately after the acquisition, the acquiring company and any company controlled by it would own in the aggregate more than 3% of the total outstanding voting stock of the acquired company, or would not otherwise comply with any requirements under the Investment Company Act of 1940.

A Portfolio may invest in another Portfolio within the FFTW Funds, Inc. family. This is commonly referred to as cross-portfolio investing. Should such cross-portfolio investing occur, investors will not be double-charged advisory fees. The Portfolio in which it is directly invested will only charge investors an advisory fee.

     RISKS: Generally, risks posed by a particular fund will mirror those posed by the underlying securities. A money market fund has the highest safety of principal, whereas bond funds are vulnerable to interest rate movements.

MORTGAGE-BACKED SECURITIES
Mortgage-backed securities are securities representing ownership interests in, or debt obligations secured entirely or primarily by, "pools" of residential or commercial mortgage loans or other mortgage-backed securities. Mortgage-backed securities may take a variety of forms, the most common being:


1.   Mortgage-pass through securities issued by
a.   the Government National Mortgage Association (Ginnie Mae),
b.   the Federal National Mortgage Association (Fannie Mae),
c.   the Federal Home Loan Mortgage Corporation (Freddie Mac),
d. commercial banks, savings and loan associations, mortgage banks or by issuers that are affiliates of or sponsored by such entities,
2. Collateralized mortgage obligations (CMOs) which are debt obligations collateralized by such assets, and
3.   Commercial mortgage-backed securities.


The Investment Adviser expects that new types of mortgage-backed securities may be created offering asset pass-through and asset-collateralized investments in addition to those described above by governmental, government-related and private entities. As new types of mortgage-related securities are developed and offered to investors, the Investment Adviser will consider whether it would be appropriate for a Portfolio to make investments in them.


CMOs are derivatives collateralized by mortgage pass-through securities. Cash flows from mortgage pass-through securities are allocated to various tranches in a predetermined, specified order. Each tranche has a stated maturity - the latest date by which the tranche can be completely repaid, assuming no prepayments - and has an average life - the average of the time to receipt of a principal payment weighted by the size of the principal payment. The average life is typically used as a proxy for maturity because the debt is amortized, rather than being paid off entirely at maturity.


     RISKS: A Portfolio may invest in mortgage-backed and other asset-backed securities carrying the risk of a faster or slower than expected prepayment of principal which may affect the duration and return of the security. Portfolio returns will be influenced by changes in interest rates. Changes in market yields affect a Portfolio's asset value since Portfolio debt will generally increase in value when interest rates fall and decrease when interest rates rise. Compared to debt that cannot be prepaid, mortgage-backed investments are less likely to increase in value during periods of declining interest rates and have a higher risk of decline in value during periods of rising interest rates. Thus, interest rates have an inverse relationship with corresponding market values. Prices of shorter-term securities generally fluctuate less in response to interest rate changes than do longer-term securities.

MULTI-NATIONAL CURRENCY UNIT SECURITIES OR MORE THAN ONE CURRENCY DENOMINATION Multi-national currency unit securities are tied to currencies of more than one nation. This includes the European Currency Unit--a "basket" consisting of specified currencies of the member states of the European Community (a Western European economic cooperative organization). These securities include securities denominated in the currency of one nation, although it is issued by a governmental entity, corporation or financial institution of another nation.

     RISKS: Investments involving multi-national currency units are subject to changes in currency exchange rates which may cause the value of such invested securities to decrease relative to the U.S. dollar.

MUNICIPAL INSTRUMENTS
Municipal instruments are debt obligations issued by a state or local government entity. The instruments may support general governmental needs or special governmental projects. It is not anticipated that such instruments will ever represent a significant portion of any Portfolio's assets.

     RISKS: Investments in municipal instruments are subject to the municipality's ability to make timely payment. Municipal instruments may also be subject to bankruptcy protection should the municipality file for such protection.

REPURCHASE AND REVERSE REPURCHASE AGREEMENTS
Under a repurchase agreement, a bank or securities firm (a dealer in U.S. Government Securities reporting to the Federal Reserve Bank of New York) or the Fund's Custodian agrees to sell U.S. Government Securities to a Portfolio and repurchase such securities from the Portfolio for an agreed price at a later date. Under a reverse repurchase agreement, a primary or reporting dealer in U.S. Government Securities purchases U.S. Government Securities from a Portfolio and the Portfolio agrees to repurchase the securities for an agreed price at a later date.

Each Portfolio will maintain a segregated custodial account for its reverse repurchase agreements. Until repayment is made, the segregated accounts may contain cash, U.S. Government Securities or other liquid, unencumbered securities having an aggregate value at least equal to the amount of such commitments to repurchase (including accrued interest). Repurchase and reverse repurchase agreements will generally be restricted to those maturing within seven days.

     RISKS: If the other party to a repurchase and/or reverse repurchase agreement becomes subject to a bankruptcy or other insolvency proceeding, or fails to satisfy its obligations thereunder, delays may result in recovering cash or the securities sold, or losses may occur as to all or part of the income, proceeds or rights in the security.

SHORT SALES
Short sales are transactions in which a Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. Short selling provides the Investment Adviser with flexibility to reduce certain risks of the Portfolio's holdings and increase the Portfolio's total return. To the extent that the Portfolio has sold securities short, it will maintain a daily segregated account, containing cash, U.S. Government securities or other liquid and unencumbered securities, at such a level that (a) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (b) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short.

     RISKS: A short sale is generally used to take advantage of an anticipated decline in price or to protect a profit. A Portfolio will incur loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which Portfolio replaces the borrowed money. The amount of any loss will be increased by the amount of any premium or amounts in lieu of interest the Portfolio may be required to pay in connection with a short sale. Without the purchase of an option, the potential loss from a short sale is unlimited.

STRIPPED INSTRUMENTS
Stripped instruments are bonds, reduced to its two components: its rights to receive periodic interest payments (IOs) and rights to receive principal repayments (POs). Each component is then sold separately. Such instruments include:

a.   Municipal Bond Strips

b.   Treasury Strips
c.   Stripped Mortgage-Backed Securities

     RISKS: POs do not pay interest, its return is solely based on payment of principal at maturity. Both POs and IOs tend to be subject to greater interim market value fluctuations in response to changes in interest rates. Stripped Mortgage-Backed Securities IOs run the risk of unanticipated prepayment which will decrease the instrument's overall return.


TBA (TO BE ANNOUNCED) TRANSACTIONS
In a TBA transaction, the type of mortgage-backed securities to be delivered is specified at the time of trade, but the actual pool numbers of the securities to be delivered are not known at the time of the trade. For example, in a TBA transaction, an investor could purchase $1 million 30 year mortgage-backed securities issued by the Federal National Mortgage Association and receive up to three pools on the settlement date. The pool numbers to be delivered at settlement will be announced shortly before settlement takes place. Agency pass-through mortgage-backed securities are usually issued on a TBA basis. Each Portfolio will maintain a segregated custodial account containing cash, U.S. Government securities or other liquid and unencumbered securities having a value at least equal to the aggregate amount of a Portfolio's TBA transactions.


     RISKS: The value of the security on the date of delivery may be less than its purchase price, presenting a possible loss of asset value.



TOTAL RETURN SWAPS
A total return swap is an exchange of one security for another. Unlike a hedge swap, a total return swap is solely entered into as a derivative investment to enhance total return.

     RISKS: A total return swap may result in a Portfolio obtaining an instrument, which for some reason, does not perform as well as the original swap instrument. Additionally, potential risks of default also exist on the part of the counterparty.

U.S. GOVERNMENT AND AGENCY SECURITIES AND GOVERNMENT-SPONSORED ENTERPRISES/FEDERAL AGENCIES
U.S. Government and agency securities are issued by or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities and supported by the full faith and credit of the United States. A Portfolio may also invest in other securities which may be issued by a U.S. Government-sponsored enterprise or federal agency, and supported either by its ability to borrow from the U.S. Treasury or by its own credit standing. Such securities do not constitute direct obligations of the United States but are issued, in general, under the authority of an Act of Congress. The universe of eligible securities in these categories include those sponsored by:

a.   U.S. Treasury Department,
b.   Farmer's Home Administration,
c.   Federal Home Loan Mortgage Corporation,
d.   Federal National Mortgage Association,
e.   Student Loan Marketing Association, and
f.   Government National Mortgage Association.

     RISKS: Investing in securities backed by the full faith and credit of the U.S. Government are guaranteed only as to interest rate and face value at maturity, not its current market price.

WARRANTS
A warrant is a corporate-issued option that entitles the holder to buy a proportionate amount of common stock at a specified price. Warrants are freely transferable and can be traded on the major exchanges.

     RISKS: Warrants retain their value only so long as the stock retains its value. Typically, when the value of the stock drops, the value of the warrant drops.

WHEN ISSUED AND FORWARD COMMITMENT SECURITIES

The purchase of a when issued or forward commitment security will be recorded on the date a Portfolio enters into the commitment. The value of the security will be reflected in the calculation of the Portfolio's net asset value. The value of the security on delivery date may be more or less than its purchase price. Generally, no interest accrues to a Portfolio until settlement. Each Portfolio will maintain a segregated custodial account containing cash, U.S. Government securities or other liquid and unencumbered securities having a value at least equal to the aggregate amount of a Portfolio's when issued and forward commitments transactions.

     RISKS: The value of the security on the date of delivery may be less than its purchase price, presenting a possible loss of asset value.

ZERO COUPON SECURITIES
Zero coupon securities are sold at a deep discount from their face value. Such securities make no periodic interest payments, however, the buyer receives a rate of return by the gradual appreciation of the security, until it is redeemed at face value on a specified maturity date.

     RISKS: Zero coupon securities do not pay interest until maturity and tend to be subject to greater interim market value fluctuations in response to interest rate changes rather than interest paying securities of similar maturities. Credit risk is generally greater for these investments that are required to pay interest only at maturity rather than at intervals during the life of the investment.

                               PORTFOLIO TURNOVER

Portfolio turnover rates are believed to be higher than the turnover experienced by most fixed income funds, due to the Investment Adviser's active management of duration. This could, in turn, lead to higher turnover costs. High portfolio turnover may involve greater brokerage commissions and transactions costs which will be paid by a Portfolio. In addition, high turnover rates may result in increased short-term capital gains.

                        SUPPLEMENTAL INVESTMENT POLICIES

ALL PORTFOLIOS
Each Portfolio may invest more than 5% of its net assets in futures margins and/or premiums on options only if it is being used for bona fide hedging purposes.

U.S. TREASURY PORTFOLIO
The Portfolio may invest up to 5% of its total assets in high quality (rating of AA by S&P, Aa by Moody's or a comparable rating, or higher from a nationally recognized statistical rating organization) fixed income securities.

U.S. CORPORATE PORTFOLIO
The Portfolio may invest up to 35% of its total assets in non-dollar-denominated corporate debt obligations of foreign issuers, or other U.S. dollar-denominated non-corporate debt obligations.

BROAD MARKET PORTFOLIO
The Portfolio has limited exposure to non-U.S. dollar denominated securities.

                              SHAREHOLDER INQUIRIES


This Prospectus contains a concise statement of information investors should know before they invest in a Portfolio. Please retain this Prospectus for future reference. Additional information about a Portfolio's investments is available in such Portfolio's annual and semi-annual reports to shareholders, as well as the Statement of Additional Information (SAI) dated May 1, 2000. The SAI provides more detailed information about the Portfolios, including their operations and investment policies. A current SAI is on file with the Securities and Exchange Commission and is incorporated by reference and is legally considered a part of this Prospectus. In each Portfolio's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.


A Portfolio's SAI, annual and semi-annual reports are available, without charge, upon request by contacting Investors Capital, 600 Fifth Avenue, New York, NY 10020, (800) 762-4848.

Information about a Portfolio (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Portfolios are available on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington D.C. 20549-0102 or by electronic request at the following e-mail address: publicinfo@sec.gov.

DISTRIBUTED BY:
FIRST FUND DISTRIBUTORS, INC.





Fund's Investment Company Act filing number: 811-5796

                                FFTW FUNDS, INC.
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      200 PARK AVENUE, 46TH FLOOR, NEW YORK, NEW YORK 10166 (212) 681-3000


                                 Distributed by:
                  First Fund Distributors, Inc. ("First Fund")
                            4455 East Camelback Road
                                   Suite 261E
                                Phoenix, AZ 85018


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                       STATEMENT OF ADDITIONAL INFORMATION
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                                   May 1, 2000


FFTW Funds, Inc. (the "FUND") is a no-load, open-end management investment company managed by Fischer Francis Trees & Watts, Inc. (the "INVESTMENT ADVISER"). The Fund currently consists of nineteen portfolios (each a "PORTFOLIO") as described below:


              PROSPECTUS                                  PROSPECTUS
-------------------------------------         ----------------------------------
           Mortgage LIBOR                              U.S. Short-Term
            Asset-Backed                              Limited Duration
             High Yield                          Global Tactical Exposure
       Enhanced Equity Market                            Worldwide
           U.S. Treasury                              Worldwide-Hedged
           U.S. Corporate                              International
            Broad Market                             Emerging Markets
      International Corporate                    Inflation-Indexed Hedged
         Global High Yield                           Mortgage-Backed
         Inflation-Indexed


This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Portfolios' Prospectuses dated May 1, 2000. Financial Statements are incorporated by reference into this SAI from the Fund's Annual Report. You can get a free copy of a Prospectus or the Fund's most recent annual or semi-annual report by contacting the Fund at (800) 762-4848. This SAI incorporates by reference the Prospectuses.

                                    CONTENTS

                                                                           PAGE
  Overview of the Fund                                                        3
      History of the Fund                                                     3
      Organization of the Fund                                                3
      Management of the Fund                                                  3
   Principal Securities Holders                                               9
   Distribution of Fund Shares                                               13
   Supplemental Portfolio Information                                        14
   Supplemental Investment Information                                       15
      Supplemental Description of Investments                                15
      Supplemental Description of Investment Techniques                      19
      Supplemental Discussion of Risks                                       19
      Supplemental Hedging Techniques                                        22
      Investment Restrictions                                                29
      Portfolio Transactions                                                 33
  Securities Valuation                                                       34
  Supplemental Tax Considerations                                            35
  Shareholder Information                                                    39
      Calculation of Performance Data                                        39
      Control Person                                                         41
      Custodian and Accounting Agent                                         41
      Transfer and Disbursing Agent                                          41
      Legal Counsel                                                          41
      Auditors                                                               41
  Financial Statements                                                       41
  Quality Rating Descriptions                                                42

                              OVERVIEW OF THE FUND

                               HISTORY OF THE FUND

From its inception as a Maryland corporation on February 23, 1989 to September 27, 1989, Fund's name was "FFTW Institutional Reserves Fund, Inc." The Fund commenced operations on December 6, 1989. From September 27, 1989 to July 22, 1991 the Fund's name was "FFTW Reserves, Inc." On July 22, 1991 the Fund's name was changed to its present name, "FFTW Funds, Inc." The U.S. Short-Term Portfolio commenced operations on December 6, 1989, the Worldwide Portfolio commenced operations on April 15, 1992 and the Worldwide-Hedged Portfolio commenced operations on May 19, 1992. These Portfolios were called the Short-Term Series (and prior to September 18, 1991 as FFTW Institutional Reserves Fund), Worldwide Series and Worldwide Hedged Series, respectively. The Limited Duration Portfolio commenced operations on July 26, 1993. The Global Tactical Portfolio originally commenced operations on March 25, 1993, ceased operations on December 30, 1994, and recommenced operations on September 14, 1995. The International Portfolio commenced operations on May 9, 1996, the Emerging Markets Portfolio commenced operations on August 12, 1997 and the Mortgage-Backed Portfolio commenced operations on April 29, 1996. All other Portfolios of the Fund have not commenced operations as of December 31, 1999. The Board of Directors recently approved a name change for several Portfolios, eliminating "Fixed Income" from their name. Effective September 11, 1998, the name of the International-Hedged Portfolio was changed to the Global Tactical Exposure Portfolio, the name of the Stable Return Portfolio was changed to Limited Duration Portfolio and the name of the Mortgage Total Return Portfolio was changed to Mortgage-Backed Portfolio.

                            ORGANIZATION OF THE FUND

STOCK ISSUANCE
The Fund's authorized capital stock consists of 5,000,000,000 shares, each with $.001 par value. Each Portfolio has been allocated 200,000,000 shares, with 800,000,000 shares unallocated.

SHAREHOLDER VOTING
Each Portfolio's shares have equal voting rights--all shareholders have one vote for each share held. All issued and outstanding shares are fully paid and non-assessable, transferable, and redeemable at net asset value at the shareholder's option. Shares have no preemptive or conversion rights.

The Fund's shares have non-cumulative voting rights. Thus, in a Board of Directors election, shareholders holding more than 50% of the voting shares can elect 100% of the Directors if they choose to do so. In such event, the holders of the remaining voting shares (less than 50%) will be unable to elect any person or persons to the Board of Directors.

CROSS PORTFOLIO LIABILITY
No Portfolio of the Fund shall be liable for the obligations of any other Portfolio.


                             MANAGEMENT OF THE FUND

BOARD OF DIRECTORS AND OFFICERS
The Fund is managed by its Board of Directors. The individuals listed below are the officers and directors of the Fund. An asterisk (*) placed next to the name of each director means the director is an "interested person" of the Fund, as defined in the Investment Company Act of 1940, as amended (the "1940 ACT"), by virtue of his affiliation with the Fund or the Investment Adviser.

JOHN C HEAD III, 52, FUND DIRECTOR
1330 Avenue of the Americas, New York, New York. Mr. Head has been a Managing Member of Head & Company L.L.C. since 1987. He is Chairman of the Board of ESG Re Limited and a Director of PartnerRe Ltd. and other private companies.

LAWRENCE B. KRAUSE, 70, FUND DIRECTOR
University of California - San Diego ("UCSD"), La Jolla, CA. Mr. Krause is a member of the Editorial Advisory Board of the Political Science Quarterly, a member of the Council on Foreign Relations, and Vice-Chairman of the U.S. National Committee for Pacific Economic Cooperation. In December 1990, he was selected as the first holder of the Pacific Economic Cooperation Chair at UCSD. In 1989, Mr. Krause became the Director, Korea-Pacific Program at UCSD. In 1988, he was named Coordinator of the Pacific Economic Outlook Project for the Pacific Economic Cooperation Conference. Mr. Krause was the first appointment to the new Graduate School of International Relations and Pacific Studies at UCSD and joined the faculty as a professor on January 1, 1987. From 1969 - 1986, Mr. Krause was a senior fellow of the Brookings Institution. Mr. Krause is also an author of numerous publications.

*ONDER JOHN OLCAY, 63, FUND CHAIRMAN OF THE BOARD AND PRESIDENT AND CEO OF THE FUND
200 Park Avenue, New York, NY. Mr. Olcay has been a shareholder, Managing Director and Vice Chairman of the Investment Adviser since 1983.

*STEPHEN P. CASPER, 50, FUND DIRECTOR
200 Park Avenue, New York, NY. Mr. Casper has been a shareholder and Managing Director of the Investment Adviser since December 1991. In addition, Mr. Casper has been the Chief Financial Officer of the Investment Adviser since February 1990. From March 1984 through January 1990, Mr. Casper was Treasurer of Rockefeller & Company, a registered investment adviser.

SAUL H. HYMANS, 62, FUND DIRECTOR
200 Park Avenue, New York, NY. Mr. Hymans has been a Professor of Economics at the University of Michigan since 1964.

ANDREA REDMOND, 44, FUND DIRECTOR
200 Park Avenue, New York, NY. Ms. Redmond has been Managing Director of Russell Reynolds Associates, Inc. since 1989.

WILLIAM E. VASTARDIS, 44, FUND SECRETARY AND TREASURER
600 Fifth Avenue, New York, NY. Mr. Vastardis serves as Managing Director and Head of Fund Administration for Investors Capital Services, Inc. ("Investors Capital"). Prior to his employment at Investors Capital, Mr. Vastardis served as Vice President and head of the Vanguard Group Inc.'s private label administration unit for seven years, after working six years in Vanguard's fund accounting operations.

TIMOTHY F. OSBORNE, 33, FUND ASSISTANT TREASURER
200 Clarendon Street, Boston, MA. Mr. Osborne has served as Director of Reporting & Compliance in the Mutual Fund Administration Department of Investors Bank & Trust Company ("Investors Bank"), from 1997 to the present time.
Previous to this position, he was a Manager from 1995 -1997.

No employee of either the Investment Adviser, Investors Bank or Investors Capital receives compensation from the Fund for acting as an officer or director of the Fund. The Fund pays each director who is not a director, officer or employee of the Investment Adviser, Investors Bank or Investors Capital or any of their affiliates, an annual retainer of $35,000 which is paid in quarterly installments. On February 19, 1999, the payment to directors was increased from $5,000 quarterly and $1,000 per each meeting attended by a director to $8,750 quarterly with no per meeting attendance fee. On November 22, 1999, the directors established the position of lead independent director and appointed Mr. Head to such position for a two-year term. The lead independent director will act as spokesperson for the remaining independent directors. The lead independent director shall receive additional compensation of $8,750 on an annual basis, which shall be payable quarterly.

                          DIRECTOR'S COMPENSATION TABLE
                      FISCAL YEAR ENDED DECEMBER 31, 1999*

----------------------------------------------------------------------------------------------------------------------
         Director            Aggregate Compensation        Pension or          Estimated       Total Compensation
                                From Registrant        Retirement Benefits      Annual         From Registrant and
                                                       Accrued As Part of    benefits Upon    Fund Complex Paid to
                                                          Fund Expenses       Retirement           Directors
----------------------------------------------------------------------------------------------------------------------
Stephen P. Casper                      $0                      $0                 $0                   $0
----------------------------------------------------------------------------------------------------------------------
John C Head III                     $35,000                    $0                 $0                 $35,000
----------------------------------------------------------------------------------------------------------------------
Saul H. Hymans*                     $35,000                    $0                 $0                 $35,000
----------------------------------------------------------------------------------------------------------------------
Lawrence B. Krause                  $35,000                    $0                 $0                 $35,000
----------------------------------------------------------------------------------------------------------------------
Onder John Olcay                       $0                      $0                 $0                   $0
----------------------------------------------------------------------------------------------------------------------
Andrea Redmond**                     $8,750                    $0                 $0                 $8,750
----------------------------------------------------------------------------------------------------------------------

* Mr. Hymans received compensation during the year for services as an advisory director.
**Ms. Redmond and Mr. Hymans were elected Directors by Fund shareholders on November 21, 1999.

By virtue of the responsibilities assumed by the Investment Adviser, Investors Bank and Investors Capital and their affiliates under their respective agreements with the Fund, the Fund itself requires no employees in addition to its officers.

Directors and officers of the Fund collectively owned less than 1% of the Fund's outstanding shares as of December 31, 1999.

CODE OF ETHICS
The Fund, Investment Adviser and the Distributor have each adopted a Code of Ethics (the "Code") under Rule 17j-1 of the 1940 Act governing the personal investment activity by investment company personnel, including portfolio managers, and other persons affiliated with the Fund, who may be in a position to obtain information regarding investment recommendations or purchases and sales of securities for a Portfolio. These Codes permit persons covered by the Codes to invest in securities for their own accounts, including securities that may be purchased or held by a Portfolio, subject to restrictions on investment practices that may conflict with the interests of a Portfolio.

INVESTMENT ADVISER AND SUB-ADVISER AGREEMENTS
The Fund has a separate advisory agreement with respect to each Portfolio. The Fund also has a separate sub-advisory agreement with respect to certain of the Portfolios. Pursuant to their terms, the advisory agreements between the Fund and the Investment Adviser (the "ADVISORY AGREEMENTS") and the sub-advisory agreements (the "SUB-ADVISORY AGREEMENTS") between the Investment Adviser and its affiliate, Fischer Francis Trees & Watts (the "SUB-ADVISER"), remain in effect for two years following their date of execution. Thereafter, such agreements will automatically continue for successive annual periods, provided that they are specifically approved at least annually by the Board of Directors or by the vote of a "majority" of a Portfolio's outstanding voting shares (as defined in the 1940 Act) as a single class, provided, that in either event, the continuance is also approved by:

a. at least a majority of the Board of Directors who are not "interested persons" (as defined in the 1940 Act) of the Fund,

b.  the Investment Adviser, or

c. the Sub-Adviser by vote cast in person at a meeting called for the purpose of voting on such approval.

Each Advisory and Sub-Advisory Agreement is terminable without penalty:

a.  on not less than 60 days' notice by the Board of Directors,

b. by a vote of the holders of a majority of the relevant Portfolio's outstanding shares voting as a single class, or

c. upon not less than 60 days' notice by the Investment Adviser or the Sub-Adviser.

Each Advisory and Sub-Advisory Agreement will terminate automatically in the event of its "assignment" (as defined in the 1940 Act).

INVESTMENT ADVISER'S/SUB-ADVISER'S PAYMENT OF FUND EXPENSES
The Investment Adviser pays all of its expenses arising from its performance obligations pursuant to the Advisory Agreements, including all executive salaries and expenses of the Fund's directors,

a.  officers employed by the Investment Adviser, or

b.  its affiliates and office rent of the Fund.

The Investment Adviser will pay all of the fees payable to its affiliate as Sub-Adviser. The Sub-Adviser pays all of its expenses arising from the performance of its obligations under the Sub-Advisory Agreements.

FUND'S PAYMENT OF FUND EXPENSES
Subject to the expense reimbursement provisions described in the Prospectus under "Fund Expenses," other expenses incurred in the operation of the Fund are borne by the Fund, including, without limitation:

a.  brokerage commissions,                 h.  expenses of printing and
                                               distributing reports to
                                               shareholders,

b.  insurance premiums and extraordinary   i.  expenses of printing and filing
    expenses such as litigation expenses,      reports and other documents
                                               filed with governmental agencies,

c.  fees and expenses of independent       j.  notices and proxy materials to
    attorneys,                                 existing shareholders,

d.  auditors,                              k.  interest,

e.  custodians,                            l.  expenses of annual and special
                                               shareholders' meetings,

f.  administrators,                        m.  membership dues in the Investment
                                               Company Institute,

g.  expenses of registering and            n.  fees and expenses of directors of
    qualifying shares of the Fund under        the Fund who are not employees of
    federal and state laws and                 the Investment Adviser or its
    regulations,                               affiliates.

PORTFOLIOS' PAYMENT OF FUND EXPENSES
Fund expenses directly attributable to a Portfolio are charged to that Portfolio; other expenses are allocated proportionately among all the Portfolios in relation to their net assets. As compensation for the services rendered by the Investment Adviser under the Advisory Agreements, each Portfolio pays the Investment Adviser a monthly advisory fee (U.S. Short-Term and Worldwide Portfolios pay their fees quarterly) which is calculated by applying the following annual percentage rates to such Portfolio's average daily net assets for the month (quarter):

       ------------------------------------------------------------------------------------------------------------
            PORTFOLIO                      RATES             PORTFOLIO                                   RATES
       ------------------------------------------------------------------------------------------------------------
            Mortgage LIBOR                 0.30%             Global Tactical Exposure****                0.10%
            U.S. Short-Term*               0.15%             Worldwide                                   0.40%
            Limited Duration**             0.15%             Worldwide-Hedged *****                      0.26%
            Mortgage-Backed***             0.10%             International                               0.40%
            Asset-Backed                   0.10%             International Corporate                     0.10%
            High Yield                     0.40%             Emerging Markets                            0.75%
            Enhanced Equity Market         0.35%             Global High Yield                           0.50%
            U.S. Treasury                  0.30%             Inflation-Indexed                           0.40%
            U.S. Corporate                 0.10%             Inflation-Indexed Hedged                    0.40%
            Broad Market                   0.30%
       ------------------------------------------------------------------------------------------------------------

* Effective March 1, 1996, the Investment Adviser has voluntarily lowered the advisory fee from 0.30%.
** Effective March 1, 1996, the Investment Adviser has voluntarily lowered the advisory fee from 0.35%.

*** Effective October 1, 1997, the Investment Adviser has voluntarily lowered the advisory fee from 0.30%.
**** Effective September 1, 1997, the Investment Adviser has voluntarily lowered the advisory fee from 0.40%.
***** Effective July 1, 1995, the Investment Adviser has voluntarily lowered the advisory fee from 0.40%.

For the last three fiscal years, the amount of advisory fees (net of waivers and reimbursements) paid by each Portfolio were as follows:

-----------------------------------------------------------------------------------------------------------------------
         PORTFOLIO NAME           YEAR ENDED DEC. 31, 1999      YEAR ENDED DEC. 31, 1998     YEAR ENDED DEC. 31, 1997
-----------------------------------------------------------------------------------------------------------------------
         Money Market                      $15,401                        $7,832                       $7,718
        U.S. Short-Term                    830,461                       856,044                       598,652
        Limited Duration                    95,784                       109,507                       10,639
        Mortgage-Backed                    606,620                       843,247                      1,286,506
    Global Tactical Exposure               384,911                       334,646                       500,355
           Worldwide                       245,735                       323,633                       308,466
        Worldwide-Hedged                   484,357                       415,539                       112,750
         International                     367,580                       269,258                       136,714
  International Opportunities*              66,315                        6,257                          N/A
      Emerging Markets**                  1,251,344                     1,191,914                      191,177


*  Commenced operations on October 8, 1998.
** Commenced operations on August 12, 1997.

ADMINISTRATION AGREEMENT

Pursuant to an Administration Agreement dated May 29, 1998, Investors Capital serves as the Fund's Administrator. Investors Capital (with assistance from its affiliate, Investors Bank) assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund other than investment advisory activities, including: custodial, transfer agent, dividend disbursing, accounting, auditing, compliance and related services. Pursuant to its terms, the Administration Agreement between the Fund and Investors Capital, a Delaware corporation, will automatically continue for successive annual periods subject to the approval of the Fund's Board of Directors.

The Fund pays Investors Capital a monthly fee at an annual rate of 0.07% of the Fund's average daily net assets on the first $350 million, 0.05% thereafter up to $2 billion, 0.04% thereafter up to $5 billion, and 0.03% on assets over $5 billion. The Fund also reimburses Investors Capital for certain costs. In addition, the Fund has agreed to pay Investors Capital an incentive fee for reducing a Portfolio expense ratio of one or more of the Fund's Portfolios below a specified expense ratio. The maximum incentive fee is 0.02% of the average daily net assets of a Portfolio.

For the last three fiscal years, the amount of administration fees paid by each Portfolio were as follows:

-----------------------------------------------------------------------------------------------------------------------
         PORTFOLIO NAME           YEAR ENDED DEC. 31, 1999     YEAR ENDED DEC. 31, 1998      YEAR ENDED DEC. 31, 1997

-----------------------------------------------------------------------------------------------------------------------
         Money Market                      $11,012                       $14,727                      $13,160
        U.S. Short-Term                    248,144                       323,059                      267,418
        Limited Duration                    44,367                       41,257                        16,528
        Mortgage-Backed                    379,291                       556,090                      327,923
    Global Tactical Exposure               261,177                       237,408                      152,302
           Worldwide                        33,611                       42,545                        40,802
        Worldwide-Hedged                   113,137                       107,615                       31,338
         International                      46,333                        37,219                      24,888
  International Opportunities*              11,984                        2,666                          N/A
      Emerging Markets**                   113,137                       112,704                       18,709




*  Commenced operations October 8, 1998.
** Commenced operations on August 12, 1997.

                          PRINCIPAL SECURITIES HOLDERS

                            U.S. SHORT-TERM PORTFOLIO

As of April 1, 2000, the following persons held 5% or more of the outstanding shares of Common Stock, par of $.001 per share, as beneficial owners:

NAME AND ADDRESS OF BENEFICIAL OWNER:                                                               PERCENT OF PORTFOLIO:
-------------------------------------                                                               ---------------------
GENERAL MOTORS EMPLOYEES GLOBAL GROUP PENSION TRUST                                                         30.63%
C/O FISCHER FRANCIS TREES & WATTS, INC.
200 PARK AVENUE, 46TH FLOOR, NEW YORK, NY  10166

BANK OF AMERICA FUND                                                                                        12.74%
C/O FISCHER FRANCIS TREES & WATTS, INC.
200 PARK AVENUE, 46TH FLOOR, NEW YORK, NY  10166

PHILIP MORRIS COMPANIES                                                                                     10.67%
ATTN MARK WERNER (MASTER TRUST)
120 PARK AVENUE NEW YORK NY 10017-5523

MONSANTO SAVINGS AND INVESTMENT PLAN'S (SIP)                                                                8.17%
FIXED INCOME FUND CASH BUFFER
C/O FISCHER FRANCIS TREES & WATTS INC.
200 PARK AVENUE, 46TH FLOOR, NEW YORK, NY 10166

MONSANTO COMPANY MASTER TRUST                                                                               5.12%
C/O FISCHER FRANCIS TREES & WATTS INC.
200 PARK AVENUE, 46TH FLOOR, NEW YORK, NY 10166

                           LIMITED DURATION PORTFOLIO

As of April 1, 2000, the following persons held 5% or more of the outstanding shares of Common Stock, par of $.001 per share, as beneficial owners:

NAME AND ADDRESS OF BENEFICIAL OWNER                                                                PERCENT OF PORTFOLIO
------------------------------------                                                                --------------------
FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS CO INC.                                                       49.23%
FIIOC AS AGENT FOR CERTAIN EMPLOYEE BENEFIT PLANS
100 MAGELLAN WAY (KW1C), COVINGTON, KY 41017-1987

ROCKDALE HEALTH SYSTEM INC.                                                                                 21.81%
C/O FISCHER FRANCIS TREES & WATTS INC.
200 PARK AVENUE, 46TH FLOOR, NEW YORK, NY 10166

CORP. FOR SUPPORTIVE HOUSING                                                                                14.56%
342 MADISON AVENUE, SUITE 505, NEW YORK, NY 10173

CONWAY HOSPITAL INC.                                                                                        9.76%
C/O CENTURA BANK, ATTN: JIM WRIGHT
200 PROVIDENCE RD., SUITE 300, CHARLOTTE, NC 28207

                            MORTGAGE-BACKED PORTFOLIO

As of April 1, 2000, the following persons held 5% or more of the outstanding shares of Common Stock, par of $.001 per share, as beneficial owners:

NAME AND ADDRESS OF BENEFICIAL OWNER                                                                PERCENT OF PORTFOLIO
------------------------------------                                                                --------------------
THE NORTHERN TRUST CO                                                                                       25.77%
TR U/A DTD 4/1/93 FBO MONSANTO
DEFINED CONTRIBUTION AND EMPLOYEE STOCK OWNERSHIP TRUST
PO BOX 92956 (22-33706), CHICAGO, IL 60675

HARBOR CAPITAL GROUP TRUST FOR DEFINED BENEFIT PLANS                                                        25.15%
C/O FISCHER FRANCIS TREES & WATTS INC.
200 PARK AVENUE, 46TH FLOOR, NEW YORK, NY 10166

INTERNATIONAL BANK FOR RECONSTRUCTION AND DEVELOPMENT RETIREMENT                                            17.05%
STAFF BENEFITS PLAN
C/O FISCHER FRANCIS TREES & WATTS INC.
200 PARK AVE, 46TH FLOOR, NEW YORK, NY 10166

THE SOLUTIA INC. SAVINGS AND INVESTMENT PLAN                                                                11.92%
C/O FISCHER FRANCIS TREES & WATTS INC.
200 PARK AVENUE, 46TH FLOOR, NEW YORK, NY 10166

INTERNATIONAL BANK FOR RECONSTRUCTION AND DEVELOPMENT STAFF
RETIREMENT PLAN                                                                                             10.64%
C/O FISCHER FRANCIS TREES & WATTS INC.
200 PARK AVE, 46TH FLOOR, NEW YORK, NY 10166

REICHHOLD CHEMICALS INC.                                                                                    6.94%
C/O FISCHER FRANCIS TREES & WATTS INC.
200 PARK AVENUE, 46TH FLOOR, NEW YORK, NY 10166

                       GLOBAL TACTICAL EXPOSURE PORTFOLIO

As of April 1, 2000, the following persons held 5% or more of the outstanding shares of Common Stock, par of $.001 per share, as beneficial owners:

NAME AND ADDRESS OF BENEFICIAL OWNER:                                                               PERCENT OF PORTFOLIO:
-------------------------------------                                                               ---------------------
HARBOR CAPITAL GROUP TRUST FOR DEFINED BENEFIT PLANS                                                        30.34%
C/O FISCHER FRANCIS TREES & WATTS INC.
200 PARK AVENUE, 46TH FLOOR, NEW YORK, NY 10166

NORTHROP CORPORATION EMPLOYEE BENEFIT PLAN                                                                  18.18%
1840 CENTURY PARK, W. LOS ANGELES, CA 90006

THE NORTHERN TRUST CO                                                                                       14.46%
TR U/A DTD 4/1/93 FBO MONSANTO DEFINED CONTRIBUTION AND EMPLOYEE STOCK
OWNERSHIP TRUST
PO BOX 92956 (22-33706) CHICAGO, IL 60675


                                       10

REICHHOLD CHEMICALS INC.                                                                                     9.70%
C/O FISCHER FRANCIS TREES & WATTS INC.
200 PARK AVENUE, 46TH FLOOR, NEW YORK, NY 10166

WILLIAM J ROMIG, TREASURER                                                                                   9.57%
RETIREMENT PLAN OF NORFOLK SOUTHERN CORP AND PARTICIPATING
SUBSIDIARY COMPANIES C/O NORFOLK SOUTHERN COMPANIES
THREE COMMERCIAL PLACE, NORFOLK, VA 23510

THE SOLUTIA INC SAVINGS AND INVESTMENT PLAN                                                                  7.79%
C/O FISCHER FRANCIS TREES & WATTS INC.
200 PARK AVENUE, 46TH FLOOR, NEW YORK, NY 10166

                               WORLDWIDE PORTFOLIO

As of April 1, 2000, the following persons held 5% or more of the outstanding shares of Common Stock, par of $.001 per share, as beneficial owners:

NAME AND ADDRESS OF BENEFICIAL OWNER:                                                               PERCENT OF PORTFOLIO:
------------------------------------                                                                --------------------
H E B INVESTMENT & RETIREMENT PLAN TRUST                                                                    27.45%
C/O FISCHER FRANCIS TREES & WATTS INC.
200 PARK AVENUE, 46TH FLOOR, NEW YORK, NY 10166

BOB & CO C/O BANK OF BOSTON                                                                                 17.33%
PO BOX 1809 BOSTON  MA 02105

COMMUNITY FOUNDATION FOR SOUTHEASTERN MICHIGAN                                                              14.05%
ATTN MARIAM C NOLAND, PRESIDENT
333 WEST FORT STREET, SUITE 2010, DETROIT, MI 48226

THE CHASE MANHATTAN BANK                                                                                     9.84%
FBO ROCHESTER GENERAL PENSION A/C
PO BOX 1412 ATTN IFP ROCHESTER, NY 14603

GENEVA REGIONAL HEALTH SYSTEM INC.                                                                           7.75%
ATTN ACCOUNTING DEPT.
196 NORTH STREET, GENEVA, NY 14456

GENEVA GENERAL HOSPITAL                                                                                      5.11%
196 NORTH STREET, GENEVA, NY 14456

                           WORLDWIDE-HEDGED PORTFOLIO

As of April 1, 2000, the following persons held 5% or more of the outstanding shares of Common Stock, par of $.001 per share, as beneficial owners:

NAME AND ADDRESS OF BENEFICIAL OWNER:                                                               PERCENT OF PORTFOLIO:
-------------------------------------                                                               ---------------------
MAC & COMPANY                                                                                               32.66%
MUTUAL FUNDS OPERATIONS
P.O. BOX 3198, PITTSBURGH, PA 15230


                                       11

MITRA & CO.                                                                                                 14.09%
ATTN SHARON J LESCH, MUTUAL FUND SPECIALIST
1000 N WATER ST, 14TH FLOOR, MILWAUKEE, WI 53202

VERB & CO                                                                                                   9.89%
FBO COMMUNITY FOUNDATION SILICON VALLEY
4380 SW MACADAM, SUITE 450, PORTLAND OR 97201

THE NORTHERN TRUST COMPANY                                                                                  9.30%
TR U/A DTD 06/30/95 MARS BENEFIT TRUST P O BOX 92956
ATTN MUTUAL FUNDS C 15 CHICAGO, IL 60675

LAW SCHOOL ADMISSION COUNCIL INC.                                                                           8.48%
ATTN MS ADELE SKOLITS VICE PRESIDENT
BOX 40 NEWTOWN, PA 18940-0040

WENDEL & CO.                                                                                                7.22%
THE BANK OF NEW YORK MUTUAL FUND/REORG DEPT, A/C 706020
PO BOX 1066, WALL STREET STATION, NEW YORK, NY 10268

THE MCCALLIE SCHOOL                                                                                         5.53%
500 DODDS AVENUE
CHATTANOOGA, TN 37404

STATE STREET BANK & TRUST                                                                                   5.48%
TR U/A DTD 2/95 STATE STREET BANK AND TRUST AS TRUSTEE FOR THE GOLDMAN
SACHS PENSION PLAN
200 NEWPORT AVE., NORTH QUINCY, MA 02171

                             INTERNATIONAL PORTFOLIO

As of April 1, 2000, the following persons held 5% or more of the outstanding shares of Common Stock, par of $.001 per share, as beneficial owners:

NAME AND ADDRESS OF BENEFICIAL OWNER:                                                               PERCENT OF PORTFOLIO:
-------------------------------------                                                               ---------------------
EVELYN AND WALTER HAAS, JR. FUND                                                                            21.79%
ONE LOMBARD STREET, SUITE 305, SAN FRANCISCO, CA  94111

JEWISH FEDERATION OF METRO CHICAGO                                                                          20.16%
JEFFREY C KING, CONTROLLER
1 SOUTH FRANKLIN STREET, #625, CHICAGO, IL 60606

COLONIAL WILLIAMSBURG FOUNDATION                                                                            16.49%
PO BOX 1776
WILLIAMSBURG, VA 23187-1776

NORTHERN TRUST COMPANY                                                                                      14.55%
ATTEE FBO GATX MASTER RETIREMENT TRUST U/A DTD 12/19/79
A/C 22 54108 PO BOX 92956 801
S. CANAL STREET C1S, CHICAGO, IL 60675-2956


                                       12


MAC & COMPANY                                                                                               6.46%
P.O. BOX 3198
PITTSBURGH, PA 15230-3198

STATE STREET BANK & TRUST                                                                                   5.70%
TR U/A DTD 10/1/85 RETIREMENT INCOME PLAN FOR EMPLOYEES OF COLONIAL
WILLIAMSBURG
PO BOX 1776
WILLIAMSBURG, VA 23187-1776

HF INVESTMENT LP                                                                                            5.00%
ATTN RONALD L WHALEY
1700 OLD DEERFIELD ROAD
HIGHLAND PARK, IL 60035

                           EMERGING MARKETS PORTFOLIO

As of April 1, 2000, the following persons held 5% or more of the outstanding shares of Common Stock, par of $.001 per share, as beneficial owners:

NAME AND ADDRESS OF BENEFICIAL OWNER:                                                               PERCENT OF PORTFOLIO:
-------------------------------------                                                               ---------------------
UTAH RETIREMENT SYSTEMS                                                                                     54.26%
C/O FISHER FRANCIS TREES & WATTS, INC.
200 PARK AVENUE, 46TH FLOOR, NEW YORK, NY 10166

THE 1199 HEALTH CARE EMPLOYEES PENSION PLAN                                                                 12.55%
C/O FISCHER FRANCIS TREES & WATTS, INC.
200 PARK AVENUE, 46TH FLOOR, NEW YORK, NY 10166

HARBOR CAPITAL GROUP TRUST FOR DEFINED BENEFIT PLANS                                                        10.91%
C/O FISCHER FRANCIS TREES & WATTS INC.
200 PARK AVENUE, 46TH FLOOR, NEW YORK, NY 10166

CASCADE INVESTMENT LLC                                                                                       7.36%
C/O FISCHER FRANCIS TREES & WATTS INC.
200 PARK AVE, 46TH FLOOR, NEW YORK, NY 10166


                           DISTRIBUTION OF FUND SHARES

Shares of the Fund are distributed by First Fund Distributors, Inc. ("First Fund"), pursuant to a Distribution Agreement dated as of January 1, 2000, by and among the Fund, Investors Bank and First Fund. No fees are payable by the Fund pursuant to the Distribution Agreement, and the Administrator bears the expense of First Fund's distribution activities. The Fund and First Fund have agreed to indemnify one another against certain liabilities.

Investors should note that not every Portfolio of FFTW Funds, Inc. listed in the Prospectus is registered in your state. If a Portfolio is not registered in your state, you may not purchase shares of that Portfolio.

                       SUPPLEMENTAL PORTFOLIO INFORMATION

                              PORTFOLIO TURNOVER


The following table represents each Portfolio's portfolio turnover for the fiscal year ended December 31, 1999. Actual turnover may be higher than what is set forth below, depending on current market conditions. The U.S. Short Term Portfolio does not compute portfolio turnover.


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               PORTFOLIO NAME                                   PORTFOLIO TURNOVER

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 Limited Duration Portfolio                          823%
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 Mortgage-Backed Portfolio                           745%
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 Global Tactical Exposure                            413%
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 Worldwide Portfolio                                 390%
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 Worldwide-Hedged Portfolio                          404%
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 International Portfolio                             569%
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 Emerging Markets Portfolio                          137%
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                         ANTICIPATED PORTFOLIO TURNOVER


The following table represents each Portfolio's anticipated portfolio turnover ranges for those portfolios that have not commenced operations as of December 31, 1999.


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               PORTFOLIO NAME                                   ANTICIPATED PORTFOLIO TURNOVER

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 Mortgage LIBOR Portfolio                            Between 500% and 1,000% per year
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 Asset-Backed Portfolio                              Between 500% and 1,000% per year
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 High Yield Portfolio                                Between 500% and 1,000% per year
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 Enhanced Equity Portfolio                           Between 500% and 1,000% per year
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 U.S. Treasury Portfolio                             Between 500% and 1,000% per year
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 U.S. Corporate Portfolio                            Between 500% and 1,000% per year
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 Broad Market Portfolio                              Between 500% and 1,000% per year
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 International Opportunities Portfolio               Between 500% and 1,000% per year
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 International Corporate Portfolio                   Between 500% and 1,000% per year
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 Global High-Yield Portfolio                         Between 500% and 1,000% per year
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 Inflation-Indexed Portfolio                         Between 500% and 1,000% per year
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 Inflation-Indexed Hedged Portfolio                  Between 500% and 1,000% per year
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                            MORTGAGE LIBOR PORTFOLIO

The term "LIBOR" is an acronym for London InterBank Offered Rate. LIBOR is the rate that most creditworthy international banks dealing in Eurodollars charge each other for large loans. LIBOR is used as the base for other large Eurodollar loans to less creditworthy corporations and governments. For purposes of this Portfolio, home equity loans are considered mortgage-backed securities.

Shares of the U.S. Short-Term Portfolio are not guaranteed by the U.S. Government. The U.S. Short-Term Portfolio is not a "money market fund" and may engage in investments not permitted by money market funds under applicable regulations.

                             U.S. TREASURY PORTFOLIO

Investors in most jurisdictions will be provided with income exempt from state and local tax. Consult with a tax adviser to determine if your state and local tax laws exempt income derived from U.S. Treasury mutual fund portfolios.

                       SUPPLEMENTAL INVESTMENT INFORMATION

                    SUPPLEMENTAL DESCRIPTIONS OF INVESTMENTS

The different types of securities, in which the Portfolios may invest, subject to their respective investment objectives, policies and restrictions, are described in the Prospectus under INVESTMENT INFORMATION." Additional information concerning the characteristics of certain of the Portfolio's investments is set forth below.

U.S. TREASURY AND U.S. GOVERNMENT AGENCY SECURITIES
U.S. Treasury and U.S. Government Agency Securities differ primarily in their interest rates, the lengths of their maturities and the dates of their issuance. While these securities are issued under the authority of an Act of Congress, the U.S. Government is not obligated to provide financial support to the issuing instrumentalities.

FOREIGN GOVERNMENT AND INTERNATIONAL AND SUPRANATIONAL AGENCY SECURITIES Obligations issued by foreign governmental entities have various kinds of government support and include obligations issued or guaranteed by foreign governmental entities with taxing powers issued or guaranteed by international or supranational entities. These obligations may or may not be supported by the full faith and credit of a foreign government, or several foreign governments. Examples of international and supranational entities include the following entities:

a.  International Bank for Reconstruction, and Development ("WORLD BANK");

b.  European Steel and Coal Community;

c.  Asian Development Bank, the European Bank for Reconstruction; and

d.  Development and the Inter-American Development Bank.

The governmental members, or "shareholders," usually make initial capital contributions to the supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings.

BANK OBLIGATIONS
Each Portfolio limits its U.S. bank obligation investments to U.S. banks meeting the Investment Adviser's creditworthiness criteria. Each applicable Portfolio limits its investments in foreign bank obligations to foreign banks (including U.S. branches of foreign banks) meeting the Investment Adviser's or the Sub-Adviser's investment quality standards. Generally, such foreign banks must be comparable to obligations of U.S. banks in which each Portfolio may invest.

REPURCHASE AND REVERSE REPURCHASE AGREEMENTS
When participating in repurchase agreements, a Portfolio buys securities from a vendor (e.g., a bank or securities firm) with the agreement that the vendor will repurchase the securities at the same price plus interest at a later date. Repurchase agreements may be characterized as loans secured by the underlying securities. Repurchase transactions allow the Portfolio to earn a return on available cash at minimal market risk. The Portfolio may be subject to various delays and risks of loss should the vendor become subject to a bankruptcy proceeding or if it is otherwise unable to meet its obligation to repurchase. The securities underlying a repurchase agreement will be marked to market every business day so that the value of such securities is at least equal to the value of the repurchase price thereof, including the accrued interest thereon.

Repurchase and reverse repurchase agreements may also involve foreign government securities with which there is an active repurchase market. The Investment Adviser expects that such repurchase and reverse repurchase agreements will primarily involve government securities of countries belonging to the Organization for Economic Cooperation and Development ("OECD"). Transactions in foreign repurchase and reverse repurchase agreements may involve additional risks.

The member countries of the OECD are: Australia, Austria, Belgium, Canada, Czech Republic, Denmark, Finland, France, Germany, Greece, Hungary, Iceland, Ireland, Italy, Japan, Korea, Luxembourg, Mexico, Netherlands, New Zealand, Norway, Poland, Portugal, Spain, Sweden, Switzerland, Turkey, United Kingdom and the United States.

DOLLAR ROLL TRANSACTIONS
"Dollar roll" transactions occur when a Portfolio sells GNMA certificates or other mortgage-backed securities to a bank or broker-dealer (the "COUNTERPARTY") along with a commitment to purchase from the counterparty similar, but not identical, securities at a future date, at the same price. The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. The Portfolio receives a fee from the counterparty as consideration for entering into the commitment to purchase. Dollar rolls may be renewed over a period of several months with a new purchase and repurchase price fixed and a cash settlement made at each renewal without physical delivery of securities. The transaction may be preceded by a firm commitment agreement, pursuant to which, the Portfolio agrees to buy a security on a future date. Portfolios will not use such transactions for leverage purposes and will segregate cash, U.S. Government securities or other appropriate securities in an amount sufficient to meet its purchase obligations under the transactions.

Dollar roll transactions are similar to reverse repurchase agreements in that they involve the sale of a security coupled with an agreement to repurchase. Like all borrowings, a dollar roll involves costs to a Portfolio. For example, while a Portfolio receives a fee as consideration for agreeing to repurchase the security, the Portfolio may forgo the right to receive all principal and interest payments while the counterparty holds the security. These payments to the counterparty may exceed the Portfolio fee received, thereby effectively charging the Portfolio interest on its borrowing. Further, although the Portfolio can estimate the amount of expected principal prepayment over the term of the dollar roll, a variation in the actual amount of prepayment could increase or decrease the cost of the Portfolio's borrowing.

MORTGAGE-BACKED SECURITIES
Mortgage-backed securities can be issued in multiple classes. Such securities are called multi-class mortgage-backed securities ("MBS") and the classes are often referred to as "tranches." MBS securities are issued at a specific fixed or floating coupon rate and have a stated maturity or final distribution date. Principal prepayment on the Underlying Assets may cause the MBSs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all or most classes of the MBSs on a periodic basis, typically monthly or quarterly. The principal and interest on the Underlying Assets may be allocated among the several classes of a series of a MBS in many different ways. In a relatively common structure, payments of principal (including any principal prepayments) on the Underlying Assets are applied to the classes of a series of a MBS in the order of their respective stated maturities. No payment of principal will be made on any class of MBSs until all other classes having an earlier stated maturity have been paid in full.

OTHER ASSET-BACKED SECURITIES
The Investment Adviser expects that other asset-backed securities (unrelated to mortgage loans) will be developed and offered to investors in the future. Certain asset-backed securities have already been offered to investors including securities backed by automobile loans and credit card receivables. Consistent with each Portfolio's investment objectives and policies, a Portfolio may invest in other types of asset-backed securities, as they become available.

ZERO COUPON SECURITIES AND CUSTODIAL RECEIPTS
Zero coupon securities include securities issued directly by the U.S. Treasury, and U.S. Treasury bonds or notes and their unmatured interest coupons or receipts for their underlying principal (the "COUPONS") which have been separated by their holder. Holders are typically custodian banks or investment brokerage firms. A holder will separate the interest coupons from the underlying principal (the "CORPUS") of the U.S. Treasury security. A number of securities firms and banks have stripped the interest coupons and resold them in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRS") and "Certificate of Accrual on Treasuries" ("CATS"). The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof. Counsel to the underwriters of these certificates or other evidences of ownership of the U.S. Treasury securities have stated that for Federal tax and securities law purposes, purchasers of such certificates, such as a Portfolio, will most likely be deemed the beneficial holders of the underlying U.S. Treasury securities.

Recently, the Treasury has facilitated transfer of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the Treasury Department is known as "Separate Trading of Registered Interest and Principal of Securities" ("STRIPS"). Under the STRIPS program, a Portfolio can have its beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of holding certificates or other evidences of ownership of the underlying U.S. Treasury securities.

When U.S. Treasury obligations have been stripped of their unmatured interest coupons by the holder, the principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. Once stripped or separated, the corpus and coupons may be sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold in such bundled form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero coupon securities that the Treasury sells itself.

LOAN PARTICIPATIONS
A loan participation is an interest in a loan to an U.S. corporation (the "CORPORATE BORROWER") which is administered and sold by an intermediary bank. The borrower of the underlying loan will be deemed to be the issuer of the participation interest except to the extent the Portfolio derives its rights from the intermediary bank who sold the loan participation. Such loans must be to issuers whose obligations a Portfolio may invest. Any participation purchased by a Portfolio must be issued by a bank in the United States with assets exceeding $1 billion. (See:"Supplemental Discussion of Risks").

VARIABLE AMOUNT MASTER DEMAND NOTES
Variable amount master demand notes are investments of fluctuating amounts and varying interest rates made pursuant to direct arrangements between a Portfolio (as lender) and a borrower. These notes are direct lending arrangements between lenders and borrowers, and are generally non-transferable, nor are they ordinarily rated by either Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P").

CURRENCY-INDEXED NOTES
In selecting the two currencies with respect to which currency-indexed notes are adjusted, the Investment Adviser and the Sub-Adviser will consider the correlation and relative yields of various currencies. A Portfolio may purchase a currency-indexed obligation using the currency in which it is denominated and, at maturity, will receive interest and principal payments thereon in that currency. The amount of principal payable by the issuer at maturity, however, will fluctuate in response to any changes in the exchange rates between the two specified currencies during the period from the date the instrument is issued to its maturity date. The potential for realizing gains as a result of changes in foreign currency exchange rates may enable a Portfolio to hedge the currency in which the obligation is denominated (or to effect cross-hedges against other currencies) against a decline in the U.S. dollar value of investments denominated in foreign currencies while providing an attractive market rate of return. Each Portfolio will purchase such indexed obligations to generate current income or for hedging purposes and will not speculate in such obligations.

PRINCIPAL EXCHANGE RATE LINKED SECURITIES
Principal exchange rate linked securities (or "PERLs") are debt obligations, the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency. The return on "standard" principal exchange rate linked securities is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar. PERLs are adversely affected by increases in the foreign exchange value of the U.S. dollar. Reverse principal exchange rate linked securities differ from "standard" PERL securities in that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of the foreign currency. Security interest payments are generally made in U.S. dollars at rates reflecting the degree of foreign currency risk assumed or given up by the note's purchaser.

PERFORMANCE INDEXED PAPER

Performance indexed paper (or "PIPs") is U.S. dollar-denominated commercial paper, whose yield is linked to certain foreign exchange rate movements. The investor's yield on performance indexed paper is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency. This yield is within a stipulated range of return at the time the obligation was purchased, lying within a guaranteed minimum rate below and a potential maximum rate of return above market yields on U.S. dollar-denominated commercial paper. Both the minimum and maximum rates of investment return correspond to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

OTHER FOREIGN CURRENCY EXCHANGE-RELATED SECURITIES
Securities may be denominated in the currency of one nation although issued by a governmental entity, corporation or financial institution of another nation. For example, a Portfolio may invest in a British pound sterling-denominated obligation issued by a United States corporation. Such investments involve credit risks associated with the issuer and currency risks associated with the currency in which the obligation is denominated. The Portfolio's investment Adviser or the Sub-Adviser bases its decision to invest in any future foreign currency exchange-related securities on the same general criteria applicable to the Investment Adviser's or Sub-Adviser's decision for such Portfolio to invest in any debt security. This includes the Portfolio's minimum ratings and investment quality criteria, with the additional element of foreign currency exchange rate exposure added to the Investment Adviser's or Sub-Adviser's analysis of interest rates, issuer risk and other factors.

SECURITIES DENOMINATED IN MULTI-NATIONAL CURRENCY UNITS OR MORE THAN ONE
CURRENCY
An illustration of a multi-national currency unit is the European Currency Unit (the "ECU"). The ECU is a "basket" consisting of specified currency amounts of the member states of the European Community, a Western European economic cooperative organization. The specific currency amounts comprising the ECU may be adjusted by the Council of Ministers of the European Community to reflect changes in relative values of the underlying currencies. The Investment Adviser does not believe that such adjustments will adversely affect holders of ECU-denominated obligations or the marketability of such securities.

FOREIGN CURRENCY WARRANTS
Foreign currency warrants such as currency exchange warrants ("CEWs") are warrants entitling the holder to receive a cash amount from their issuer (generally, for warrants issued in the United States in U.S. Dollars). This cash amount is calculated pursuant to a predetermined formula, based on the exchange rate between a specified foreign currency and the U.S. Dollar as of the exercise date of the warrant. Foreign currency warrants are generally exercisable when issued and expire at a specified date and time. Foreign currency warrants have been issued in connection with U.S. Dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk, which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed income marketplace. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. Dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed). Foreign currency warrants are subject to other risks associated with foreign securities, including risks arising from complex political or economic factors.

MUNICIPAL INSTRUMENTS
Municipal notes include such instruments as tax anticipation notes, revenue anticipation notes, and bond anticipation notes. Municipal notes are issued by state and local governments and public authorities as interim financing in anticipation of tax collections, revenue receipts or bond sales. Municipal bonds may be issued to raise money for various public purposes, and include general obligation bonds and revenue bonds. General obligation bonds are backed by the taxing power of the issuing municipality and considered the safest type of bonds. Revenue bonds are backed by the revenues of a project or facility such as the tolls from a toll bridge. Industrial development revenue bonds are a specific type of revenue bond backed by the credit and security of a private user. Revenue bonds are generally considered to have more potential risk than general obligation bonds.

Municipal obligation rates can be floating, variable or fixed. The values of floating and variable rate obligations are generally more stable than those of fixed rate obligations in response to changes in interest rate levels. Variable and floating rate obligations usually carry rights permitting a Portfolio to sell them upon short notice at par value plus accrued interest. The issuers or financial intermediaries providing rights to sell may support their ability to purchase the obligations by obtaining credit with liquidity supports. These may include lines of credit (conditional commitments to lend) or letters of credit, (which are ordinarily irrevocable) issued by domestic banks or foreign banks having a United States branch, agency or subsidiary. When considering whether an obligation meets a Portfolio's quality standards, the Investment Adviser will look at the creditworthiness of the party providing the right to sell as well as to the quality of the obligation itself.

Municipal securities may be issued to finance private activities, the interest from which is an item of tax preference for purposes of the federal alternative minimum tax. Such "private activity" bonds might include industrial development revenue bonds, and bonds issued to finance such projects as solid waste disposal facilities, student loans or water and sewage projects.

                SUPPLEMENTAL DESCRIPTION OF INVESTMENT TECHNIQUES

BORROWING
Each Portfolio may borrow money temporarily from banks when:

a.  it is advantageous to do so in order to meet redemption requests,

b. a Portfolio fails to receive transmitted funds from a shareholder on a timely basis,

c.  the custodian of the Fund fails to complete delivery of securities sold, or

d. a Portfolio needs cash to facilitate the settlement of trades made by the Portfolio.

In addition, each Portfolio may, in effect, lend securities by engaging in reverse repurchase agreements and/or dollar roll transactions and may, in effect, borrow money by doing so. Securities may be borrowed by engaging in repurchase agreements.

SECURITIES LENDING
With the exception of U.S. Short-Term, each Portfolio may lend out its investment securities. The value of these securities may not exceed 33 1/3% of the Portfolio's total assets. Such securities may be lent to banks, brokers and other financial institutions if it receives in return, collateral in cash, U.S. Government Securities or irrevocable bank stand-by letters of credit. Such collateral will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The Fund may terminate the loans at any time and the relevant Portfolio will then receive the loaned securities within five days. During the loan period, the Portfolio receives the income on the loaned securities and a loan fee thereby potentially increasing its total return.

                        SUPPLEMENTAL DISCUSSION OF RISKS

The risks associated with the different types of securities in which the Portfolios may invest are described in the Prospectus under "INVESTMENT INFORMATION." Additional information concerning risks associated with certain of the Portfolio's investments is set forth below.

FOREIGN INVESTMENTS
Foreign financial markets, while growing in volume, have, for the most part, substantially less volume than United States markets. Thus, many foreign company securities are less liquid and their prices are more volatile than securities of comparable domestic companies. Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delivery of securities may not occur at the same time as payment in some foreign markets. Delays in settlement could result in temporary periods when a portion of portfolio assets remains uninvested, earning no return. The inability of a Portfolio to make intended security purchases due to settlement problems could cause the Portfolio to miss attractive investment opportunities. Inability to dispose portfolio securities due to settlement problems could result either in portfolio losses due to subsequent declines in portfolio security value or, if the Portfolio has entered into a contract to sell the security, could result in possible liability to the purchaser. Comparatively speaking, there is less government supervision and regulation of exchanges, financial institutions and issuers in foreign countries than there is in the United States. In addition, a foreign government may impose exchange control regulations, which may impact currency exchange rates.

FOREIGN BANK OBLIGATIONS
Foreign bank obligations involve somewhat different investment risks than those affecting obligations of United States banks. Included in these risks are possibilities that:

a. investment liquidity may be impaired due to future political and economic developments;

b. their obligations may be less marketable than comparable obligations of United States banks;

c. a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations;

d.  foreign deposits may be seized or nationalized;

e. foreign governmental restrictions such as exchange controls may be adopted that might adversely affect the payment of principal and interest on those obligations;

f. the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks; or

g. the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to United States banks.

Foreign banks are not generally subject to examination by any United States government agency or instrumentality. Also, investments in commercial banks located in some foreign countries are subject to additional risks because they engage in commercial banking and diversified securities activities.

DOLLAR ROLL TRANSACTIONS
Dollar roll transactions involve potential risks of loss, which differ from those relating to the securities underlying the transactions. For example, should the counterparty become insolvent, a Portfolio's right to purchase from the counterparty might be restricted. Additionally, the value of such securities may change adversely before the Portfolio is able to purchase them. Similarly, a Portfolio may be required to purchase securities in connection with a dollar roll at a higher price than may otherwise be available on the open market. Since, as noted above, the counterparty is required to deliver a similar, but not identical, security to a Portfolio, the security which the Portfolio is required to buy under the dollar roll may be worth less than an identical security. There can be no assurance that a Portfolio's use of the cash it receives from a dollar roll will provide a return exceeding borrowing costs.

MORTGAGE AND ASSET-BACKED SECURITIES
Prepayments on securitized assets such as mortgages, automobile loans and credit card receivables ("SECURITIZED Assets") generally increase with falling interest rates and decrease with rising interest rates. Repayment rates are often influenced by a variety of economic and social factors. In general, the collateral supporting non-mortgage asset-backed securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments. In addition to prepayment risk, borrowers on the underlying Securitized Assets may default in their payments creating delays or loss of principal.

Non-mortgage asset-backed securities involve certain risks not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of a security interest in assets underlying the related mortgage collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicer to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. Therefore, there is a possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

New forms of asset-backed securities are continuously being created. While Portfolios only invest in asset-backed securities the Investment Adviser believes are liquid, market experience in some of these securities is limited and liquidity may not have been tested in market cycles.

FORWARD COMMITMENTS
Portfolios may purchase securities on a when-issued or forward commitment basis. These transactions present a risk of loss should the value of the securities to be purchased increase prior to the settlement date and the counterparty to the trade fail to execute the transaction. If this were to occur, the Portfolio's net asset value, including a security's appreciation or depreciation purchased on a forward basis, would decline by the amount of such unrealized appreciation.

LOAN PARTICIPATIONS
Because the bank issuing a loan participation does not guarantee the participation in any way, it is subject to the credit risks generally associated with the underlying corporate borrower. It may be necessary under the terms of the loan participation for a Portfolio to assert, through the issuing bank, such rights as may exist against the underlying corporate borrower should the underlying corporate borrower fail to pay principal and interest when due. Thus, the Portfolio could be subject to delays, expenses and risks which are greater than those which would have been involved if the Portfolio had purchased a direct obligation (such as commercial paper) of the borrower. Moreover, under the terms of the loan participation, the purchasing Portfolio may be regarded as a creditor of the issuing bank (rather than of the underlying corporate borrower), so that the Portfolio also may be subject to the risk that the issuing bank may become insolvent. Further, in the event of the bankruptcy or insolvency of the corporate borrower, the loan participation might be subject to certain defenses that can be asserted by a borrower as a result of improper conduct by the issuing bank. The secondary market, if any, for these loan participation interests is limited, and any such participation purchased by a Portfolio will be treated as illiquid, until the Board of Directors determines that a liquid market exists for such participations. Loan participations will be valued at their fair market value, as determined by procedures approved by the Board of Directors.

HIGH YIELD/HIGH RISK DEBT SECURITIES
The High Yield, Emerging Markets and Global High Yield Portfolios will invest their assets in debt securities which are rated below investment-grade--that is, rated below Baa by Moody's or BBB by S&P, and in unrated securities judged to be of equivalent quality by the Investment Adviser or Sub-Adviser. Securities below investment grade carry a high degree of risk (including the possibility of default or bankruptcy of the issuers of such securities), and generally involve greater price volatility and risk of principal and income. These securities may be less liquid than securities in the higher rating categories and are considered to be speculative. The lower the ratings of such debt securities, the greater their risks render them like equity securities. See "Quality Ratings Descriptions" in this SAI for a more complete description of the ratings assigned by ratings organizations and their respective characteristics.

Economic downturns have in the past, and could in the future, disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would have a greater adverse impact on the value of such obligations than on comparable higher quality debt securities. During an economic downturn or period of rising interest rates, highly leveraged issues may experience financial stresses, which could adversely affect their ability to service their principal and interest payment obligations. Prices and yields of high yield securities will fluctuate over time and, during periods of economic uncertainty, volatility of high yield securities may adversely affect the Portfolio's net asset value. In addition, investments in high yield zero coupon or pay-in-kind bonds, rather than income-bearing high yield securities, may be more speculative and may be subject to greater fluctuations in value due to changes in interest rates.

The trading market for high yield securities may be thin to the extent that there is no established retail secondary market or because of a decline in the value of such securities. A thin trading market may limit the ability of the Portfolio to accurately value high yield securities it holds and to dispose of those securities. Adverse publicity and investor perceptions may decrease the values and liquidity of high yield securities. These securities may also involve special registration responsibilities, liabilities and costs.

Credit quality in the high yield securities market can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks posed by a particular high yield security. For these reasons, it is the policy of the Investment Adviser and Sub-Adviser not to rely exclusively on ratings issued by established credit rating agencies, but to supplement such ratings with its own independent and on-going review of credit quality. The achievement of the Portfolio's investment objective by investment in such securities may be more dependent on the Investment Adviser's or Sub-Adviser's credit analysis than is the case for higher quality bonds. Should the rating of a portfolio security be downgraded, the Investment Adviser or Sub-Adviser will determine whether it is in the best interest of the Portfolio to retain or dispose of such security. Prices for below investment-grade securities may be affected by legislative and regulatory developments.

                         SUPPLEMENTAL HEDGING TECHNIQUES

Each of the Portfolios may enter into forward foreign currency contracts (a "FORWARD CONTRACT") and may purchase and write (on a covered basis) exchange-traded or over-the-counter ("OTC") options on currencies, foreign currency futures contracts and options on foreign currency futures contracts. These contracts are primarily entered into to protect against a decrease in the U.S. dollar equivalent value of its foreign currency portfolio securities or the payments thereon that may result from an adverse change in foreign currency exchange rates. Under normal circumstances, Worldwide-Hedged and Inflation-Indexed Hedged intends to hedge its currency exchange risk to the extent feasible, but there can be no assurance that all of the assets of each Portfolio denominated in foreign currencies will be hedged at any time, or that any such hedge will be effective. Each of the other Portfolios may at times, at the discretion of the Investment Adviser and the Sub-Adviser, hedge all or some portion of its currency exchange risk.

Conditions in the securities, futures, options and foreign currency markets will determine whether and under what circumstances the Fund will employ any of the techniques or strategies described below. The Fund's ability to pursue these strategies may be limited by applicable regulations of the Commodity Futures Trading Commission ("CFTC") and the federal tax requirements applicable to regulated investment companies. (See: "Investment Information" in the Prospectus and "Supplemental Tax Considerations" below for more information on hedging.)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS & ASSOCIATED RISKS
Each Portfolio may, and generally certain Portfolios will, purchase and sell forward contracts. A forward contract obligates one party to purchase and the other party to sell a definite foreign currency amount at some specified future date. Purchasing or selling forward contracts may help offset declines in the U.S. dollar-equivalent value of a Portfolio's foreign currency denominated assets and the income available for distribution to Portfolio shareholders. These declines in the U.S. dollar-equivalent value may be the result of adverse exchange rate changes between the U.S. dollar and the various foreign currencies in which a Portfolio's assets or income may be denominated. The U.S. dollar-equivalent value of the principal amount of and rate of return on foreign currency denominated securities will decline should the U.S. dollar exchange rate rise in relation to that currency. Such declines could be partially or completely offset by an increase in the value of a forward contract on that foreign currency.

In addition to entering into forward contracts with respect to assets that a Portfolio holds (a "POSITION HEDGE"), the Investment Adviser or the Sub-Adviser may purchase or sell forward contracts or foreign currency options in a particular currency with respect to specific anticipated transactions (a "TRANSACTION HEDGE"). By purchasing forward contracts, the Investment Adviser or Sub-Adviser can establish the exchange rate at which a Portfolio will be entitled to exchange U.S. dollars for a foreign currency or a foreign currency for U.S. dollars at some point in the future. Thus, such contracts may lock in the U.S. dollar cost of purchasing foreign currency denominated securities, or set the U.S. dollar value of the income from securities it owns or the proceeds from securities it intends to sell.

While the use of foreign currency forward contracts may protect a Portfolio against declines in the U.S. dollar-equivalent value of the Portfolio's assets, such use will also reduce the possible gain from advantageous changes in the value of the U.S. dollar against particular currencies in which their assets are denominated. Moreover, the use of foreign currency forward contracts will not eliminate fluctuations in the underlying U.S. dollar-equivalent value of the prices of or rates of return on the assets held in the Portfolio.

The use of such techniques will subject the Portfolio to certain risks:

a. the foreign exchange markets can be highly volatile and are subject to sharp price fluctuations;

b. trading forward contracts can involve a degree of leverage, and relatively small movements in the rates of exchange between the currencies underlying a contract could result in immediate and substantial losses to the investor;

c. trading losses that are not offset by corresponding gains in assets being hedged could reduce the value of assets held by a Portfolio;

d. the precise matching of the forward contract amounts and the value of the hedged portfolio securities involved will not generally be possible. The future value of such foreign currency denominated portfolio securities will change as a consequence of market movements in the value of those securities. This change is unrelated to fluctuations in exchange rates and the U.S. dollar-equivalent value of such assets between the date the forward contract is entered into and the date that it is sold. Thus, it may be necessary for a Portfolio to purchase additional foreign currency in the cash market (and bear the expense of such purchase), if the market value of the security is less than the amount of the foreign currency it may deliver, pursuant to the forward contract.

The success of any currency hedging technique depends on the ability of the Investment Adviser or Sub-Adviser to predict correctly, movements in foreign currency exchange rates. If the Investment Adviser or Sub-Adviser incorrectly predicts the direction of such movements, or if unanticipated changes in foreign currency exchange rates occur, a Portfolio's performance may decline because of the use of such contracts. The accurate projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain.

Portfolio costs of engaging in foreign currency forward contracts will vary with factors such as:

a.  the foreign currency involved;

b.  the length of the contract period; and

c. the market conditions then prevailing, including general market expectations as to the direction of the movement of various foreign currencies against the U.S. dollar.

Furthermore, the Investment Adviser or Sub-Adviser may not be able to purchase forward contracts with respect to all of the foreign currencies in which the Portfolio's portfolio securities may be denominated. In those circumstances, the correlation between movement in the exchange rates of the subject currency and the currency in which the portfolio security is denominated may not be precise. Moreover, if the forward contract is entered into in an over-the-counter transaction, the Portfolio generally will be exposed to the credit risk of its counterparty. Should a Portfolio enter into such contracts on a foreign exchange, the contract will be subject to the rules of that foreign exchange. Foreign exchanges may impose significant restrictions on the purchase, sale or trading of such contracts, and may impose limits on price moves. Such limits may affect significantly, the ability to trade the contract or otherwise, to close out the position and could create potentially significant discrepancies between the cash and market value of the position in the forward contracts. Finally, the cost of purchasing forward contracts in a particular currency will reflect, in part, the rate of return available on instruments denominated in that currency. The cost of purchasing forward contracts to hedge foreign currency portfolio securities may reduce that rate of return toward the rate of return that would be earned on assets denominated in U.S. dollars.

OTHER STRATEGIES OF CERTAIN PORTFOLIOS
Certain Portfolios may use forward contracts to hedge the value of portfolio securities against changes in exchange rates. These Portfolios may attempt to enhance its portfolio return by entering into forward contracts and currency options, as discussed below, in a particular currency in an amount in excess of the value of its assets denominated in that currency or when it does not own assets denominated in that currency. If the Investment Adviser or Sub-Adviser is not able to predict correctly the direction and extent of movements in foreign currency exchange rates, entering into such forward or option contracts may decrease rather than enhance the Portfolio's return. In addition, if the Portfolio enters into forward contracts when it does not own assets denominated in that currency, the Portfolio's volatility may increase and losses on such contracts will not be offset by increases in the value of portfolio assets.

OPTIONS ON FOREIGN CURRENCIES
Each Portfolio may purchase and sell (or write) put and call options on foreign currencies protecting against:

a. a decline in the U.S. dollar-equivalent value of its portfolio securities or payments due thereon, or

b. a rise in the U.S. dollar-equivalent cost of securities that it intends to purchase.

A foreign currency put option grants the holder the right, but not the obligation to sell a specified amount of a foreign currency to its counterparty at a predetermined price on a later date. Conversely, a foreign currency call option grants the holder the right, but not the obligation, to purchase a specified amount of a foreign currency at a predetermined price at a later date.

As in the case of other types of options, a Portfolio's benefits from the purchase of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction, or to the extent anticipated, the Portfolio could sustain losses on transactions in foreign currency options, requiring them to forego a portion or all of the benefits of advantageous changes in such rates.

Each Portfolio may write options on foreign currencies for hedging purposes. For example, where a Portfolio anticipates a decline in the dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option most likely will not be exercised, and the decrease in value of portfolio securities will be offset by the amount of the premium received.

Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar costs of securities to be acquired, a Portfolio could write a put option on the relevant currency. If rates move in the manner projected, the put option will expire unexercised, allowing the Portfolio to hedge such increased costs up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium. If movement in the expected direction does not occur, the option may be exercised and the Portfolio would be required to purchase or sell the underlying currency at a loss which may not be fully offset by the amount of the premium. Through the writing of options on foreign currencies, a Portfolio also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements in exchange rates.

OPTIONS ON SECURITIES
Each Portfolio may also enter into closing sale transactions with respect to options it has purchased. A put option on a security grants the holder the right, but not the obligation, to sell the security to its counterparty at a predetermined price at a later date. Conversely, a call option on a security grants the holder the right, but not the obligation, to purchase the security underlying the option at a predetermined price at a later date.

Normally, a Portfolio would purchase put options in anticipation of a decline in the market value of securities it holds or securities it intends to purchase. If a Portfolios purchases a put option and the value of the security decreases below the strike price of the option, the Portfolio has the right to sell that security to its counterparty for the strike price (or realize the value of the option by entering into a closing transaction). Thus, the Portfolio would protect itself against any further decrease in the value of the security during the term of the option.

Conversely, if the Investment Adviser or Sub-Adviser anticipates that a security that it intends to acquire will increase in value, it might cause a Portfolio to purchase a call option on that security or securities similar to that security. If the value of the security does rise, the call option may wholly or partially offset the increased price of the security. As in the case of other types of options, however, the benefit to the Portfolio will be reduced by the amount of the premium paid to purchase the option and any related transaction costs. If, however, the value of the security falls instead of rises, the Portfolio will have foregone a portion of the benefit of the decreased price of the security in the amount of the option premium and the related transaction costs.

A Portfolio would purchase put and call options on securities indices for the same purposes, as it would purchase options on securities. Options on securities indices are similar to options on securities except that the options on securities reflect the change in price of a group of securities rather than an individual security. The exercise of options on securities indices is settled in cash rather than by delivery of the securities comprising the index underlying the option.

A Portfolio's transactions in options on securities and securities indices will be governed by the rules and regulations of the respective exchanges, boards of trade or other trading facilities on which the options are traded.

CONSIDERATIONS CONCERNING OPTIONS
The writer of an option receives a premium, which it retains regardless of whether the option is exercised. The purchaser of a call option has the right to purchase the securities or currency subject to the option at a specified price (the "EXERCISE PRICE") for a specified length of time. By writing a call option, the writer becomes obligated during the term of the option, and upon exercise of the option, to sell the underlying securities or currency to the purchaser against receipt of the exercise price. The writer of a call option also loses the potential for gain on the underlying securities or currency in excess of the exercise price of the option during the period that the option is open.

Conversely, the purchaser of a put option has the right to sell the securities or currency subject to the option, to the writer of the put option at the specified exercise price for a specified length of time. Upon exercising a put option, the writer of the put option is obligated to purchase securities or currency underlying the option at the exercise price during the term of the option. A writer might, therefore, be obligated to purchase the underlying securities or currency for more than their current market price or U.S. dollar value, respectively.

Each Portfolio may purchase and sell both exchange-traded and OTC options. Although many options on equity securities and options on currencies are currently exchange-traded, options on debt securities are primarily traded in the over-the-counter market. The writer of an exchange-traded option wishing to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. Options of the same series are options with respect to the same underlying security or currency, having the same expiration date and the same exercise price. Likewise, an investor who is the holder of an option may liquidate a position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously purchased. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

An exchange-traded option position may be closed out only where a secondary market exists for an option of the same series. For a number of reasons, a secondary market may not exist for options held by a Portfolio, or trading in such options might be limited or halted by the exchange on which the option is trading. In such cases, it might not be possible to effect closing transactions. (e.g., options the Portfolio has purchased with the result that the Portfolio would have to exercise the options in order to realize any profit). If the Portfolio is unable to effect a closing purchase transaction in a secondary market in an option it has written, it will not be able to sell the underlying security or currency until either: 1) the option expires, or 2) the Portfolio delivers the underlying security or currency upon exercise or otherwise cover its position.

EXCHANGE TRADED & OTC OPTIONS
U.S. exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed. Thus, in effect, every exchange-traded option transaction is guaranteed. In contrast, over the counter ("OTC") options are contracts between a Portfolio and its counterparty with no clearing organization guarantee. Thus, when the Portfolio purchases OTC options, it relies on the dealer from whom it purchased the option to make or take delivery of the securities underlying the option. The dealer's failure to do so would result in the loss of the premium paid by the Portfolio as well as the loss of the expected benefit of the transaction. The Investment Adviser or Sub-Adviser will purchase options only from dealers determined by the Investment Adviser to be creditworthy.

Exchange-traded options generally have a continuous liquid market whereas OTC options may not. Consequently, a Portfolio will generally be able to realize the value of an OTC option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when the Portfolio writes an OTC option, it generally will be able only to close out the OTC option prior to its expiration by entering into a closing purchase transaction with the original issuing dealer of the OTC option. A Portfolio will only enter into OTC options with dealers who agree to enter into them, and those who are capable of entering into closing transactions with the Portfolio. There can be no assurance that the Portfolio will be able to liquidate an OTC option at a favorable price at any time prior to expiration. Until the Portfolio is able to effect a closing purchase transaction in a covered OTC call option the Portfolio has written, it will not be able to liquidate securities used as cover until the option expires, it is exercised or different cover is substituted. In the event of insolvency of the counterparty, the Portfolio may be unable to liquidate an OTC option. In the case of options written by a Portfolio, the inability to enter into a closing purchase transaction may result in material losses to the Portfolio. For example, since the Portfolio must maintain a covered position with respect to any call option on a security it writes, the Portfolio may be limited in its ability to sell the underlying security while the option is outstanding. This may impair the Portfolio's ability to sell a portfolio security at a time when such a sale might be advantageous.

FOREIGN CURRENCIES
There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information available is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options market until they reopen. Foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options. Thus, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

The use of options to hedge a Portfolio's foreign currency-denominated portfolio or to enhance return raises additional considerations. As described above, a Portfolio may, among other things, purchase call options on securities it intends to acquire in order to hedge against anticipated market appreciation in the price of the underlying security or currency. If the market price does increase as anticipated, the Portfolio will benefit from that increase but only to the extent that the increase exceeds the premium paid and related transaction costs. If the anticipated rise does not occur, or if it does not exceed the amount of the premium and related transaction costs, the Portfolio will bear the expense of the options without gaining an offsetting benefit. If the market price of the underlying currency or securities should fall instead of rise, the benefit the Portfolio obtains from purchasing the currency or securities at a lower price will be reduced by the amount of the premium paid for the call options and by transaction costs.

A Portfolio also may purchase put options on currencies or portfolio securities when it believes a defensive posture is warranted. Protection is provided during the life of a put option because the put gives the Portfolio the right to sell the underlying currency or security at the put exercise price, regardless of a decline in the underlying currency's or security's market price below the exercise price. This right limits the Portfolio's losses from the currency's or security's possible decline in value below the exercise price of the option to the premium paid for the option and related transaction costs. If the market price of the currency or the Portfolio's securities should increase, however, the profit that the Portfolio might otherwise have realized will be reduced by the amount of the premium paid for the put option and by transaction costs.

The value of an option position will reflect, among other things:

the current market price of the underlying currency or security;

b.  the time remaining until expiration;

c.  the relationship of the exercise price to the market price;

d.  the historical price volatility of the underlying currency; and

e.  security and general market conditions.

For this reason, the successful use of options as a hedging strategy depends upon the ability of the Investment Adviser or the Sub-Adviser to forecast the direction of price fluctuations in the underlying currency or securities market.

Options normally have expiration dates of up to nine months. The exercise price of the options may be below, equal to or above the current market values of the underlying securities or currency at the time the options are written. Options purchased by a Portfolio expiring unexercised have no value, and therefore a loss will be realized in the amount of the premium paid (and related transaction costs). If an option purchased by any Portfolio is inthemoney prior to its expiration date, unless the Portfolio exercises the option or enters into a closing transaction with respect to that position, the Portfolio will not realize any gain on its option position.

A Portfolio's activities in the options market may result in a higher turnover rates and additional brokerage costs. Nevertheless, the Portfolio may also save on commissions and transaction costs by hedging through such activities, rather than buying or selling securities or foreign currencies in anticipation of market moves, or foreign exchange rate fluctuations.

FUTURES CONTRACTS
Each Portfolio may enter into contracts for the purchase or sale for future delivery (a "FUTURES CONTRACT") of:

a.  fixed-income securities or foreign currencies;

b. contracts based on financial indices including any index of U.S. Government Securities;

c.  foreign government securities; or

d.  corporate debt securities.

U.S. futures contracts have been designed by exchanges, which have been designated as "contracts markets" by the CFTC, and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market. Futures contracts trade on a number of exchanges and, through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange. A Portfolio will enter into futures contracts, based on debt securities that are backed by the full faith and credit of the U.S. Government, such as long-term U.S. Treasury Bonds, Treasury Notes, GNMA-modified pass-through mortgage-backed securities and three-month U.S. Treasury Bills. Portfolios may also enter into futures contracts based on securities that would be eligible investments for such Portfolio and that are denominated in currencies other than the U.S. dollar. This includes, without limitation, futures contracts based on government bonds issued in the United Kingdom, Japan, the Federal Republic of Germany, France and Australia and futures contracts based on three-month Euro-deposit contracts in the major currencies.

A Portfolio would purchase or sell futures contracts to attempt to protect the U.S. dollar-equivalent value of its securities from fluctuations in interest or foreign exchange rates without actually buying or selling securities or foreign currency. For example, if a Portfolio expected the value of a foreign currency to increase against the U.S. dollar, the Portfolio might enter into futures contracts for the sale of that currency. Such a sale would have much the same effect as selling an equivalent value of foreign currency. If the currency did increase, the value of the securities held by the Portfolio would decline, but the value of the futures contracts would increase at approximately the same rate. Thus, the Portfolio's net asset value would not decline as much as it otherwise would have.

Although futures contracts, by their terms, call for the actual delivery or acquisition of securities or currency, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take delivery of the securities or currency. The offsetting of a contractual obligation is accomplished by buying (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities or currency. Since all transactions in the futures market are performed through a clearinghouse associated with the exchange on which the contracts are traded, a Portfolio will incur brokerage fees when it purchases or sells futures contracts.

At the time a futures contract is purchased or sold, the Portfolio must allocate cash or securities as a deposit payment ("INITIAL MARGIN"). It is expected that the initial margin on U.S. exchanges may range from approximately 3% to approximately 15% of the value of the securities or commodities underlying the contract. Under certain circumstances, however, such as periods of high volatility, an exchange may require the Portfolio to increase the level of its initial margin payment. Additionally, initial margin requirements may be increased generally in the future by regulatory action. An outstanding futures contract is valued daily and the payment in cash of "variation margin" may be required, a process known as "marking to the market." Each day, the Portfolio will be required to provide (or will be entitled to receive) variation margin in an amount equal to any decline (in the case of a long futures position) or increase (in the case of a short futures position) in the contract's value since the preceding day.

Futures contracts entail special risks. Among other things, the ordinary spreads between values in the cash and futures markets, due to differences in the character of these markets, are subject to distortions relating to:

a.  investors' obligations to meet additional variation margin requirements;

b. decisions to make or take delivery, rather than entering into offsetting transactions; and

c. the difference between margin requirements in the securities markets and margin deposit requirements in the futures market.

The possibility of such distortion means that a correct forecast of general market, foreign exchange rate or interest rate trends by the Investment Adviser or Sub-Adviser may not result in a successful transaction.

The Investment Adviser believes that use of such contracts and options thereon will benefit the Portfolios. However, if the Investment Adviser's judgment about the general direction of securities market movements, foreign exchange rates or interest rates is incorrect, a Portfolio's overall performance would be poorer than if it had not entered into any such contracts or purchased or written options thereon. For example, if a Portfolio hedges against an interest rate increase, (which would adversely affect the price of debt securities held) and interest rates decrease, the Portfolio would lose part or all of the benefit of the increased value of its assets, which it had hedged. This would result in offsetting losses in its futures positions. In such situations, if the Portfolio has insufficient cash, it may have to sell some of its assets to meet daily variation margin requirements. Any such sale of assets may, but will not necessarily, be at increased prices which reflect the rising market. Thus, the Portfolio may have to sell assets at a time when it may be disadvantageous to do so.

A Portfolio's ability to establish and close out positions in futures contracts and options on futures contracts will be subject to the development and maintenance of a liquid market. Although a Portfolio generally will purchase or sell only those futures contracts and options thereon for which there appears to be a liquid market, there is no assurance that a liquid market on an exchange will exist for any particular futures contract or option thereon at any particular time. Where it is not possible to effect a closing transaction in a contract at a satisfactory price, the Portfolio would have to make or take delivery under the futures contract or, in the case of a purchased option, exercise the option or let it expire. In the case of a futures contract that a Portfolio has sold and is unable to close out, the Portfolio would be required to maintain margin deposits on the futures contract and to make variation margin payments until the contract is closed.

Under certain circumstances, exchanges may establish daily limits of the amount that the price of a futures contract or related option contract may vary either up or down from the previous day's settlement price. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures or options contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some traders to substantial losses.

Buyers and sellers of foreign currency futures contracts are generally subject to the same risks that apply to the use of futures. In addition, there are risks associated with foreign currency futures contracts and their use as hedging devices similar to those associated with options on foreign currencies described above. Further, settlement of a foreign currency futures contract must occur within the country issuing the underlying currency. Thus, a Portfolio must accept delivery of the underlying foreign currency in accordance with any U.S. or foreign restrictions or regulations regarding the maintenance of foreign banking arrangements by U.S. residents. It may also be required to pay any fees, taxes or charges associated with such delivery that are assessed in the country of the underlying currency.

OPTIONS ON FUTURES CONTRACTS
The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security or currency. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based, or the price of the underlying securities or currency, it may or may not be less risky than ownership of the futures contract or the underlying securities or currency. As with the purchase of futures contracts, a Portfolio that is not fully invested may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates or a change in foreign exchange rates.

Writing a call option on a futures contract constitutes a partial hedge against decreasing prices of the security or foreign currency. The hedge is deliverable upon exercise of the futures contract. If the futures price of the option at expiration is below the exercise price, a Portfolio will retain the full amount of the option premium, providing a partial hedge against any decline that may have occurred in the Portfolio's holdings. Writing a put option on a futures contract constitutes a partial hedge against increasing prices of the security or foreign currency. The hedge is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Portfolio will retain the full amount of the option premium providing a partial hedge against any increase in the price of securities, which a Portfolio intends to purchase. If a Portfolio's put or call option is exercised, it will incur a loss that will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its securities and changes in the value of its futures positions, a Portfolio's losses from existing options on futures may be reduced or increased by changes in the value of its securities.

The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on Portfolio securities. Thus, a Portfolio may purchase a put option on a futures contract to hedge against the risk of rising interest rates.

The amount of risk a Portfolio assumes when it purchases an option on a futures contract is:

       RISK = THE PREMIUM PAID FOR THE OPTION + RELATED TRANSACTION COSTS

In addition to the correlation risks discussed above, purchasing an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

Options on foreign currency futures contracts may involve certain additional risks. Trading options on foreign currency futures contracts is relatively new. The ability to establish and close out positions in such options is subject to the maintenance of a liquid secondary market. To mitigate this problem, a Portfolio will not purchase or write options on foreign currency futures contracts, unless and until the market for such options has developed sufficiently. This would make clearer the risks connected with such options, and would allow the are not greater than the risks in connection with transactions in the underlying foreign currency futures contracts. This is subject to the Investment Adviser's or Sub-Adviser's discretion. Compared to the purchase or sale of foreign currency futures contracts, the purchase of call or put options thereon involves less potential risk to the Portfolio because the maximum amount at risk is the premium paid for the option (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a foreign currency futures contract would result in a loss. This would occur when there is no movement in the price of the underlying currency or futures contract, when use of the underlying futures contract would not.

                             INVESTMENT RESTRICTIONS

The Fund has adopted the investment restrictions listed below relating to the investment of each Portfolio's assets and its activities other than Emerging Markets Portfolio, International Portfolio and Limited Duration Portfolio. These are fundamental policies that may not be changed without the approval of the holders of a majority of the outstanding voting securities of a Portfolio (which for this purpose and under the 1940 Act means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares). Portfolios may not:

a. borrow money, except in conformity with the limits set forth in the 1940 Act; notwithstanding the foregoing, short-term credits necessary for settlement of securities of transactions are not considered borrowings;

b.  issue senior securities, except to the extent permitted under the 1940 Act;

c.  underwrite securities of other issuers;

d. purchase or sell real estate (other than marketable securities representing interests in, or backed by, real estate); or

e.  purchase or sell physical commodities or related commodity contracts.

f. invest more than 25% of its total assets in the securities of issuers in any industry (other than U.S. Government Securities, the banking industry and the finance industry). For purposes of this test, finance will be deemed to include all asset-backed securities.


g.  make loans to other persons, except by:


     i. the purchase of a portion of an issue of debt obligations in which a Portfolio is authorized to invest in accordance with its investment objectives, and


    ii.  engaging in repurchase agreements.

The Fund has also adopted the non-fundamental investment restrictions listed below relating to the investment of each Portfolio's assets and its activities other than Emerging Markets Portfolio, International Portfolio and Limited Duration Portfolio. These non-fundamental policies may be changed by the Board of Directors without the approval of shareholders. The Portfolios may not:

a. purchase securities on margin (although deposits referred to as "margin" will be made in connection with investments in futures contracts, as explained above, and a Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities);

b.  invest in companies for the purpose of exercising control or management.

c. purchase or retain the securities of any issuer if the officers, directors or trustees of the Fund, or its advisors, or managers own beneficially more than one half of one percent of the securities of an issuer, or together own beneficially more than five percent of the securities of that issuer;

d. invest more than fifteen percent (15%) of the Fund's total assets in the securities of issuers which together with any predecessors have a record of less than three years continuous operation or securities of issuers, which are restricted as to disposition.

From time to time, a Portfolio's investment policy may restrict or limit the maximum percentage of the Portfolio's assets that may be invested in any security or other asset, or set forth a policy regarding quality standards. If so, such standard or percentage limitation shall be determined immediately after, and as a result of, the Portfolio's acquisition of such security or other asset. Accordingly, any later increase or decrease in a percentage resulting from a change in values, net assets or other circumstances will not be considered when determining whether that investment complies with the Portfolio's investment policies and restrictions.

Additional investment restrictions specific to a particular portfolio are as follows:

U.S. SHORT-TERM PORTFOLIO
U.S. Short-Term has adopted the following additional fundamental policy that may not be changed without the approval of the holders of a majority of the shares of the Portfolio. The Portfolio may not:


    invest more than 5% of its total assets in the securities of any issuer (other than securities issued by the U.S. Government, its agencies and instrumentalities, and repurchase agreements), or purchase more than 10% of the voting securities of any one issuer, with respect to 75% of the Portfolio's assets.



U.S. Short-Term has also adopted the following non-fundamental policy that may be changed by the Board of Directors without the approval of a majority of the shares of the Portfolio. The Portfolio may not:

    enter into repurchase agreements if, as a result thereof, more than 25% of its total assets would be subject to repurchase agreements.

WORLDWIDE AND WORLDWIDE-HEDGED PORTFOLIOS
Worldwide and Worldwide-Hedged each has adopted the following fundamental policy that may not be changed without the approval of the holders of a majority of the shares of either Portfolio. Each Portfolio may not:

    purchase or sell physical commodities or related commodity contracts.

Worldwide and Worldwide-Hedged each has also adopted the following non-fundamental policy that may be changed by the Board of Directors without the approval of a majority of the shares of the Portfolio. The Portfolio may not:

    enter into repurchase agreements if, as a result thereof, more than 25% of its total assets would be subject to repurchase agreements.

EMERGING MARKETS PORTFOLIO
Emerging Markets Portfolio has adopted the following fundamental policies that may not be changed without the approval of the holders of a majority of the outstanding voting securities of the Portfolio. The Portfolio may not:

a. borrow money, except by engaging in reverse repurchase agreements (reverse repurchase agreements and dollar roll transactions that are covered pursuant to SEC regulations or staff positions, will not be considered borrowing) or dollar roll transactions or from a bank as a temporary measure for the reasons enumerated in "INVESTMENT RESTRICTIONS" provided that the Portfolio will not borrow, more than an amount equal to one-third of the value of its assets, nor will it borrow for leveraging purposes (i.e., the Portfolio will not purchase securities while temporary bank borrowings in excess of 5% of its total assets are outstanding);

b.  issue senior securities (other than as specified in clause a);

c.  underwrite securities of other issuers;

d. purchase securities on margin (although deposits referred to as "margin" will be made in connection with investments in futures contracts, as explained above, and the Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities);

e. make short sales of securities (does not include options, futures, options on futures or forward currency contracts);

f. purchase or sell real estate (other than marketable securities representing interests in, or backed by, real estate); or

g.  purchase or sell physical commodities or related commodity contracts.

h. invest more than 25% of its total assets in the securities of issuers in any industry (other than U.S. Government Securities, the banking industry and the finance industry). For purposes of this test, finance will be deemed to include all asset-backed securities.


i.  make loans to other persons, except by:


     i. the purchase of a portion of an issue of debt obligations in which a Portfolio is authorized to invest in accordance with its investment objectives, and


     ii. engaging in repurchase agreements.

Emerging Markets Portfolio has also adopted the following non-fundamental policies that may be changed by the Board of Directors without the approval of the holders of a majority of the shares of the Portfolio. The Portfolio may not:

a.  invest in companies for the purpose of exercising control or management;

b. purchase or retain the securities of any issuer if the officers, directors or trustees of the Fund, or its advisors, or managers own beneficially more than one half of one percent of the securities of an issuer, or together own beneficially more than five percent of the securities of that issuer;

c. invest more than fifteen percent (15%) of the Fund's total assets in the securities of issuers which, together with any predecessors have a record of less than three years continuous operation or securities of issuers which are restricted as to disposition.

INTERNATIONAL AND LIMITED DURATION PORTFOLIOS
International and Limited Duration Portfolios each have adopted the following fundamental policies that may not be changed without the approval of the holders of a majority of the outstanding voting securities of either Portfolio.
Each Portfolio may not:

a. borrow money, except by engaging in reverse repurchase agreements (reverse repurchase agreements and dollar roll transactions that are covered pursuant to SEC regulations or staff positions, will not be considered borrowing) or dollar roll transactions or from a bank as a temporary measure for the reasons enumerated in "INVESTMENT RESTRICTIONS" provided that a Portfolio will not borrow, more than an amount equal to one-third of the value of its assets, nor will it borrow for leveraging purposes (i.e., a Portfolio will not purchase securities while temporary bank borrowings in excess of 5% of its total assets are outstanding);

b.  issue senior securities (other than as specified in clause a);

c. purchase securities on margin (although deposits referred to as "margin" will be made in connection with investments in futures contracts, as explained above, and a Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities);

d. make short sales of securities (does not include options, futures, options on futures or forward currency contracts);

e.  underwrite securities of other issuers;

f.  invest in companies for the purpose of exercising control or management;

g. purchase or sell real estate (other than marketable securities representing interests in, or backed by, real estate); or

h.  purchase or sell physical commodities or related commodity contracts.

i. purchasing or retaining securities of any issuer if the officers, directors or trustees of the Fund, or its advisors, or managers own beneficially more than one half of one percent of the securities of an issuer, or together own beneficially more than five percent of the securities of that issuer; and

j. the investment of more than fifteen percent (15%) of the Fund's total assets in the securities of issuers which together with any predecessors have a record of less than three years continuous operation or securities of issuers which are restricted as to disposition.

k. invest more than 25% of its total assets in the securities of issuers in any industry (other than U.S. Government Securities, the banking industry and the finance industry). For purposes of this test, finance will be deemed to include all asset-backed securities.


l.  make loans to other persons, except by:


     i. the purchase of a portion of an issue of debt obligations in which a Portfolio is authorized to invest in accordance with its investment objectives, and


    ii.  engaging in repurchase agreements.

ILLIQUID SECURITIES
The SEC's staff has taken the position that purchased OTC options and the assets used as cover for written OTC options are illiquid securities. Therefore, each Portfolio has adopted an investment policy regarding the purchase or sale of OTC options. The purchase or sale of an OTC option will be restricted if:

a. the total market value of the Portfolio's outstanding OTC options exceed 15% of the Portfolio's net assets, taken at market value, together with all other assets of the Portfolio that are illiquid or are not otherwise readily marketable;


b. the market value of the underlying securities covered by OTC call options currently outstanding that were sold by such Portfolio exceed 15% of the net assets of such Portfolio, taken at market value, together with all other assets of the Portfolio that are illiquid or are not otherwise readily marketable; and


c. margin deposits on such Portfolio's existing OTC options on futures contracts exceed 15% of the net assets of such Portfolio, taken at market value, together with all other assets of the Portfolio that are illiquid or are not otherwise readily marketable.


This policy is not fundamental to Portfolio operations and the Fund's Directors may amended it without the approval of the Fund's or a Portfolio's shareholders. However, the Fund will not change or modify this policy prior to a change or modification by the SEC's staff of its position.

                             PORTFOLIO TRANSACTIONS

The Portfolios' debt securities are primarily traded in the over-the-counter market by dealers who are usually acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Such securities are generally traded on a net basis and do not normally involve brokerage commissions or transfer taxes. The Fund enters into financial futures and options contracts normally involving brokerage commissions.

For the last three fiscal years, the amount of brokerage commissions (associated with financial futures and options contracts) paid by each Portfolio were as follows:

----------------------------------------------------------------------------------------------
                                      YEAR ENDED          YEAR ENDED          YEAR ENDED
                                     DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
         PORTFOLIO NAME                  1999                1998                1997
----------------------------------------------------------------------------------------------
         U.S. Short-Term                $148,225            $139,225            $126,108
        Limited Duration                  12,945               3,587               3,649
         Mortgage-Backed                 188,251             221,300             463,651
    Global Tactical Exposure             180,920             239,523             127,213
            Worldwide                     37,653              28,336              21,065

        Worldwide-Hedged                  61,904              54,965              11,724

         International                    26,178              34,107              13,040
  International Opportunities*             6,607                 305                 N/A
       Emerging Markets**                 16,399              32,923               7,697


*  Commenced operations October 8, 1998.
** Commenced operations on August 12, 1997.

The cost of executing transactions will consist primarily of dealer spreads. These spreads are not included in Portfolio expenses and therefore, are not subject to the expense cap. Nevertheless, incurring this spread, ignoring the other intended positive effects of each such transaction, will decrease the total return of the Portfolio. A Portfolio will buy one asset and sell another only if the Investment Adviser and/or the Sub-Adviser believes it is advantageous to do so after considering the effect of the additional custodial charges and the spread on the Portfolio's total return.

All purchases and sales will be executed with major dealers and banks on a best net price basis. No trades will be executed with the Investment Adviser, the Sub-Adviser, their affiliates, officers or employees acting as principal or agent for others, although such entities and persons may be trading contemporaneously in the same or similar securities. The Investment Adviser and/or Sub-Adviser may decide that a particular investment, which is appropriate for one Portfolio, is considered for purchase for the account of another Portfolio, client or fund. If this occurs, the investment opportunity, as well as the expenses incurred in the transaction, will be allocated in a manner deemed equitable by the Investment Adviser.

Certain Portfolios are expected to invest substantial portions of their assets in foreign securities. Since costs associated with transactions in foreign securities are generally higher than costs associated with transactions in domestic securities, the operating expense ratios of these Portfolios can be expected to be higher than that of an investment company investing exclusively in domestic securities.

                              SECURITIES VALUATION

Securities for which market quotations are readily available are valued at prices, which, in the opinion of the Investment Adviser, most nearly represent the market values of such securities. Currently, such prices are determined using the last reported sale price, or if no sales are reported (as in the case of some securities traded over-the-counter), the last reported bid price, except that certain securities are valued at the mean between the last reported bid and asked prices. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets are value at their fair value following procedures approved by the Directors. Liabilities are deducted from the total, and the resulting amount is divided by the number of shares outstanding for each Portfolio.

Reliable market quotations are not considered to be readily available for long-term corporate bonds and notes and certain foreign securities. These investments are valued at fair value on the basis of valuations furnished by pricing services, which determine valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

If any securities held by the Portfolios are restricted as to resale, the Investment Adviser determines their fair value following procedures approved by the Directors. The fair value of such securities is generally determined as the amount that a Portfolio could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by a Portfolio in connection with such disposition).

Generally, trading in securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. The values of these securities used in determining the net asset value of a Portfolio's shares are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities, the values of certain securities (such as convertible bonds, U.S. government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of securities may occur between such times and the close of the Exchange, which will not be reflected in the computation of a Portfolio's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value following procedures approved by the Directors. In addition, securities held by some of the Portfolios may be traded in foreign markets that are open for business on days that a Portfolio is not, and the trading of such securities on those days may have an impact on the value of a shareholder's investment at a time when the shareholder cannot buy and sell shares of such Portfolio.

The Money Market Portfolio generally values its portfolio securities at amortized cost according to Rule 2a-7 under the Investment Company Act of 1940, as amended.

                         SUPPLEMENTAL TAX CONSIDERATIONS

The following summary of tax consequences does not purport to be complete. It is based on U.S. federal tax laws and regulations in effect on the date of this SAI, which are subject to change by legislative or administrative action. Each investor is advised to consult their own tax advisor for more complete information on specific tax consequences.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY
Each active Portfolio has qualified, and intends to continue to qualify, to be treated as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Tax CODE"). To qualify as a RIC, a Portfolio must, among other things:

a. derive at least 90% of its gross income each taxable year, from dividends, interest, payments (with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies) or other income (including gains from options, futures or forward contracts) derived from its business of investing in securities or foreign currencies (the "QUALIFYING INCOME REQUIREMENT");

b. diversify its holdings so that, at the end of each quarter of the Portfolio's taxable year:

    i) at least 50% of the Portfolio's asset market value is represented by cash and cash items (including receivables), U.S. Government Securities, securities of other RICs and other securities, with such other securities of any one issuer limited to an amount not greater than 5% of the value of the Portfolio's total assets and not greater than 10% of the outstanding voting securities of such issuer and

    ii) not more than 25% of the value of the Portfolio's total assets is invested in the securities of any one issuer (other than U.S. Government Securities or the securities of other RICs); and

c. distribute at least 90% of its investment company taxable income (which includes, among other items, interest and net short-term capital gains in excess of net long-term capital losses).

The U.S. Treasury Department has the authority to promulgate regulations, pursuant to which, gains from foreign currency (and options, futures and forward contracts on foreign currency) not directly related to a RIC's principal business of investing in stocks and securities would not be treated as qualifying income. To date, such regulations have not been promulgated.

If a Portfolio does not qualify as a RIC for any taxable year, all of its taxable income will be taxed to the Portfolio at corporate rates. For each taxable year the Portfolio qualifies as a RIC, it will not be subject to federal income tax on that part of its investment company taxable income and net capital gains (the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders. In addition, to avoid a nondeductible 4% federal excise tax, the Portfolio must distribute during each calendar year an amount at least equal to the sum of :

a. 98% of its ordinary income (not taking into account any capital gains or losses), determined on a calendar year basis;

b. 98% of its capital gains in excess of capital losses, determined in general on an October 31 year-end basis; and

c.  any undistributed amounts from previous years.

Each Portfolio intends to distribute all of its net income and gains by automatically reinvesting such income and gains in additional Portfolio shares. Each Portfolio will monitor its compliance with all of the rules set forth in the preceding paragraph.

DISTRIBUTIONS
The following qualifies as taxable income to Portfolio shareholders:

a.  Portfolio's automatic reinvestment of its ordinary income,

b. net short-term capital gains and net long-term capital gains in additional Portfolio shares, and

c.  distribution of such shares to shareholders.

Generally, shareholders will be treated as if the Portfolio had distributed income and gains to them and then reinvested by them in Portfolio shares--even though no cash distributions have been made to shareholders. The automatic reinvestment of ordinary income and net realized short-term Portfolio capital gains would be taxable to shareholders as ordinary income. Each Portfolio's automatic reinvestment of any net long-term capital gains DESIGNATED as capital gain dividends by the Portfolio will be taxable to the shareholders as long-term capital gain. This is the case regardless of how long they have held their shares. None of the amounts treated as distributed to a Portfolio's shareholders will be eligible for the corporate dividends received deduction. A distribution will be treated as paid on December 31 of the current calendar year, if the
Portfolio:

a.  declares it during October, November or December, and

b.  the distribution has a record date in such a month, and

c. it is paid by the Portfolio during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than in the calendar year in which the distributions are received. Each Portfolio will inform shareholders of the amount and tax status of all amounts treated as distributed to them not later than 60 days after the close of each calendar year.

SALE OF SHARES
Upon the sale or other disposition of Portfolio shares, or upon receipt of a distribution in complete Portfolio liquidation, a shareholder usually will realize a capital gain or loss. This loss may be long-term or short-term, generally depending upon the shareholder's holding period for the shares. For tax purposes, a loss will be disallowed on the sale or exchange of shares if the disposed of shares are replaced (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days. The 61 day time window begins 30 days before and ends 30 days after the sale or exchange of such shares. Should a disposition fall within this 61-day window, the basis of the acquired shares will be adjusted to reflect the disallowed loss. A shareholder holding Portfolio shares for six months or longer will realize a long-term capital loss on share disposition.

ZERO COUPON SECURITIES
A Portfolio's investment in zero coupon securities will result in Portfolio income, equal to a portion of the excess of the amortized face value of the securities over their issue price (the "ORIGINAL ISSUE DISCOUNT"), prior amortized value or purchased cost for each year that the securities are held. This is so, even though the Portfolio receives no cash interest payments during the holding period. This income is included when determining the amount of income the Portfolio must distribute to maintain its status as a RIC and to avoid the payment of Federal income tax and the 4% excise tax.

HEDGING TRANSACTIONS
Certain options, futures and forward contracts in which a Portfolio may invest are "section 1256 contracts." Gains and losses on section 1256 contracts are generally treated as 60 percent long-term and 40 percent short-term capital gains or losses ("60/40 TREATMENT"). This is so, regardless of the length of the Portfolio's actual holding period for the contract. Also, a Portfolio holding a section 1256 contract at the end of each taxable year (and generally, for the purposes of the 4% excise tax, on October 31 of each year) must be treated as if the contract had been sold at its fair market value on that day ("MARK TO MARKET TREATMENT"). As such, any deemed gain or loss on the contract is subject to 60/40 treatment. Foreign currency gain or loss (discussed below) arising from section 1256 contracts may, however, be treated as ordinary income or loss.

STRADDLES

The hedging transactions undertaken by a Portfolio may result in "straddles" for federal income tax purposes, affecting the character of gains or losses realized by the Portfolio. Losses realized by a Portfolio on positions that are part of a straddle may be deferred under the straddle rules rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Further, a Portfolio may be required to capitalize, instead of currently deducting any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. To date, only a few regulations implementing the straddle rules have been executed; thus, the Portfolio tax consequences of engaging in straddles transactions are unclear. Hedging transactions may increase the amount of short-term capital gain realized by the Portfolios. Such gain is taxed as ordinary income when distributed to shareholders.

A Portfolio may make one or more of the elections available under the Tax Code that is applicable to straddles. If a Portfolio makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may accelerate the recognition of gains or losses from the affected straddle positions.

Straddle rules may affect the amount, character and timing of gains or losses from the positions that are part of a straddle. The amount of Portfolio income distributed and taxed as ordinary income or long-term capital gain to shareholders may be increased or decreased compared to a fund not engaging in such hedging transactions.

FOREIGN CURRENCY-RELATED TRANSACTIONS
Gains or losses attributable to exchange rate fluctuations are generally treated as ordinary income or ordinary loss when they occur between the time a Portfolio accrues interest or other receivables, accrues expenses or other liabilities, denominated in a foreign currency and the time the Portfolio actually collects such receivables, or pays such liabilities. In addition, gains or losses may be the result of:

a.  certain option dispositions

b.  futures and forward contracts

c.  debt security dispositions denominated in a foreign currency

d. fluctuations in foreign currency value between the date of acquisition of the security or contract and the date of disposition.

These gains or losses, referred to under the Tax Code as "section 988" gains or losses, may increase or decrease the amount of a Portfolio's investment company taxable income to be distributed to shareholders as ordinary income.

BACKUP WITHHOLDING
A Portfolio may be required to withhold U.S. Federal income tax at the rate of 31% of all amounts deemed to be distributed as a result of the automatic reinvestment by the Portfolio of its income and gains in additional shares of the Portfolio. The 31% rate applies to shareholders receiving redemption payments whom:

a. fail to provide the Portfolio with their correct taxpayer identification number;

b.  fail to make required certifications,

c. have been notified by the Internal Revenue Service that they are subject to backup withholding.

Backup withholding is not an additional tax. Any amounts withheld will be credited against a shareholder's U.S. Federal income tax liability. Corporate shareholders and certain other shareholders are exempt from such backup withholding.

FOREIGN SHAREHOLDERS
A foreign shareholder, qualifying as a non-resident alien, a foreign trust or estate, foreign corporation, or foreign partnership ("FOREIGN SHAREHOLDER") may have to pay U.S. tax depending on whether the Portfolio income is "effectively connected" with a U.S. trade or business.

If a foreign shareholder's Portfolio income is not "effectively connected" with a U.S. trade or business, the distributions of investment company taxable income will be subject to a U.S. tax of 30% (or lower treaty rate).

If a foreign shareholder's Portfolio income is effectively connected with an U.S. trade or business, then:

a.  distributions of investment company taxable income,

b.  capital gain dividends, and

c. any gain realized upon the redemption, sale or exchange of shares of the Portfolio will be subject to U.S. Federal income tax at the graduated rates applicable to U.S. citizens or domestic corporations. Such shareholders may also be subject to the branch profits tax at a 30% rate.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described herein. Foreign shareholders are advised to consult their own tax advisers regarding investment tax consequences in a Portfolio.

SHORT SALES
Each of the following Portfolios (except Emerging Markets, Limited Duration and International, which may not make short sales of securities) will not realize gain or loss on the short sale of a security until it closes the transaction by delivering the borrowed security to the lender. Pursuant to Tax Code Section 1233, all or a portion of any gain arising from a short sale may be treated as short-term capital gain, regardless of the period of time the Portfolio held the security used to close the short sale. The distribution requirements applicable to the Portfolio's assets may limit the extent to which each Portfolio will be able to engage in short sales and transactions in options, futures and forward contracts.

CONSTRUCTIVE SALES
Under normal circumstances, a Fund may recognize gain from a constructive sale of an "appreciated financial position" it holds if it enters into a short sale, forward contract or other transaction that substantially reduces the risk of loss with respect to the appreciated position. In that event, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund's holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund's holding period and the application of various loss deferral provisions of the Tax Code. Constructive sale treatment does not apply to transactions closed in the 90-day period ending with the 30th day after the close of the taxable year, if certain conditions are met.

FOREIGN INCOME
Income received by a Portfolio from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. The amount of foreign tax cannot be predicted in advance because the amount of a Portfolio's assets that may be invested in a particular country is subject to change.

Certain Portfolios may invest in shares of foreign corporations that may be classified under the Tax Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more of its gross income is investment-type income. If a Fund receives a so-called "excess distribution" with respect to PFIC stock, the Fund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders. In general, under PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC shares. The Fund itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

A Fund may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, a Fund would be required to include in its gross income its shares of the earnings of a PFIC on a current basis, regardless of whether distributions were received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions would not apply. In addition, another election would involve marking to market a Fund's PFIC shares at the end of each taxable year, with the result that unrealized gains would be treated as though they were realized and reported as ordinary income. Any mark-to-market losses and any loss from an actual disposition of PFIC shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years.

If more than 50% of a Portfolio's total asset value at the end of its taxable year consists of securities of foreign corporations as will be expected with respect to the International Portfolios, the Portfolio will be eligible, and may elect to "pass through" to shareholders the Portfolio's foreign income and similar taxes it has paid. Pursuant to this election, a shareholder will be required to include in gross income (in addition to taxable dividends actually received) a pro rata share of the foreign taxes paid by the Portfolio in gross income. The Portfolio will be entitled either to deduct (as an itemized deduction) that amount in computing taxable income or use that amount as a foreign tax credit against U.S. Federal income tax liability. The amount of foreign taxes for which a shareholder can claim a credit in any year will be subject to limitations set forth in the Tax Code, including a separate limitation for "passive income," which includes, among other items, dividends, interest and certain foreign currency gains. Shareholders not subject to U.S. Federal income tax on portfolio income may not claim this deduction or credit. International Portfolio shareholders will be notified within 60 days after the close of the Portfolio's taxable year whether the foreign taxes paid by such Portfolio will "pass through" for the year.

OTHER TAXES
A Portfolio may be subject to state, local or foreign taxes in any jurisdiction where the Portfolio is deemed to be doing business. In addition, Portfolio shareholders may be subject to state, local or foreign taxes on Portfolio distributions. In many states, Portfolio distributions derived from interest on certain U.S. Government obligations may be exempt from taxation. Shareholders should consult their own tax advisers concerning these matters.

                             SHAREHOLDER INFORMATION

Certificates representing a particular Portfolio's shares will not be issued to shareholders. Investors Bank, the Fund's Transfer Agent, maintains accounts for each shareholder. The registration and transfer of shares, as recorded in these accounts shall be reflected by bookkeeping entry, without physical delivery. Detailed confirmations of purchase or redemption are sent to each shareholder. Monthly account statements are sent detailing which shares were purchased as a result of a reinvestment of Portfolio distributions.

The Transfer Agent will require a shareholder to provide requests in writing, accompanied by a valid signature guarantee form, when changing certain information in an accounts (i.e., wiring instructions, telephone privileges, etc.) Neither of the Fund, First Fund or the Transfer Agent will be responsible for the validity of written or telephonic requests.

Should conditions exist making cash payments undesirable, the Fund reserves the right to honor any Portfolio redemption request by making whole or part payment in readily marketable securities and valued as they are for purposes of computing the Portfolio's net asset value (redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities to cash. The Fund has elected to be governed by Rule 18f-1 under the 1940 Act. Thus, the Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of a Portfolio at the beginning of the period.

                         CALCULATION OF PERFORMANCE DATA

From time to time, Portfolios may include their yield and total return in reports to shareholders or prospective investors. Quotations of a Portfolio's yield are based on all investment income per share during a particular 30-day (or one month) period, (including dividends and interest); less expenses accrued during the period ("Net investment income"). Such quotations are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula, which is prescribed by the SEC:

                                              6
                        Yield = 2 [(a - b + 1) - 1]
                                    -----
                                     cd

Where:
   a =   dividends and interest earned during the period,
   b =   expenses accrued for the period (net of reimbursements),
   c = the average daily number of Shares of a Portfolio outstanding during the period that were entitled to receive dividends
   d =   the maximum offering price per share on the last day of the period.

The yield as defined above for each relevant Portfolio for the 30-day period ended December 31, 1999 is as follows:

                         U.S. Short-Term.................   5.45%
                         Limited Duration................   5.94%
                         Worldwide.......................   5.65%
                         Worldwide-Hedged................   5.45%
                         International...................   4.24%
                         Emerging Markets................   4.95%




Yield is calculated by first determining the net change over a 7-calendar day period, exclusive of capital changes, in the value of a hypothetical preexisting account having a balance of one share at the beginning of the period. This number is then divided by the value of the account at the beginning of the base period, to obtain the base period return. The yield is annualized by multiplying the base period return by 365/7. The yield is stated to the nearest hundredth of one percent. The effective yield is calculated by the same method as yield except that the base period return is compounded by adding 1, raising the sum to a power equal to 365/7, and subtracting 1 from the result, according to the following formula:

                                                        365/7
             Effective Yield = [(Base Period Return + 1)     ] - 1

Average annual total return quotes will be expressed as the average annual compounded rate of return of a hypothetical investment in a Portfolio over 1, 5 and 10 years (up to the life of the Portfolio). This will be calculated pursuant to the following formula, prescribed by the SEC:

                                         n
                                P (1 + T)  = ERV

Where                      P =    a hypothetical initial payment of $1,000,
                           T =    the average annual total return,
                           n =    the number of years, and
                           ERV =  the ending redeemable value of a hypothetical
                                  $1,000 payment made at the beginning of the period.

        All total return figures assume that all dividends are reinvested when paid.

The total return as defined above, for each Portfolio (annualized) for the one, five and ten year periods, and life of the Portfolio, ended December 31, 1999, is as follows:

                                     ONE YEAR          FIVE YEARS          TEN YEARS      LIFE OF PORTFOLIO    INCEPTION DATE
U.S. Short-Term                       4.26%               5.22%              5.10%              5.12%              12/6/89
Limited Duration                      2.88%               6.64%               N/A               5.46%              7/26/93
Mortgage-Backed                       1.21%                N/A                N/A               6.87%              4/29/96
Global Tactical Exposure*             2.90%                N/A                N/A               6.24%              9/14/95
Worldwide                            (5.38%)              6.03%               N/A               6.82%              4/15/92
Worldwide-Hedged                     (0.19%)              8.88%               N/A               9.32%              5/19/92
International                        (6.34%)               N/A                N/A               4.58%               5/9/96
Emerging Markets                     11.73%                N/A                N/A              (0.51%)             8/12/97

* The Portfolio redeemed all of its assets on December 30, 1994, and began selling shares again on September 14, 1995. The total return (on an annualized basis) from its original inception of March 25, 1993 through December 30, 1994, was 5.39%.

                                 CONTROL PERSON

As of April 1, 2000, Fischer Francis Trees & Watts, Inc., had discretionary investment advisory agreements with shareholders of the Registrant, representing 65.37% of the Registrant's total net assets and therefore may be deemed to be a "control person" of the Registrant as such term is defined in the 1940 Act.

                         CUSTODIAN AND ACCOUNTING AGENT

Investors Bank & Trust Company, P.O. Box 9130, Boston, Massachusetts 02117-9130, is Custodian and Accounting Agent for the Fund.

                     TRANSFER AND DIVIDEND DISBURSING AGENT

Investors Bank & Trust Company, P.O. Box 9130, Boston, Massachusetts 02117-9130, is Transfer Agent for the shares of the Fund, and Dividend Disbursing Agent for the Fund.

                                  LEGAL COUNSEL

Dechert Price & Rhoads, 1775 Eye Street, NW, Washington, D.C. 20006-2401, is legal counsel for the Fund.

                              INDEPENDENT AUDITORS

KPMG LLP, 345 Park Avenue, New York, New York 10154, is the independent auditor for the Fund.

                              FINANCIAL STATEMENTS

The audited financial statements for the year ended December 31, 1999 are incorporated herein by reference to the Annual Report to shareholders covering this period. A copy has been delivered with this SAI.

                           QUALITY RATING DESCRIPTIONS

STANDARD & POOR'S CORPORATION

AAA. Bonds rated AAA are the highest grade debt obligations. This rating indicates an extremely strong capacity to pay principal and interest.

AA. Bonds rated AA also qualify as high-quality obligations. Capacity to pay principal and interest is very strong, and in the majority of instances, they differ from AAA issues only in a small degree.

A. Bonds rated A have a strong capacity to pay principal and interest, although they are more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB. Bonds rated BBB are regarded as having adequate capacity to pay interest or principal. Although these bonds normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and principal.

BB. Bonds rated BB are less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B. Bonds rated B are more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC. Bonds rated CCC are currently vulnerable to nonpayment, and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC. Bonds rated CC are currently highly vulnerable to nonpayment.

C. Bonds rated C may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

The ratings may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Municipal notes issued since July 29, 1984 are designated "SP-1," "SP-2," and "SP-3." The designation SP-1 indicates a very strong capacity to pay principal and interest. A "+" is added to those issues determined to possess overwhelming safety characteristics.

A-1. S&P's Commercial Paper ratings are current assessments of the likelihood of timely payments of debts having original maturity of no more than 365 days. The A-1 designation indicates the degree of safety regarding timely payment is very strong.

A-2. Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

A-3. Adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

                         MOODY'S INVESTORS SERVICE, INC.

Aaa. Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa. These bonds are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.

A. These bonds possess many favorable investment attributes and may be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa. These bonds are considered medium-grade obligations. They are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba. These bonds possess speculative elements because their future cannot be considered as well assured. Uncertainty of position characterizes bonds in this class, because the protection of interest and principal payments may be very moderate and not well safeguarded.

B. These bonds lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa. This rating represents bonds, which may be in default, or, there may be present elements of danger with respect to principal or interest.

Ca. This rating represents highly speculative bonds. Such instruments are often in default or have other marked shortcomings.

C. The lowest class of bonds, the prospects of attaining any real investment standing are poor.

Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end or its generic rating category.

Moody's ratings for state and municipal and other short-term obligations will be designated Moody's Investment Grade ("MIG"). This distinction is in recognition of the differences between short-term credit risk and long-term credit risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of high importance in long-term borrowing risk are of lesser importance in the short run.

MIG-1. Notes bearing this rating are of the best quality enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

MIG-2. Notes bearing this rating are of favorable quality, with all security elements accounted for, but lacking the undeniable strength of the previous grade. Market access for refinancing, in particular, is likely to be less well established.

MIG-3. Notes bearing this rating are of favorable quality, although liquidity and cash flow protection may be narrow, and market access for refinancing is likely to be well established.

P-1. Moody's Commercial Paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. The designation "Prime-1" or "P-1" indicates the highest quality repayment capacity of the rated issue.

P-2. Issuers have a strong capacity for repayment of short-term promissory obligations.

                             THOMSON BANKWATCH, INC.

A. Company possesses an exceptionally strong balance sheet and earnings record, translating into an excellent reputation and unquestioned access to its natural money markets. If weakness or vulnerability exists in any aspect of the company's business, it is entirely mitigated by the strengths of the organization.

A/B. Company is financially very solid with a favorable track record and no readily apparent weakness. Its overall risk profile, while low, is not quite as favorable as companies in the highest rating category.

A1. Short-term obligations rated A1 are supported by a very strong capacity for timely repayment. A plus sign is added to those issues determined to possess the highest capacity for timely payment.

PART C OTHER INFORMATION

ITEM 23.   Exhibits

The following exhibits are incorporated herein by reference, are not required to be filed or are filed herewith (as indicated):

                (a)(1) Articles of Incorporation, dated February 23, 1989, filed as Exhibit 1 to Registrant's Registration Statement on Form N-1A.

                (a)(2)  Articles of Amendment, dated July 1, 1991, filed as
                        Exhibit 1(a) to Post-Effective Amendment No. 4 to Registrant's Registration Statement on Form N-1A.

                (a)(3)  Articles of Amendment, dated July 26, 1991, filed as
                        Exhibit 1(a) to Post-Effective Amendment No. 5 to Registrant's Registration Statement on Form N-1A.

                (a)(4) Articles Supplementary, dated February 16, 1993, filed as Exhibit 1(c) to Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A.

                (a)(5)  Articles of Amendment, dated August 17, 1995, filed as
                        Exhibit 1(d) to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A.

                (a)(6)  Articles of Amendment, dated December 11, 1996, filed as
                        Exhibit 1(e) to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A.

                (a)(7)  Articles of Amendment, dated July 8, 1998 filed as
                        Exhibit 1(f) to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A.

                (a)(8) Articles of Amendment, dated December 10, 1998, filed as Exhibit (a)(8) to Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A.

                (b)(1) By-laws, filed as Exhibit 2 to Registrant's Registration Statement on Form N-1A.

                (b)(2) Amended By-laws, filed as Exhibit 2 to Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A.

                (b)(3) Amendment to By-laws, filed as Exhibit 2(a) to Post-Effective Amendment No. 5 to Registrant's Registration Statement on Form N-1A.

                (c)     Not Applicable.

                (d)(1) Management Agreement between the Registrant and Fischer Francis Trees & Watts, Inc., dated November 30, 1989, filed as Exhibit 5 to Pre-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A.

                (d)(2) Amendment to Management Agreement between the Registrant and Fischer Francis Trees & Watts, Inc., dated September 25, 1990, filed as Exhibit 5 to Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A.

                (d)(3) Amended and Restated Management Agreement between the Registrant and Fischer Francis Trees & Watts, Inc., dated August 31, 1991, filed as Exhibit 5 to Post-Effective Amendment No. 5 to Registrant's Registration Statement on Form N-1A.

                (d)(4) Sub-Advisory Agreement between Fischer Francis Trees & Watts, Inc. and Fischer Francis Trees and Watts, dated August 31, 1991, filed as Exhibit 5(a) to Post-Effective Amendment No. 5 to Registrant's Registration Statement on Form N-1A.

                (d)(5) Advisory Agreement between the Registrant (for the Stable Return Portfolio) and Fischer Francis Trees & Watts, Inc., dated February 18, 1993, filed as Exhibit 5(d) to Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A.

                (d)(6) Advisory Agreement between the Registrant (for the U.S. Treasury Portfolio) and Fischer Francis Trees & Watts, Inc., dated February 18, 1993, filed as Exhibit 5(e) to Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A.

                (d)(7) Advisory Agreement between the Registrant (for the Broad Market Fixed Income Portfolio) and Fischer Francis Trees & Watts, Inc., dated February 18, 1993, filed as Exhibit 5(g) to Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A.

                (d)(8) Advisory Agreement between the Registrant (for the International Fixed Income Portfolio) and Fischer Francis Trees & Watts, Inc., dated February 18, 1993 filed, as Exhibit 5(i) to Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A.

                (d)(9) Advisory Agreement between the Registrant (for the International Fixed Income-Hedged Portfolio) and Fischer Francis Trees & Watts, Inc., dated February 18, 1993, filed as Exhibit 5(j) to Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A.

                (d)(10) Sub-Advisory Agreement (for the International Fixed
                        Income Portfolio) between Fischer Francis Trees & Watts, Inc. and Fischer Francis Trees & Watts, dated

                        February 18, 1993, filed as Exhibit 5(l) to
                        Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A.

                (d)(11) Sub-Advisory Agreement (for the International Fixed
                        Income-Hedged Portfolio) between Fischer Francis Trees & Watts, Inc. and Fischer Francis Trees & Watts, dated February 18, 1993, filed as Exhibit 5(m) to Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A.

                (d)(12) Advisory Agreement between the Registrant (for the
                        Mortgage Total Return Portfolio) and Fischer Francis Trees & Watts, Inc., dated January 2, 1996, filed as
                        Exhibit 5(n) to Post-Effective Amendment No. 19 to Registrant's Registration Statement on Form N-1A.

                (d)(13) Advisory Agreement between the Registrant (for the
                        Emerging Markets Portfolio) and Fischer Francis Trees & Watts, Inc., dated October 30, 1996, filed as Exhibit 5(o) to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A.

                (d)(14) Advisory Agreement between the Registrant (for the
                        Inflation-Indexed Portfolio) and Fischer Francis Trees & Watts, Inc., dated October 30, 1996, filed as Exhibit 5(p) to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A.

                (d)(15) Advisory Agreement between the Registrant (for the
                        Inflation-Indexed Hedged Portfolio) and Fischer Francis Trees & Watts, Inc., dated October 30, 1996, filed as
                        Exhibit 5(q) to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A.

                (d)(16) Advisory Agreement between the Registrant (for the Money
                        Market Portfolio) and Fischer Francis Trees & Watts, Inc., dated October 30, 1996, filed as Exhibit 5(r) to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A.

                (d)(17) Sub-Advisory Agreement (for the Emerging Markets
                        Portfolio) between Fischer Francis Trees & Watts, Inc. and Fischer Francis Trees & Watts, dated October 30, 1996, filed as Exhibit 5(s) to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A.

                (d)(18) Sub-Advisory Agreement (for the Inflation-Indexed
                        Portfolio) between Fischer Francis Trees & Watts, Inc. and Fischer Francis Trees & Watts, dated October 30, 1996, filed as Exhibit 5(t) to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A.

                (d)(19) Sub-Advisory Agreement (for the Inflation Indexed-Hedged
                        Portfolio) between Fischer Francis Trees & Watts, Inc. and Fischer Francis Trees & Watts, dated

                        October 30, 1996, filed as Exhibit 5(u) to
                        Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A.

                (d)(20) Amendment to Management Agreement (for the Broad Market
                        Portfolio) between the Registrant and Fischer Francis Trees & Watts, Inc., dated October 30, 1996, filed as
                        Exhibit 5(v) to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A.

                (d)(21) Amendment to Management Agreement (for the U.S. Treasury
                        Portfolio) between the Registrant and Fischer Francis Trees & Watts, Inc., dated October 30, 1996, filed as
                        Exhibit 5(w) to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A.

                (d)(22) Advisory Agreement between the Registrant (for the
                        Global High Yield Portfolio) and Fischer Francis Trees & Watts, Inc., dated July 7, 1998, filed as Exhibit 5aa) to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A.

                (d)(23) Advisory Agreement between the Registrant (for the
                        International Corporate Portfolio) and Fischer Francis Trees & Watts, Inc., dated July 7, 1998, filed as
                        Exhibit 5bb) to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A.

                (d)(24) Advisory Agreement between the Registrant (for the
                        International Opportunities Portfolio) and Fischer Francis Trees & Watts, Inc., dated July 7, 1998, filed as Exhibit 5cc) to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A.

                (d)(25) Advisory Agreement between the Registrant (for the
                        Global Tactical Exposure Portfolio) and Fischer Francis Trees & Watts, Inc., dated July 7, 1998, filed as
                        Exhibit 5dd) to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A.

                (d)(26) Advisory Agreement between the Registrant (for the U.S.
                        Corporate Portfolio) and Fischer Francis Trees & Watts, Inc., dated July 7, 1998, filed as Exhibit 5ee) to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A.

                (d)(27) Advisory Agreement between the Registrant (for the
                        Equity Alpha Portfolio) and Fischer Francis Trees & Watts, Inc., dated July 7, 1998, filed as Exhibit 5ff) to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A.

                (d)(28) Advisory Agreement between the Registrant (for the High
                        Yield Portfolio) and Fischer Francis Trees & Watts, Inc., dated July 7, 1998, filed as Exhibit 5gg) to

                        Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A.

                (d)(29) Advisory Agreement between the Registrant (for the
                        Asset-Backed Portfolio) and Fischer Francis Trees & Watts, Inc., dated July 7, 1998, filed as Exhibit 5hh) to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A.

                (d)(30) Advisory Agreement between the Registrant (for the
                        Limited Duration Portfolio) and Fischer Francis Trees & Watts, Inc., dated July 7, 1998, filed as Exhibit 5ii) to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A.

                (d)(31) Advisory Agreement between the Registrant (for the
                        Mortgage LIBOR Portfolio) and Fischer Francis Trees & Watts, Inc., dated July 7, 1998, filed as Exhibit 5jj) to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A.

                (d)(32) Sub-Advisory Agreement (for the Global High Yield
                        Portfolio) between Fischer Francis Trees & Watts, Inc. and Fischer Francis Trees & Watts, dated July 7, 1998, filed as Exhibit 5kk) to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A.

                (d)(33) Sub-Advisory Agreement (for the International Corporate
                        Portfolio) between Fischer Francis Trees & Watts, Inc. and Fischer Francis Trees & Watts, dated July 7, 1998, filed as Exhibit 5ll) to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A.

                (d)(34) Sub-Advisory Agreement (for the International
                        Opportunities Portfolio) between Fischer Francis Trees & Watts, Inc. and Fischer Francis Trees & Watts, dated July 7, 1998, filed as Exhibit 5mm) to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A.

                (d)(35) Sub-Advisory Agreement (for the Global Tactical Exposure
                        Portfolio) between Fischer Francis Trees & Watts, Inc. and Fischer Francis Trees & Watts, dated July 7, 1998, filed as Exhibit 5nn) to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A.

                (d)(36) Form of Advisory Agreement between the Registrant (for the Worldwide-Hedged Portfolio) and Fischer Francis Trees & Watts, Inc., dated March 1, 2000, to Post-Effective Amendment No. 26 to Registrant's Registration Statement on Form N-1A.

                (d)(37) Form of Sub-Advisory Agreement (for the Worldwide-Hedged
                        Portfolio) between Fischer Francis Trees & Watts, Inc. and Fishcher Francis Trees & Watts, dated

                        March 1, 2000, to Post-Effective Amendment No. 26 to Registrant's Registration Statement on Form N-1A.

                (e)(1) Distribution Agreement between the Registrant and AMT Capital Services, Inc., dated September 21, 1992, filed as Exhibit 6 to Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A.

                (e)(2) Distribution Agreement between the Registrant and AMT Capital Services, Inc., dated February 1, 1995 filed as
                        Exhibit 6a to Post-Effective Amendment No. 16 to Registrant's Registration Statement on Form N-1A.

                (e)(3) Distribution Agreement between the Registrant and AMT Capital Securities, L.L.C., dated May 29, 1998, filed as Exhibit (e)(3) to Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A.

                (e)(4) Form of Distribution Agreement between the Registrant and First Fund Distributors, Inc., dated as of January 1, 2000, to Post-Effective Amendment No. 26 to Registrant's Registration Statement on Form N-1A.

                (f)     Not Applicable.

                (g)(1) Custodian Agreement between Registrant and State Street Bank & Trust Company, dated November 21, 1989, filed as
                        Exhibit 8 to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A.

                (g)(2) Custodian Agreement between Registrant and State Street Bank & Trust Company, dated October 22, 1991, filed as
                        Exhibit 8 to Post-Effective Amendment No. 5 to Registrant's Registration Statement on Form N-1A.

                (g)(3) Custodian Agreement between Registrant and Investors Bank & Trust Company, dated January 10, 1994, filed as
                        Exhibit 8(d) to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A.

                (g)(4) Amendment Agreement dated May 29, 1998 to the Custodian Agreement between Registrant and Investors Bank & Trust Company, dated January 10, 1994, and Transfer Agency and Service Agreement between Registrant and Investors Bank & Trust Company, dated November 27, 1992, filed as Exhibit (g)(4) to Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A.

                (h)(1) Transfer Agency and Service Agreement between Registrant and State Street Bank & Trust Company, dated October 22, 1991, filed as Exhibit 8(a) to Post-Effective Amendment No. 5 to Registrant's Registration Statement on Form N-1A.

                (h)(2) Transfer Agency and Service Agreement between Registrant and Investors Bank & Trust Company, dated November 27, 1992, filed as Exhibit 8(c) to Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A.

                (h)(3) Administration Agreement between the Registrant and AMT Capital Services, Inc., dated September 21, 1992, filed as Exhibit 9 to Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A.

                (h)(4) Sales Incentive Fee Agreement between Fischer Francis Trees & Watts, Inc. and AMT Capital Services, Inc., dated September 21, 1992, filed as Exhibit 9(a) to Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A.

                (h)(5) Administration Agreement between the Registrant and AMT Capital Services, Inc., dated February 1, 1995, filed as
                        Exhibit 9b to Post-Effective Amendment No. 16 to Registrant's Registration Statement on Form N-1A.

                (h)(6) Amendment Agreement dated May 29, 1998 to Administration Agreement between the Registrant and AMT Capital Services, Inc., dated February 1, 1995, filed as Exhibit
                        (h)(6) to Post-Effective Amendment No. 24 to
                        Registrant's Registration Statement on Form N-1A.

                (i)(1) Opinion and Consent of Counsel, dated June 28, 1989, filed as Exhibit 10 to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A.

                (i)(2) Opinion and Consent of Counsel, dated December 28, 1995, filed as Exhibit 10a to Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A.

                (i)(3)  Opinion and Consent of Counsel is filed herewith.

                (j)     Consents of Independent Auditors is filed herewith.

                (k)     Not Applicable.

                (l) Purchase Agreement for Initial Capital between Registrant and Fischer Francis Trees & Watts, Inc., dated November 17, 1989, filed as Exhibit 13 to Pre-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A.

                (l)(1) Purchase Agreement for Initial Capital between Registrant and William E. Vastardis, dated July 8, 1998, filed as Exhibit 1 to Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A.

                (m)     Not Applicable.

                (n)     Not Applicable.

                (o)     Not applicable.

                (p) Code of Ethics for Registrant and Fischer Francis Trees & Watts, Inc. (and affiliates), dated March 1, 2000 is filed herewith.

ITEM 24
PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT

As of April 1, 2000, Fischer Francis Trees & Watts, Inc., had discretionary investment advisory agreements with shareholders of the Registrant, representing 65.37% of the Registrant's total net assets and therefore may be deemed to be a "control person" of the Registrant as such term is defined in the 1940 Act.

ITEM 25
INDEMNIFICATION.

        The Registrant shall indemnify directors, officers, employees and agents of the Registrant against judgments, fines, settlements and expenses to the fullest extent allowed, and in the manner provided, by applicable federal and Maryland law, including Section 17(h) and (i) of the Investment Company Act of 1940. In this regard, the Registrant undertakes to abide by the provisions of Investment Company Act Releases No. 11330 and 7221 until amended or superseded by subsequent interpretation of legislative or judicial action.

        Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act"), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 26
BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

        Fischer Francis Trees & Watts, Inc. (the "Investment Adviser"), is a company organized under the laws of New York State and is an investment adviser registered under the Investment Advisers Act of 1940 (the "Advisers Act").

        The list required by this Item 26 of officers and directors of the Investment Adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of

Form ADV filed by the Investment Adviser pursuant to the Advisers Act (SEC File No. 801-10577).

ITEM 27
PRINCIPAL UNDERWRITER.

(a) The Registrant's principal underwriter also acts as principal underwriter for the following investment companies:

            Advisors Series Trust
            Allegiance Investment Trust
            Brandes Investment Trust
            Dessauer & McIntyre Asset Management, Inc.
            Fleming Funds
            Fremont Mutual Funds, Inc.
            Jurika & Voyles Fund Group
            Guiness Flight Funds (GFF)
            Investors Research Fund, Inc.
            Harding, Loevner Funds, Inc.
            Kayne Anderson Mutual Funds
            Master's Select/ Litman Gregory
            O'Shaughnessy Funds
            Professionally Managed Portfolios
            PIC Investment Trust
            Puget Sound Alternative Investment Trust
            Rainier Investment Management Mutual Funds
            RNC Mutual Fund Group, Inc.
            SAMCO Funds, Inc.
            TIFF Investment Program, Inc.
            Trust for Investment Managers

(b) The following information is furnished with respect to the officers and directors of First Fund Distributors, Inc.:

NAME AND PRINCIPAL
BUSINESS ADDRESS             POSITIONS & OFFICES             POSITIONS & OFFICES
WITH DISTRIBUTOR             WITH DISTRIBUTOR                WITH REGISTRANT
----------------             ----------------                ---------------
Robert H. Wadsworth          President & Treasurer           None
4455 E. Camelback Road
Suite 261E
Phoenix, AZ 85018

Eric M. Banhazl              Vice President                  None
2020 E. Financial Way
Suite 100
Glendora, CA 91741

Steven J. Paggioli           Vice President & Secretary      None
915 Broadway
Suite 1605
New York, NY 10010

(c) Not applicable.

ITEM 28
LOCATION OF ACCOUNTS AND RECORDS.

        All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940, as amended (the "1940 Act"), and the rules thereunder will be maintained at the offices of the Investment Adviser, the Custodian and the Administrator.

            FFTW Funds, Inc.
            200 Park Avenue
            New York, NY 10166

            Investors Capital Services, Inc.
            600 Fifth Avenue, 26th Floor
            New York, New York 10020

            Investors Bank & Trust Company
            200 Clarendon Street
            Boston, Massachusetts 02117-9130

ITEM 29
MANAGEMENT SERVICES.

Not applicable.

ITEM 30
UNDERTAKINGS.

Not applicable

Registrant hereby undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of one or more of the Registrant's directors when requested in writing to do so by the holders of at least 10% of the Registrant's outstanding shares of common stock and, in connection with such meeting, to assist in communications with other shareholders in this regard, as provided under Section 16(c) of the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirement for effectiveness of this registration statement under rule 485(a) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and State of New York on April 27, 2000.

                                          FFTW FUNDS, INC.


                                          By \s\ Onder John Olcay
                                            -----------------------
                                          President
                                          Onder John Olcay


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on April 27, 2000.

SIGNATURE                                 TITLE

/s/ Stephen P. Casper                     Director
---------------------
Stephen P. Casper

/s/ Onder John Olcay                      Chairman of the Board,
--------------------                      President
Onder John Olcay

/s/ John C Head III                       Director
-------------------
John C Head III

/s/ Lawrence B. Krause                    Director
----------------------
Lawrence B. Krause

/s/ Andrea Redmond                        Director
------------------
Andrea Redmond

/s/ Saul H. Hymans                        Director
------------------
Saul H. Hymans

/s/ William E. Vastardis                  Treasurer
------------------------
William E. Vastardis

                                  EXHIBIT INDEX


(i)(3)      Opinion and Consent of Counsel.

(j)         Consent of Independent Auditors.

(p)         Code of Ethics.